As filed with the Securities and Exchange Commission on April 29, 2022

Registration No. 033-75980

Registration No. 811-02513

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 40	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Variable Annuity Account C

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way

Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2022, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

MAP II (HR 10)

Supplement Dated May 1, 2022 to the Contract Prospectus and
Updating Summary Prospectus

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Updating Summary Prospectus. Please read it carefully and keep it with your Contract Prospectus and Updating Summary Prospectus for future reference.

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® FMR® T. Rowe Price International Stock Portfolio.

Notice of and Important Information About an Upcoming Fund Reorganization

On January 27, 2022, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the “Disappearing Portfolio” with and into the following “Surviving Portfolio” (the “Reorganization”):

Disappearing Portfolio	Surviving Portfolio
VY® T. Rowe Price International Stock Portfolio (Class S)	Voya International Index Portfolio (Class I)

The Reorganization is subject to approval by the shareholders of the Disappearing Portfolio. If shareholder approval of the Reorganization is obtained, it is expected that the Reorganization will become effective on or about the close of business on July 8, 2022.

If shareholders of the Disappearing Portfolio approve the Reorganization, from the close of business on July 1, 2022 through the close of business on July 8, 2022, the Disappearing Portfolio will be in a “transition period” during which time a transition manager will sell all or most of its assets and the transition manager may hold a large portion of the Disappearing Portfolio’s assets in temporary investments. During this time, the Disappearing Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Disappearing Portfolio to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Disappearing Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Portfolio with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the Disappearing Portfolio will automatically become investments in the subaccount that invests in Class I shares of the Surviving Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund managed by the same investment adviser at a lower cost.

Page 1 of 2	May 2022

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Disappearing Portfolio will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Disappearing Portfolio will be automatically allocated to the subaccount that invests in the corresponding Surviving Portfolio. See the “THE INVESTMENT OPTIONS” section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-584-6001.

Information about the Surviving Portfolio. Summary information about the Voya International Index Portfolio (Class I) can be found in APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT in the Contract Prospectus or APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT in the Updating Summary Prospectus. More detailed information can be found in the current prospectus and Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

Page 2 of 2	May 2022

PART A

INFORMATION REQUIRED IN A PROSPECTUS

MAP II (HR 10)

GROUP INSTALLMENT VARIABLE ANNUITY CONTRACT

issued by

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

This prospectus describes the group installment variable annuity contract (the “Contract”) issued by Voya Retirement Insurance and Annuity Company (“VRIAC,” the “Company,” “we,” “us” and “our”) through its Variable Annuity Account C (the “Separate Account”). The contract is intended to be used as a funding vehicle for certain types of retirement plans (“plan” or “plans”) that may qualify for beneficial tax treatment under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). There are four classes of the Contract are described in this prospectus: The class of Contract designed for retirement plans that qualify under Section 401 of the Tax Code (“Corporate 401 Contract”); the class of Contract designed for retirement plans established by self-employed individuals under Tax Code Section 401 (“HR 10 Contract”); the Simplified Employee Pension (“SEP”) class of Contract under Tax Code Section 408(k) (“SEP Contract”); and the group Individual Retirement Annuity (“IRA”) class of Contract that qualify under Section 408(b) of the Tax Code (“Group IRA Contract”). The SEP Contract and the Group IRA Contract are no longer available for investment by new investors or retirement plans.

Before you participate in the Contract through your retirement plan, you should read this prospectus. It provides facts about the Contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the Contract is appropriate for their plan.

____________________________________________________________________________

If you are a new Investor in the Contract,

you may cancel your Contract within 10 days of receiving it without paying fees or penalties.

In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Account Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

____________________________________________________________________________

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Neither the U.S. Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

If a participant elects to deduct from the participant’s account advisory fees due under an independent advisory services agreement between the participant and an investment adviser, then such deductions will reduce the death benefit payable under the participant’s Contract and also may be subject to federal and state income taxes and a 10% federal penalty tax.

Contract Prospectus Dated May 1, 2022

PRO.75980-22

PRO.75980-22	2

GLOSSARY OF TERMS USED IN THIS PROSPECTUS

The following are some of the important terms used throughout this prospectus that have special meaning. There are other capitalized terms that are explained or defined in other parts of this prospectus.

Account Anniversary: The anniversary of the date we established your account. If your account was established on February 29th, in non-leap years, the Account Anniversary shall be March 1st.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Accumulation Phase: The period of time between the date the Contract became effective and the date you begin receiving Income Phase payments under the Contract. During the Accumulation Phase, you accumulate retirement benefits.

Accumulation Unit: A unit of measurement used to calculate the Account Value during the Accumulation Phase.

Accumulation Unit Value: The value of an Accumulation Unit for a Subaccount of Variable Annuity Account C. Each Subaccount of Variable Annuity Account C has its own Accumulation Unit Value, which may increase or decrease daily based on the investment performance of the applicable underlying Fund in which it invests.

Annuitant. The Annuitant is the person(s) on whose life expectancy the Income Phase payments are calculated.

Beneficiary (or Beneficiaries): The person designated to receive the death benefit payable under the Contract.

Contract or Contracts: The group installment variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust. We may also refer to the Contract Holder as the Contract Owner.

Contract Year: For the HR 10 Contract issued before June 1, 1992, and the period of 12 months is measured from the Contract’s effective date or from any anniversary of such effective date for all Corporate 401, SEP and Group IRA Contract. For the HR 10 Contract issued on and after June 1, 1992, or in some states at a later date following regulatory approval, the period of 12 months is measured from the date the first Purchase Payment is applied to the Contract or from any anniversary of such date.

Corporate 401 Contract: A class of Contract designed for retirement plans that qualify under Section 401 of the Tax Code.

Customer Service: The location from which we service the Contract. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account and the Fixed Account are Fixed Interest Options that may be available during the Accumulation Phase under some classes of the Contract. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

PRO.75980-22	3

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Good Order: Generally, a request is considered to be in “Good Order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out. We can only act upon written requests that are received in Good Order.

Group IRA Contract: A class of Contract designed for retirement plans funding group Individual Retirement Annuity contracts qualifying for beneficial tax treatment under Section 408(b) of the Tax Code.

HR 10 Contract: A class of Contract designed for retirement plans sponsored by self-employed individuals eligible to establish an HR 10 plan for their employees under Tax Code Section 401.

Income Phase: The period during which you receive payments from your Contract.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Net Asset Value: A Fund’s current market value.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Purchase Payment: Collectively, the initial Purchase Payment and any additional Purchase Payment.

SEP Contract: A class of Contract designed for retirement plans funding Simplified Employee Pension (“SEP”) contracts qualifying for beneficial tax treatment under Tax Code Section 408(k).

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this prospectus.

Valuation Date: Each date on which the Accumulation Unit Value of the Subaccounts of Variable Annuity Account C and the Net Asset Value of the shares of the underlying Funds are determined. Currently, these values are determined after the close of business of the New York Stock Exchange (“NYSE”) on any normal Business Day, Monday through Friday, when the NYSE is open for trading.

Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

PRO.75980-22	4

KEY INFORMATION

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Charges for Early Withdrawals

If the Investor withdraws money from the Contract within ten (10) Contract Years, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from the Corporate 401 Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment.

Please also note that withdrawals from the Guaranteed Accumulation Account are subject to a Market Value Adjustment, which can be either positive or negative (see Appendix B to this prospectus).

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES - Transaction Fees - Early Withdrawal Charge.”

Transaction Charges

In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a Contract Loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $125 per loan;

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate; and

• Charges for advisory services due to an independent advisory services agreement between you and an investment adviser may be deducted from Contract value.

See “FEE TABLE - Transaction Expenses” and “CHARGES AND FEES.”

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid. These ongoing fees and expenses do not reflect any advisory fees due under an independent advisory services agreement with a participant, and if such charges were reflected, these ongoing fees and expenses would be higher.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.19%[1,2]	1.50% [1,2]
	Investment options(Portfolio Company fees and expenses)	0.50%[3]	0.78%%[3]

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge equal to 0.25% annually of Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.00074% The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contract. See “CHARGES AND FEES - Periodic Fees and Charges.”
[3]	These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2021, and will vary from year to year.
PRO.75980-22	5

FEES AND EXPENSES (continued from previous page)
Ongoing Fees and Expenses (annual charges)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost Estimate: $2,311	Highest Annual Cost Estimate: $26,904

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• No optional benefits;

• Fees and expenses of least expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

Assumes:

• Investment of $100,000;

• 5% annual appreciation;

• Fees and expenses for the most expensive Fund;

• No sales charges or advisory fees; and

• No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES AND FEES - Periodic Fees and Charges.”
RISKS
Risk of Loss	An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not a Short-Term Investment

This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you could experience a loss as to the amount invested in that account.

See “THE INVESTMENT OPTIONS - The Variable Investment Options” and APPENDIX A, APPENDIX B and APPENDIX C.

Insurance Company Risks

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account.”

PRO.75980-22	6

RESTRICTIONS
Investments

• Some Subaccounts and Fixed Interest Options may not be available through certain classes of Contract, your plan or in some states. See your Contract or certificate for any state specific variations;

• Not all Fixed Interest Options may be available for current or future investment;

• There are certain restrictions on transfers from the Fixed Interest Options;

• The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

• The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS - Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT - Limits on Frequent or Disruptive Transfers.”

Optional Benefits

• We may discontinue or restrict the availability of an optional benefit;

• Benefits available to you may vary based on employer and state approval. Participants should refer to their plan documents for available benefits; and

• If a participant elects to pay advisory fees from the Variable Investment Options, such deductions will reduce the death benefit amount and also may be subject to federal and state income taxes and a 10% federal tax penalty.

See “SYSTEMATIC DISTRIBUTION OPTIONS - Availability of Systematic Distribution Options.”

TAXES
Tax Implications

• You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

• There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or IRA; and

• Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

CONFLICTS OF INTEREST
Investment Professional Compensation

• We pay compensation to broker/dealers whose registered representatives sell the Contract.

• Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

• Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS - Contract Distribution.”

Exchanges

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your Contract only if you determine, after comparing the features, fees and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

PRO.75980-22	7

OVERVIEW OF THE CONTRACT

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this prospectus, the related Statement of Additional Information (“SAI”), the Contract and the summary or full prospectuses for the Funds being considered. We urge you to read the entire prospectus as it describes all material features and benefits of the Contract and your rights and limitations thereunder. It also sets forth information you should know before making the decision to participate in the Contract through your retirement plan. Certain features and benefits may vary depending on the state in which your Contract is issued.

Purpose

The SEP Contract and the Group IRA Contract are no longer available for investment by new investors or retirement plans.

The Contract described in this prospectus are group installment variable annuity contract. It is intended to be used as a funding vehicle for certain types of retirement plans that may qualify for beneficial tax treatment under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). Four classes of Contract are described in this prospectus.

The Contract is designed for Investors who intend to accumulate funds for retirement purposes, and thus is best suited for those with a long investment horizon. The Contract should not be viewed as a highly liquid investment. In that regard, early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your money is left in your Contract. For these reasons, you should not participate in the Contract if you are looking for a short-term investment.

Phases of Contract

The Contract has two phases: An Accumulation Phase and an Income Phase.

Accumulation Phase: During the Accumulation Phase, the Contract Holder or you, if permitted by your plan, directs us to invest your Purchase Payments or Account Value among the following investment options:

•	Variable Investment Options; and/or
•	Fixed Interest Options.

Income Phase: During the Income Phase, you start receiving annuity, or Income Phase, payments from your Contract. The Contract offers several Income Phase payment options. However, you will be unable to make withdrawals, and any death benefits and living benefits will terminate. In general, you may:

•	Receive Income Phase payments over a lifetime or for a specified period;
•	Receive Income Phase payments monthly, quarterly, semi-annually or annually;
•	Select an Income Phase option that provides a death benefit to Beneficiaries; or
•	Select fixed Income Phase payments or payments that vary based on the performance of the Variable Investment Options you select.

For more information about the Income Phase, see “THE INCOME PHASE” section of this prospectus.

PRO.75980-22	8

The Variable Investment Options

The Variable Investment Options are Subaccounts within the Separate Account. Each Subaccount invests its assets directly in shares of a corresponding underlying Fund, and each Fund has its own distinct investment objectives, fees and expenses and investment advisers. Earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of the corresponding underlying Fund. You do not invest directly in or hold shares of the Funds. Additional information about each underlying Fund is set forth in the section of this prospectus called “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT.”

There is no guarantee that your Account Value will increase. Depending upon the investment experience of each Fund in which a Subaccount invests, your Account Value may increase or decrease daily. You bear the investment risk for the Funds in which the Subaccounts invest; you will benefit from favorable investment experience but also bear the risk of poor investment performance.

The Fixed Interest Options

The following Fixed Interest Options may be available through the Contract:

•	The Guaranteed Accumulation Account; and
•	The Fixed Account.

Not all Fixed Interest Options may be available for current or future investment. For descriptions of the Fixed Interest Options that may be available through the Contract, see AppendiX B and APPENDIX C and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge by calling Customer Service by 1-800-584-6001.

Contract Features

Death Benefit. A Beneficiary may receive a death benefit in the event of your death during both the Accumulation and Income Phases (described above). If made available under your Contract, you can elect the Return of Purchase Payment Death Benefit or the Adjusted Purchase Payment Guaranteed Death Benefit. The availability of a death benefit during the Income Phase depends upon the Income Phase (i.e., annuity) payment option selected. See “DEATH BENEFIT - Death Benefit During the Income Phase.”

Systematic Distribution Options. The Contract Holder on your behalf may elect for you to receive regular payments from your account, while retaining the account in the Accumulation Phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Withdrawals. During the Accumulation Phase the Contract Holder or IRA participant may withdraw all or a part of the plan or individual Account Value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “WITHDRAWALS.”

Charges for Advisory Services. A participant may enter into an agreement with an independent investment adviser that will provide agreed-upon advisory services and may arrange to have the advisory fees deducted from the Variable Investment Options, in which case such deductions will reduce the death benefit payable under the participant’s Contract, they may be treated as withdrawals, and they may be subject to federal and state income taxes and a 10% penalty tax. See “CHARGES AND FEES – Charges for Advisory Services.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

PRO.75980-22	9

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. These fees and expenses do not reflect any advisory fee paid to an independent investment adviser retained by a participant, and if such charges were reflected, these fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[4] (as a percentage of amount withdrawn, if applicable)	5.00%
Allocation and Transfer Fees[5]	$10.00
Premium Tax[6]	0.00% to 4.00%

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

	CONTRACT CLASS
	Applicable to HR 10	Applicable to SEP	Applicable to Corporate 401	Applicable to Group IRA
Annual Maintenance Fee[7]	$30.00	$30.00	$30.00	-
Base Contract Expenses[8] (as a percentage of average Account Value)	1.50%	1.25%	1.19%	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this prospectus.

[4]	This is a deferred sales charge. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. No early withdrawal charge applies to amounts held in the Fixed Account or the Subaccounts under Group IRA Contract. See “CHARGES AND FEES - Transaction Fees - Early Withdrawal Charge.”
[5]	We currently allow an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each calendar year. See “CHARGES AND FEES — Transaction Fees - Allocation and Transfer Fees.”
[6]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES AND Fees ‒ Premium and Other Taxes.”
[7]	This fee is deducted from each individual or plan account. It may be reduced or waived in certain circumstances. The maintenance fee does not apply to amounts held under Group IRA Contract. See “CHARGES AND FEES — Periodic Fees and Charges - Annual Maintenance Fee.”
[8]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The base contract expenses also reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. See “CHARGES AND FEES - Periodic Fees and Charges.”
PRO.75980-22	10

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2021).	0.50%	0.78%

See “CHARGES AND FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. They do not reflect any advisory fee paid to an independent investment adviser (if retained by a participant) from a participant’s account, and if such charges were reflected, the costs would be higher.

The following examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Applicable to HR 10 and SEP Class of Contract:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,385	$7,347	$12,575	$26,904
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$7,518	$12,755	$17,133	$26,904

Applicable to Corporate 403(b) and 457(b) Class of Contract:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,385	$7,347	$12,575	$26,904
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$7,518	$12,755	$17,133	$26,904

*	Example B will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. Refer to Example A.
PRO.75980-22	11

Applicable to Group IRA Class of Contract:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$2,311	$7,123	$12,201	$26.154
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,311	$7,123	$12,201	$26.154

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

•	Investment Risk - You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account. As discussed in Appendix B to this prospectus, if interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account;
•	Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You should also consider the impact that a partial withdrawal may have on the benefits under a participant certificate, potentially including partial withdrawals to pay adviser fees. If a participant retains an investment adviser and elects to pay advisory fees from the participant’s account, such deductions will reduce death benefit amounts, and may be subject to federal and state income taxes and a 10% federal penalty tax. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle;
•	Insurance Company Insolvency - It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised;
•	Tax Consequences - Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment - You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½; and
•	Cyber Security and Certain Business Continuity Risks - Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure Investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur,

*	Example B will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. Refer to Example A.
PRO.75980-22	12

that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

THE COMPANY

The Company issues the Contract described in this prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor, the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency. For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the “Separate Account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The Separate Account was established as a segregated asset account to fund variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of VRIAC’s other assets. The assets of the Separate Account equal to contract liabilities may not be used to pay any liabilities of VRIAC other than those arising from the Contract. However, Separate Account assets that exceed contract liabilities are subject to any liabilities of VRIAC. VRIAC is obligated to pay all amounts promised to Investors under the Contract.

PRO.75980-22	13

Information regarding each underlying Fund, including: (1) its name; (2) its investment adviser and any subadviser; (3) current expenses; and (4) performance is available in APPENDIX A to this prospectus. Each Fund has issued a prospectus that contains more detailed information about the Fund. You may obtain paper or electronic copies of those prospectuses by contacting Customer Service at 1-800-584-6001.

THE INVESTMENT OPTIONS

The Contract offers Variable Investment Options and Fixed Interest Options. When we establish your account(s), (and your accounts may be established at different times), the Contract Holder or you, if permitted by the plan, instructs us to allocate initial Purchase Payments to the investment options available under the plan. Generally, you specified this information on your enrollment materials. After enrollment, changes to allocations for future Purchase Payments or the transfer of existing balances among investment options may be requested by contacting Customer Service, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time.

We may add, withdraw or substitute investment options subject to the conditions in the Contract and in compliance with regulatory requirements.

The Variable Investment Options

These options are Subaccounts of the Separate Account. Each Subaccount invests directly in shares of a corresponding mutual Fund, and earnings on amounts invested in a Subaccount will vary depending upon the performance and fees of its underlying Fund. You do not invest directly in or hold shares of the Funds. More detailed information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718. You can request this information as well as a paper copy at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Selection of Underlying Funds

The underlying Funds available through the Contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying Funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying Fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for sales of the Contract. (For additional information on these arrangements, please refer to the “Revenue from the Funds” subsection of this prospectus.) We review the Funds periodically and may, subject to certain limits or restrictions, remove a Fund or limit its availability to new investment if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations under the Contract. We have included certain of the Funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the Funds or the Funds’ affiliates. This revenue may include:

•	A share of the management fee;
•	Service fees;
PRO.75980-22	14

•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as subaccounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the Funds or the Funds’ affiliates, such as:

•	Communicating with customers about their Fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);
•	Recordkeeping for customers, including Subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, Fund prospectuses and other Fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. Additional payments, which are not deducted from Fund assets and may be paid out of the legitimate profits of Fund advisers and/or other Fund affiliates, do not increase, directly or indirectly, Fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the Funds or from the Funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the Funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and charges and whether to offer a Fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated Funds than to offer unaffiliated Funds.

Assets allocated to affiliated Funds, meaning Funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated Funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated Funds, meaning Funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated Funds may be based either on an annual percentage of average net assets held in the Fund by the Company or a share of the Fund’s management fee.

In the case of affiliated Funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, Fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated Fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated Funds provide the Company with a financial incentive to offer affiliated Funds through the Contract rather than unaffiliated Funds.

Additionally, in the case of affiliated Funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

In addition to the types of revenue received from affiliated Funds described above, affiliated Funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or

PRO.75980-22	15

educational and training meetings. In relation to such participation, a Fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated Funds. See also “Contract Distribution.”

Voting Rights

Each of the Subaccounts holds shares in a Fund and each is entitled to vote at regular and special meetings of that Fund. Under our current view of applicable law, we will vote the shares for each Subaccount as instructed by persons having a voting interest in the Subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Under the 401, 403 and SEP classes of Contract described in this prospectus, the Contract Holder, not the plan participants, has all voting rights. Under the Group IRA Contract, the IRA participants have all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the Separate Account will receive periodic reports relating to the Funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any Fund in which that person invests through the Subaccounts. Additionally:

•	During the Accumulation Phase, the number of votes is equal to the portion of your Account Value invested in the Fund, divided by the Net Asset Value of one share of that Fund; and
•	During the Income Phase, the number of votes is equal to the portion of reserves set aside for the Contract’s share of the Fund, divided by the Net Asset Value of one share of that Fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the Separate Account.

Right to Change the Separate Account

We do not guarantee that each Fund will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the Separate Account with respect to some or all classes of the Contract:

•	Offer additional Subaccounts that will invest in new Funds or Fund classes we find appropriate for contracts we issue;
•	Combine two or more Subaccounts;
•	Close Subaccounts. We will provide advance notice by a supplement to this prospectus if we close a Subaccount. If a Subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the Subaccount that was closed or is unavailable may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting Customer Service;
PRO.75980-22	16

•	Substitute a new Fund for a Fund in which a Subaccount currently invests. In the case of a substitution, the new Fund may have different fees and charges than the Fund it replaced. A substitution may become necessary if, in our judgment:
•	A Fund no longer suits the purposes of your Contract;
•	There is a change in laws or regulations;
•	There is a change in the Fund’s investment objectives or restrictions;
•	The Fund is no longer available for investment; or
•	Another reason we deem a substitution is appropriate.
•	Stop selling the Contract;
•	Limit or eliminate any voting rights for the Separate Account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your Plan Sponsor.

We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of Contract to which the Contract belongs.

Fixed Interest Options

For descriptions of the Fixed Interest Options, see AppendiX B, and APPENDIX C and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge by contacting Customer Service at 1-800-584-6001.

Selecting Investment Options

When selecting investment options:

•	Choose options appropriate for you. Your local representative can help you evaluate which Subaccounts or Fixed Interest Options may be appropriate for your individual circumstances and your financial goals;

Understand the risks associated with the options you choose. Some Subaccounts invest in Funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other Funds. For example, Funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, Funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen; and

•	Be informed. Read this prospectus, all of the information that is available to you regarding the Funds - including each Fund’s prospectus, SAI and annual and semi-annual reports, the Fixed Interest Option appendices and the Guaranteed Accumulation Account prospectus. After you make your selections, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•	Limits on Option Availability. Some Subaccounts and Fixed Interest Options may not be available through certain Contracts and plans or in some states. See your Contract or certificate for any state specific variations. Your Plan Sponsor may also have selected a subset of Variable Investment and/or Fixed Interest Options to be available under your plan.
PRO.75980-22	17

ERISA Status

The Employee Retirement Income Security Act of 1974 (“ERISA”) imposes a “prudent man” rule regarding the selection and monitoring of investments for 401 plans. Those responsible for selecting and monitoring the investments (fiduciaries or plan trustees) can be held liable for plan investment losses if they fail to provide for prudent investment of plan assets. However, Section 404(c) of ERISA limits fiduciary liability in plans that allow participants to select their own investments, provided the available investments meet certain criteria. Subject to the employer’s compliance with applicable regulations, the Subaccounts available under the Contract can provide plan fiduciaries some protection under Section 404(c).

The four Subaccounts available under the Contract qualify as “core funds” under ERISA Section 404(c). The underlying Funds are broadly diversified, have different risk/return characteristics, are supported by pre- and post-enrollment disclosure material, are valued and accessible daily and are look-through investment vehicles. The Fixed and Guaranteed Accumulation Accounts are not Section 404(c) core funds, but are intended as additional investment options. Thus, the Contract provides a well-rounded portfolio, the potential for 404(c) protection and eliminates the need for an external investment manager. However, the Company is not a designated fiduciary or investment manager for any pension plan. Our responsibility is to execute investment instructions received from the trustee and/or employees as required under state and federal law. The employer and plan fiduciaries have overall fiduciary responsibility for your plan, are responsible for taking affirmative actions and providing additional disclosure to participants (including notice of the employer’s intent to rely on 404(c) protection) in order to retain Section 404(c) protection, and should review applicable Department of Labor regulations (20 C.F.R. Section 2550.404c-1) with their own legal counsel.

CHARGES AND FEES

The charges we assess and the deductions we make under the Contract are in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The charges and fees under the Contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your Account Value may be subject to a charge. In the case of a partial withdrawal where you request a specific dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. No early withdrawal charge applies to amounts held in the Fixed Account or the Subaccounts under the IRA certificates. The early withdrawal charge may also be referred to as a surrender charge.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the Contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

PRO.75980-22	18

Amount: The charge is a percentage of the amount withdrawn from the Contract as shown in the Early Withdrawal Charge Schedule below.

Completed Contract Years	Early Withdrawal Charge
Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 More than 10	5% 4% 3% 2% 0%

Waiver. The early withdrawal charge is waived for portions of a withdrawal when the withdrawal is:

•	Used to provide Income Phase payments;
•	Paid due to your death before Income Phase payments begin;
•	Taken after the completion of ten (10) Contract Years;
•	Taken because of the election of a systematic distribution option, see “SYSTEMATIC DISTRIBUTION OPTIONS”;
•	Used as a rollover to purchase another of the Company’s pension or IRA contracts; or
•	Paid when the individual Account Value is below $2,500 and no other withdrawals have been made from that individual account within the past 12 months. We will add together all individual account values held on your behalf to determine eligibility for this exemption. This provision is not available where we do not maintain individual accounts or where all individual accounts are withdrawn under the Contract.

Allocation and Transfer Fee

Amount: We currently do not impose a fee for allocation changes or transfers among investment options. We reserve the right, however, to charge $10 for each allocation change or transfer in excess of 12 that occurs in a calendar year.

Purpose: This fee reimburses us for administrative expenses associated with transferring or reallocating your dollars among investment options.

Fund Redemption Fees

Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual Funds as a result of withdrawals, transfers or other Fund transactions you initiate and remit such fees back to that Fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your Account Value. For a more complete description of the Funds’ fees and expenses, review each Fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30 for each individual account in an allocated contract. For a plan account in an allocated contract, the maintenance fee is $30 for each participant for whom payments are made. For unallocated contracts, the maximum annual maintenance fee is $240. No maintenance fee applies to amounts held under Group IRA certificates.

When/How. During the Accumulation Phase we deduct this fee from each individual or plan account. We deduct it on your Account Anniversary and, if permitted by state law, at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of the account.

PRO.75980-22	19

Optional Payment Method. The Contract Holder may elect to pay the annual maintenance fee directly to the Company for all participants in the plan. In this case the maintenance fee will not be deducted from the Account Value.

Reduction/Waiver. For both HR 10 Contract and the Corporate 401 Contract, the Contract Holder may become eligible for a maintenance fee reduction.

For the HR 10 Contract issued on or after June 1, 1992, (or in some states at a later date following regulatory approval), if, at installation, the plan has 25 or more active participants and the Contract Holder meets and adheres to the terms of an agreement to remit automated payments and enrollments, the maintenance fee will be reduced by $10. For the HR 10 Contract issued prior to June 1, 1992, and SEPs that met these conditions at installation or for any Contracts that meet these conditions subsequent to the installation, the maintenance fee will be reduced by $5.

For the Corporate 401 Contract, the maintenance fee will be reduced by $5 if the plan has 25 or more active participants and the Contract Holder meets and adheres to the terms of an agreement to remit automated payments.

For all Contract classes, the maintenance fee is waived when:

•	A participant has Account Values totaling less than $100;*
•	A participant enrolls within 90 days of the maintenance fee deduction; or
•	An individual account or plan account is terminated less than 90 days after the last deduction.

Mortality and Expense Risk Charge

Amount. During the Accumulation Phase the amount of this charge, which is deducted from the Account Value invested in the Subaccounts, varies depending upon the type of Contract, as follows:

•	For the HR 10 Contract, the SEP Contract and the Group IRA Contract, the maximum charge is 1.25% annually;
•	For the Corporate 401 Contract, the maximum charge is 1.19% annually.

The current mortality and expense charge for the Group IRA and the Corporate 401 Contract is 1.19% annually. The current mortality and expense charge for the HR 10 Contract and the SEP Contract is 1.25% annually.

When/How. We deduct this fee daily from the Subaccounts corresponding to the Funds you select. We do not deduct this from any Fixed Interest Option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the Contract, namely:

•	Mortality risks are those risks associated with our promise to make lifetime Income Phase payments based on annuity rates specified in the Contract and our funding of the death and other payments we make to owners or Beneficiaries of the accounts; and
•	Expense risk is the risk that the actual expenses we incur under the Contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the Contract, we will bear the loss. We may use any excess to recover distribution costs relating to the Contract and as a source of profit. We expect to earn a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your Account Value invested in the Subaccounts. This charge may be assessed during the Accumulation Phase and during the Income Phase.

When/How. Under the HR 10 Contract issued after May 1, 1984, we apply a daily deduction of 0.25% on an annual basis of the Account Value invested in the Subaccounts during the Accumulation phase only. We currently do not impose this charge under the SEP Contract, the Corporate 401 Contract, or Group IRA Contract; however, under some SEP Contract, the Corporate 401 Contract and the Group IRA Contract we reserve the right to do so.

*	We reserve the right to deduct the maintenance fee on Account Values of less than $100 if the participant in the qualified plan has terminated his or her service with the sponsoring employer.
PRO.75980-22	20

Purpose. This charge helps defray our cost of providing administrative services under the Contract and in relation to the Separate Account and Subaccounts.

Fund Fees and Expenses

Each Fund deducts management/investment advisory fees from the amounts allocated to the Fund. In addition, each Fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the Fund. Furthermore, certain Funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of Fund shares. Fund fees and expenses are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Subaccount that purchases Fund shares. Fund fees and expenses are one factor that impacts the value of a Fund’s shares. To learn more about Fund fees and expenses, the additional factors that can affect the value of a Fund’s shares and other important information about the Funds, refer to the Fund prospectuses.

Less expensive share classes of the Funds offered through this Contract may be available for investment outside of this Contract. You should evaluate the expenses associated with the Funds available through this Contract before making a decision to invest.

Charges for Advisory Services

We reserve the right to deduct from a participant’s account, upon authorization from the participant, any advisory and other fees due under an independent advisory services agreement between the participant and an investment adviser. Advisory fees will be deducted on a proportional basis from the Subaccounts that invest in the Funds used in the allocation model selected by the participant under the advisory services agreement, and any set-up fees may be deducted on a proportional basis from all of the Subaccounts in which the participant is invested. Under proportional deduction, the portion of the overall fee deducted from a given Subaccount equals the same percentage that the Subaccount value represents to the value of all the Subaccounts used in the calculation (e.g., for deduction of the advisory fee, all the Subaccounts used in the allocation model). If you have not authorized payment of advisory fees from the Variable Investment Options, you would instead pay such fees outside the Contract.

Please note that we have no control over the advisory fee arrangement between you and your investment adviser – that arrangement is solely between you and your advisor. Consequently, if you wanted to terminate your advisory arrangement you would need to contact your adviser.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your Account Value or from Purchase Payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our Income Phase payment rates when you commence Income Phase payments. Unless directed otherwise, we will deduct any premium tax charges proportionately from the Subaccounts and Fixed Interest Options in which you are invested.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the Separate Account. See “FEDERAL Tax Considerations.”

PRO.75980-22	21

THE CONTRACT

When considering whether to purchase or participate in the Contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401 retirement plan, an HR 10 Plan, a SEP or an IRA), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as guaranteed death benefits under some contracts or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Ownership and Rights

Who Owns the Contract? The Contract Holder. This is the person or entity to whom we issue the Contract. The Contract Holder is usually your employer, unless the plan has a trustee, in which case the trustee is usually the Contract Holder.

What Rights Do I Have Under the Contract? Under the Corporate 401, the HR 10 and the SEP Contract, the Contract Holder holds all rights under the Contract, but may permit you to exercise those rights through the plan. For example, the Contract may permit the Contract Holder to select investment options for your account dollars. The plan may permit you to exercise that right.

Under Group the IRA Contract and IRA certificates, the Contract Holder has no right, title or interest in the amounts held under the Contract. Each IRA participant owns all amounts held in his or her account, and may make any choices allowed under the Contract for his or her account. The Company will maintain an individual account for each IRA participant.

Transfer of Ownership; Assignment

An assignment of a Contract will only be binding on us if it is made in writing and sent to Customer Service. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Contract Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee we have on our records.

The Account Value

During the Accumulation Phase, your Account Value at any given time equals:

•	Account dollars directed to the Fixed Interest Options, including interest earnings to date; less
•	Any deductions from the Fixed Interest Options (e.g., withdrawals, fees); plus
•	The current dollar value of amounts held in the Subaccounts, which takes into account investment performance and fees deducted from the Subaccounts.

Subaccount Accumulation Units. When a Fund is selected as an investment option, your account dollars invest in Accumulation Units of the Variable Annuity Account C Subaccount corresponding to that Fund. The Subaccount invests directly in the Fund shares. The value of your interests in a Subaccount is expressed as the number of Accumulation Units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

PRO.75980-22	22

Accumulation Unit Value. The value of each Accumulation Unit in a Subaccount is called the Accumulation Unit Value (“AUV”). The AUV varies daily in relation to the underlying Fund’s investment performance. The AUV also reflects deductions for Fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if any, and.advisory fees, if any. The deduction of any advisory fees can result in cancellation of units.. We discuss these deductions in more detail in “Fee Table” and “CHARGES AND Fees.”

Valuation. We determine the AUV every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the Net Investment Factor of the Subaccount. The Net Investment Factor measures the investment performance of the Subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The Net Investment Factor for a Subaccount between two consecutive valuations equals the sum of 1.0000 plus the Net Investment Rate.

Net Investment Rate. The Net Investment Rate is computed according to a formula that is equivalent to the following:

•	The net assets of the Fund held by the Subaccount as of the current valuation; minus
•	The net assets of the Fund held by the Subaccount at the preceding valuation; plus or minus
•	Taxes or provisions for taxes, if any, due to Subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•	The total value of the Subaccount’s units at the preceding valuation; and minus
•	A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees deducted daily from investments in the Separate Account. See “CHARGES AND Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration

As a hypothetical illustration, assume that an Investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUVs are $10 for Subaccount A, and $25 for Subaccount B. The Investor’s account is credited with 300 Accumulation Units of Subaccount A and 80 Accumulation Units of Subaccount B.

Step 1: An Investor contributes $5,000.

Step 2:

•	He or she directs us to invest $3,000 in Fund A. The dollars purchase 300 Accumulation Units of Subaccount A ($3,000 divided by the current $10 AUV); and
•	He or she directs us to invest $2,000 in Fund B. The dollars purchase 80 Accumulation Units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The Separate Account then purchases shares of the applicable Funds at the then current market value (Net Asset Value or NAV).

The Fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the Subaccount, will cause the AUV to move up or down on a daily basis.

PRO.75980-22	23

Purchase Payments to Your Account

If all or a portion of initial Purchase Payments are directed to the Subaccounts, they will purchase Subaccount Accumulation Units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “CONTRACT PURCHASE AND PARTICIPATION.” Subsequent Purchase Payments or transfers directed to the Subaccounts that we receive in Good Order by the close of business of the NYSE will purchase Subaccount Accumulation Units at the AUV computed as of the close of the NYSE on that day. The value of Subaccounts may vary day to day. Subsequent Purchase Payments and transfers received in Good Order after the close of the NYSE will purchase Accumulation Units at the AUV computed as of the close of the NYSE on the next business day.

Contract Provisions and Limitations

Allocation of Purchase Payments

All Purchase Payments are allocated to your Account Value on the Valuation Date of their receipt. Under the Corporate 401, the HR 10 and the SEP Contract, the Contract Holder or you, if the Contract Holder permits, directs us to allocate initial Purchase Payments to the investment options available under the plan. Under the Group IRA Contract each IRA participant may make any choices allowed under the Contract for his or her account. Generally you will specify this information on your enrollment materials or it may be provided to us by the Contract Holder. After your enrollment, changes to allocations for future Purchase Payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.voyaretirementplans.com. Allocations must be in whole percentages. If the most recent allocation instructions we have on file include a Subaccount that corresponds to an underlying Fund that is closed to new investment or is otherwise unavailable, additional Purchase Payments received that would have been allocated to the Subaccount corresponding to the closed or otherwise unavailable Fund may be automatically allocated among the other available Subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available Subaccounts, we must receive alternative allocation instructions or the Purchase Payment will be returned. Alternative allocation instructions can be given by contacting Customer Service. See “THE INVESTMENT OPTIONS.”

The Guaranteed Accumulation Account is not available as an investment option under the Group IRA Contract or IRA certificates.

Transfers Among Investment Options

During the Accumulation Phase the Contract Holder or you, if permitted by the plan, may transfer amounts among the investment options. Transfers from Fixed Interest Options are restricted as outlined in APPENDIX B and APPENDIX C. Subject to the Contract Holder’s approval, transfers may be requested in writing, by telephone, electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the Contract.

Charges for Transfers. We currently do not charge for transfers or allocation changes. We do, however, reserve the right to charge a fee of $10 for each transfer and/or allocation change in excess of 12 made in any calendar year.

Value of Transferred Dollars. The value of amounts transferred in or out of Subaccounts will be based on the Subaccount AUV next determined after Customer Service receives your request in Good Order.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

PRO.75980-22	24

Tax Code Restrictions

The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

The General Account

All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability and financial strength of the Company and our General Account.

The following obligations under the Contract are funded by the General Account which supports our insurance and annuity obligations:

•	Amounts allocated to the Fixed Account, the Fixed Plus Account and the Fixed Plus Account II A;
•	Amounts funding fixed Income Phase Payments;
•	Death benefit payments held in an interest bearing retained asset account; and
•	Where the amount of the death benefit exceeds the Account Value.

Contract Modification

We may change the Contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the Contract Holder, make other changes to group Contract that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group Contract Holder does not agree to a change, we reserve the right to refuse to establish new accounts under the Contract, and under some the Contract classes, to discontinue accepting payments to existing accounts. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Limits on Frequent or Disruptive Transfers

The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a Fund and raise its expenses through:

•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the Fund’s ability to provide maximum investment return to all Contract Owners and participants.

This in turn can have an adverse effect on Fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•	We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and
•	Each underlying Fund may limit or restrict Fund purchases and we will implement any limitation or restriction on transfers to an underlying Fund as directed by that underlying Fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the Contract.

Excessive Trading Policy

We and the other members of the Voya family of companies that provide multi-Fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various

PRO.75980-22	25

Fund families that make their Funds available through our products to restrict excessive Fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor Fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if Fund transfer and reallocation activity:

•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•	More than one purchase and sale of the same Fund (including money market Funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same Fund is referred to as a “round-trip”). This means two or more round-trips involving the same Fund within a 60 calendar day period would meet our definition of Excessive Trading; or
•	Six round-trips involving the same Fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•	Purchases or sales of shares related to non-Fund transfers (for example, new Purchase Payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
•	Purchases and sales of Fund shares in the amount of $5,000 or less;
•	Purchases and sales of Funds that affirmatively permit short-term trading in their Fund shares, and movement between such Funds and a money market Fund; and
•	Transactions initiated by us, another member of the Voya family of companies, or a Fund.

If we determine that an individual or entity has made a purchase of a Fund within 60 days of a prior round-trip involving the same Fund, we will send them a letter warning that another sale of that same Fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate Fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same Fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same Fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the Fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all Fund transfers or reallocations, not just those that involve the Fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate Fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the Fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the Fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

PRO.75980-22	26

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular Fund, at any time without prior notice, depending on, among other factors, the needs of the underlying Fund(s), the best interests of Contract Owners, participants, and Fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all Contract Owners and participants or, as applicable, to all Contract Owners and participants investing in the underlying Fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, Fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds

Each underlying Fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of Fund shares are subject to acceptance or rejection by the underlying Fund. We reserve the right, without prior notice, to implement Fund purchase restrictions and/or limitations on an individual or entity that the Fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a Subaccount if the corresponding Fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a Fund or all Funds within a Fund family) will be done in accordance with the directions we receive from the Fund.

Agreements to Share Information with Fund Companies

As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the Fund companies whose Funds are offered through the Contract. Contract Owner and participant trading information is shared under these agreements as necessary for the Fund companies to monitor Fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding Contract Owner and participant transactions, including but not limited to information regarding Fund transfers initiated by you. In addition to information about Contract Owner and participant transactions, this information may include personal Contract Owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a Fund company may direct us to restrict a Contract Owner or participant’s transactions if the Fund determines that the Contract Owner or participant has violated the Fund’s excessive/frequent trading policy. This could include the Fund directing us to reject any allocations of Purchase Payments or Account Value to the Fund or all Funds within the Fund family.

PRO.75980-22	27

THE INCOME PHASE

During the Income Phase, you receive payments from your accumulated Account Value.

Initiating Income Phase Payments

At least 30 days prior to the date you want to start receiving Income Phase payments, the Contract Holder or IRA participant must notify us in writing of the following:

•	Start date;
•	Income Phase payment option (see the “Income Phase Payment Options” table in this section);
•	Income Phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed or variable payments; and
•	Selection of an assumed net investment rate (only if variable payments are elected).

The account will continue in the Accumulation Phase until the Contract Holder or IRA participant properly initiates Income Phase payments. Generally, the first Income Phase payment must be made by April 1 of the calendar year following the calendar year in which the Contract Holder attains age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which the Contract Holder retires, whichever occurs later. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans).”

Once an Income Phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum. See “Income Phase Payment Options.”

Calculation of Income Phase Payments

Some of the factors that may affect Income Phase payments include: your age (“adjusted” age for some Contracts), your Account Value, the Income Phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments, if any, selected and whether you select variable or fixed payments. As a general rule, more frequent Income Phase payments will result in smaller individual Income Phase payments. Likewise, Income Phase payments that are anticipated over a longer period of time will also result in smaller individual Income Phase payments.

Fixed Payments. Amounts funding fixed Income Phase payments will be held in the Company’s General Account. Fixed payments will remain the same over time.

Variable Payments. Amounts funding your variable Income Phase payments will be held in the Subaccount(s) selected or a combination of Subaccounts and the General Account. The Subaccounts available for investment during the Income Phase may be different than those available for investment during the Accumulation Phase. For information about the Subaccounts available during the Income Phase, please contact Customer Service. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable Income Phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first Income Phase payment will be higher, but subsequent Income Phase payments will increase only if the investment performance of the Subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first Income Phase payment will be lower and subsequent Income Phase payments will increase more rapidly or decline more slowly depending upon the investment performance of the Subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling Customer Service.

PRO.75980-22	28

Charges Deducted

When you select an Income Phase payment option (one of the options listed in the table below), a mortality and expense risk charge and administrative charge, consisting of a daily deduction of up to 1.40% on an annual basis, will be deducted from amounts held in the Subaccounts. This charge compensates us for mortality and expense risks we assume under variable Income Phase payment options and is applicable to all variable Income Phase payment options, including variable nonlifetime options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Required Minimum Payment Amounts

The Income Phase payment option selected must result in one or both of the following:

•	A first payment of at least $20; or
•	Total yearly payments of at least $100.

If your Account Value is too low to meet these minimum payment amounts, the Contract Holder or IRA participant must elect a lump-sum payment.

Death Benefit During the Income Phase

The death benefits that may be available to a Beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order. If the death benefit is not taken in a lump sum, your Beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account”) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any Beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

PRO.75980-22	29

Income Phase Payment Options

The following table lists the Income Phase payment options and accompanying death benefits that may be available under the Contract. The Tax Code and/or some classes of Contract may restrict the options and the terms available to you and/or your Beneficiary. See “FEDERAL Tax Considerations.” Refer to your certificate or check with your Contract Holder for details. We may offer additional Income Phase payment options under the Contract from time to time. Unless permitted by the terms of the Income Phase payment options as described below, you will not be able to withdraw any Account Value after the annuity commencement date.

Terms used in the table:

•	Annuitant: The person(s) on whose life expectancy the Income Phase payments are calculated; and
•	Beneficiary: The person designated to receive the death benefit payable under the Contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the Annuitant lives. It is possible that only one payment will be made should the Annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the Annuitant’s death.
Life Income ‒ Guaranteed Payments*

Length of Payments: For as long as the Annuitant lives, with payments guaranteed for your choice of five to 20 years, or as otherwise specified in the Contract.

Death Benefit-Payment to the Beneficiary: If the Annuitant dies before we have made all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments. Unless prohibited by a prior election of the Contract Holder, the Beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income ‒ Two Lives

Length of Payments: For as long as either Annuitant lives. It is possible that only one payment will be made should both Annuitants die before the second payment’s due date.

Continuing Payments:

• When you select this option, you choose for 100%, 66⅔% or 50% of the payment to continue to the surviving Annuitant after the first death; or

• 100% of the payment to continue to the Annuitant on the second Annuitant’s death, and 50% of the payment to continue to the second Annuitant on the Annuitant’s death.

Death Benefit-None: All payments end after the death of both Annuitants.

PRO.75980-22	30

Lifetime Income Phase Payment Options (continued from previous page)
Life Income ‒ Two Lives ‒ Guaranteed Payments*

Length of Payments: For as long as either Annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the Contract.

Continuing Payments: 100% of the payment to continue to the surviving Annuitant after the first death.

Death Benefit ‒ Payment to the Beneficiary: If both Annuitants die before the guaranteed payments have all been paid, we will continue to pay the Beneficiary the remaining payments. Unless prohibited by a prior election of the Contract Holder, the Beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*

Length of Payments: Payments generally may be fixed or variable and may be made for three to 30 years. In certain cases a lump sum payment may be requested at any time (see below).

Death Benefit - Payment to the Beneficiary: If the Annuitant dies before we make all the guaranteed payments, we will continue to pay the Beneficiary the remaining payments. Unless prohibited by a prior election of the Contract Holder, the Beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

Lump-Sum Payment

If the Nonlifetime - Guaranteed Payments option is elected with variable payments, the Contract Holder may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of Income Phase payments have been completed will be treated as a withdrawal during the Accumulation Phase and if election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees – Early Withdrawal Charge.” Lump-sum payments will be paid within seven calendar days after Customer Service receives the request for payment in Good Order.

*	Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.
PRO.75980-22	31

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this death benefit.

For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Any advisory fee deducted reduces Account Value and this reduces the amount of this death benefit .

Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.

If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.

Deduction of Advisory Fees from Participant Account	Contract permits adviser retained by participant to have its fees deducted from participant account.	Standard	No additional fee for this benefit.

Advisory fees deducted reduce the amount of death benefit and may be treated as a withdrawal upon proper authorization – see discussion of each death benefit in this table above.

Withdrawal of advisory fees from a participant’s account may be subject to federal and state income taxes and a 10% federal penalty tax.

PRO.75980-22	32

DEATH BENEFIT

The Contract provides a death benefit in the event of your death. Under the Corporate 401 Contract, the HR 10 Contract and the SEP Contract, the death benefit is payable to the Contract Holder. The Contract Holder may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”). Under the Group IRA Contract, each participant must name a Beneficiary who shall be entitled to receive any death benefit due under the Contract.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE Income Phase – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Holder (on behalf of your Plan Beneficiary, if applicable) or the IRA participant must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “Income Phase – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “Systematic Distribution Options.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the

PRO.75980-22	33

Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the “Account Value Death Benefit”)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in APPENDIX B and the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and selection of a payment option in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Any advisory fee deducted reduces the amount of this death benefit. In particular, withdrawals under your certificate to pay for such fees effect a proportional adjustment to the adjusted Purchase Payment total. Where the death benefit is reduced on a proportionate basis, the reduction could be greater than the amount withdrawn.

Tax Code Requirements

The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

CONTRACT PURCHASE AND PARTICIPATION

Purchasing the Contract

To purchase the Contract:

•	The Contract Holder submits the required forms and application to the Company; and
•	We approve the forms and issue a Contract to the Contract Holder.

The Contract described in this prospectus are designed as funding vehicles for certain types of retirement plans:

•	For plans sponsored by self-employed individuals eligible to establish an HR 10 plan for their employees;
•	For other corporate plans designed to qualify for beneficial tax treatment under Tax Code Section 401;
•	For the SEP Contract qualifying for beneficial tax treatment under Tax Code Section 408(k); and
•	For the Group IRA Contract qualifying for beneficial tax treatment under Tax Code Section 408(b).

The Corporate 401 Contract covered by this prospectus were available only for conversions through the Company’s rewrite program. Those eligible for these classes of Contract were Contract Holders of Individual Pension Trust contract issued prior to May 1, 1975, who elected to stop payments to their existing contract and direct future payments to the new Contract.

The SEP Contract and the Group IRA Contract are no longer available for investment by new investors or retirement plans.

Participating in the Contract

If the Contract provides for the establishment of individual accounts for employees under the plan:

•	We provide you with enrollment materials for completion and return to us. You then complete an enrollment form and submit it to us; and
•	If your enrollment materials are complete and in Good Order, we establish one or more accounts for you.
PRO.75980-22	34

Types of Contract

Generally, a single master group Contract is issued to cover present and future participants. The following types of Contract are available:

•	Allocated - Individual accounts are established and individual Purchase Payments are directed to each corresponding account. The Contract issued for SEPs may be issued only as allocated Contracts; and
•	Unallocated - No individual accounts are established and all Purchase Payments are directed to a single plan account.

If state law did not permit a group contract, individual Contracts were issued for each participant.

Allocation of Purchase Payments

Under the Corporate 401, the HR 10 and the SEP Contract, the Contract Holder or you, if allowed by the Contract Holder, directs us to allocate initial Purchase Payments among the investment options available under the plan. Under the Group IRA Contract, each IRA participant may make any choices allowed under the Contract for his or her account. Generally you will specify this information on your enrollment materials or it may be provided to us by the Contract Holder. After enrollment, changes to allocations for future Purchase Payments or transfers of existing balances among investment options may be requested in writing, by telephone or electronically at www.voyaretirementplans.com or through such other means as may be available under our administrative procedures in effect from time to time. Allocations must be in whole percentages. See “THE Investment Options.”

The GAA is not available as an investment option under the Group IRA Contract or IRA certificates.

Acceptance or Rejection

We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying Purchase Payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold Purchase Payments for longer periods with the permission of the Contract Holder. If we agree to do this, the Purchase Payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any Purchase Payments.

Methods of Purchase Payment

Under the Corporate 401, the HR 10 and the SEP Contract, Purchase Payments must be large enough to fulfill the terms of the plan. For the HR 10 and SEP plans, Purchase Payments must be at least $25 per participant and total Purchase Payments for the plan must be at least $6,000 annually (or average $2,000 per participant if there are fewer than three participants in the plan).

The following Purchase Payment methods are allowed under the Group IRA Contract:

•	Annual contributions and installment payments, subject to limits set forth in the Tax Code. The Group IRA Contract and certificates do not account for pre-tax and post-tax contributions separately; and
•	Rollovers or transfers from one or more of the following sources:
•	A traditional IRA under Tax Code Section 408(b);
•	An individual retirement account under Tax Code Section 408(a) or 403(a);
•	A tax-deferred annuity or custodial account under Tax Code Section 403(b);
•	A qualified pension or profit sharing plan under Tax Code Section 401(a) or 401(k); or
•	A governmental plan that qualifies under Tax Code Section 457(b).
PRO.75980-22	35

Other Products

We and our affiliates offer various other products with different features and terms than the Contract described in this prospectus, which may offer some or all of the same Funds. These products have different benefits, fees and charges, and may offer different share classes of the Funds offered in this Contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

WITHDRAWALS

Making a Withdrawal

Subject to limitations on withdrawals from the Fixed Interest Options (see “Withdrawal Restrictions” in this section and APPENDIX B and APPENDIX C), the Contract Holder or IRA participant may withdraw all or a portion of the individual or plan Account Value at any time during the Accumulation Phase.

Steps for Making a Withdrawal

The Contract Holder or IRA participant must:

•	Select the Withdrawal Amount:
•	Full Withdrawal: The Contract Holder or IRA participant will receive, reduced by any required tax, the Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and redemption fees; or
•	Partial Withdrawal (Percentage or Specified Dollar Amount): The Contract Holder or IRA participant will receive, reduced by any required tax, the amount specified, subject to the value available in the account. However, the amount actually withdrawn from the account will be adjusted by any applicable early withdrawal charge or redemption fees and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account;
•	Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an Account Value; and
•	Properly complete a disbursement form and submit it to Customer Service.

For amounts withdrawn from Account Value allocated to the Subaccounts, we will redeem the number of Accumulation Units needed to fund the withdrawal and reduce your Account Value accordingly. For amounts withdrawn withdraw from a Fixed Interest Option, we will reduce the value of the Fixed Interest Option by the dollar amount of that portion of the withdrawal (and with respect to the Guaranteed Accumulation Account, will reflect any positive or negative market value adjustment) and will reduce your Account Value accordingly. A reduction to the Account Value due to a withdrawal results in a lesser amount available to be annuitized and a lesser death benefit.

Calculation of Your Withdrawal

We determine your Account Value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your Account Value either:

•	As of the next valuation after Customer Service receives a request for withdrawal in Good Order; or
•	On such later date as specified on the disbursement form.
PRO.75980-22	36

Delivery of Payment

Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in Good Order.

Reinstatement Privilege

Some classes of Contract allow the one-time use of a reinstatement privilege. Within 30 calendar days after a full withdrawal, if allowed by law and the Contract, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the Subaccount Values next computed following Customer Service’s receipt of your request in Good Order and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. Provided all options are available, we will reinstate in the same investment options and proportions in place at the time of withdrawal. If Fixed Plus Account II A is available under the Contract, any amounts withdrawn from the Fixed Account will be reinvested in Fixed Plus Account II A. If any other investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your Plan Sponsor. If your Plan Sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the Guaranteed Accumulation Account. See APPENDIX B. Talk to a tax adviser regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the Income Phase. By remaining in the Accumulation Phase, you retain certain rights and investment flexibility not available during the Income Phase. Because the account remains in the Accumulation Phase, all Accumulation Phase charges continue to apply.

Systematic Distribution Options Currently Available

These options may be exercised at any time during the Accumulation Phase of the Contract. To exercise one of these options, the Account Value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the Contract Holder or please write or call Customer Service at 1-800-584-6001.

Systematic distribution options currently available under the Contract include the following:

•	Systematic Withdrawal Option (“SWO”) - SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining Accumulation Phase investment flexibility for amounts accumulated under the account; and
•	Estate Conservation Option (“ECO”) - ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 72 (age 70½ if born before July 1, 1949) or retirement, if later) and pays you that amount once a year.
PRO.75980-22	37

Other Systematic Distribution Options

We may add additional systematic distribution options from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting Customer Service.

Availability of Systematic Distribution Options

The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

Terminating a Systematic Distribution Option

Once a systematic distribution option is elected, the Contract Holder or IRA participant may revoke it at any time by submitting a written request to Customer Service. Any revocation will apply only to the amount yet to be paid. Once revoked, an option may not be elected again until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences

Taking a withdrawal under a systematic distribution option may have tax consequences. See “FEDERAL Tax Considerations.”

FEDERAL TAX CONSIDERATIONS

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•	Your tax position (or the tax position of the Beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;
•	Tax laws change. It is possible that a change in the future could affect contract issued in the past, including the Contract described in this prospectus;
•	This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
•	We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and
•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.
PRO.75980-22	38

Qualified Contracts

The Contract described in this prospectus may be purchased on a tax-qualified basis (“Qualified Contracts”). Qualified Contracts are designed for use by individuals and/or employers whose Purchase Payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a) or 408 of the Tax Code. Employers or individuals intending to use the Contract with such plans should seek legal and tax advice.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The Contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•	401(a) Plans. Section 401(a) of the Tax Code permits certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees; and
•	Individual Retirement Annuities (“IRA”). Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) plans to provide IRA contributions on behalf of employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contract described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRA qualification requirements.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding one-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Early distributions from SIMPLE IRAs made within two years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Taxation

The tax rules applicable to Qualified Contracts vary according to the type of Qualified Contract, the specific terms and conditions of the Qualified Contract, and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a Qualified Contract, or on Income Phase (i.e., annuity) payments from a Qualified Contract, depends on the type of Qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•	Contributions in excess of specified limits;
•	Distributions before age 59½ (subject to certain exceptions);
•	Distributions that do not conform to specified commencement and minimum distribution rules; and
•	Other specified circumstances.
PRO.75980-22	39

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract Owners, sponsoring employers, participants, Annuitants and Beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime Income Phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a Qualified Contract.

401(a) Plans. The total annual contributions by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $61,000 (as indexed for 2022). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase Payments to your account(s) will generally be excluded from your gross income.

Distributions – General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a contract including withdrawals, Income Phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

401(a) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•	The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.
PRO.75980-22	40

A distribution is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated Beneficiary or for a specified period of ten years or more;
•	A required minimum distribution under Tax Code Section 401(a)(9);
•	A hardship withdrawal; or
•	Otherwise not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•	The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
•	You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a) or IRA.

Exceptions to the 10% additional tax may apply if:

•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your Beneficiary;
•	The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;
•	The distribution is paid directly to the government in accordance with an IRS levy;
•	The distribution is a qualified reservist distribution as defined under the Tax Code;
•	The distribution is a qualified birth or adoption distribution;
•	The distribution is eligible for penalty relief extended to victims of certain natural disasters;
•	You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);
•	The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
•	The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);
•	The distributions are not more than your qualified higher education expenses;
•	You use the distribution to buy, build or rebuild a first home;
•	You have separated from service with the plan sponsor at or after age 55;
•	You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives or (joint life expectancies) of you and your designated beneficiary; or
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distributions – Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

PRO.75980-22	41

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:

•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 59½; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Lifetime Required Minimum Distributions (401(a) Plans and IRAs)

To avoid certain tax penalties, you and any designated Beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•	The start date for distributions;
•	The time period in which all amounts in your Contract(s) must be distributed; and
•	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•	Under 401(a) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949).

Time Period. You must receive distributions from the Contract over a period not extending beyond one of the following time periods:

•	Over your life or the joint lives of you and your designated Beneficiary; or
•	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated Beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before Income Phase payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If Income Phase payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Further information regarding required minimum distributions may be found in your Contract or certificate.

Required Distributions Upon Death (401(a) Plans and IRAs)

Upon your death, any remaining interest in a 401(a) plan or IRA must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your Contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

PRO.75980-22	42

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated Beneficiary, or over a period not extending beyond the life expectancy of the designated Beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated Beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated Beneficiary is an eligible designated Beneficiary (“EDB”) or some other exception applies. A designated Beneficiary is any individual designated as a Beneficiary by the employee. An EDB is any designated Beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the Beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your Beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your Beneficiary is a trust and all the Beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the Beneficiaries of the trust as designated Beneficiaries, including special rules allowing a Beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your Beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated Beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated Beneficiary’s death. Hence, this ten-year rule generally will apply to a Contract issued prior to 2020 which continues to be held by a designated Beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, Income Phase payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

PRO.75980-22	43

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your Beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

IRAs. Generally, you or, if applicable, a designated Beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non-Resident Aliens. If you or your designated Beneficiary is a non-resident alien, any withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

Assignment and Other Transfers

401(a) Plans. Your beneficial interest in the Contract may not be assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code Section 414(p);
•	The Company as collateral for a loan; or
•	The enforcement of a federal income tax lien or levy.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

PRO.75980-22	44

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the Separate Account to increase reserves under the Contract. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the Separate Account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the Separate Account. In this case we may impose a charge against a separate account (with respect to some or all of the Contract classes) to set aside provisions to pay such taxes. We may deduct this amount from the Separate Account, including from your Contract value invested in the Subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including Separate Account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the Separate Account because (1) the Contract Owners are not the owners of the assets generating these benefits under applicable income tax law; and (2) we do not currently include Company income taxes in the tax charges you pay under the Contract. We reserve the right to change these tax practices.

OTHER TOPICS

Right to Cancel

When and How to Cancel. The Contract Holder, including Contract Holders under the Group IRA Contract, may cancel the Contract within ten days of receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation. Group IRA participants may cancel their participation under the Group IRA Contract within ten days of receiving their certificate of coverage.

Refunds to Contract Holders. We will produce a refund to the Contract Holder not later than seven calendar days after Customer Service receives the Contract and the written notice of cancellation in Good Order. The refund will equal the dollars contributed to the Contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges, if any, deducted during the period you held the Contract will not be returned. We will not deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. Group IRA participants will receive a refund of their Purchase Payments.

Contract Distribution

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contract. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the Contract through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

PRO.75980-22	45

Registered representatives of distributors who solicit sales of the Contract typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by Contract Holders or the Separate Account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contract.

Compensation Arrangements. Registered representatives who offer and sell the Contract may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 1% to 3%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments. In addition, the Company may pay an asset-based commission ranging up to 0.10%.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain Purchase Payments received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total Purchase Payments. In certain situations, we may reduce the compensation we pay if we have agreed with a Plan Sponsor to reimburse expenses related to the services of the plan’s third party administrator. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may be limited to the Contract offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the Contract or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with Purchase Payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when Funds advised by the Company or its affiliates (“affiliated Funds”) are selected by a Contract Holder than when unaffiliated Funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in Funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the Contract or if the overall amount of investments in the Contract and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of Purchase Payments received under the Contract or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new Contract or retain existing Contract, or sell additional service features such as a common remitting program.

PRO.75980-22	46

In addition to direct cash compensation for sales of the Contract described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the Contract to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of Purchase Payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of Purchase Payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 distributors that, during 2021, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Lincoln Investment Planning, Inc.	14.	Woodbury Financial Services, Inc.
2.	Regulus Advisors, LLC	15.	MMA Securities LLC
3.	LPL Financial LLC	16.	Pensionmark Securities, LLC
4.	Morgan Stanley Smith Barney LLC	17.	NYLIFE Securities LLC
5.	Cetera Advisor Networks LLC	18.	Cadaret, Grant & Co., Inc.
6.	Royal Alliance Associates, Inc.	19.	Cetera Advisors LLC
7.	Voya Financial Advisors, Inc.	20.	PlanMember Securities Corporation
8.	Securities America, Inc.	21.	CapFinancial Securities, LLC
9.	Ameriprise Financial Services, Inc.	22.	IMA Wealth, Inc.
10.	Kestra Investment Services, LLC	23.	CUNA Brokerage Services, Inc.
11.	Northwestern Mutual Investment Services, Inc.	24.	SagePoint Financial, Inc.
12.	American Portfolios Financial Services, Inc.	25.	RBC Capital Markets, LLC
13.	Lincoln Financial Advisors Corporation

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

PRO.75980-22	47

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the Fund when the order was executed and the price of the Fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract Owners, insureds, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract Owners are urged to keep their own, as well as their Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service.

PRO.75980-22	48

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Account Value. For instance, cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•	On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the Subaccount’s assets; and
•	During any other periods the SEC may by order permit for the protection of Investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Intent to Confirm Quarterly

Under certain Contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.75980-22	49

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the Contract, Voya Financial Partners, LLC’s ability to distribute the Contract or upon the Separate Account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.
•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at 1-800-584-6001.

PRO.75980-22	50

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds. The Funds available to you are also found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718, by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.78%	15.92%	10.34%	9,.2%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.50%	0.09%	0.90%	0.47%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	29.00%	17.52%	15.05%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
PRO.75980-22	51

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2021)
			1 Year	5 Years	10 Years
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	-0.88%	4.17%	4.14%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
PRO.75980-22	52

APPENDIX B: GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a Fixed Interest Option that may be available during the Accumulation Phase under the Contract. The amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account and does not include elements of the Guaranteed Accumulation Account that do not apply to the Contract offered through this prospectus. Please read the Guaranteed Accumulation Account prospectus (333-239315) before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting Customer Service at 1-800-584-6001. The Guaranteed Accumulation Account may not be available in all Contracts or states, and if permitted under the Contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

•	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
•	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (“Guaranteed Term”), in order to earn the guaranteed interest rate.

Deposit Periods. A Deposit Period is the time during which we offer a specific interest rate if you deposit dollars for a certain Guaranteed Term. For a particular interest rate and Guaranteed Term to apply to your account dollars, you must invest them during the Deposit Period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the Contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your Account Value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

•	Market Value Adjustment (“MVA”) as described in this appendix and in the Guaranteed Accumulation Account prospectus;
•	Tax Penalties and/or Tax withholding – See “FEDERAL Tax Considerations”;
•	Early Withdrawal Charge – See “CHARGES AND Fees”; and/or
•	Maintenance Fee – See “CHARGES AND Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

PRO.75980-22	53

Market Value Adjustment. If you withdraw or transfer your Account Value from the Guaranteed Accumulation Account before the Guaranteed Term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. Generally:

•	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account; or
•	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

See your Guaranteed Accumulation Account prospectus for further details.

Guaranteed Terms. The Guaranteed Term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that Guaranteed Term. We offer different Guaranteed Terms at different times. Check with your sales representative or Customer Service to learn the details about the Guaranteed Term(s) currently being offered.

In general we offer the following Guaranteed Terms:

•	Short-term – three years or less; and
•	Long-term – ten years or less, but greater than three years.

At the end of a Guaranteed Term, the Contract Holder or you, if permitted, may:

•	Transfer dollars to a new Guaranteed Term, if available;
•	Transfer dollars to other available investment options; or
•	Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this Appendix.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among Guaranteed Terms offered through the Guaranteed Accumulation Account and/or to other investment options offered through the Contract. However, transfers may not be made during the Deposit Period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that Deposit Period. We will apply an MVA to transfers made before the end of a Guaranteed Term.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the Income Phase. However, the Contract Holder or you, if permitted, may notify Customer Service at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the Subaccounts available during the Income Phase.

Reinvesting Amounts Withdrawn from Guaranteed Accumulation account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current Deposit Period. This means that the guaranteed annual interest rate, and Guaranteed Terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

Your Account Value will not be credited for any negative MVA that was deducted at the time of withdrawal, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting Customer Service. The number assigned to the registration statement for this offering is 333-239315.

PRO.75980-22	54

APPENDIX C: FIXED ACCOUNT

The Fixed Account is an investment option that may be available during the Accumulation Phase under the Contract. The amounts allocated to the Fixed Account is held in the Company’s General Account, which supports insurance and annuity obligations. All guarantees and benefits provided under the Contract that are not related to the separate Account are subject to the claims paying ability and financial strength of the Company and our General Account. Under some Contract classes, this option is available to installment purchase plans only. This option may not be available in all states.

Additional information about this option may be found in the Contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. The Fixed Account is not registered as an investment company under the 1940 Act.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the Contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the Contract. The interest rate to be credited to the amounts allocated to the Fixed Account may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. For more information about current interest rates, please contact Customer Service at 1-800-584-6001

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and Income Phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when the Fixed Account withdrawal, when added to the total of all Fixed Account withdrawals from the Contract within the past 12 calendar months, exceeds $250,000 for the HR 10 Contract, or $500,000 for the Corporate 401 Contract, the SEP Contract and HR 10 Contract issued prior to August, 1988.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If the Contract Holder makes a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “CHARGES AND Fees - Transaction Fees – Early Withdrawal Charge.”

Transfers. During the Accumulation Phase, the Contract Holder or you, if permitted, may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your Account Value held in the Fixed Account.

By notifying Customer Service at least 30 days before Income Phase payments begin you, or the Contract Holder on your behalf, may elect to have amounts transferred to one or more of the Subaccounts available during the Income Phase to provide variable payments.

PRO.75980-22	55

HOW TO GET MORE INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about the Contract and the Separate Account, and is incorporated by reference into this prospectus. The SAI can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718 for the prospectus and https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=NRVA01718 for the SAI or available without charge, upon request, by calling us toll-free at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. You also can request other information and make other inquiries by calling that toll-free number.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000002959

PRO.75980-22	56

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT C
of
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information Dated May 1, 2022

MAP II (HR 10)

GROUP INSTALLMENT VARIABLE ANNUITY CONTRACT

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2022 for the Voya Retirement Insurance and Annuity Company Contract referenced above. The prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at Defined Contract Administration, P.O. Box 990063, Windsor, CT 06199-0063, 1-800-584-6001.

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

1

GENERAL INFORMATION AND HISTORY

The Company issues the Contract described in the prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya, which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the Separate Account.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the Funds or affiliates of the Funds used as funding options under the Contract. (See “CHARGES AND FEES” in the prospectus.)

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C
(THE “SEPARATE ACCOUNT”)

We established Variable Annuity Account C under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The Separate Account was established by the Company for the purpose of funding variable annuity contracts issued by the Company. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Although we hold title to the assets of Variable Annuity Account C, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contract are obligations of the Company. All guarantees and benefits provided under the Contract that are not related to the Separate Account are subject to the claims paying ability of the Company and our General Account.

The Separate Account is divided into Subaccounts. Purchase Payments to accounts under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds offered under the Contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contract or under all plans.

2

SERVICES

Third Party Compensation Arrangements

Please be aware that:

•	The Company may seek to promote itself and the Contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the Contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the Contract Holder, the Company may make payments to the Contract Holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

Experts

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2021, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

PRINCIPAL UNDERWRITER

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the Contract. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The Contract is distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contract is continuous. A description of the manner in which contract is purchased may be found in the prospectus under the section titled “CONTRACT PURCHASE AND PARTICIPATION."

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2021, 2020 and 2019 amounted to $72,250,740.95, $67,609,346.50 and $54,558,355.73, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

3

PERFORMANCE REPORTING

We may advertise different types of historical performance for the Subaccounts including:

•	Standardized average annual total returns; and
•	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds.

Standardized Average Annual Total Returns

We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the Subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the Separate Account or from the date the Fund was first available under the Separate Account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns

We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund’s inception date, if that date is earlier than the one we use for standardized returns.

INCOME PHASE PAYMENTS

When you begin receiving payments under the Contract during the Income Phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using Accumulation Unit Values as of the tenth valuation before the first Income Phase payment is due. Such value (less any applicable premium tax charge) is applied to provide Income Phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the Contract show, for each option, the amount of the first Income Phase payment for each $1,000 of value applied. When you select variable income payments, your Account Value purchases Annuity Units (“Annuity Units”) of the Separate Account Subaccounts corresponding to the Funds you select. The number of Annuity Units purchased is based on your Account Value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first Income Phase payment and subsequent Income Phase payments also vary in relation to the assumed net investment rate of (3.5% or 5% per annum). Selection of a 5% rate causes a higher first Income Phase payment, but Income Phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income Phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first Income Phase payment, but subsequent Income Phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

4

When the Income Phase begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Income Phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “THE CONTRACT - The Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Income Phase.

Example:

Assume that, at the date Income Phase payments are to begin, there are 3,000 Accumulation Units credited under a particular Contract or account and that the value of an Accumulation Unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the Contract provides, for the Income Phase payment option elected, a first monthly variable Income Phase payment of $6.68 per $1000 of value applied; the Annuitant’s first monthly Income Phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first Income Phase payment was due was $13.400000. When this value is divided into the first monthly Income Phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate Subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly Income Phase payment, multiplying this factor by .9971779* = ..9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second Income Phase payment is due.

The second monthly Income Phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*	If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.
5

FINANCIAL STATEMENTS

Included in this SAI are the financial statements of Variable Annuity Account C and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Variable Annuity Account C:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2021
•	Statements of Operations for the year ended December 31, 2021
•	Statements of Changes in Net Assets for the years ended December 31, 2021 and 2020
•	Notes to Financial Statements
•	Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Consolidated Balance Sheets as of December 31, 2021 and 2020
•	Consolidated Statements of Operations for the years ended December 31, 2021, 2020 and 2019
•	Consolidated Statements of Comprehensive Income for the years ended December 31, 2021, 2020 and 2019
•	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2021, 2020 and 2019
•	Consolidated Statements of Cash Flows for the years ended December 31, 2021, 2020 and 2019
•	Notes to Consolidated Financial Statements
6

FINANCIAL STATEMENTS

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

Year Ended December 31, 2021

with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Financial Statements

Year Ended December 31, 2021

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts Auditor since 2001.

San Antonio, TX

April 21, 2022

 A member firm of Ernst & Young Global Limited

Appendix

Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
AB VPS Growth and Income Portfolio - Class A
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
Invesco Capital Appreciation Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
Invesco Main Street Fund - Class A
Invesco Small Cap Growth Fund - Class A
Invesco International Growth Fund - Class R5
Invesco International Small-Mid Company Fund - Class Y
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Endeavor Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco International Bond Fund - Class A
Invesco High Yield Fund - Class R5
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Small Cap Value Fund - Class A
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Global Fund - Series I
Invesco V.I. Global Strategic Income Fund - Series I
Invesco V.I. Main Street Fund - Series I
Invesco V.I. Main Street Small Cap Fund - Series I
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Funds® American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Investments® Disciplined Core Value Fund - A Class
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Funds® American Mutual Fund® - Class R-4

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
AMG River Road Mid Cap Value Fund - Class N	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid-Cap Value Fund - Institutional Shares
BlackRock Mid-Cap Value Fund - Investor A Shares
American Funds® The Bond Fund of America® - Class R-4
Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert VP SRI Balanced Portfolio
American Funds® Capital Income Builder® - Class R-4
American Funds® Capital World Growth and Income Fund® - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.
Columbia Acorn® Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia Large Cap Value Fund - Advisor Class
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Small Cap Value Fund - Class A
DWS Equity 500 Index Fund - Class S
DWS Small Cap Growth Fund - Class S
DFA Emerging Markets Core Equity Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Large-Cap Value Fund - Class R Shares
American Funds® EuroPacific Growth Fund® - Class R-3
American Funds® EuroPacific Growth Fund® - Class R-4
Federated Hermes International Leaders Fund - Institutional Shares
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Global Discovery Fund - Class R

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Franklin Biotechnology Discovery Fund - Advisor Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Growth Opportunities Fund - Investor Shares
American Funds® The Growth Fund of America® - Class R-3
American Funds® The Growth Fund of America® - Class R-4
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
American Funds® The Income Fund of America® - Class R-3
Delaware Ivy Science and Technology Fund - Class Y
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard International Equity Portfolio - Open Shares
ClearBridge Aggressive Growth Fund - Class I
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® New Discovery Fund - Class R3
MFS® International Intrinsic Value Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
American Funds® New Perspective Fund® - Class R-3
American Funds® New Perspective Fund® - Class R-4
American Funds® New World Fund® - Class R-4
Nuveen Global Infrastructure Fund - Class I
Parnassus Core Equity Fund℠ - Investor Shares

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Pax Sustainable Allocation Fund - Investor Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund - Class A Shares
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
PGIM Jennison Utility Fund - Class Z
Royce Total Return Fund - Service Class
Ave Maria Rising Dividend Fund
American Funds® SMALLCAP World Fund® - Class R-4
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Value Fund - Institutional Class
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
Vanguard® Total International Stock Index Fund - Admiral™ Shares
Vanguard® Variable Insurance Fund - Diversified Value Portfolio
Vanguard® Variable Insurance Fund - Equity Income Portfolio
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Virtus NFJ Dividend Value Fund - Class A
Virtus NFJ Large-Cap Value Fund - Institutional Class
Virtus NFJ Small-Cap Value Fund - Class A
Voya Balanced Portfolio - Class I
Voya Large Cap Value Fund - Class A
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Government Money Market Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Large Cap Growth Portfolio - Adviser Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Index Solution 2055 Portfolio - Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Global Portfolio - Adviser Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger International
Wanger Select

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Wanger USA	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
American Funds® Washington Mutual Investors Fund℠ - Class R-3
American Funds® Washington Mutual Investors Fund℠ - Class R-4
Allspring Small Company Growth Fund - Administrator Class
Allspring Small Company Value Fund - Class A
Allspring Special Small Cap Value Fund - Class A
MainStay CBRE Real Estate Fund - Class A	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from February 24, 2020 (commencement of operations) through December 31, 2020

Voya Index Solution 2065 Portfolio - Service Class	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from October 22, 2020 (commencement of operations) through December 31, 2020

Voya Solution 2065 Portfolio - Service Class	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from August 12, 2020 (commencement of operations) through December 31, 2020

USAA Precious Metals and Minerals Fund - Class A Shares	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from June 29, 2020 (commencement of operations) through December 31, 2020

Invesco Main Street Mid Cap Fund® - Class A	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from May 15, 2020 (commencement of operations) through December 31, 2020

Voya Index Solution 2065 Portfolio - Initial Class	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from August 24, 2020 (commencement of operations) through December 31, 2020

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Fidelity® Mid Cap Index Fund	For the period from November 16, 2021 (commencement of operations) through December 31, 2021
Fidelity® Small Cap Index Fund
American Funds® New Perspective Fund® - Class R-6
American Funds® SMALLCAP World Fund® - Class R-6
Vanguard® FTSE Social Index Fund - Institutional Shares
Ariel Fund - Institutional Class	For the period from November 24, 2021 (commencement of operations) through December 31, 2021
Victory Sycamore Established Value Fund - Class R6
Voya Solution 2040 Portfolio - Service Class
Voya MidCap Opportunities Portfolio - Class R6
Touchstone Small Company Fund - Class R6	For the period from November 19, 2021 (commencement of operations) through December 31, 2021
Voya Solution 2050 Portfolio - Service 2 Class
JPMorgan Government Bond Fund - Class R6 Shares
Voya Index Solution 2050 Portfolio - Initial Class	For the period from November 30, 2021 (commencement of operations) through December 31, 2021

Voya Solution 2030 Portfolio - Service Class	For the period from November 22, 2021 (commencement of operations) through December 31, 2021

Voya Target Retirement 2030 Fund - Class R6	For the period from December 06, 2021 (commencement of operations) through December 31, 2021

Voya Target Retirement 2040 Fund - Class R6	For the period from December 28, 2021 (commencement of operations) through December 31, 2021

Voya Index Solution 2030 Portfolio - Service 2 Class	For the period from December 22, 2021 (commencement of operations) through December 31, 2021

Voya Index Solution 2040 Portfolio - Initial Class	For the period from December 21, 2021 (commencement of operations) through December 31, 2021

Voya Solution 2040 Portfolio - Initial Class	For the period from December 27, 2021 (commencement of operations) through December 31, 2021

Voya Solution 2050 Portfolio - Initial Class	For the period from December 06, 2021 (commencement of operations) through December 31, 2021

Voya Solution 2050 Portfolio - Service Class	For the period from December 02, 2021 (commencement of operations) through December 31, 2021

Voya Solution 2060 Portfolio - Initial Class	For the period from December 27, 2021 (commencement of operations) through December 31, 2021

Voya Solution 2060 Portfolio - Service Class	For the period from October 08, 2021 (commencement of operations) through December 31, 2021

Voya Solution 2060 Portfolio - Service 2 Class	For the period from September 02, 2021 (commencement of operations) through December 31, 2021

Voya Solution 2065 Portfolio - Initial Class	For the period from December 13, 2021 (commencement of operations) through December 31, 2021

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Target Retirement 2050 Fund - Class R6	For the period from December 03, 2021 (commencement of operations) through December 31, 2021

Voya Target Retirement 2060 Fund - Class R6	For the period from December 08, 2021 (commencement of operations) through December 31, 2021

American Funds® American Mutual Fund® - Class R-6	For the period from November 18, 2021 (commencement of operations) through December 31, 2021
JPMorgan Equity Income Fund - Class R6 Shares
Vanguard® Federal Money Market Fund - Investor Shares
Voya Target In-Retirement Fund - Class R6
Invesco Developing Markets Fund - Class R6	For the period from November 17, 2021 (commencement of operations) through December 31, 2021
American Century Investments® Mid Cap Value Fund - R6 Class
American Funds® Capital World Bond Fund® - Class R-6
DFA Real Estate Securities Portfolio - Institutional Class
DFA U.S. Large Company Portfolio - Institutional Class
American Funds® EuroPacific Growth Fund® - Class R-6
Fidelity® 500 Index Fund
Franklin Small Cap Value Fund - Class R6
American Funds® The Growth Fund of America® - Class R-6
JPMorgan Large Cap Growth Fund - Class R6 Shares
Pioneer Balanced ESG Fund - Class K Shares
PGIM High Yield Fund - Class R6
Vanguard® Explorer™ Fund - Admiral™ Shares
Vanguard® Equity Income Fund - Admiral™ Shares
Vanguard® International Value Fund - Investor Shares
Voya Large-Cap Growth Fund - Class R6
Voya Intermediate Bond Fund - Class R6
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6
Voya Target Retirement 2025 Fund - Class R6
Voya Target Retirement 2035 Fund - Class R6
Voya Target Retirement 2045 Fund - Class R6
Voya Target Retirement 2055 Fund - Class R6
American Funds® Washington Mutual Investors Fund℠ - Class R-6

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Assets
Investments in mutual funds at fair value	$160	$868	$46	$96	$370
Total assets	160	868	46	96	370
Net assets	$160	$868	$46	$96	$370
Net assets
Accumulation units	$160	$868	$46	$96	$370
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$160	$868	$46	$96	$370
Total number of mutual fund shares	24,175	23,575	3,243	1,377	50,624
Cost of mutual fund shares	$133	$698	$61	$81	$373

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y
Assets
Investments in mutual funds at fair value	$2,065	$4,303	$238	$870	$1,242
Total assets	2,065	4,303	238	870	1,242
Net assets	$2,065	$4,303	$238	$870	$1,242
Net assets
Accumulation units	$2,065	$4,303	$238	$870	$1,242
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,065	$4,303	$238	$870	$1,242
Total number of mutual fund shares	36,279	152,038	6,557	31,286	21,941
Cost of mutual fund shares	$1,884	$3,473	$249	$997	$1,086

The accompanying notes are an integral part of these financial statements.

11

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class R6	Invesco Developing Markets Fund - Class Y	Invesco Health Care Fund - Investor Class
Assets
Investments in mutual funds at fair value	$475	$211,204	$100	$45,522	$100
Total assets	475	211,204	100	45,522	100
Net assets	$475	$211,204	$100	$45,522	$100
Net assets
Accumulation units	$475	$211,204	$100	$45,522	$100
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$475	$211,204	$100	$45,522	$100
Total number of mutual fund shares	10,460	4,416,654	2,125	968,136	2,490
Cost of mutual fund shares	$469	$159,810	$103	$38,270	$105

	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A
Assets
Investments in mutual funds at fair value	$8	$475	$1,144	$254	$116
Total assets	8	475	1,144	254	116
Net assets	$8	$475	$1,144	$254	$116
Net assets
Accumulation units	$8	$475	$1,144	$254	$116
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8	$475	$1,144	$254	$116
Total number of mutual fund shares	1,556	120,273	28,745	13,136	4,437
Cost of mutual fund shares	$9	$465	$986	$240	$103

The accompanying notes are an integral part of these financial statements.

12

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I
Assets
Investments in mutual funds at fair value	$121	$44,259	$36,852	$25	$407
Total assets	121	44,259	36,852	25	407
Net assets	$121	$44,259	$36,852	$25	$407
Net assets
Accumulation units	$121	$44,058	$36,520	$—	$407
Contracts in payout (annuitization)	—	201	332	25	—
Total net assets	$121	$44,259	$36,852	$25	$407
Total number of mutual fund shares	6,590	499,364	975,183	219	7,116
Cost of mutual fund shares	$137	$35,012	$32,249	$18	$233

	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Main Street Fund - Series I	Invesco V.I. Main Street Small Cap Fund - Series I	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A
Assets
Investments in mutual funds at fair value	$97	$63	$36,267	$253	$14,467
Total assets	97	63	36,267	253	14,467
Net assets	$97	$63	$36,267	$253	$14,467
Net assets
Accumulation units	$97	$—	$36,267	$253	$14,467
Contracts in payout (annuitization)	—	63	—	—	—
Total net assets	$97	$63	$36,267	$253	$14,467
Total number of mutual fund shares	21,721	1,770	1,152,435	8,069	880,517
Cost of mutual fund shares	$111	$51	$28,177	$247	$11,409

The accompanying notes are an integral part of these financial statements.

13

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Funds® American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Mid Cap Value Fund - R6 Class
Assets
Investments in mutual funds at fair value	$100,379	$86,060	$1,690	$142	$122
Total assets	100,379	86,060	1,690	142	122
Net assets	$100,379	$86,060	$1,690	$142	$122
Net assets
Accumulation units	$100,379	$86,060	$1,690	$142	$122
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$100,379	$86,060	$1,690	$142	$122
Total number of mutual fund shares	1,364,960	1,304,335	50,799	5,196	6,802
Cost of mutual fund shares	$55,495	$63,340	$1,415	$121	$126

	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Funds® American Mutual Fund® - Class R-4
Assets
Investments in mutual funds at fair value	$45,141	$14,615	$1,221	$146,196	$2,648
Total assets	45,141	14,615	1,221	146,196	2,648
Net assets	$45,141	$14,615	$1,221	$146,196	$2,648
Net assets
Accumulation units	$45,141	$14,615	$1,221	$146,196	$2,648
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$45,141	$14,615	$1,221	$146,196	$2,648
Total number of mutual fund shares	3,507,470	409,852	16,126	1,929,980	50,023
Cost of mutual fund shares	$42,463	$14,930	$1,007	$112,354	$2,083

The accompanying notes are an integral part of these financial statements.

14

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	American Funds® American Mutual Fund® - Class R-6	AMG River Road Mid Cap Value Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Institutional Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds at fair value	$26	$23,817	$126	$—	$13,561
Total assets	26	23,817	126	—	13,561
Net assets	$26	$23,817	$126	$—	$13,561
Net assets
Accumulation units	$26	$23,817	$126	$—	$13,561
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$26	$23,817	$126	$—	$13,561
Total number of mutual fund shares	487	1,205,917	2,649	3	162,332
Cost of mutual fund shares	$26	$30,021	$117	$—	$11,820

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid-Cap Value Fund - Institutional Shares
Assets
Investments in mutual funds at fair value	$10,176	$1,309	$13,697	$39,626	$471
Total assets	10,176	1,309	13,697	39,626	471
Net assets	$10,176	$1,309	$13,697	$39,626	$471
Net assets
Accumulation units	$10,176	$1,309	$13,697	$39,626	$471
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,176	$1,309	$13,697	$39,626	$471
Total number of mutual fund shares	333,864	60,630	171,368	526,385	20,807
Cost of mutual fund shares	$10,128	$1,276	$11,961	$33,071	$406

The accompanying notes are an integral part of these financial statements.

15

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	BlackRock Mid-Cap Value Fund - Investor A Shares	American Funds® The Bond Fund of America® - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio	American Funds® Capital Income Builder® - Class R-4
Assets
Investments in mutual funds at fair value	$18,663	$23,831	$33	$63,038	$9,892
Total assets	18,663	23,831	33	63,038	9,892
Net assets	$18,663	$23,831	$33	$63,038	$9,892
Net assets
Accumulation units	$18,663	$23,831	$33	$62,766	$9,892
Contracts in payout (annuitization)	—	—	—	272	—
Total net assets	$18,663	$23,831	$33	$63,038	$9,892
Total number of mutual fund shares	875,781	1,779,773	790	22,675,472	141,007
Cost of mutual fund shares	$16,494	$24,348	$25	$49,098	$8,728

	American Funds® Capital World Bond Fund® - Class R-6	American Funds® Capital World Growth and Income Fund® - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.	Columbia Acorn® Fund - Class A Shares
Assets
Investments in mutual funds at fair value	$75	$786	$5,699	$11,100	$101
Total assets	75	786	5,699	11,100	101
Net assets	$75	$786	$5,699	$11,100	$101
Net assets
Accumulation units	$75	$786	$5,699	$11,100	$101
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$75	$786	$5,699	$11,100	$101
Total number of mutual fund shares	3,757	12,435	275,292	132,972	10,115
Cost of mutual fund shares	$76	$628	$4,748	$8,859	$125

The accompanying notes are an integral part of these financial statements.

16

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class	Columbia Large Cap Value Fund - Advisor Class	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Assets
Investments in mutual funds at fair value	$8,221	$2	$12,738	$70	$80
Total assets	8,221	2	12,738	70	80
Net assets	$8,221	$2	$12,738	$70	$80
Net assets
Accumulation units	$8,221	$2	$12,738	$70	$80
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,221	$2	$12,738	$70	$80
Total number of mutual fund shares	586,762	160	747,556	2,809	1,426
Cost of mutual fund shares	$6,725	$2	$10,713	$74	$71

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	DWS Equity 500 Index Fund - Class S	DWS Small Cap Growth Fund - Class S	DFA Emerging Markets Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds at fair value	$119	$4,498	$1,541	$40	$6
Total assets	119	4,498	1,541	40	6
Net assets	$119	$4,498	$1,541	$40	$6
Net assets
Accumulation units	$119	$4,498	$1,541	$40	$6
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$119	$4,498	$1,541	$40	$6
Total number of mutual fund shares	2,435	58,825	7,391	1,015	237
Cost of mutual fund shares	$144	$4,128	$1,495	$35	$6

The accompanying notes are an integral part of these financial statements.

17

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA Real Estate Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	DFA U.S. Large Company Portfolio - Institutional Class	Dodge & Cox International Stock Fund
Assets
Investments in mutual funds at fair value	$285	$88	$117	$310	$112
Total assets	285	88	117	310	112
Net assets	$285	$88	$117	$310	$112
Net assets
Accumulation units	$285	$88	$117	$310	$112
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$285	$88	$117	$310	$112
Total number of mutual fund shares	21,442	1,706	3,869	9,138	2,368
Cost of mutual fund shares	$283	$87	$122	$307	$102

	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares	American Funds® EuroPacific Growth Fund® - Class R-3	American Funds® EuroPacific Growth Fund® - Class R-4	American Funds® EuroPacific Growth Fund® - Class R-6
Assets
Investments in mutual funds at fair value	$491	$1	$2,055	$347,213	$40
Total assets	491	1	2,055	347,213	40
Net assets	$491	$1	$2,055	$347,213	$40
Net assets
Accumulation units	$491	$1	$2,055	$347,213	$40
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$491	$1	$2,055	$347,213	$40
Total number of mutual fund shares	2,003	60	32,542	5,489,528	621
Cost of mutual fund shares	$437	$1	$1,787	$256,612	$41

The accompanying notes are an integral part of these financial statements.

18

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity® 500 Index Fund	Fidelity Advisor® New Insights Fund - Class I	Fidelity® Mid Cap Index Fund	Fidelity® Small Cap Index Fund
Assets
Investments in mutual funds at fair value	$31	$623	$2,797	$318	$213
Total assets	31	623	2,797	318	213
Net assets	$31	$623	$2,797	$318	$213
Net assets
Accumulation units	$31	$623	$2,797	$318	$213
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$31	$623	$2,797	$318	$213
Total number of mutual fund shares	822	3,769	67,023	9,955	7,722
Cost of mutual fund shares	$31	$616	$2,381	$316	$215

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds at fair value	$280,653	$616,385	$9,049	$30,324	$1,761,258
Total assets	280,653	616,385	9,049	30,324	1,761,258
Net assets	$280,653	$616,385	$9,049	$30,324	$1,761,258
Net assets
Accumulation units	$277,580	$615,257	$9,029	$30,324	$1,751,703
Contracts in payout (annuitization)	3,073	1,128	20	—	9,555
Total net assets	$280,653	$616,385	$9,049	$30,324	$1,761,258
Total number of mutual fund shares	10,732,428	6,017,625	1,723,688	1,035,661	32,405,844
Cost of mutual fund shares	$237,893	$406,124	$9,145	$22,308	$1,069,984

The accompanying notes are an integral part of these financial statements.

19

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class
Assets
Investments in mutual funds at fair value	$440,104	$17,881	$802	$293	$174
Total assets	440,104	17,881	802	293	174
Net assets	$440,104	$17,881	$802	$293	$174
Net assets
Accumulation units	$440,104	$17,881	$802	$293	$174
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$440,104	$17,881	$802	$293	$174
Total number of mutual fund shares	939,850	975,480	26,450	2,282	7,274
Cost of mutual fund shares	$201,941	$15,112	$768	$346	$166

	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value Fund - Class R6	Goldman Sachs Growth Opportunities Fund - Investor Shares	American Funds® The Growth Fund of America® - Class R-3
Assets
Investments in mutual funds at fair value	$300	$126,948	$56	$207	$9,239
Total assets	300	126,948	56	207	9,239
Net assets	$300	$126,948	$56	$207	$9,239
Net assets
Accumulation units	$300	$125,636	$56	$207	$9,239
Contracts in payout (annuitization)	—	1,312	—	—	—
Total net assets	$300	$126,948	$56	$207	$9,239
Total number of mutual fund shares	6,749	7,237,643	920	12,131	127,772
Cost of mutual fund shares	$276	$116,333	$58	$219	$6,555

The accompanying notes are an integral part of these financial statements.

20

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	American Funds® The Growth Fund of America® - Class R-4	American Funds® The Growth Fund of America® - Class R-6	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4
Assets
Investments in mutual funds at fair value	$649,493	$19	$—	$6	$2,398
Total assets	649,493	19	—	6	2,398
Net assets	$649,493	$19	$—	$6	$2,398
Net assets
Accumulation units	$649,493	$19	$—	$6	$2,398
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$649,493	$19	$—	$6	$2,398
Total number of mutual fund shares	8,840,250	261	2	168	120,732
Cost of mutual fund shares	$391,345	$21	$—	$4	$2,111

	American Funds® The Income Fund of America® - Class R-3	Delaware Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares
Assets
Investments in mutual funds at fair value	$473	$34,909	$201	$368	$14
Total assets	473	34,909	201	368	14
Net assets	$473	$34,909	$201	$368	$14
Net assets
Accumulation units	$473	$34,909	$201	$368	$14
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$473	$34,909	$201	$368	$14
Total number of mutual fund shares	18,395	441,493	4,006	3,657	1,123
Cost of mutual fund shares	$414	$35,120	$121	$252	$13

The accompanying notes are an integral part of these financial statements.

21

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Equity Income Fund - Class R6 Shares	JPMorgan Government Bond Fund - Class I Shares
Assets
Investments in mutual funds at fair value	$79	$84	$12,750	$10	$4,169
Total assets	79	84	12,750	10	4,169
Net assets	$79	$84	$12,750	$10	$4,169
Net assets
Accumulation units	$79	$84	$12,750	$10	$4,169
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$79	$84	$12,750	$10	$4,169
Total number of mutual fund shares	1,114	1,487	534,572	403	383,519
Cost of mutual fund shares	$48	$52	$9,840	$10	$4,327

	JPMorgan Government Bond Fund - Class R6 Shares	JPMorgan Large Cap Growth Fund - Class R6 Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund
Assets
Investments in mutual funds at fair value	$54	$339	$1,356	$475	$70
Total assets	54	339	1,356	475	70
Net assets	$54	$339	$1,356	$475	$70
Net assets
Accumulation units	$54	$339	$1,356	$475	$70
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54	$339	$1,356	$475	$70
Total number of mutual fund shares	4,951	5,221	74,316	2,627	3,574
Cost of mutual fund shares	$54	$349	$1,371	$535	$60

The accompanying notes are an integral part of these financial statements.

22

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4
Assets
Investments in mutual funds at fair value	$11,853	$946	$122	$27	$10,295
Total assets	11,853	946	122	27	10,295
Net assets	$11,853	$946	$122	$27	$10,295
Net assets
Accumulation units	$11,853	$946	$122	$27	$10,295
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,853	$946	$122	$27	$10,295
Total number of mutual fund shares	425,768	83,350	4,599	2,408	2,474,788
Cost of mutual fund shares	$12,501	$960	$130	$27	$10,397

	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	MainStay CBRE Real Estate Fund - Class A
Assets
Investments in mutual funds at fair value	$608	$247	$27	$73,545	$414
Total assets	608	247	27	73,545	414
Net assets	$608	$247	$27	$73,545	$414
Net assets
Accumulation units	$608	$247	$27	$73,026	$414
Contracts in payout (annuitization)	—	—	—	519	—
Total net assets	$608	$247	$27	$73,545	$414
Total number of mutual fund shares	17,703	15,680	1,949	2,624,737	27,666
Cost of mutual fund shares	$495	$237	$23	$59,182	$317

The accompanying notes are an integral part of these financial statements.

23

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3
Assets
Investments in mutual funds at fair value	$107	$113	$24,902	$599	$763
Total assets	107	113	24,902	599	763
Net assets	$107	$113	$24,902	$599	$763
Net assets
Accumulation units	$107	$113	$24,902	$599	$763
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$107	$113	$24,902	$599	$763
Total number of mutual fund shares	2,515	10,340	2,282,481	20,445	14,526
Cost of mutual fund shares	$85	$114	$24,967	$650	$676

	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	American Funds® New Perspective Fund® - Class R-3	American Funds® New Perspective Fund® - Class R-4
Assets
Investments in mutual funds at fair value	$769	$24	$18,255	$1,742	$383,047
Total assets	769	24	18,255	1,742	383,047
Net assets	$769	$24	$18,255	$1,742	$383,047
Net assets
Accumulation units	$769	$24	$18,255	$1,742	$383,047
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$769	$24	$18,255	$1,742	$383,047
Total number of mutual fund shares	10,307	514	386,263	27,006	5,866,856
Cost of mutual fund shares	$617	$25	$14,659	$1,251	$248,212

The accompanying notes are an integral part of these financial statements.

24

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	American Funds® New Perspective Fund® - Class R-6	American Funds® New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	Pax Sustainable Allocation Fund - Investor Class
Assets
Investments in mutual funds at fair value	$690	$771	$2,046	$60,149	$48,593
Total assets	690	771	2,046	60,149	48,593
Net assets	$690	$771	$2,046	$60,149	$48,593
Net assets
Accumulation units	$690	$771	$2,046	$60,149	$48,593
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$690	$771	$2,046	$60,149	$48,593
Total number of mutual fund shares	10,385	9,022	175,625	948,570	1,676,788
Cost of mutual fund shares	$692	$659	$1,915	$43,482	$39,653

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Balanced ESG Fund - Class K Shares
Assets
Investments in mutual funds at fair value	$5,051	$83,327	$4,421	$410	$6
Total assets	5,051	83,327	4,421	410	6
Net assets	$5,051	$83,327	$4,421	$410	$6
Net assets
Accumulation units	$5,051	$83,327	$4,421	$410	$6
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,051	$83,327	$4,421	$410	$6
Total number of mutual fund shares	819,904	5,956,159	106,447	42,453	567
Cost of mutual fund shares	$5,002	$77,732	$3,739	$402	$6

The accompanying notes are an integral part of these financial statements.

25

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM High Yield Fund - Class R6	PGIM Jennison Utility Fund - Class Z
Assets
Investments in mutual funds at fair value	$945	$—	$15,950	$188	$209
Total assets	945	—	15,950	188	209
Net assets	$945	$—	$15,950	$188	$209
Net assets
Accumulation units	$945	$—	$15,950	$188	$209
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$945	$—	$15,950	$188	$209
Total number of mutual fund shares	87,791	4	1,707,717	34,170	12,965
Cost of mutual fund shares	$952	$—	$15,792	$188	$196

	Royce Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	American Funds® SMALLCAP World Fund® - Class R-4	American Funds® SMALLCAP World Fund® - Class R-6	T. Rowe Price Large - Cap Growth Fund - I Class
Assets
Investments in mutual funds at fair value	$9	$6,903	$44,762	$95	$1,210
Total assets	9	6,903	44,762	95	1,210
Net assets	$9	$6,903	$44,762	$95	$1,210
Net assets
Accumulation units	$9	$6,903	$44,762	$95	$1,210
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9	$6,903	$44,762	$95	$1,210
Total number of mutual fund shares	937	314,937	564,466	1,147	16,455
Cost of mutual fund shares	$9	$6,059	$33,615	$93	$1,152

The accompanying notes are an integral part of these financial statements.

26

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	T. Rowe Price Mid- Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class
Assets
Investments in mutual funds at fair value	$297	$754	$9,559	$171	$16,354
Total assets	297	754	9,559	171	16,354
Net assets	$297	$754	$9,559	$171	$16,354
Net assets
Accumulation units	$297	$754	$9,559	$171	$16,354
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$297	$754	$9,559	$171	$16,354
Total number of mutual fund shares	9,053	16,071	917,364	23,777	1,858,372
Cost of mutual fund shares	$261	$621	$9,807	$172	$20,746

	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Small Company Fund - Class R6	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Class A Shares
Assets
Investments in mutual funds at fair value	$72,608	$83	$194	$15	$21,114
Total assets	72,608	83	194	15	21,114
Net assets	$72,608	$83	$194	$15	$21,114
Net assets
Accumulation units	$72,608	$83	$194	$15	$21,114
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$72,608	$83	$194	$15	$21,114
Total number of mutual fund shares	8,213,589	3,025	32,025	1,332	1,143,754
Cost of mutual fund shares	$98,314	$82	$192	$15	$22,838

The accompanying notes are an integral part of these financial statements.

27

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Explorer™ Fund - Admiral™ Shares	Vanguard® Equity Income Fund - Admiral™ Shares	Vanguard® Federal Money Market Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares
Assets
Investments in mutual funds at fair value	$132	$17	$291	$30	$233
Total assets	132	17	291	30	233
Net assets	$132	$17	$291	$30	$233
Net assets
Accumulation units	$132	$17	$291	$30	$233
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$132	$17	$291	$30	$233
Total number of mutual fund shares	11,755	143	3,158	30,133	6,804
Cost of mutual fund shares	$135	$19	$290	$30	$218

	Vanguard® International Value Fund - Investor Shares	Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard® Variable Insurance Fund - Equity Income Portfolio	Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	Vanguard® FTSE Social Index Fund - Institutional Shares
Assets
Investments in mutual funds at fair value	$61	$164	$143	$88	$125
Total assets	61	164	143	88	125
Net assets	$61	$164	$143	$88	$125
Net assets
Accumulation units	$61	$164	$143	$88	$125
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$61	$164	$143	$88	$125
Total number of mutual fund shares	1,465	9,399	5,126	3,338	3,748
Cost of mutual fund shares	$61	$130	$112	$71	$124

The accompanying notes are an integral part of these financial statements.

28

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class R6	Victory Sycamore Small Company Opportunity Fund - Class R	Virtus NFJ Dividend Value Fund - Class A
Assets
Investments in mutual funds at fair value	$44	$12,643	$7	$12	$215
Total assets	44	12,643	7	12	215
Net assets	$44	$12,643	$7	$12	$215
Net assets
Accumulation units	$44	$12,643	$7	$12	$215
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$44	$12,643	$7	$12	$215
Total number of mutual fund shares	1,098	254,857	135	250	15,969
Cost of mutual fund shares	$50	$10,853	$7	$11	$202

	Virtus NFJ Large-Cap Value Fund - Institutional Class	Virtus NFJ Small-Cap Value Fund - Class A	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Large-Cap Growth Fund - Class R6
Assets
Investments in mutual funds at fair value	$6	$11	$231,526	$57	$441
Total assets	6	11	231,526	57	441
Net assets	$6	$11	$231,526	$57	$441
Net assets
Accumulation units	$6	$11	$219,595	$57	$441
Contracts in payout (annuitization)	—	—	11,931	—	—
Total net assets	$6	$11	$231,526	$57	$441
Total number of mutual fund shares	178	692	12,562,426	4,719	7,600
Cost of mutual fund shares	$4	$10	$161,803	$60	$445

The accompanying notes are an integral part of these financial statements.

29

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Fund - Class R6	Voya Government Money Market Portfolio - Class I
Assets
Investments in mutual funds at fair value	$698	$3,701	$469	$232	$287,347
Total assets	698	3,701	469	232	287,347
Net assets	$698	$3,701	$469	$232	$287,347
Net assets
Accumulation units	$698	$3,701	$469	$232	$286,068
Contracts in payout (annuitization)	—	—	—	—	1,279
Total net assets	$698	$3,701	$469	$232	$287,347
Total number of mutual fund shares	77,024	441,641	45,745	22,635	287,347,443
Cost of mutual fund shares	$694	$3,744	$479	$232	$287,347

	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Assets
Investments in mutual funds at fair value	$443,284	$1,966	$5,511	$24	$109,424
Total assets	443,284	1,966	5,511	24	109,424
Net assets	$443,284	$1,966	$5,511	$24	$109,424
Net assets
Accumulation units	$432,318	$1,966	$5,511	$24	$108,589
Contracts in payout (annuitization)	10,966	—	—	—	835
Total net assets	$443,284	$1,966	$5,511	$24	$109,424
Total number of mutual fund shares	34,577,504	154,346	452,104	2,464	10,997,423
Cost of mutual fund shares	$448,961	$1,984	$5,257	$24	$107,748

The accompanying notes are an integral part of these financial statements.

30

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class
Assets
Investments in mutual funds at fair value	$105	$766,461	$8,582	$16	$332,731
Total assets	105	766,461	8,582	16	332,731
Net assets	$105	$766,461	$8,582	$16	$332,731
Net assets
Accumulation units	$105	$765,266	$8,582	$16	$329,837
Contracts in payout (annuitization)	—	1,195	—	—	2,894
Total net assets	$105	$766,461	$8,582	$16	$332,731
Total number of mutual fund shares	5,406	34,095,235	399,720	1,151	23,698,822
Cost of mutual fund shares	$95	$659,039	$7,697	$13	$274,980

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Assets
Investments in mutual funds at fair value	$1,092	$5	$55,672	$11	$76,166
Total assets	1,092	5	55,672	11	76,166
Net assets	$1,092	$5	$55,672	$11	$76,166
Net assets
Accumulation units	$1,092	$5	$55,672	$11	$76,166
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,092	$5	$55,672	$11	$76,166
Total number of mutual fund shares	79,217	547	2,545,603	1,042	5,523,297
Cost of mutual fund shares	$892	$5	$41,916	$10	$63,395

The accompanying notes are an integral part of these financial statements.

31

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$54	$1,577	$48,724	$39,757	$32,305
Total assets	54	1,577	48,724	39,757	32,305
Net assets	$54	$1,577	$48,724	$39,757	$32,305
Net assets
Accumulation units	$54	$—	$48,724	$39,757	$32,305
Contracts in payout (annuitization)	—	1,577	—	—	—
Total net assets	$54	$1,577	$48,724	$39,757	$32,305
Total number of mutual fund shares	1,255	34,137	1,056,680	1,498,005	1,201,831
Cost of mutual fund shares	$43	$1,144	$35,843	$33,788	$28,279

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds at fair value	$93	$15,994	$26,401	$3	$67,421
Total assets	93	15,994	26,401	3	67,421
Net assets	$93	$15,994	$26,401	$3	$67,421
Net assets
Accumulation units	$93	$15,994	$26,401	$3	$67,421
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$93	$15,994	$26,401	$3	$67,421
Total number of mutual fund shares	4,330	692,388	1,154,889	173	3,168,267
Cost of mutual fund shares	$82	$14,514	$25,409	$2	$58,740

The accompanying notes are an integral part of these financial statements.

32

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$46,109	$460	$293	$602,323	$1,315,586
Total assets	46,109	460	293	602,323	1,315,586
Net assets	$46,109	$460	$293	$602,323	$1,315,586
Net assets
Accumulation units	$46,109	$460	$293	$602,323	$1,315,586
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$46,109	$460	$293	$602,323	$1,315,586
Total number of mutual fund shares	2,211,479	14,882	8,878	18,274,361	39,914,636
Cost of mutual fund shares	$40,588	$395	$293	$516,567	$1,106,557

	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Multi-Manager International Small Cap Fund - Class A
Assets
Investments in mutual funds at fair value	$757	$114,150	$108	$8,973	$128
Total assets	757	114,150	108	8,973	128
Net assets	$757	$114,150	$108	$8,973	$128
Net assets
Accumulation units	$757	$113,685	$108	$8,973	$128
Contracts in payout (annuitization)	—	465	—	—	—
Total net assets	$757	$114,150	$108	$8,973	$128
Total number of mutual fund shares	65,965	9,544,337	6,190	515,712	2,019
Cost of mutual fund shares	$696	$115,192	$83	$7,780	$112

The accompanying notes are an integral part of these financial statements.

33

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Assets
Investments in mutual funds at fair value	$2,364	$130	$67,239	$552	$7,315
Total assets	2,364	130	67,239	552	7,315
Net assets	$2,364	$130	$67,239	$552	$7,315
Net assets
Accumulation units	$2,364	$130	$66,444	$545	$7,315
Contracts in payout (annuitization)	—	—	795	7	—
Total net assets	$2,364	$130	$67,239	$552	$7,315
Total number of mutual fund shares	37,456	12,789	6,515,451	53,624	567,917
Cost of mutual fund shares	$2,246	$135	$70,680	$586	$6,601

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2030 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$11,122	$1,935	$4	$13,438	$10,742
Total assets	11,122	1,935	4	13,438	10,742
Net assets	$11,122	$1,935	$4	$13,438	$10,742
Net assets
Accumulation units	$11,122	$1,935	$4	$13,438	$10,742
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,122	$1,935	$4	$13,438	$10,742
Total number of mutual fund shares	874,353	155,413	218	957,816	776,734
Cost of mutual fund shares	$9,904	$1,723	$4	$11,617	$9,056

The accompanying notes are an integral part of these financial statements.

34

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2040 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class
Assets
Investments in mutual funds at fair value	$3,260	$15	$10,133	$8,785	$4,329
Total assets	3,260	15	10,133	8,785	4,329
Net assets	$3,260	$15	$10,133	$8,785	$4,329
Net assets
Accumulation units	$3,260	$15	$10,133	$8,785	$4,329
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,260	$15	$10,133	$8,785	$4,329
Total number of mutual fund shares	240,779	689	659,291	582,181	293,277
Cost of mutual fund shares	$2,798	$14	$8,387	$7,010	$3,485

	Voya Index Solution 2050 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution 2065 Portfolio - Initial Class
Assets
Investments in mutual funds at fair value	$1	$4,295	$7,184	$3,060	$83
Total assets	1	4,295	7,184	3,060	83
Net assets	$1	$4,295	$7,184	$3,060	$83
Net assets
Accumulation units	$1	$4,295	$7,184	$3,060	$83
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1	$4,295	$7,184	$3,060	$83
Total number of mutual fund shares	54	212,621	360,997	155,547	6,497
Cost of mutual fund shares	$1	$3,627	$5,944	$2,453	$84

The accompanying notes are an integral part of these financial statements.

35

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$86	$1,063	$1,155	$711	$178
Total assets	86	1,063	1,155	711	178
Net assets	$86	$1,063	$1,155	$711	$178
Net assets
Accumulation units	$86	$1,063	$1,155	$711	$178
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$86	$1,063	$1,155	$711	$178
Total number of mutual fund shares	6,709	90,246	99,167	62,553	17,251
Cost of mutual fund shares	$86	$1,004	$1,067	$638	$187

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$68,704	$60	$297	$17,671	$160,375
Total assets	68,704	60	297	17,671	160,375
Net assets	$68,704	$60	$297	$17,671	$160,375
Net assets
Accumulation units	$67,658	$60	$297	$17,671	$160,375
Contracts in payout (annuitization)	1,046	—	—	—	—
Total net assets	$68,704	$60	$297	$17,671	$160,375
Total number of mutual fund shares	6,580,824	5,793	23,864	1,371,965	12,647,864
Cost of mutual fund shares	$69,487	$65	$266	$16,136	$145,280

The accompanying notes are an integral part of these financial statements.

36

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2030 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$5,812	$134	$430	$17,834	$199,934
Total assets	5,812	134	430	17,834	199,934
Net assets	$5,812	$134	$430	$17,834	$199,934
Net assets
Accumulation units	$5,812	$134	$430	$17,834	$199,934
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,812	$134	$430	$17,834	$199,934
Total number of mutual fund shares	474,078	7,254	32,912	1,317,157	14,998,809
Cost of mutual fund shares	$5,297	$131	$369	$15,892	$176,522

	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2040 Portfolio - Initial Class	Voya Solution 2040 Portfolio - Service Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Assets
Investments in mutual funds at fair value	$10,190	$—	$2	$24	$15,711
Total assets	10,190	—	2	24	15,711
Net assets	$10,190	$—	$2	$24	$15,711
Net assets
Accumulation units	$10,190	$—	$2	$24	$15,711
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,190	$—	$2	$24	$15,711
Total number of mutual fund shares	802,370	5	112	1,854	1,149,311
Cost of mutual fund shares	$8,980	$—	$2	$21	$14,067

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2050 Portfolio - Initial Class	Voya Solution 2050 Portfolio - Service Class	Voya Solution 2050 Portfolio - Service 2 Class
Assets
Investments in mutual funds at fair value	$152,015	$4,510	$—	$11	$—
Total assets	152,015	4,510	—	11	—
Net assets	$152,015	$4,510	$—	$11	$—
Net assets
Accumulation units	$152,015	$4,510	$—	$11	$—
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$152,015	$4,510	$—	$11	$—
Total number of mutual fund shares	11,369,838	348,777	19	510	16
Cost of mutual fund shares	$131,953	$3,908	$—	$10	$—

	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution 2060 Portfolio - Initial Class	Voya Solution 2060 Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$8,993	$49,111	$1,546	$—	$54
Total assets	8,993	49,111	1,546	—	54
Net assets	$8,993	$49,111	$1,546	$—	$54
Net assets
Accumulation units	$8,993	$49,111	$1,546	$—	$54
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,993	$49,111	$1,546	$—	$54
Total number of mutual fund shares	572,052	3,203,618	101,553	2	3,590
Cost of mutual fund shares	$8,247	$44,519	$1,419	$—	$54

The accompanying notes are an integral part of these financial statements.

38

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Solution 2060 Portfolio - Service 2 Class	Voya Solution 2065 Portfolio - Initial Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$1	$1	$1,367	$8,118	$443
Total assets	1	1	1,367	8,118	443
Net assets	$1	$1	$1,367	$8,118	$443
Net assets
Accumulation units	$1	$1	$1,367	$8,118	$443
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1	$1	$1,367	$8,118	$443
Total number of mutual fund shares	37	77	114,393	698,007	34,741
Cost of mutual fund shares	$1	$1	$1,421	$6,942	$391

	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$13,276	$34,555	$2,950	$8,634	$18
Total assets	13,276	34,555	2,950	8,634	18
Net assets	$13,276	$34,555	$2,950	$8,634	$18
Net assets
Accumulation units	$13,276	$34,555	$2,950	$8,634	$18
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$13,276	$34,555	$2,950	$8,634	$18
Total number of mutual fund shares	1,013,465	2,662,177	233,772	739,885	1,248
Cost of mutual fund shares	$12,498	$31,125	$2,703	$7,461	$13

The accompanying notes are an integral part of these financial statements.

39

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$40,803	$71,650	$445	$204,375	$17,506
Total assets	40,803	71,650	445	204,375	17,506
Net assets	$40,803	$71,650	$445	$204,375	$17,506
Net assets
Accumulation units	$40,803	$70,962	$445	$203,287	$17,412
Contracts in payout (annuitization)	—	688	—	1,088	94
Total net assets	$40,803	$71,650	$445	$204,375	$17,506
Total number of mutual fund shares	2,656,420	4,748,163	15,565	6,360,880	781,864
Cost of mutual fund shares	$32,435	$56,097	$326	$165,325	$15,531

	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Assets
Investments in mutual funds at fair value	$200	$12,846	$193	$70,222	$1,759
Total assets	200	12,846	193	70,222	1,759
Net assets	$200	$12,846	$193	$70,222	$1,759
Net assets
Accumulation units	$200	$12,846	$193	$69,214	$1,759
Contracts in payout (annuitization)	—	—	—	1,008	—
Total net assets	$200	$12,846	$193	$70,222	$1,759
Total number of mutual fund shares	9,605	594,470	9,165	3,299,905	34,021
Cost of mutual fund shares	$134	$11,111	$151	$55,489	$1,510

The accompanying notes are an integral part of these financial statements.

40

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Adviser Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$305,320	$1,228	$269	$722,750	$2,620
Total assets	305,320	1,228	269	722,750	2,620
Net assets	$305,320	$1,228	$269	$722,750	$2,620
Net assets
Accumulation units	$303,081	$1,228	$269	$719,117	$2,620
Contracts in payout (annuitization)	2,239	—	—	3,633	—
Total net assets	$305,320	$1,228	$269	$722,750	$2,620
Total number of mutual fund shares	5,794,640	23,482	10,946	27,575,337	105,534
Cost of mutual fund shares	$262,197	$1,034	$199	$466,872	$1,993

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6
Assets
Investments in mutual funds at fair value	$240	$22,525	$60,843	$480	$392
Total assets	240	22,525	60,843	480	392
Net assets	$240	$22,525	$60,843	$480	$392
Net assets
Accumulation units	$240	$22,525	$59,967	$480	$392
Contracts in payout (annuitization)	—	—	876	—	—
Total net assets	$240	$22,525	$60,843	$480	$392
Total number of mutual fund shares	12,495	1,126,269	3,085,343	38,583	26,397
Cost of mutual fund shares	$211	$20,761	$55,279	$407	$389

The accompanying notes are an integral part of these financial statements.

41

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds at fair value	$638,349	$1,623	$1,266	$815,452	$4,005
Total assets	638,349	1,623	1,266	815,452	4,005
Net assets	$638,349	$1,623	$1,266	$815,452	$4,005
Net assets
Accumulation units	$635,873	$1,623	$1,266	$813,146	$4,005
Contracts in payout (annuitization)	2,476	—	—	2,306	—
Total net assets	$638,349	$1,623	$1,266	$815,452	$4,005
Total number of mutual fund shares	43,073,475	116,907	12,380	6,849,659	36,133
Cost of mutual fund shares	$494,039	$1,387	$1,007	$605,258	$3,141

	Voya Target In-Retirement Fund - Class R6	Voya Target Retirement 2025 Fund - Class R6	Voya Target Retirement 2030 Fund - Class R6	Voya Target Retirement 2035 Fund - Class R6	Voya Target Retirement 2040 Fund - Class R6
Assets
Investments in mutual funds at fair value	$27	$86	$2	$127	$—
Total assets	27	86	2	127	—
Net assets	$27	$86	$2	$127	$—
Net assets
Accumulation units	$27	$86	$2	$127	$—
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$27	$86	$2	$127	$—
Total number of mutual fund shares	2,401	6,527	117	9,205	9
Cost of mutual fund shares	$30	$95	$2	$145	$—

The accompanying notes are an integral part of these financial statements.

42

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Target Retirement 2045 Fund - Class R6	Voya Target Retirement 2050 Fund - Class R6	Voya Target Retirement 2055 Fund - Class R6	Voya Target Retirement 2060 Fund - Class R6	Voya Corporate Leaders 100 Fund - Class I
Assets
Investments in mutual funds at fair value	$157	$11	$52	$5	$12,290
Total assets	157	11	52	5	12,290
Net assets	$157	$11	$52	$5	$12,290
Net assets
Accumulation units	$157	$11	$52	$5	$12,290
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$157	$11	$52	$5	$12,290
Total number of mutual fund shares	10,777	752	3,678	365	539,492
Cost of mutual fund shares	$184	$13	$62	$6	$11,220

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Assets
Investments in mutual funds at fair value	$34,698	$87,927	$69,817	$1,510	$1,476,982
Total assets	34,698	87,927	69,817	1,510	1,476,982
Net assets	$34,698	$87,927	$69,817	$1,510	$1,476,982
Net assets
Accumulation units	$34,346	$87,199	$68,580	$1,510	$1,407,626
Contracts in payout (annuitization)	352	728	1,237	—	69,356
Total net assets	$34,698	$87,927	$69,817	$1,510	$1,476,982
Total number of mutual fund shares	2,433,258	4,936,957	4,267,516	67,131	63,389,765
Cost of mutual fund shares	$30,822	$64,581	$56,589	$1,740	$1,683,495

The accompanying notes are an integral part of these financial statements.

43

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S
Assets
Investments in mutual funds at fair value	$308	$84,083	$11,213	$479,099	$167
Total assets	308	84,083	11,213	479,099	167
Net assets	$308	$84,083	$11,213	$479,099	$167
Net assets
Accumulation units	$308	$83,073	$11,213	$474,071	$167
Contracts in payout (annuitization)	—	1,010	—	5,028	—
Total net assets	$308	$84,083	$11,213	$479,099	$167
Total number of mutual fund shares	13,654	6,835,995	907,175	13,645,652	4,806
Cost of mutual fund shares	$359	$66,306	$8,943	$287,735	$121

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Assets
Investments in mutual funds at fair value	$352,043	$46	$153,650	$176	$47,878
Total assets	352,043	46	153,650	176	47,878
Net assets	$352,043	$46	$153,650	$176	$47,878
Net assets
Accumulation units	$350,682	$46	$152,649	$176	$47,380
Contracts in payout (annuitization)	1,361	—	1,001	—	498
Total net assets	$352,043	$46	$153,650	$176	$47,878
Total number of mutual fund shares	13,447,029	1,808	5,632,315	6,546	3,976,609
Cost of mutual fund shares	$271,041	$34	$120,536	$142	$39,215

The accompanying notes are an integral part of these financial statements.

44

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S
Assets
Investments in mutual funds at fair value	$12	$180,106	$4,344	$295,849	$569
Total assets	12	180,106	4,344	295,849	569
Net assets	$12	$180,106	$4,344	$295,849	$569
Net assets
Accumulation units	$12	$177,321	$4,344	$295,849	$—
Contracts in payout (annuitization)	—	2,785	—	—	569
Total net assets	$12	$180,106	$4,344	$295,849	$569
Total number of mutual fund shares	1,020	2,476,364	60,204	8,585,279	16,632
Cost of mutual fund shares	$10	$99,204	$2,427	$181,790	$312

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Assets
Investments in mutual funds at fair value	$592	$24,688	$25,198	$244,259	$128,687
Total assets	592	24,688	25,198	244,259	128,687
Net assets	$592	$24,688	$25,198	$244,259	$128,687
Net assets
Accumulation units	$592	$24,688	$25,198	$244,259	$128,687
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$592	$24,688	$25,198	$244,259	$128,687
Total number of mutual fund shares	20,926	880,449	521,912	16,845,427	7,274,551
Cost of mutual fund shares	$475	$19,542	$18,095	$221,197	$102,584

The accompanying notes are an integral part of these financial statements.

45

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class R6
Assets
Investments in mutual funds at fair value	$146,809	$144	$28,501	$373,377	$50
Total assets	146,809	144	28,501	373,377	50
Net assets	$146,809	$144	$28,501	$373,377	$50
Net assets
Accumulation units	$144,851	$144	$28,501	$373,377	$50
Contracts in payout (annuitization)	1,958	—	—	—	—
Total net assets	$146,809	$144	$28,501	$373,377	$50
Total number of mutual fund shares	6,918,445	7,002	2,651,301	20,617,187	2,763
Cost of mutual fund shares	$129,456	$117	$29,614	$287,172	$50

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Assets
Investments in mutual funds at fair value	$1,041	$73,298	$53	$42,778	$65,632
Total assets	1,041	73,298	53	42,778	65,632
Net assets	$1,041	$73,298	$53	$42,778	$65,632
Net assets
Accumulation units	$1,041	$73,298	$53	$42,778	$65,632
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,041	$73,298	$53	$42,778	$65,632
Total number of mutual fund shares	63,234	2,701,740	2,161	1,311,392	3,400,599
Cost of mutual fund shares	$828	$68,261	$44	$34,207	$61,219

The accompanying notes are an integral part of these financial statements.

46

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Assets and Liabilities

December 31, 2021

(In thousands, except number of shares)

	Wanger USA	American Funds® Washington Mutual Investors FundSM - Class R-3	American Funds® Washington Mutual Investors FundSM - Class R-4	American Funds® Washington Mutual Investors FundSM - Class R-6	Allspring Small Company Growth Fund - Administrator Class
Assets
Investments in mutual funds at fair value	$101,592	$1,097	$279,457	$76	$13,134
Total assets	101,592	1,097	279,457	76	13,134
Net assets	$101,592	$1,097	$279,457	$76	$13,134
Net assets
Accumulation units	$101,592	$1,097	$279,457	$76	$13,134
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$101,592	$1,097	$279,457	$76	$13,134
Total number of mutual fund shares	3,946,847	18,321	4,650,642	1,253	305,645
Cost of mutual fund shares	$90,584	$841	$196,550	$74	$15,590

	Allspring Small Company Value Fund - Class A	Allspring Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds at fair value	$203	$125,172
Total assets	203	125,172
Net assets	$203	$125,172
Net assets
Accumulation units	$203	$125,172
Contracts in payout (annuitization)	—	—
Total net assets	$203	$125,172
Total number of mutual fund shares	5,514	2,940,387
Cost of mutual fund shares	$152	$87,417

The accompanying notes are an integral part of these financial statements.

47

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$1	$6	$—	$—	$14
Expenses:
Mortality and expense risk charges	1	9	—	1	4
Net investment income (loss)	—	(3)	—	(1)	10
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9	4	6,723	2	—
Capital gains distributions	14	—	10	21	—
Total realized gain (loss) on investments and capital gains distributions	23	4	6,733	23	—
Net unrealized appreciation (depreciation) of investments	20	174	(5,915)	(5)	7
Net realized and unrealized gain (loss) on investments	43	178	818	18	7
Net increase (decrease) in net assets resulting from operations	$43	$175	$818	$17	$17

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$12	$9	$—	$17	$3
Expenses:
Mortality and expense risk charges	22	42	2	7	12
Net investment income (loss)	(10)	(33)	(2)	10	(9)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	145	325	8	(4)	37
Capital gains distributions	321	673	65	161	112
Total realized gain (loss) on investments and capital gains distributions	466	998	73	157	149
Net unrealized appreciation (depreciation) of investments	(18)	(119)	(59)	(124)	—
Net realized and unrealized gain (loss) on investments	448	879	14	33	149
Net increase (decrease) in net assets resulting from operations	$438	$846	$12	$43	$140

The accompanying notes are an integral part of these financial statements.

48

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class R6	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$2	$199	$—	$178	$—
Expenses:
Mortality and expense risk charges	4	2,523	—	228	—
Net investment income (loss)	(2)	(2,324)	—	(50)	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8	12,096	—	1,694	(3)
Capital gains distributions	56	9,908	2	2,160	4
Total realized gain (loss) on investments and capital gains distributions	64	22,004	2	3,854	1
Net unrealized appreciation (depreciation) of investments	(22)	(39,093)	(3)	(7,660)	2
Net realized and unrealized gain (loss) on investments	42	(17,089)	(1)	(3,806)	3
Net increase (decrease) in net assets resulting from operations	$40	$(19,413)	$(1)	$(3,856)	$3

	Invesco Health Care Fund - Investor Class	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$—	$—	$21	$6	$5
Expenses:
Mortality and expense risk charges	1	—	5	12	1
Net investment income (loss)	(1)	—	16	(6)	4
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	—	(1)	43	(1)
Capital gains distributions	24	—	—	122	—
Total realized gain (loss) on investments and capital gains distributions	26	—	(1)	165	(1)
Net unrealized appreciation (depreciation) of investments	(18)	(1)	(3)	69	27
Net realized and unrealized gain (loss) on investments	8	(1)	(4)	234	26
Net increase (decrease) in net assets resulting from operations	$7	$(1)	$12	$228	$30

The accompanying notes are an integral part of these financial statements.

49

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Net investment income (loss)
Investment income:
Dividends	$4	$—	$—	$233	$—
Expenses:
Mortality and expense risk charges	1	1	492	378	—
Net investment income (loss)	3	(1)	(492)	(145)	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	32	23	3,433	1,252	1
Capital gains distributions	—	17	5,190	798	3
Total realized gain (loss) on investments and capital gains distributions	32	40	8,623	2,050	4
Net unrealized appreciation (depreciation) of investments	(56)	(20)	(3,364)	6,354	1
Net realized and unrealized gain (loss) on investments	(24)	20	5,259	8,404	5
Net increase (decrease) in net assets resulting from operations	$(21)	$19	$4,767	$8,259	$5

	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Main Street Fund - Series I	Invesco V.I. Main Street Small Cap Fund - Series I	Alger Capital Appreciation Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$5	$—	$130	$—
Expenses:
Mortality and expense risk charges	4	1	1	297	2
Net investment income (loss)	(4)	4	(1)	(167)	(2)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4	—	3	713	12
Capital gains distributions	20	—	3	2,186	48
Total realized gain (loss) on investments and capital gains distributions	24	—	6	2,899	60
Net unrealized appreciation (depreciation) of investments	31	(8)	8	3,748	(28)
Net realized and unrealized gain (loss) on investments	55	(8)	14	6,647	32
Net increase (decrease) in net assets resulting from operations	$51	$(4)	$13	$6,480	$30

The accompanying notes are an integral part of these financial statements.

50

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Alger Responsible Investing Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Funds® American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$—	$68	$619	$16	$1
Expenses:
Mortality and expense risk charges	142	781	787	10	1
Net investment income (loss)	(142)	(713)	(168)	6	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,020	4,238	3,322	119	1
Capital gains distributions	1,126	453	3,249	53	15
Total realized gain (loss) on investments and capital gains distributions	2,146	4,691	6,571	172	16
Net unrealized appreciation (depreciation) of investments	707	19,095	9,296	80	11
Net realized and unrealized gain (loss) on investments	2,853	23,786	15,867	252	27
Net increase (decrease) in net assets resulting from operations	$2,711	$23,073	$15,699	$258	$27

	American Century Investments® Mid Cap Value Fund - R6 Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$1,870	$109	$10	$1,641
Expenses:
Mortality and expense risk charges	—	359	160	5	1,258
Net investment income (loss)	—	1,511	(51)	5	383
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	313	100	26	4,133
Capital gains distributions	5	—	3,071	110	13,296
Total realized gain (loss) on investments and capital gains distributions	5	313	3,171	136	17,429
Net unrealized appreciation (depreciation) of investments	(3)	239	(557)	79	8,764
Net realized and unrealized gain (loss) on investments	2	552	2,614	215	26,193
Net increase (decrease) in net assets resulting from operations	$2	$2,063	$2,563	$220	$26,576

The accompanying notes are an integral part of these financial statements.

51

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	American Funds® American Mutual Fund® - Class R-4	American Funds® American Mutual Fund® - Class R-6	AMG River Road Mid Cap Value Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$40	$—	$43	$1	$—
Expenses:
Mortality and expense risk charges	22	—	194	1	—
Net investment income (loss)	18	—	(151)	—	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	24	—	(2,592)	1	—
Capital gains distributions	78	—	12,444	15	—
Total realized gain (loss) on investments and capital gains distributions	102	—	9,852	16	—
Net unrealized appreciation (depreciation) of investments	370	—	(3,749)	8	—
Net realized and unrealized gain (loss) on investments	472	—	6,103	24	—
Net increase (decrease) in net assets resulting from operations	$490	$—	$5,952	$24	$—

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net investment income (loss)
Investment income:
Dividends	$6	$66	$14	$26	$—
Expenses:
Mortality and expense risk charges	133	108	9	149	379
Net investment income (loss)	(127)	(42)	5	(123)	(379)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	916	218	2	346	1,733
Capital gains distributions	711	1,876	127	1,110	3,420
Total realized gain (loss) on investments and capital gains distributions	1,627	2,094	129	1,456	5,153
Net unrealized appreciation (depreciation) of investments	1,414	(1,231)	70	(37)	(905)
Net realized and unrealized gain (loss) on investments	3,041	863	199	1,419	4,248
Net increase (decrease) in net assets resulting from operations	$2,914	$821	$204	$1,296	$3,869

The accompanying notes are an integral part of these financial statements.

52

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	BlackRock Mid-Cap Value Fund - Institutional Shares	BlackRock Mid-Cap Value Fund - Investor A Shares	American Funds® The Bond Fund of America® - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$4	$138	$345	$—	$718
Expenses:
Mortality and expense risk charges	4	189	226	—	649
Net investment income (loss)	—	(51)	119	—	69
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	262	376	—	2,427
Capital gains distributions	43	1,886	135	—	1,853
Total realized gain (loss) on investments and capital gains distributions	45	2,148	511	—	4,280
Net unrealized appreciation (depreciation) of investments	36	1,381	(1,111)	5	3,701
Net realized and unrealized gain (loss) on investments	81	3,529	(600)	5	7,981
Net increase (decrease) in net assets resulting from operations	$81	$3,478	$(481)	$5	$8,050

	American Funds® Capital Income Builder® - Class R-4	American Funds® Capital World Bond Fund® - Class R-6	American Funds® Capital World Growth and Income Fund® - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.
Net investment income (loss)
Investment income:
Dividends	$289	$1	$10	$65	$179
Expenses:
Mortality and expense risk charges	87	—	3	39	101
Net investment income (loss)	202	1	7	26	78
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	42	—	28	5	358
Capital gains distributions	—	—	39	163	254
Total realized gain (loss) on investments and capital gains distributions	42	—	67	168	612
Net unrealized appreciation (depreciation) of investments	861	(1)	22	943	2,716
Net realized and unrealized gain (loss) on investments	903	(1)	89	1,111	3,328
Net increase (decrease) in net assets resulting from operations	$1,105	$—	$96	$1,137	$3,406

The accompanying notes are an integral part of these financial statements.

53

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Columbia Acorn® Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class	Columbia Large Cap Value Fund - Advisor Class	CRM Mid Cap Value Fund - Investor Shares
Net investment income (loss)
Investment income:
Dividends	$1	$23	$—	$158	$1
Expenses:
Mortality and expense risk charges	1	69	—	110	1
Net investment income (loss)	—	(46)	—	48	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1)	(116)	—	145	18
Capital gains distributions	27	644	—	657	11
Total realized gain (loss) on investments and capital gains distributions	26	528	—	802	29
Net unrealized appreciation (depreciation) of investments	(18)	1,399	1	1,446	(14)
Net realized and unrealized gain (loss) on investments	8	1,927	1	2,248	15
Net increase (decrease) in net assets resulting from operations	$8	$1,881	$1	$2,296	$15

	Davis Financial Fund - Class Y	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	DWS Equity 500 Index Fund - Class S	DWS Small Cap Growth Fund - Class S
Net investment income (loss)
Investment income:
Dividends	$1	$—	$16	$17	$—
Expenses:
Mortality and expense risk charges	1	—	37	13	—
Net investment income (loss)	—	—	(21)	4	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	16,150	584	1	1
Capital gains distributions	4	20	176	189	3
Total realized gain (loss) on investments and capital gains distributions	7	16,170	760	190	4
Net unrealized appreciation (depreciation) of investments	12	(16,942)	214	115	—
Net realized and unrealized gain (loss) on investments	19	(772)	974	305	4
Net increase (decrease) in net assets resulting from operations	$19	$(772)	$953	$309	$4

The accompanying notes are an integral part of these financial statements.

54

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation- Protected Securities Portfolio - Institutional Class	DFA Real Estate Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	DFA U.S. Large Company Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$3	$7	$—	$88	$—
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Net investment income (loss)	3	7	—	88	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	768	166	—	6,899	—
Capital gains distributions	—	—	—	7	2
Total realized gain (loss) on investments and capital gains distributions	768	166	—	6,906	2
Net unrealized appreciation (depreciation) of investments	(421)	(148)	1	(1,074)	2
Net realized and unrealized gain (loss) on investments	347	18	1	5,832	4
Net increase (decrease) in net assets resulting from operations	$350	$25	$1	$5,920	$4

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares	American Funds® EuroPacific Growth Fund® - Class R-3	American Funds® EuroPacific Growth Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$3	$3	$—	$23	$4,859
Expenses:
Mortality and expense risk charges	2	3	—	15	3,140
Net investment income (loss)	1	—	—	8	1,719
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	22	1	—	431	12,535
Capital gains distributions	—	8	—	202	28,066
Total realized gain (loss) on investments and capital gains distributions	22	9	—	633	40,601
Net unrealized appreciation (depreciation) of investments	(6)	48	—	(569)	(36,140)
Net realized and unrealized gain (loss) on investments	16	57	—	64	4,461
Net increase (decrease) in net assets resulting from operations	$17	$57	$—	$72	$6,180

The accompanying notes are an integral part of these financial statements.

55

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	American Funds® EuroPacific Growth Fund® - Class R-6	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity® 500 Index Fund	Fidelity Advisor® New Insights Fund - Class I	Fidelity® Mid Cap Index Fund
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	—	—	—	29	—
Net investment income (loss)	—	—	—	(29)	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	1	—	126	—
Capital gains distributions	1	4	—	308	1
Total realized gain (loss) on investments and capital gains distributions	1	5	—	434	1
Net unrealized appreciation (depreciation) of investments	(1)	(4)	7	109	3
Net realized and unrealized gain (loss) on investments	—	1	7	543	4
Net increase (decrease) in net assets resulting from operations	$—	$1	$7	$514	$4

	Fidelity® Small Cap Index Fund	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$1	$5,055	$—	$474	$151
Expenses:
Mortality and expense risk charges	—	2,717	5,571	104	306
Net investment income (loss)	1	2,338	(5,571)	370	(155)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	5,524	30,726	(46)	1,227
Capital gains distributions	1	29,532	119,028	—	2,167
Total realized gain (loss) on investments and capital gains distributions	1	35,056	149,754	(46)	3,394
Net unrealized appreciation (depreciation) of investments	(2)	18,206	(30,779)	(48)	1,672
Net realized and unrealized gain (loss) on investments	(1)	53,262	118,975	(94)	5,066
Net increase (decrease) in net assets resulting from operations	$—	$55,600	$113,404	$276	$4,911

The accompanying notes are an integral part of these financial statements.

56

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Net investment income (loss)
Investment income:
Dividends	$1,016	$4,999	$286	$15	$3
Expenses:
Mortality and expense risk charges	15,393	4,393	209	6	4
Net investment income (loss)	(14,377)	606	77	9	(1)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	100,248	17,353	77	16	11
Capital gains distributions	203,207	2,835	98	48	33
Total realized gain (loss) on investments and capital gains distributions	303,455	20,188	175	64	44
Net unrealized appreciation (depreciation) of investments	95,279	73,307	1,197	97	(114)
Net realized and unrealized gain (loss) on investments	398,734	93,495	1,372	161	(70)
Net increase (decrease) in net assets resulting from operations	$384,357	$94,101	$1,449	$170	$(71)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value Fund - Class R6	Goldman Sachs Growth Opportunities Fund - Investor Shares
Net investment income (loss)
Investment income:
Dividends	$2	$—	$1,276	$—	$—
Expenses:
Mortality and expense risk charges	1	2	1,170	—	2
Net investment income (loss)	1	(2)	106	—	(2)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	6	15	(4,177)	—	1
Capital gains distributions	—	40	3,380	2	32
Total realized gain (loss) on investments and capital gains distributions	6	55	(797)	2	33
Net unrealized appreciation (depreciation) of investments	2	(27)	25,882	(1)	(15)
Net realized and unrealized gain (loss) on investments	8	28	25,085	1	18
Net increase (decrease) in net assets resulting from operations	$9	$26	$25,191	$1	$16

The accompanying notes are an integral part of these financial statements.

57

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Growth Fund of America® - Class R-4	American Funds® The Growth Fund of America® - Class R-6	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$—	$158	$—	$—	$—
Expenses:
Mortality and expense risk charges	71	6,070	—	—	—
Net investment income (loss)	(71)	(5,912)	—	—	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,426	31,957	—	—	—
Capital gains distributions	706	49,068	1	—	—
Total realized gain (loss) on investments and capital gains distributions	2,132	81,025	1	—	—
Net unrealized appreciation (depreciation) of investments	(303)	28,356	(1)	—	1
Net realized and unrealized gain (loss) on investments	1,829	109,381	—	—	1
Net increase (decrease) in net assets resulting from operations	$1,758	$103,469	$—	$—	$1

	The Hartford International Opportunities Fund - Class R4	American Funds® The Income Fund of America® - Class R-3	Delaware Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$28	$14	$—	$2	$1
Expenses:
Mortality and expense risk charges	25	4	362	2	4
Net investment income (loss)	3	10	(362)	—	(3)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	74	46	2,373	3	21
Capital gains distributions	203	17	9,660	1	29
Total realized gain (loss) on investments and capital gains distributions	277	63	12,033	4	50
Net unrealized appreciation (depreciation) of investments	(130)	25	(7,084)	24	3
Net realized and unrealized gain (loss) on investments	147	88	4,949	28	53
Net increase (decrease) in net assets resulting from operations	$150	$98	$4,587	$28	$50

The accompanying notes are an integral part of these financial statements.

58

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Equity Income Fund - Class R6 Shares
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$185	$—
Expenses:
Mortality and expense risk charges	—	1	1	87	—
Net investment income (loss)	—	(1)	(1)	98	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	8	6	191	—
Capital gains distributions	—	4	4	230	—
Total realized gain (loss) on investments and capital gains distributions	—	12	10	421	—
Net unrealized appreciation (depreciation) of investments	(1)	2	6	1,889	—
Net realized and unrealized gain (loss) on investments	(1)	14	16	2,310	—
Net increase (decrease) in net assets resulting from operations	$(1)	$13	$15	$2,408	$—

	JPMorgan Government Bond Fund - Class I Shares	JPMorgan Government Bond Fund - Class R6 Shares	JPMorgan Large Cap Growth Fund - Class R6 Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$71	$—	$—	$65	$—
Expenses:
Mortality and expense risk charges	37	—	—	14	5
Net investment income (loss)	34	—	—	51	(5)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(16)	—	—	40	(1)
Capital gains distributions	—	—	9	137	83
Total realized gain (loss) on investments and capital gains distributions	(16)	—	9	177	82
Net unrealized appreciation (depreciation) of investments	(184)	—	(10)	(172)	(44)
Net realized and unrealized gain (loss) on investments	(200)	—	(1)	5	38
Net increase (decrease) in net assets resulting from operations	$(166)	$—	$(1)	$56	$33

The accompanying notes are an integral part of these financial statements.

59

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$8	$—	$—
Expenses:
Mortality and expense risk charges	1	111	11	1	—
Net investment income (loss)	(1)	(111)	(3)	(1)	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(29)	5	46	—
Capital gains distributions	8	1,917	—	14	—
Total realized gain (loss) on investments and capital gains distributions	8	1,888	5	60	—
Net unrealized appreciation (depreciation) of investments	6	908	(22)	(63)	(1)
Net realized and unrealized gain (loss) on investments	14	2,796	(17)	(3)	(1)
Net increase (decrease) in net assets resulting from operations	$13	$2,685	$(20)	$(4)	$(1)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment income:
Dividends	$227	$4	$—	$—	$402
Expenses:
Mortality and expense risk charges	94	5	2	—	671
Net investment income (loss)	133	(1)	(2)	—	(269)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	20	15	(2)	1	3,375
Capital gains distributions	—	43	35	3	6,512
Total realized gain (loss) on investments and capital gains distributions	20	58	33	4	9,887
Net unrealized appreciation (depreciation) of investments	(169)	77	29	6	6,787
Net realized and unrealized gain (loss) on investments	(149)	135	62	10	16,674
Net increase (decrease) in net assets resulting from operations	$(16)	$134	$60	$10	$16,405

The accompanying notes are an integral part of these financial statements.

60

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	MainStay CBRE Real Estate Fund - Class A	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$28	$—	$185	$277	$—
Expenses:
Mortality and expense risk charges	3	1	—	217	6
Net investment income (loss)	25	(1)	185	60	(6)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	29	26	393	126	50
Capital gains distributions	5	11	—	6	120
Total realized gain (loss) on investments and capital gains distributions	34	37	393	132	170
Net unrealized appreciation (depreciation) of investments	185	(10)	(1,027)	(785)	(171)
Net realized and unrealized gain (loss) on investments	219	27	(634)	(653)	(1)
Net increase (decrease) in net assets resulting from operations	$244	$26	$(449)	$(593)	$(7)

	MFS® International Intrinsic Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	American Funds® New Perspective Fund® - Class R-3
Net investment income (loss)
Investment income:
Dividends	$5	$—	$—	$44	$—
Expenses:
Mortality and expense risk charges	7	7	—	170	8
Net investment income (loss)	(2)	(7)	—	(126)	(8)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8	9	1,285	529	67
Capital gains distributions	49	75	2	1,628	111
Total realized gain (loss) on investments and capital gains distributions	57	84	1,287	2,157	178
Net unrealized appreciation (depreciation) of investments	7	32	(623)	1,405	84
Net realized and unrealized gain (loss) on investments	64	116	664	3,562	262
Net increase (decrease) in net assets resulting from operations	$62	$109	$664	$3,436	$254

The accompanying notes are an integral part of these financial statements.

61

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	American Funds® New Perspective Fund® - Class R-4	American Funds® New Perspective Fund® - Class R-6	American Funds® New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares
Net investment income (loss)
Investment income:
Dividends	$1,044	$1	$3	$43	$490
Expenses:
Mortality and expense risk charges	2,912	—	8	23	405
Net investment income (loss)	(1,868)	1	(5)	20	85
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9,886	—	20	34	1,678
Capital gains distributions	24,244	6	47	101	3,922
Total realized gain (loss) on investments and capital gains distributions	34,130	6	67	135	5,600
Net unrealized appreciation (depreciation) of investments	22,995	(1)	(39)	88	6,989
Net realized and unrealized gain (loss) on investments	57,125	5	28	223	12,589
Net increase (decrease) in net assets resulting from operations	$55,257	$6	$23	$243	$12,674

	Pax Sustainable Allocation Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$390	$559	$4,020	$72	$19
Expenses:
Mortality and expense risk charges	503	33	667	33	3
Net investment income (loss)	(113)	526	3,353	39	16
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	750	29	(284)	213	(2)
Capital gains distributions	1,887	—	—	320	—
Total realized gain (loss) on investments and capital gains distributions	2,637	29	(284)	533	(2)
Net unrealized appreciation (depreciation) of investments	3,747	16	697	443	7
Net realized and unrealized gain (loss) on investments	6,384	45	413	976	5
Net increase (decrease) in net assets resulting from operations	$6,271	$571	$3,766	$1,015	$21

The accompanying notes are an integral part of these financial statements.

62

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Pioneer Balanced ESG Fund - Class K Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM High Yield Fund - Class R6
Net investment income (loss)
Investment income:
Dividends	$—	$29	$—	$779	$—
Expenses:
Mortality and expense risk charges	—	7	—	155	—
Net investment income (loss)	—	22	—	624	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	2	1	(62)	—
Capital gains distributions	—	44	—	—	2
Total realized gain (loss) on investments and capital gains distributions	—	46	1	(62)	2
Net unrealized appreciation (depreciation) of investments	—	(56)	—	119	(1)
Net realized and unrealized gain (loss) on investments	—	(10)	1	57	1
Net increase (decrease) in net assets resulting from operations	$—	$12	$1	$681	$1

	PGIM Jennison Utility Fund - Class Z	Royce Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	American Funds® SMALLCAP World Fund® - Class R-4	American Funds® SMALLCAP World Fund® - Class R-6
Net investment income (loss)
Investment income:
Dividends	$2	$—	$57	$—	$—
Expenses:
Mortality and expense risk charges	2	—	65	429	—
Net investment income (loss)	—	—	(8)	(429)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	—	118	1,714	—
Capital gains distributions	23	2	614	3,819	1
Total realized gain (loss) on investments and capital gains distributions	25	2	732	5,533	1
Net unrealized appreciation (depreciation) of investments	(1)	—	551	(1,452)	2
Net realized and unrealized gain (loss) on investments	24	2	1,283	4,081	3
Net increase (decrease) in net assets resulting from operations	$24	$2	$1,275	$3,652	$3

The accompanying notes are an integral part of these financial statements.

63

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	T. Rowe Price Large- Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$1	$3	$194	$7
Expenses:
Mortality and expense risk charges	—	2	6	112	2
Net investment income (loss)	—	(1)	(3)	82	5
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	33,323	16	10	182	21
Capital gains distributions	21	23	68	—	—
Total realized gain (loss) on investments and capital gains distributions	33,344	39	78	182	21
Net unrealized appreciation (depreciation) of investments	(24,093)	22	68	(538)	(3)
Net realized and unrealized gain (loss) on investments	9,251	61	146	(356)	18
Net increase (decrease) in net assets resulting from operations	$9,251	$60	$143	$(274)	$23

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Small Company Fund - Class R6	Touchstone Value Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$945	$4,028	$—	$—	$68
Expenses:
Mortality and expense risk charges	78	747	1	—	—
Net investment income (loss)	867	3,281	(1)	—	68
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(1,114)	(4,282)	(1)	—	3,879
Capital gains distributions	—	—	6	1	1
Total realized gain (loss) on investments and capital gains distributions	(1,114)	(4,282)	5	1	3,880
Net unrealized appreciation (depreciation) of investments	(695)	(3,883)	13	2	(649)
Net realized and unrealized gain (loss) on investments	(1,809)	(8,165)	18	3	3,231
Net increase (decrease) in net assets resulting from operations	$(942)	$(4,884)	$17	$3	$3,299

The accompanying notes are an integral part of these financial statements.

64

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Explorer™ Fund - Admiral™ Shares	Vanguard® Equity Income Fund - Admiral™ Shares	Vanguard® Federal Money Market Fund - Investor Shares
Net investment income (loss)
Investment income:
Dividends	$146	$3	$—	$—	$—
Expenses:
Mortality and expense risk charges	211	1	—	—	—
Net investment income (loss)	(65)	2	—	—	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(15)	—	—	—	—
Capital gains distributions	—	—	2	3	—
Total realized gain (loss) on investments and capital gains distributions	(15)	—	2	3	—
Net unrealized appreciation (depreciation) of investments	(2,255)	(5)	(2)	2	—
Net realized and unrealized gain (loss) on investments	(2,270)	(5)	—	5	—
Net increase (decrease) in net assets resulting from operations	$(2,335)	$(3)	$—	$5	$—

	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Vanguard® International Value Fund - Investor Shares	Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard® Variable Insurance Fund - Equity Income Portfolio	Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Net investment income (loss)
Investment income:
Dividends	$4	$—	$2	$4	$—
Expenses:
Mortality and expense risk charges	1	—	1	2	1
Net investment income (loss)	3	—	1	2	(1)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4	—	—	23	—
Capital gains distributions	—	—	2	4	4
Total realized gain (loss) on investments and capital gains distributions	4	—	2	27	4
Net unrealized appreciation (depreciation) of investments	3	—	34	14	6
Net realized and unrealized gain (loss) on investments	7	—	36	41	10
Net increase (decrease) in net assets resulting from operations	$10	$—	$37	$43	$9

The accompanying notes are an integral part of these financial statements.

65

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Vanguard® FTSE Social Index Fund - Institutional Shares	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class R6	Victory Sycamore Small Company Opportunity Fund - Class R
Net investment income (loss)
Investment income:
Dividends	$—	$—	$164	$5	$—
Expenses:
Mortality and expense risk charges	—	—	123	—	—
Net investment income (loss)	—	—	41	5	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	17	382	(47)	—
Capital gains distributions	—	6	790	46	1
Total realized gain (loss) on investments and capital gains distributions	—	23	1,172	(1)	1
Net unrealized appreciation (depreciation) of investments	1	(14)	1,304	—	1
Net realized and unrealized gain (loss) on investments	1	9	2,476	(1)	2
Net increase (decrease) in net assets resulting from operations	$1	$9	$2,517	$4	$2

	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Large-Cap Value Fund - Institutional Class	Virtus NFJ Small-Cap Value Fund - Class A	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$3	$—	$—	$3,807	$1
Expenses:
Mortality and expense risk charges	2	—	—	2,467	—
Net investment income (loss)	1	—	—	1,340	1
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(4)	2	3	13,968	16
Capital gains distributions	10	—	1	3,445	7
Total realized gain (loss) on investments and capital gains distributions	6	2	4	17,413	23
Net unrealized appreciation (depreciation) of investments	41	—	1	12,453	(3)
Net realized and unrealized gain (loss) on investments	47	2	5	29,866	20
Net increase (decrease) in net assets resulting from operations	$48	$2	$5	$31,206	$21

The accompanying notes are an integral part of these financial statements.

66

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Large-Cap Growth Fund - Class R6	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Fund - Class R6
Net investment income (loss)
Investment income:
Dividends	$—	$22	$50	$15	$—
Expenses:
Mortality and expense risk charges	—	8	37	3	—
Net investment income (loss)	—	14	13	12	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(4)	20	12	—
Capital gains distributions	6	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	6	(4)	20	12	—
Net unrealized appreciation (depreciation) of investments	(4)	10	(104)	(40)	—
Net realized and unrealized gain (loss) on investments	2	6	(84)	(28)	—
Net increase (decrease) in net assets resulting from operations	$2	$20	$(71)	$(16)	$—

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$13,885	$56	$189	$1
Expenses:
Mortality and expense risk charges	1,887	3,888	7	47	—
Net investment income (loss)	(1,887)	9,997	49	142	1
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	350	1	123	—
Capital gains distributions	259	14	—	138	—
Total realized gain (loss) on investments and capital gains distributions	259	364	1	261	—
Net unrealized appreciation (depreciation) of investments	—	(18,655)	(79)	(142)	—
Net realized and unrealized gain (loss) on investments	259	(18,291)	(78)	119	—
Net increase (decrease) in net assets resulting from operations	$(1,628)	$(8,294)	$(29)	$261	$1

The accompanying notes are an integral part of these financial statements.

67

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5,655	$8	$—	$—	$—
Expenses:
Mortality and expense risk charges	803	1	—	6,363	61
Net investment income (loss)	4,852	7	—	(6,363)	(61)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(114)	11	1	13,662	96
Capital gains distributions	—	—	21	136,812	1,542
Total realized gain (loss) on investments and capital gains distributions	(114)	11	22	150,474	1,638
Net unrealized appreciation (depreciation) of investments	(106)	(11)	(5)	(18,374)	(229)
Net realized and unrealized gain (loss) on investments	(220)	—	17	132,100	1,409
Net increase (decrease) in net assets resulting from operations	$4,632	$7	$17	$125,737	$1,348

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$7,740	$24	$—	$569
Expenses:
Mortality and expense risk charges	—	3,061	11	—	215
Net investment income (loss)	—	4,679	13	—	354
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	5,083	83	—	1,260
Capital gains distributions	—	3,665	18	—	4,630
Total realized gain (loss) on investments and capital gains distributions	—	8,748	101	—	5,890
Net unrealized appreciation (depreciation) of investments	3	57,644	217	—	5,759
Net realized and unrealized gain (loss) on investments	3	66,392	318	—	11,649
Net increase (decrease) in net assets resulting from operations	$3	$71,071	$331	$—	$12,003

The accompanying notes are an integral part of these financial statements.

68

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$1,996	$1	$26	$715
Expenses:
Mortality and expense risk charges	—	574	—	14	375
Net investment income (loss)	—	1,422	1	12	340
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	716	—	39	1,147
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	—	716	—	39	1,147
Net unrealized appreciation (depreciation) of investments	—	17,525	18	522	15,266
Net realized and unrealized gain (loss) on investments	—	18,241	18	561	16,413
Net increase (decrease) in net assets resulting from operations	$—	$19,663	$19	$573	$16,753

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$577	$399	$—	$—	$—
Expenses:
Mortality and expense risk charges	164	276	—	212	323
Net investment income (loss)	413	123	—	(212)	(323)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(124)	(159)	9	1,360	2,795
Capital gains distributions	—	—	9	1,323	2,274
Total realized gain (loss) on investments and capital gains distributions	(124)	(159)	18	2,683	5,069
Net unrealized appreciation (depreciation) of investments	8,514	7,129	(29)	(4,510)	(8,139)
Net realized and unrealized gain (loss) on investments	8,390	6,970	(11)	(1,827)	(3,070)
Net increase (decrease) in net assets resulting from operations	$8,803	$7,093	$(11)	$(2,039)	$(3,393)

The accompanying notes are an integral part of these financial statements.

69

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6
Net investment income (loss)
Investment income:
Dividends	$—	$249	$83	$2	$2
Expenses:
Mortality and expense risk charges	—	294	454	2	—
Net investment income (loss)	—	(45)	(371)	—	2
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	89	583	23	—
Capital gains distributions	—	3,146	2,233	52	—
Total realized gain (loss) on investments and capital gains distributions	—	3,235	2,816	75	—
Net unrealized appreciation (depreciation) of investments	—	7,197	4,636	1	(1)
Net realized and unrealized gain (loss) on investments	—	10,432	7,452	76	(1)
Net increase (decrease) in net assets resulting from operations	$—	$10,387	$7,081	$76	$1

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$6,008	$9,982	$9	$1,718	$—
Expenses:
Mortality and expense risk charges	2,485	11,893	3	773	—
Net investment income (loss)	3,523	(1,911)	6	945	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4,536	21,936	(35)	(5,343)	1
Capital gains distributions	64,095	144,856	13	1,772	3
Total realized gain (loss) on investments and capital gains distributions	68,631	166,792	(22)	(3,571)	4
Net unrealized appreciation (depreciation) of investments	19,640	33,760	189	25,675	(3)
Net realized and unrealized gain (loss) on investments	88,271	200,552	167	22,104	1
Net increase (decrease) in net assets resulting from operations	$91,794	$198,641	$173	$23,049	$1

The accompanying notes are an integral part of these financial statements.

70

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$59	$2	$39	$3	$2,044
Expenses:
Mortality and expense risk charges	91	1	22	—	649
Net investment income (loss)	(32)	1	17	3	1,395
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	276	52	122	—	(402)
Capital gains distributions	239	12	225	4	2,006
Total realized gain (loss) on investments and capital gains distributions	515	64	347	4	1,604
Net unrealized appreciation (depreciation) of investments	(453)	(24)	(118)	(14)	(7,114)
Net realized and unrealized gain (loss) on investments	62	40	229	(10)	(5,510)
Net increase (decrease) in net assets resulting from operations	$30	$41	$246	$(7)	$(4,115)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2030 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$15	$157	$204	$40	$—
Expenses:
Mortality and expense risk charges	3	76	80	18	—
Net investment income (loss)	12	81	124	22	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3	235	257	97	—
Capital gains distributions	16	312	451	94	—
Total realized gain (loss) on investments and capital gains distributions	19	547	708	191	—
Net unrealized appreciation (depreciation) of investments	(65)	36	136	(24)	—
Net realized and unrealized gain (loss) on investments	(46)	583	844	167	—
Net increase (decrease) in net assets resulting from operations	$(34)	$664	$968	$189	$—

The accompanying notes are an integral part of these financial statements.

71

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2040 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$226	$168	$51	$—	$145
Expenses:
Mortality and expense risk charges	124	72	20	—	93
Net investment income (loss)	102	96	31	—	52
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	76	228	82	—	65
Capital gains distributions	525	442	140	—	356
Total realized gain (loss) on investments and capital gains distributions	601	670	222	—	421
Net unrealized appreciation (depreciation) of investments	691	440	104	—	829
Net realized and unrealized gain (loss) on investments	1,292	1,110	326	—	1,250
Net increase (decrease) in net assets resulting from operations	$1,394	$1,206	$357	$—	$1,302

	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2050 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$116	$57	$—	$53	$84
Expenses:
Mortality and expense risk charges	54	21	—	39	53
Net investment income (loss)	62	36	—	14	31
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	136	48	—	132	183
Capital gains distributions	324	167	—	118	215
Total realized gain (loss) on investments and capital gains distributions	460	215	—	250	398
Net unrealized appreciation (depreciation) of investments	663	334	—	283	503
Net realized and unrealized gain (loss) on investments	1,123	549	—	533	901
Net increase (decrease) in net assets resulting from operations	$1,185	$585	$—	$547	$932

The accompanying notes are an integral part of these financial statements.

72

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$36	$1	$1	$19	$16
Expenses:
Mortality and expense risk charges	14	—	—	12	7
Net investment income (loss)	22	1	1	7	9
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	56	—	1	20	28
Capital gains distributions	95	5	5	25	26
Total realized gain (loss) on investments and capital gains distributions	151	5	6	45	54
Net unrealized appreciation (depreciation) of investments	235	(1)	—	(2)	(9)
Net realized and unrealized gain (loss) on investments	386	4	6	43	45
Net increase (decrease) in net assets resulting from operations	$408	$5	$7	$50	$54

	Voya Index Solution Income Portfolio - Service 2 Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$12	$4	$1,675	$1	$8
Expenses:
Mortality and expense risk charges	7	1	664	—	1
Net investment income (loss)	5	3	1,011	1	7
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	17	—	442	(2)	—
Capital gains distributions	18	—	—	—	14
Total realized gain (loss) on investments and capital gains distributions	35	—	442	(2)	14
Net unrealized appreciation (depreciation) of investments	(6)	15	5,664	7	8
Net realized and unrealized gain (loss) on investments	29	15	6,106	5	22
Net increase (decrease) in net assets resulting from operations	$34	$18	$7,117	$6	$29

The accompanying notes are an integral part of these financial statements.

73

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2030 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$475	$4,325	$165	$—	$8
Expenses:
Mortality and expense risk charges	137	1,440	30	—	1
Net investment income (loss)	338	2,885	135	—	7
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	188	(248)	58	—	—
Capital gains distributions	743	6,998	275	—	17
Total realized gain (loss) on investments and capital gains distributions	931	6,750	333	—	17
Net unrealized appreciation (depreciation) of investments	245	4,510	73	3	27
Net realized and unrealized gain (loss) on investments	1,176	11,260	406	3	44
Net increase (decrease) in net assets resulting from operations	$1,514	$14,145	$541	$3	$51

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2040 Portfolio - Initial Class	Voya Solution 2040 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$359	$4,076	$216	$—	$—
Expenses:
Mortality and expense risk charges	146	1,731	55	—	—
Net investment income (loss)	213	2,345	161	—	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	347	14	284	—	—
Capital gains distributions	650	7,540	422	—	—
Total realized gain (loss) on investments and capital gains distributions	997	7,554	706	—	—
Net unrealized appreciation (depreciation) of investments	863	12,710	402	—	—
Net realized and unrealized gain (loss) on investments	1,860	20,264	1,108	—	—
Net increase (decrease) in net assets resulting from operations	$2,073	$22,609	$1,269	$—	$—

The accompanying notes are an integral part of these financial statements.

74

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2050 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$253	$2,672	$90	$—
Expenses:
Mortality and expense risk charges	—	111	1,313	27	—
Net investment income (loss)	—	142	1,359	63	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	137	(203)	59	—
Capital gains distributions	2	1,007	10,209	344	—
Total realized gain (loss) on investments and capital gains distributions	2	1,144	10,006	403	—
Net unrealized appreciation (depreciation) of investments	1	737	9,485	224	—
Net realized and unrealized gain (loss) on investments	3	1,881	19,491	627	—
Net increase (decrease) in net assets resulting from operations	$3	$2,023	$20,850	$690	$—

	Voya Solution 2050 Portfolio - Service Class	Voya Solution 2050 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$118	$977	$32
Expenses:
Mortality and expense risk charges	—	—	69	408	8
Net investment income (loss)	—	—	49	569	24
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	66	734	23
Capital gains distributions	—	—	936	5,585	178
Total realized gain (loss) on investments and capital gains distributions	—	—	1,002	6,319	201
Net unrealized appreciation (depreciation) of investments	—	—	72	(230)	(14)
Net realized and unrealized gain (loss) on investments	—	—	1,074	6,089	187
Net increase (decrease) in net assets resulting from operations	$—	$—	$1,123	$6,658	$211

The accompanying notes are an integral part of these financial statements.

75

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Solution 2060 Portfolio - Initial Class	Voya Solution 2060 Portfolio - Service Class	Voya Solution 2060 Portfolio - Service 2 Class	Voya Solution 2065 Portfolio - Initial Class	Voya Solution 2065 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$45
Expenses:
Mortality and expense risk charges	—	—	—	—	7
Net investment income (loss)	—	—	—	—	38
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	—	—	15
Capital gains distributions	—	—	—	—	114
Total realized gain (loss) on investments and capital gains distributions	—	—	—	—	129
Net unrealized appreciation (depreciation) of investments	—	—	—	—	(73)
Net realized and unrealized gain (loss) on investments	—	—	—	—	56
Net increase (decrease) in net assets resulting from operations	$—	$—	$—	$—	$94

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$137	$12	$418	$1,081	$97
Expenses:
Mortality and expense risk charges	80	2	70	311	16
Net investment income (loss)	57	10	348	770	81
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	169	7	237	1,033	91
Capital gains distributions	—	17	492	1,359	123
Total realized gain (loss) on investments and capital gains distributions	169	24	729	2,392	214
Net unrealized appreciation (depreciation) of investments	657	(8)	(322)	(1,158)	(110)
Net realized and unrealized gain (loss) on investments	826	16	407	1,234	104
Net increase (decrease) in net assets resulting from operations	$883	$26	$755	$2,004	$185

The accompanying notes are an integral part of these financial statements.

76

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$192	$—	$398	$567	$—
Expenses:
Mortality and expense risk charges	86	—	188	516	1
Net investment income (loss)	106	—	210	51	(1)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	192	4	1,041	1,393	(2)
Capital gains distributions	—	—	—	—	34
Total realized gain (loss) on investments and capital gains distributions	192	4	1,041	1,393	32
Net unrealized appreciation (depreciation) of investments	378	4	7,669	14,149	42
Net realized and unrealized gain (loss) on investments	570	8	8,710	15,542	74
Net increase (decrease) in net assets resulting from operations	$676	$8	$8,920	$15,593	$73

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$64	$—	$28	$2
Expenses:
Mortality and expense risk charges	1,718	161	1	97	1
Net investment income (loss)	(1,718)	(97)	(1)	(69)	1
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	959	53	2	474	25
Capital gains distributions	14,893	1,754	1	42	—
Total realized gain (loss) on investments and capital gains distributions	15,852	1,807	3	516	25
Net unrealized appreciation (depreciation) of investments	20,144	1,544	48	1,883	42
Net realized and unrealized gain (loss) on investments	35,996	3,351	51	2,399	67
Net increase (decrease) in net assets resulting from operations	$34,278	$3,254	$50	$2,330	$68

The accompanying notes are an integral part of these financial statements.

77

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$965	$17	$4,260	$14	$—
Expenses:
Mortality and expense risk charges	641	6	2,990	7	1
Net investment income (loss)	324	11	1,270	7	(1)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,403	9	4,272	8	16
Capital gains distributions	—	21	3,494	13	13
Total realized gain (loss) on investments and capital gains distributions	2,403	30	7,766	21	29
Net unrealized appreciation (depreciation) of investments	13,907	240	38,671	152	10
Net realized and unrealized gain (loss) on investments	16,310	270	46,437	173	39
Net increase (decrease) in net assets resulting from operations	$16,634	$281	$47,707	$180	$38

	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$194	$379
Expenses:
Mortality and expense risk charges	7,328	25	1	157	576
Net investment income (loss)	(7,328)	(25)	—	37	(197)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	29,648	35	(1)	(267)	(1,498)
Capital gains distributions	31,315	117	9	755	2,096
Total realized gain (loss) on investments and capital gains distributions	60,963	152	8	488	598
Net unrealized appreciation (depreciation) of investments	40,559	194	49	4,711	13,878
Net realized and unrealized gain (loss) on investments	101,522	346	57	5,199	14,476
Net increase (decrease) in net assets resulting from operations	$94,194	$321	$57	$5,236	$14,279

The accompanying notes are an integral part of these financial statements.

78

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$23	$—	$—
Expenses:
Mortality and expense risk charges	2	—	6,515	14	4
Net investment income (loss)	(2)	—	(6,492)	(14)	(4)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4	—	26,222	30	35
Capital gains distributions	82	—	93,443	236	110
Total realized gain (loss) on investments and capital gains distributions	86	—	119,665	266	145
Net unrealized appreciation (depreciation) of investments	(28)	3	(38,420)	(79)	72
Net realized and unrealized gain (loss) on investments	58	3	81,245	187	217
Net increase (decrease) in net assets resulting from operations	$56	$3	$74,753	$173	$213

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Target In-Retirement Fund - Class R6	Voya Target Retirement 2025 Fund - Class R6	Voya Target Retirement 2030 Fund - Class R6
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$2	$—
Expenses:
Mortality and expense risk charges	6,751	29	—	—	—
Net investment income (loss)	(6,751)	(29)	1	2	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	24,644	114	—	—	—
Capital gains distributions	61,790	308	2	9	—
Total realized gain (loss) on investments and capital gains distributions	86,434	422	2	9	—
Net unrealized appreciation (depreciation) of investments	53,910	241	(2)	(10)	—
Net realized and unrealized gain (loss) on investments	140,344	663	—	(1)	—
Net increase (decrease) in net assets resulting from operations	$133,593	$634	$1	$1	$—

The accompanying notes are an integral part of these financial statements.

79

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Target Retirement 2035 Fund - Class R6	Voya Target Retirement 2040 Fund - Class R6	Voya Target Retirement 2045 Fund - Class R6	Voya Target Retirement 2050 Fund - Class R6	Voya Target Retirement 2055 Fund - Class R6
Net investment income (loss)
Investment income:
Dividends	$3	$—	$4	$—	$1
Expenses:
Mortality and expense risk charges	—	—	—	—	—
Net investment income (loss)	3	—	4	—	1
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	—	—	—	—
Capital gains distributions	16	—	25	2	9
Total realized gain (loss) on investments and capital gains distributions	16	—	25	2	9
Net unrealized appreciation (depreciation) of investments	(18)	—	(27)	(2)	(9)
Net realized and unrealized gain (loss) on investments	(2)	—	(2)	—	—
Net increase (decrease) in net assets resulting from operations	$1	$—	$2	$—	$1

	Voya Target Retirement 2060 Fund - Class R6	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$170	$889	$1,599	$1,531
Expenses:
Mortality and expense risk charges	—	98	343	830	639
Net investment income (loss)	—	72	546	769	892
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(3)	557	3,400	2,237
Capital gains distributions	1	733	82	1,615	2,038
Total realized gain (loss) on investments and capital gains distributions	1	730	639	5,015	4,275
Net unrealized appreciation (depreciation) of investments	(1)	1,661	1,487	6,727	2,820
Net realized and unrealized gain (loss) on investments	—	2,391	2,126	11,742	7,095
Net increase (decrease) in net assets resulting from operations	$—	$2,463	$2,672	$12,511	$7,987

The accompanying notes are an integral part of these financial statements.

80

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$8	$14,120	$2	$2,062	$246
Expenses:
Mortality and expense risk charges	6	15,535	3	631	124
Net investment income (loss)	2	(1,415)	(1)	1,431	122
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	90	41,955	16	1,266	275
Capital gains distributions	623	585,384	126	—	—
Total realized gain (loss) on investments and capital gains distributions	713	627,339	142	1,266	275
Net unrealized appreciation (depreciation) of investments	(313)	(290,153)	(63)	11,789	1,466
Net realized and unrealized gain (loss) on investments	400	337,186	79	13,055	1,741
Net increase (decrease) in net assets resulting from operations	$402	$335,771	$78	$14,486	$1,863

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$4,551	$1	$2,972	$—	$1,022
Expenses:
Mortality and expense risk charges	4,609	1	3,188	—	1,510
Net investment income (loss)	(58)	—	(216)	—	(488)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	22,670	—	10,724	1	6,193
Capital gains distributions	28,353	10	1,160	—	—
Total realized gain (loss) on investments and capital gains distributions	51,023	10	11,884	1	6,193
Net unrealized appreciation (depreciation) of investments	57,465	26	65,323	10	28,068
Net realized and unrealized gain (loss) on investments	108,488	36	77,207	11	34,261
Net increase (decrease) in net assets resulting from operations	$108,430	$36	$76,991	$11	$33,773

The accompanying notes are an integral part of these financial statements.

81

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1	$920	$—	$795	$13
Expenses:
Mortality and expense risk charges	1	432	—	1,629	21
Net investment income (loss)	—	488	—	(834)	(8)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	843	—	9,758	440
Capital gains distributions	—	—	—	681	19
Total realized gain (loss) on investments and capital gains distributions	2	843	—	10,439	459
Net unrealized appreciation (depreciation) of investments	38	2,910	1	30,992	568
Net realized and unrealized gain (loss) on investments	40	3,753	1	41,431	1,027
Net increase (decrease) in net assets resulting from operations	$40	$4,241	$1	$40,597	$1,019

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$2,881	$5	$12	$419	$5
Expenses:
Mortality and expense risk charges	1,955	5	7	235	252
Net investment income (loss)	926	—	5	184	(247)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9,197	64	22	688	1,990
Capital gains distributions	10,316	24	—	—	858
Total realized gain (loss) on investments and capital gains distributions	19,513	88	22	688	2,848
Net unrealized appreciation (depreciation) of investments	40,593	44	80	3,379	30
Net realized and unrealized gain (loss) on investments	60,106	132	102	4,067	2,878
Net increase (decrease) in net assets resulting from operations	$61,032	$132	$107	$4,251	$2,631

The accompanying notes are an integral part of these financial statements.

82

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$2,170	$772	$221	$—	$626
Expenses:
Mortality and expense risk charges	1,622	1,033	1,506	—	232
Net investment income (loss)	548	(261)	(1,285)	—	394
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(2,313)	1,684	(633)	—	466
Capital gains distributions	20,817	—	587	1	336
Total realized gain (loss) on investments and capital gains distributions	18,504	1,684	(46)	1	802
Net unrealized appreciation (depreciation) of investments	24,260	13,324	20,195	18	(2,013)
Net realized and unrealized gain (loss) on investments	42,764	15,008	20,149	19	(1,211)
Net increase (decrease) in net assets resulting from operations	$43,312	$14,747	$18,864	$19	$(817)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class R6	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	3,053	—	6	727	—
Net investment income (loss)	(3,053)	—	(6)	(727)	—
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	6,483	—	113	9	2
Capital gains distributions	48,889	—	146	7,127	5
Total realized gain (loss) on investments and capital gains distributions	55,372	—	259	7,136	7
Net unrealized appreciation (depreciation) of investments	(13,097)	—	(132)	(3,618)	(4)
Net realized and unrealized gain (loss) on investments	42,275	—	127	3,518	3
Net increase (decrease) in net assets resulting from operations	$39,222	$—	$121	$2,791	$3

The accompanying notes are an integral part of these financial statements.

83

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Operations

For the Year Ended December 31, 2021

(In thousands)

	Wanger International	Wanger Select	Wanger USA	American Funds® Washington Mutual Investors FundSM - Class R-3	American Funds® Washington Mutual Investors FundSM - Class R-4
Net investment income (loss)
Investment income:
Dividends	$231	$—	$787	$12	$3,757
Expenses:
Mortality and expense risk charges	317	644	780	6	2,592
Net investment income (loss)	(86)	(644)	7	6	1,165
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	12	(399)	1,034	55	10,518
Capital gains distributions	636	7,361	3,383	51	12,768
Total realized gain (loss) on investments and capital gains distributions	648	6,962	4,417	106	23,286
Net unrealized appreciation (depreciation) of investments	6,391	(2,878)	3,738	148	36,820
Net realized and unrealized gain (loss) on investments	7,039	4,084	8,155	254	60,106
Net increase (decrease) in net assets resulting from operations	$6,953	$3,440	$8,162	$260	$61,271

	American Funds® Washington Mutual Investors FundSM - Class R-6	Allspring Small Company Growth Fund - Administrator Class	Allspring Small Company Value Fund - Class A	Allspring Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$296
Expenses:
Mortality and expense risk charges	—	136	2	1,373
Net investment income (loss)	—	(136)	(2)	(1,077)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	123	2	6,826
Capital gains distributions	1	4,687	11	7,204
Total realized gain (loss) on investments and capital gains distributions	1	4,810	13	14,030
Net unrealized appreciation (depreciation) of investments	2	(3,176)	37	14,477
Net realized and unrealized gain (loss) on investments	3	1,634	50	28,507
Net increase (decrease) in net assets resulting from operations	$3	$1,498	$48	$27,430

The accompanying notes are an integral part of these financial statements.

84

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	AB Relative Value Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco Capital Appreciation Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Net assets at January 1, 2020	$167	$700	$17,155	$75	$359
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	56	(1)	11
Total realized gain (loss) on investments and capital gains distributions	—	21	248	4	(8)
Net unrealized appreciation (depreciation) of investments	3	(15)	3,967	19	(2)
Net increase (decrease) in net assets resulting from operations	4	9	4,271	22	1
Changes from principal transactions:
Total unit transactions	(7)	(56)	1,450	(14)	(48)
Increase (decrease) in net assets derived from principal transactions	(7)	(56)	1,450	(14)	(48)
Total increase (decrease) in net assets	(3)	(47)	5,721	8	(47)
Net assets at December 31, 2020	164	653	22,876	83	312
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	—	(1)	10
Total realized gain (loss) on investments and capital gains distributions	23	4	6,733	23	—
Net unrealized appreciation (depreciation) of investments	20	174	(5,915)	(5)	7
Net increase (decrease) in net assets resulting from operations	43	175	818	17	17
Changes from principal transactions:
Total unit transactions	(47)	40	(23,648)	(4)	41
Increase (decrease) in net assets derived from principal transactions	(47)	40	(23,648)	(4)	41
Total increase (decrease) in net assets	(4)	215	(22,830)	13	58
Net assets at December 31, 2021	$160	$868	$46	$96	$370

The accompanying notes are an integral part of these financial statements.

85

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Invesco Main Street Fund - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco International Small-Mid Company Fund - Class Y
Net assets at January 1, 2020	$1,650	$—	$114	$715	$795
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(22)	(1)	3	(9)
Total realized gain (loss) on investments and capital gains distributions	(1)	83	24	87	94
Net unrealized appreciation (depreciation) of investments	217	948	48	12	124
Net increase (decrease) in net assets resulting from operations	213	1,009	71	102	209
Changes from principal transactions:
Total unit transactions	(265)	2,841	18	13	70
Increase (decrease) in net assets derived from principal transactions	(265)	2,841	18	13	70
Total increase (decrease) in net assets	(52)	3,850	89	115	279
Net assets at December 31, 2020	1,598	3,850	203	830	1,074
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(33)	(2)	10	(9)
Total realized gain (loss) on investments and capital gains distributions	466	998	73	157	149
Net unrealized appreciation (depreciation) of investments	(18)	(119)	(59)	(124)	—
Net increase (decrease) in net assets resulting from operations	438	846	12	43	140
Changes from principal transactions:
Total unit transactions	29	(393)	23	(3)	28
Increase (decrease) in net assets derived from principal transactions	29	(393)	23	(3)	28
Total increase (decrease) in net assets	467	453	35	40	168
Net assets at December 31, 2021	$2,065	$4,303	$238	$870	$1,242

The accompanying notes are an integral part of these financial statements.

86

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Invesco Oppenheimer International Growth Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class R6	Invesco Developing Markets Fund - Class Y	Invesco Endeavor Fund - Class A
Net assets at January 1, 2020	$770	$246,688	$—	$49,389	$26
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(2,299)	—	(86)	—
Total realized gain (loss) on investments and capital gains distributions	196	12,195	—	1,814	2
Net unrealized appreciation (depreciation) of investments	(55)	23,974	—	4,985	(2)
Net increase (decrease) in net assets resulting from operations	132	33,870	—	6,713	—
Changes from principal transactions:
Total unit transactions	(497)	(27,897)	—	(5,946)	(1)
Increase (decrease) in net assets derived from principal transactions	(497)	(27,897)	—	(5,946)	(1)
Total increase (decrease) in net assets	(365)	5,973	—	767	(1)
Net assets at December 31, 2020	405	252,661	—	50,156	25
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,324)	—	(50)	—
Total realized gain (loss) on investments and capital gains distributions	64	22,004	2	3,854	1
Net unrealized appreciation (depreciation) of investments	(22)	(39,093)	(3)	(7,660)	2
Net increase (decrease) in net assets resulting from operations	40	(19,413)	(1)	(3,856)	3
Changes from principal transactions:
Total unit transactions	30	(22,044)	101	(778)	(28)
Increase (decrease) in net assets derived from principal transactions	30	(22,044)	101	(778)	(28)
Total increase (decrease) in net assets	70	(41,457)	100	(4,634)	(25)
Net assets at December 31, 2021	$475	$211,204	$100	$45,522	$—

The accompanying notes are an integral part of these financial statements.

87

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Invesco Health Care Fund - Investor Class	Invesco International Bond Fund - Class A	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2020	$115	$44	$800	$1,002	$47
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	42	(7)	1
Total realized gain (loss) on investments and capital gains distributions	12	(3)	(36)	(112)	(10)
Net unrealized appreciation (depreciation) of investments	—	—	9	106	(3)
Net increase (decrease) in net assets resulting from operations	11	(2)	15	(13)	(12)
Changes from principal transactions:
Total unit transactions	(34)	(33)	(420)	(155)	2
Increase (decrease) in net assets derived from principal transactions	(34)	(33)	(420)	(155)	2
Total increase (decrease) in net assets	(23)	(35)	(405)	(168)	(10)
Net assets at December 31, 2020	92	9	395	834	37
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	16	(6)	4
Total realized gain (loss) on investments and capital gains distributions	26	—	(1)	165	(1)
Net unrealized appreciation (depreciation) of investments	(18)	(1)	(3)	69	27
Net increase (decrease) in net assets resulting from operations	7	(1)	12	228	30
Changes from principal transactions:
Total unit transactions	1	—	68	82	187
Increase (decrease) in net assets derived from principal transactions	1	—	68	82	187
Total increase (decrease) in net assets	8	(1)	80	310	217
Net assets at December 31, 2021	$100	$8	$475	$1,144	$254

The accompanying notes are an integral part of these financial statements.

88

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Net assets at January 1, 2020	$79	$45	$32,064	$30,828	$18
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	(353)	85	—
Total realized gain (loss) on investments and capital gains distributions	1	(1)	5,064	7,749	2
Net unrealized appreciation (depreciation) of investments	48	6	8,038	(4,234)	5
Net increase (decrease) in net assets resulting from operations	51	5	12,749	3,600	7
Changes from principal transactions:
Total unit transactions	72	2	383	(1,875)	(2)
Increase (decrease) in net assets derived from principal transactions	72	2	383	(1,875)	(2)
Total increase (decrease) in net assets	123	7	13,132	1,725	5
Net assets at December 31, 2020	202	52	45,196	32,553	23
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	(492)	(145)	—
Total realized gain (loss) on investments and capital gains distributions	32	40	8,623	2,050	4
Net unrealized appreciation (depreciation) of investments	(56)	(20)	(3,364)	6,354	1
Net increase (decrease) in net assets resulting from operations	(21)	19	4,767	8,259	5
Changes from principal transactions:
Total unit transactions	(65)	50	(5,704)	(3,960)	(3)
Increase (decrease) in net assets derived from principal transactions	(65)	50	(5,704)	(3,960)	(3)
Total increase (decrease) in net assets	(86)	69	(937)	4,299	2
Net assets at December 31, 2021	$116	$121	$44,259	$36,852	$25

The accompanying notes are an integral part of these financial statements.

89

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Strategic Income Fund - Series I	Invesco V.I. Main Street Fund - Series I	Invesco V.I. Main Street Small Cap Fund - Series I	Alger Capital Appreciation Fund - Class A
Net assets at January 1, 2020	$292	$98	$61	$29,094	$123
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	5	—	(57)	(1)
Total realized gain (loss) on investments and capital gains distributions	14	—	8	(235)	28
Net unrealized appreciation (depreciation) of investments	61	(2)	(2)	5,058	26
Net increase (decrease) in net assets resulting from operations	74	3	6	4,766	53
Changes from principal transactions:
Total unit transactions	(7)	—	(8)	(3,680)	13
Increase (decrease) in net assets derived from principal transactions	(7)	—	(8)	(3,680)	13
Total increase (decrease) in net assets	67	3	(2)	1,086	66
Net assets at December 31, 2020	359	101	59	30,180	189
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	4	(1)	(167)	(2)
Total realized gain (loss) on investments and capital gains distributions	24	—	6	2,899	60
Net unrealized appreciation (depreciation) of investments	31	(8)	8	3,748	(28)
Net increase (decrease) in net assets resulting from operations	51	(4)	13	6,480	30
Changes from principal transactions:
Total unit transactions	(3)	—	(9)	(393)	34
Increase (decrease) in net assets derived from principal transactions	(3)	—	(9)	(393)	34
Total increase (decrease) in net assets	48	(4)	4	6,087	64
Net assets at December 31, 2021	$407	$97	$63	$36,267	$253

The accompanying notes are an integral part of these financial statements.

90

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Alger Responsible Investing Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Funds® American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class
Net assets at January 1, 2020	$7,080	$62,144	$74,306	$1,969	$463
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(97)	(442)	149	9	—
Total realized gain (loss) on investments and capital gains distributions	1,113	6,878	6,524	99	(48)
Net unrealized appreciation (depreciation) of investments	1,874	12,229	1,965	38	35
Net increase (decrease) in net assets resulting from operations	2,890	18,665	8,638	146	(13)
Changes from principal transactions:
Total unit transactions	2,800	(2,902)	(5,523)	(289)	(353)
Increase (decrease) in net assets derived from principal transactions	2,800	(2,902)	(5,523)	(289)	(353)
Total increase (decrease) in net assets	5,690	15,763	3,115	(143)	(366)
Net assets at December 31, 2020	12,770	77,907	77,421	1,826	97
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(142)	(713)	(168)	6	—
Total realized gain (loss) on investments and capital gains distributions	2,146	4,691	6,571	172	16
Net unrealized appreciation (depreciation) of investments	707	19,095	9,296	80	11
Net increase (decrease) in net assets resulting from operations	2,711	23,073	15,699	258	27
Changes from principal transactions:
Total unit transactions	(1,014)	(601)	(7,060)	(394)	18
Increase (decrease) in net assets derived from principal transactions	(1,014)	(601)	(7,060)	(394)	18
Total increase (decrease) in net assets	1,697	22,472	8,639	(136)	45
Net assets at December 31, 2021	$14,467	$100,379	$86,060	$1,690	$142

The accompanying notes are an integral part of these financial statements.

91

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	American Century Investments® Mid Cap Value Fund - R6 Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4
Net assets at January 1, 2020	$—	$26,836	$11,609	$1,090	$121,394
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	78	52	9	862
Total realized gain (loss) on investments and capital gains distributions	—	141	1,521	(5)	4,809
Net unrealized appreciation (depreciation) of investments	—	2,518	(478)	84	10,090
Net increase (decrease) in net assets resulting from operations	—	2,737	1,095	88	15,761
Changes from principal transactions:
Total unit transactions	—	6,132	(818)	(124)	(9,157)
Increase (decrease) in net assets derived from principal transactions	—	6,132	(818)	(124)	(9,157)
Total increase (decrease) in net assets	—	8,869	277	(36)	6,604
Net assets at December 31, 2020	—	35,705	11,886	1,054	127,998
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,511	(51)	5	383
Total realized gain (loss) on investments and capital gains distributions	5	313	3,171	136	17,429
Net unrealized appreciation (depreciation) of investments	(3)	239	(557)	79	8,764
Net increase (decrease) in net assets resulting from operations	2	2,063	2,563	220	26,576
Changes from principal transactions:
Total unit transactions	120	7,373	166	(53)	(8,378)
Increase (decrease) in net assets derived from principal transactions	120	7,373	166	(53)	(8,378)
Total increase (decrease) in net assets	122	9,436	2,729	167	18,198
Net assets at December 31, 2021	$122	$45,141	$14,615	$1,221	$146,196

The accompanying notes are an integral part of these financial statements.

92

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	American Funds® American Mutual Fund® - Class R-4	American Funds® American Mutual Fund® - Class R-6	AMG River Road Mid Cap Value Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Institutional Class
Net assets at January 1, 2020	$2,782	$—	$22,420	$177	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	—	(146)	—	—
Total realized gain (loss) on investments and capital gains distributions	77	—	(123)	(9)	—
Net unrealized appreciation (depreciation) of investments	(15)	—	519	6	—
Net increase (decrease) in net assets resulting from operations	86	—	250	(3)	—
Changes from principal transactions:
Total unit transactions	(917)	—	(2,490)	(77)	—
Increase (decrease) in net assets derived from principal transactions	(917)	—	(2,490)	(77)	—
Total increase (decrease) in net assets	(831)	—	(2,240)	(80)	—
Net assets at December 31, 2020	1,951	—	20,180	97	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	—	(151)	—	—
Total realized gain (loss) on investments and capital gains distributions	102	—	9,852	16	—
Net unrealized appreciation (depreciation) of investments	370	—	(3,749)	8	—
Net increase (decrease) in net assets resulting from operations	490	—	5,952	24	—
Changes from principal transactions:
Total unit transactions	207	26	(2,315)	5	—
Increase (decrease) in net assets derived from principal transactions	207	26	(2,315)	5	—
Total increase (decrease) in net assets	697	26	3,637	29	—
Net assets at December 31, 2021	$2,648	$26	$23,817	$126	$—

The accompanying notes are an integral part of these financial statements.

93

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net assets at January 1, 2020	$10,234	$11,144	$964	$7,651	$28,072
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(52)	(81)	9	(86)	(310)
Total realized gain (loss) on investments and capital gains distributions	226	374	25	780	2,866
Net unrealized appreciation (depreciation) of investments	297	326	2	957	2,962
Net increase (decrease) in net assets resulting from operations	471	619	36	1,651	5,518
Changes from principal transactions:
Total unit transactions	(1,334)	(934)	66	1,923	2,346
Increase (decrease) in net assets derived from principal transactions	(1,334)	(934)	66	1,923	2,346
Total increase (decrease) in net assets	(863)	(315)	102	3,574	7,864
Net assets at December 31, 2020	9,371	10,829	1,066	11,225	35,936
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	(42)	5	(123)	(379)
Total realized gain (loss) on investments and capital gains distributions	1,627	2,094	129	1,456	5,153
Net unrealized appreciation (depreciation) of investments	1,414	(1,231)	70	(37)	(905)
Net increase (decrease) in net assets resulting from operations	2,914	821	204	1,296	3,869
Changes from principal transactions:
Total unit transactions	1,276	(1,474)	39	1,176	(179)
Increase (decrease) in net assets derived from principal transactions	1,276	(1,474)	39	1,176	(179)
Total increase (decrease) in net assets	4,190	(653)	243	2,472	3,690
Net assets at December 31, 2021	$13,561	$10,176	$1,309	$13,697	$39,626

The accompanying notes are an integral part of these financial statements.

94

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	BlackRock Mid-Cap Value Fund - Institutional Shares	BlackRock Mid-Cap Value Fund - Investor A Shares	American Funds® The Bond Fund of America® - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2020	$269	$14,680	$14,957	$8	$53,468
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	29	194	—	251
Total realized gain (loss) on investments and capital gains distributions	(3)	(92)	1,207	—	3,026
Net unrealized appreciation (depreciation) of investments	24	651	378	2	4,034
Net increase (decrease) in net assets resulting from operations	23	588	1,779	2	7,311
Changes from principal transactions:
Total unit transactions	16	(1,074)	9,198	6	(1,386)
Increase (decrease) in net assets derived from principal transactions	16	(1,074)	9,198	6	(1,386)
Total increase (decrease) in net assets	39	(486)	10,977	8	5,925
Net assets at December 31, 2020	308	14,194	25,934	16	59,393
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(51)	119	—	69
Total realized gain (loss) on investments and capital gains distributions	45	2,148	511	—	4,280
Net unrealized appreciation (depreciation) of investments	36	1,381	(1,111)	5	3,701
Net increase (decrease) in net assets resulting from operations	81	3,478	(481)	5	8,050
Changes from principal transactions:
Total unit transactions	82	991	(1,622)	12	(4,405)
Increase (decrease) in net assets derived from principal transactions	82	991	(1,622)	12	(4,405)
Total increase (decrease) in net assets	163	4,469	(2,103)	17	3,645
Net assets at December 31, 2021	$471	$18,663	$23,831	$33	$63,038

The accompanying notes are an integral part of these financial statements.

95

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	American Funds® Capital Income Builder® - Class R-4	American Funds® Capital World Bond Fund® - Class R-6	American Funds® Capital World Growth and Income Fund® - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc.
Net assets at January 1, 2020	$5,991	$—	$637	$1,363	$10,992
Increase (decrease) in net assets
Operations:
Net investment income (loss)	176	—	4	30	141
Total realized gain (loss) on investments and capital gains distributions	7	—	6	(71)	(297)
Net unrealized appreciation (depreciation) of investments	60	—	70	9	(413)
Net increase (decrease) in net assets resulting from operations	243	—	80	(32)	(569)
Changes from principal transactions:
Total unit transactions	1,429	—	(47)	375	(1,763)
Increase (decrease) in net assets derived from principal transactions	1,429	—	(47)	375	(1,763)
Total increase (decrease) in net assets	1,672	—	33	343	(2,332)
Net assets at December 31, 2020	7,663	—	670	1,706	8,660
Increase (decrease) in net assets
Operations:
Net investment income (loss)	202	1	7	26	78
Total realized gain (loss) on investments and capital gains distributions	42	—	67	168	612
Net unrealized appreciation (depreciation) of investments	861	(1)	22	943	2,716
Net increase (decrease) in net assets resulting from operations	1,105	—	96	1,137	3,406
Changes from principal transactions:
Total unit transactions	1,124	75	20	2,856	(966)
Increase (decrease) in net assets derived from principal transactions	1,124	75	20	2,856	(966)
Total increase (decrease) in net assets	2,229	75	116	3,993	2,440
Net assets at December 31, 2021	$9,892	$75	$786	$5,699	$11,100

The accompanying notes are an integral part of these financial statements.

96

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Columbia Acorn® Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Institutional Class	Columbia Large Cap Value Fund - Advisor Class	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2020	$67	$6,711	$2	$11,159	$110
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(10)	—	89	(1)
Total realized gain (loss) on investments and capital gains distributions	13	(399)	—	(289)	(5)
Net unrealized appreciation (depreciation) of investments	7	628	—	637	3
Net increase (decrease) in net assets resulting from operations	19	219	—	437	(3)
Changes from principal transactions:
Total unit transactions	8	(654)	1	(1,345)	(47)
Increase (decrease) in net assets derived from principal transactions	8	(654)	1	(1,345)	(47)
Total increase (decrease) in net assets	27	(435)	1	(908)	(50)
Net assets at December 31, 2020	94	6,276	3	10,251	60
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(46)	—	48	—
Total realized gain (loss) on investments and capital gains distributions	26	528	—	802	29
Net unrealized appreciation (depreciation) of investments	(18)	1,399	1	1,446	(14)
Net increase (decrease) in net assets resulting from operations	8	1,881	1	2,296	15
Changes from principal transactions:
Total unit transactions	(1)	64	(2)	191	(5)
Increase (decrease) in net assets derived from principal transactions	(1)	64	(2)	191	(5)
Total increase (decrease) in net assets	7	1,945	(1)	2,487	10
Net assets at December 31, 2021	$101	$8,221	$2	$12,738	$70

The accompanying notes are an integral part of these financial statements.

97

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Davis Financial Fund - Class Y	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	DWS Equity 500 Index Fund - Class S	DWS Small Cap Growth Fund - Class S
Net assets at January 1, 2020	$76	$16,822	$2,812	$820	$21
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	5	—
Total realized gain (loss) on investments and capital gains distributions	(4)	2,212	(326)	171	(3)
Net unrealized appreciation (depreciation) of investments	(2)	14,128	177	(24)	7
Net increase (decrease) in net assets resulting from operations	(6)	16,340	(149)	152	4
Changes from principal transactions:
Total unit transactions	(7)	1,142	(110)	113	(1)
Increase (decrease) in net assets derived from principal transactions	(7)	1,142	(110)	113	(1)
Total increase (decrease) in net assets	(13)	17,482	(259)	265	3
Net assets at December 31, 2020	63	34,304	2,553	1,085	24
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(21)	4	—
Total realized gain (loss) on investments and capital gains distributions	7	16,170	760	190	4
Net unrealized appreciation (depreciation) of investments	12	(16,942)	214	115	—
Net increase (decrease) in net assets resulting from operations	19	(772)	953	309	4
Changes from principal transactions:
Total unit transactions	(2)	(33,413)	992	147	12
Increase (decrease) in net assets derived from principal transactions	(2)	(33,413)	992	147	12
Total increase (decrease) in net assets	17	(34,185)	1,945	456	16
Net assets at December 31, 2021	$80	$119	$4,498	$1,541	$40

The accompanying notes are an integral part of these financial statements.

98

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	DFA Emerging Markets Core Equity Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA Real Estate Securities Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	DFA U.S. Large Company Portfolio - Institutional Class
Net assets at January 1, 2020	$2,645	$1,318	$—	$17,780	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	30	—	295	—
Total realized gain (loss) on investments and capital gains distributions	19	66	—	(155)	—
Net unrealized appreciation (depreciation) of investments	318	116	—	937	—
Net increase (decrease) in net assets resulting from operations	389	212	—	1,077	—
Changes from principal transactions:
Total unit transactions	87	900	—	1,290	—
Increase (decrease) in net assets derived from principal transactions	87	900	—	1,290	—
Total increase (decrease) in net assets	476	1,112	—	2,367	—
Net assets at December 31, 2020	3,121	2,430	—	20,147	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	7	—	88	—
Total realized gain (loss) on investments and capital gains distributions	768	166	—	6,906	2
Net unrealized appreciation (depreciation) of investments	(421)	(148)	1	(1,074)	2
Net increase (decrease) in net assets resulting from operations	350	25	1	5,920	4
Changes from principal transactions:
Total unit transactions	(3,465)	(2,170)	87	(25,950)	306
Increase (decrease) in net assets derived from principal transactions	(3,465)	(2,170)	87	(25,950)	306
Total increase (decrease) in net assets	(3,115)	(2,145)	88	(20,030)	310
Net assets at December 31, 2021	$6	$285	$88	$117	$310

The accompanying notes are an integral part of these financial statements.

99

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Eaton Vance Large-Cap Value Fund - Class R Shares	American Funds® EuroPacific Growth Fund® - Class R-3	American Funds® EuroPacific Growth Fund® - Class R-4
Net assets at January 1, 2020	$168	$135	$1	$2,757	$313,071
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	—	(15)	(1,976)
Total realized gain (loss) on investments and capital gains distributions	—	7	—	59	15,192
Net unrealized appreciation (depreciation) of investments	1	5	—	549	55,351
Net increase (decrease) in net assets resulting from operations	2	13	—	593	68,567
Changes from principal transactions:
Total unit transactions	8	10	—	(203)	(24,088)
Increase (decrease) in net assets derived from principal transactions	8	10	—	(203)	(24,088)
Total increase (decrease) in net assets	10	23	—	390	44,479
Net assets at December 31, 2020	178	158	1	3,147	357,550
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	—	8	1,719
Total realized gain (loss) on investments and capital gains distributions	22	9	—	633	40,601
Net unrealized appreciation (depreciation) of investments	(6)	48	—	(569)	(36,140)
Net increase (decrease) in net assets resulting from operations	17	57	—	72	6,180
Changes from principal transactions:
Total unit transactions	(83)	276	—	(1,164)	(16,517)
Increase (decrease) in net assets derived from principal transactions	(83)	276	—	(1,164)	(16,517)
Total increase (decrease) in net assets	(66)	333	—	(1,092)	(10,337)
Net assets at December 31, 2021	$112	$491	$1	$2,055	$347,213

The accompanying notes are an integral part of these financial statements.

100

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	American Funds® EuroPacific Growth Fund® - Class R-6	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity® 500 Index Fund	Fidelity Advisor® New Insights Fund - Class I	Fidelity® Mid Cap Index Fund
Net assets at January 1, 2020	$—	$10	$—	$3,580	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(44)	—
Total realized gain (loss) on investments and capital gains distributions	—	1	—	772	—
Net unrealized appreciation (depreciation) of investments	—	3	—	(1)	—
Net increase (decrease) in net assets resulting from operations	—	4	—	727	—
Changes from principal transactions:
Total unit transactions	—	10	—	(2,087)	—
Increase (decrease) in net assets derived from principal transactions	—	10	—	(2,087)	—
Total increase (decrease) in net assets	—	14	—	(1,360)	—
Net assets at December 31, 2020	—	24	—	2,220	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(29)	—
Total realized gain (loss) on investments and capital gains distributions	1	5	—	434	1
Net unrealized appreciation (depreciation) of investments	(1)	(4)	7	109	3
Net increase (decrease) in net assets resulting from operations	—	1	7	514	4
Changes from principal transactions:
Total unit transactions	40	6	616	63	314
Increase (decrease) in net assets derived from principal transactions	40	6	616	63	314
Total increase (decrease) in net assets	40	7	623	577	318
Net assets at December 31, 2021	$40	$31	$623	$2,797	$318

The accompanying notes are an integral part of these financial statements.

101

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Fidelity® Small Cap Index Fund	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class
Net assets at January 1, 2020	$—	$250,735	$387,431	$8,611	$28,627
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,712	(3,911)	321	(154)
Total realized gain (loss) on investments and capital gains distributions	—	12,831	63,452	(126)	1,903
Net unrealized appreciation (depreciation) of investments	—	(3,624)	99,714	(63)	1,888
Net increase (decrease) in net assets resulting from operations	—	10,919	159,255	132	3,637
Changes from principal transactions:
Total unit transactions	—	(20,501)	(17,598)	(4)	(4,391)
Increase (decrease) in net assets derived from principal transactions	—	(20,501)	(17,598)	(4)	(4,391)
Total increase (decrease) in net assets	—	(9,582)	141,657	128	(754)
Net assets at December 31, 2020	—	241,153	529,088	8,739	27,873
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2,338	(5,571)	370	(155)
Total realized gain (loss) on investments and capital gains distributions	1	35,056	149,754	(46)	3,394
Net unrealized appreciation (depreciation) of investments	(2)	18,206	(30,779)	(48)	1,672
Net increase (decrease) in net assets resulting from operations	—	55,600	113,404	276	4,911
Changes from principal transactions:
Total unit transactions	213	(16,100)	(26,107)	34	(2,460)
Increase (decrease) in net assets derived from principal transactions	213	(16,100)	(26,107)	34	(2,460)
Total increase (decrease) in net assets	213	39,500	87,297	310	2,451
Net assets at December 31, 2021	$213	$280,653	$616,385	$9,049	$30,324

The accompanying notes are an integral part of these financial statements.

102

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Net assets at January 1, 2020	$1,291,583	$318,967	$16,286	$1,099	$323
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,500)	1,897	49	18	(4)
Total realized gain (loss) on investments and capital gains distributions	66,241	20,881	173	(10)	56
Net unrealized appreciation (depreciation) of investments	300,569	28,366	1,794	(74)	50
Net increase (decrease) in net assets resulting from operations	357,310	51,144	2,016	(66)	102
Changes from principal transactions:
Total unit transactions	(143,920)	(21,249)	(1,280)	(89)	37
Increase (decrease) in net assets derived from principal transactions	(143,920)	(21,249)	(1,280)	(89)	37
Total increase (decrease) in net assets	213,390	29,895	736	(155)	139
Net assets at December 31, 2020	1,504,973	348,862	17,022	944	462
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,377)	606	77	9	(1)
Total realized gain (loss) on investments and capital gains distributions	303,455	20,188	175	64	44
Net unrealized appreciation (depreciation) of investments	95,279	73,307	1,197	97	(114)
Net increase (decrease) in net assets resulting from operations	384,357	94,101	1,449	170	(71)
Changes from principal transactions:
Total unit transactions	(128,072)	(2,859)	(590)	(312)	(98)
Increase (decrease) in net assets derived from principal transactions	(128,072)	(2,859)	(590)	(312)	(98)
Total increase (decrease) in net assets	256,285	91,242	859	(142)	(169)
Net assets at December 31, 2021	$1,761,258	$440,104	$17,881	$802	$293

The accompanying notes are an integral part of these financial statements.

103

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value Fund - Class R6	Goldman Sachs Growth Opportunities Fund - Investor Shares
Net assets at January 1, 2020	$16	$362	$110,535	$—	$40
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(2)	510	—	(1)
Total realized gain (loss) on investments and capital gains distributions	(11)	30	(1,125)	—	17
Net unrealized appreciation (depreciation) of investments	8	66	3,767	—	11
Net increase (decrease) in net assets resulting from operations	(2)	94	3,152	—	27
Changes from principal transactions:
Total unit transactions	8	(202)	(7,757)	—	40
Increase (decrease) in net assets derived from principal transactions	8	(202)	(7,757)	—	40
Total increase (decrease) in net assets	6	(108)	(4,605)	—	67
Net assets at December 31, 2020	22	254	105,930	—	107
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(2)	106	—	(2)
Total realized gain (loss) on investments and capital gains distributions	6	55	(797)	2	33
Net unrealized appreciation (depreciation) of investments	2	(27)	25,882	(1)	(15)
Net increase (decrease) in net assets resulting from operations	9	26	25,191	1	16
Changes from principal transactions:
Total unit transactions	143	20	(4,173)	55	84
Increase (decrease) in net assets derived from principal transactions	143	20	(4,173)	55	84
Total increase (decrease) in net assets	152	46	21,018	56	100
Net assets at December 31, 2021	$174	$300	$126,948	$56	$207

The accompanying notes are an integral part of these financial statements.

104

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Growth Fund of America® - Class R-4	American Funds® The Growth Fund of America® - Class R-6	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4
Net assets at January 1, 2020	$8,205	$466,449	$—	$—	$9
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(57)	(3,533)	—	—	—
Total realized gain (loss) on investments and capital gains distributions	690	53,715	—	—	—
Net unrealized appreciation (depreciation) of investments	2,027	111,103	—	—	—
Net increase (decrease) in net assets resulting from operations	2,660	161,285	—	—	—
Changes from principal transactions:
Total unit transactions	(846)	(41,641)	—	—	(5)
Increase (decrease) in net assets derived from principal transactions	(846)	(41,641)	—	—	(5)
Total increase (decrease) in net assets	1,814	119,644	—	—	(5)
Net assets at December 31, 2020	10,019	586,093	—	—	4
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71)	(5,912)	—	—	—
Total realized gain (loss) on investments and capital gains distributions	2,132	81,025	1	—	—
Net unrealized appreciation (depreciation) of investments	(303)	28,356	(1)	—	1
Net increase (decrease) in net assets resulting from operations	1,758	103,469	—	—	1
Changes from principal transactions:
Total unit transactions	(2,538)	(40,069)	19	—	1
Increase (decrease) in net assets derived from principal transactions	(2,538)	(40,069)	19	—	1
Total increase (decrease) in net assets	(780)	63,400	19	—	2
Net assets at December 31, 2021	$9,239	$649,493	$19	$—	$6

The accompanying notes are an integral part of these financial statements.

105

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	The Hartford International Opportunities Fund - Class R4	American Funds® The Income Fund of America® - Class R-3	Delaware Ivy Science and Technology Fund - Class Y	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares
Net assets at January 1, 2020	$1,656	$830	$21,764	$157	$344
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	17	(267)	2	(4)
Total realized gain (loss) on investments and capital gains distributions	(12)	3	3,459	3	42
Net unrealized appreciation (depreciation) of investments	417	8	5,456	16	12
Net increase (decrease) in net assets resulting from operations	396	28	8,648	21	50
Changes from principal transactions:
Total unit transactions	334	(110)	3,186	(1)	(38)
Increase (decrease) in net assets derived from principal transactions	334	(110)	3,186	(1)	(38)
Total increase (decrease) in net assets	730	(82)	11,834	20	12
Net assets at December 31, 2020	2,386	748	33,598	177	356
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	10	(362)	—	(3)
Total realized gain (loss) on investments and capital gains distributions	277	63	12,033	4	50
Net unrealized appreciation (depreciation) of investments	(130)	25	(7,084)	24	3
Net increase (decrease) in net assets resulting from operations	150	98	4,587	28	50
Changes from principal transactions:
Total unit transactions	(138)	(373)	(3,276)	(4)	(38)
Increase (decrease) in net assets derived from principal transactions	(138)	(373)	(3,276)	(4)	(38)
Total increase (decrease) in net assets	12	(275)	1,311	24	12
Net assets at December 31, 2021	$2,398	$473	$34,909	$201	$368

The accompanying notes are an integral part of these financial statements.

106

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Equity Income Fund - Class R6 Shares
Net assets at January 1, 2020	$13	$84	$64	$3,454	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	74	—
Total realized gain (loss) on investments and capital gains distributions	—	12	7	136	—
Net unrealized appreciation (depreciation) of investments	1	(1)	14	680	—
Net increase (decrease) in net assets resulting from operations	1	11	20	890	—
Changes from principal transactions:
Total unit transactions	—	(17)	(1)	4,960	—
Increase (decrease) in net assets derived from principal transactions	—	(17)	(1)	4,960	—
Total increase (decrease) in net assets	1	(6)	19	5,850	—
Net assets at December 31, 2020	14	78	83	9,304	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(1)	98	—
Total realized gain (loss) on investments and capital gains distributions	—	12	10	421	—
Net unrealized appreciation (depreciation) of investments	(1)	2	6	1,889	—
Net increase (decrease) in net assets resulting from operations	(1)	13	15	2,408	—
Changes from principal transactions:
Total unit transactions	1	(12)	(14)	1,038	10
Increase (decrease) in net assets derived from principal transactions	1	(12)	(14)	1,038	10
Total increase (decrease) in net assets	—	1	1	3,446	10
Net assets at December 31, 2021	$14	$79	$84	$12,750	$10

The accompanying notes are an integral part of these financial statements.

107

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	JPMorgan Government Bond Fund - Class I Shares	JPMorgan Government Bond Fund - Class R6 Shares	JPMorgan Large Cap Growth Fund - Class R6 Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net assets at January 1, 2020	$3,274	$—	$—	$986	$400
Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	—	—	(2)	(2)
Total realized gain (loss) on investments and capital gains distributions	144	—	—	(26)	51
Net unrealized appreciation (depreciation) of investments	29	—	—	153	19
Net increase (decrease) in net assets resulting from operations	221	—	—	125	68
Changes from principal transactions:
Total unit transactions	3,064	—	—	62	(4)
Increase (decrease) in net assets derived from principal transactions	3,064	—	—	62	(4)
Total increase (decrease) in net assets	3,285	—	—	187	64
Net assets at December 31, 2020	6,559	—	—	1,173	464
Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	—	—	51	(5)
Total realized gain (loss) on investments and capital gains distributions	(16)	—	9	177	82
Net unrealized appreciation (depreciation) of investments	(184)	—	(10)	(172)	(44)
Net increase (decrease) in net assets resulting from operations	(166)	—	(1)	56	33
Changes from principal transactions:
Total unit transactions	(2,224)	54	340	127	(22)
Increase (decrease) in net assets derived from principal transactions	(2,224)	54	340	127	(22)
Total increase (decrease) in net assets	(2,390)	54	339	183	11
Net assets at December 31, 2021	$4,169	$54	$339	$1,356	$475

The accompanying notes are an integral part of these financial statements.

108

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Net assets at January 1, 2020	$39	$11,127	$465	$118	$20
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(62)	1	(1)	—
Total realized gain (loss) on investments and capital gains distributions	3	(71)	9	21	1
Net unrealized appreciation (depreciation) of investments	7	57	7	53	—
Net increase (decrease) in net assets resulting from operations	9	(76)	17	73	1
Changes from principal transactions:
Total unit transactions	6	(1,094)	647	38	6
Increase (decrease) in net assets derived from principal transactions	6	(1,094)	647	38	6
Total increase (decrease) in net assets	15	(1,170)	664	111	7
Net assets at December 31, 2020	54	9,957	1,129	229	27
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(111)	(3)	(1)	—
Total realized gain (loss) on investments and capital gains distributions	8	1,888	5	60	—
Net unrealized appreciation (depreciation) of investments	6	908	(22)	(63)	(1)
Net increase (decrease) in net assets resulting from operations	13	2,685	(20)	(4)	(1)
Changes from principal transactions:
Total unit transactions	3	(789)	(163)	(103)	1
Increase (decrease) in net assets derived from principal transactions	3	(789)	(163)	(103)	1
Total increase (decrease) in net assets	16	1,896	(183)	(107)	—
Net assets at December 31, 2021	$70	$11,853	$946	$122	$27

The accompanying notes are an integral part of these financial statements.

109

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Net assets at January 1, 2020	$7,163	$950	$348	$128	$68,398
Increase (decrease) in net assets
Operations:
Net investment income (loss)	142	2	1	1	60
Total realized gain (loss) on investments and capital gains distributions	(32)	(17)	(52)	—	3,880
Net unrealized appreciation (depreciation) of investments	30	(131)	35	2	(3,896)
Net increase (decrease) in net assets resulting from operations	140	(146)	(16)	3	44
Changes from principal transactions:
Total unit transactions	1,289	(313)	(77)	5	(6,757)
Increase (decrease) in net assets derived from principal transactions	1,289	(313)	(77)	5	(6,757)
Total increase (decrease) in net assets	1,429	(459)	(93)	8	(6,713)
Net assets at December 31, 2020	8,592	491	255	136	61,685
Increase (decrease) in net assets
Operations:
Net investment income (loss)	133	(1)	(2)	—	(269)
Total realized gain (loss) on investments and capital gains distributions	20	58	33	4	9,887
Net unrealized appreciation (depreciation) of investments	(169)	77	29	6	6,787
Net increase (decrease) in net assets resulting from operations	(16)	134	60	10	16,405
Changes from principal transactions:
Total unit transactions	1,719	(17)	(68)	(119)	(4,545)
Increase (decrease) in net assets derived from principal transactions	1,719	(17)	(68)	(119)	(4,545)
Total increase (decrease) in net assets	1,703	117	(8)	(109)	11,860
Net assets at December 31, 2021	$10,295	$608	$247	$27	$73,545

The accompanying notes are an integral part of these financial statements.

110

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	MainStay CBRE Real Estate Fund - Class A	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I Shares	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3
Net assets at January 1, 2020	$—	$104	$25,623	$24,877	$297
Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(1)	505	178	(4)
Total realized gain (loss) on investments and capital gains distributions	(21)	22	1,561	1,542	58
Net unrealized appreciation (depreciation) of investments	(88)	7	395	234	105
Net increase (decrease) in net assets resulting from operations	(99)	28	2,461	1,954	159
Changes from principal transactions:
Total unit transactions	730	10	4,243	526	117
Increase (decrease) in net assets derived from principal transactions	730	10	4,243	526	117
Total increase (decrease) in net assets	631	38	6,704	2,480	276
Net assets at December 31, 2020	631	142	32,327	27,357	573
Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	(1)	185	60	(6)
Total realized gain (loss) on investments and capital gains distributions	34	37	393	132	170
Net unrealized appreciation (depreciation) of investments	185	(10)	(1,027)	(785)	(171)
Net increase (decrease) in net assets resulting from operations	244	26	(449)	(593)	(7)
Changes from principal transactions:
Total unit transactions	(461)	(61)	(31,765)	(1,862)	33
Increase (decrease) in net assets derived from principal transactions	(461)	(61)	(31,765)	(1,862)	33
Total increase (decrease) in net assets	(217)	(35)	(32,214)	(2,455)	26
Net assets at December 31, 2021	$414	$107	$113	$24,902	$599

The accompanying notes are an integral part of these financial statements.

111

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	MFS® International Intrinsic Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares	American Funds® New Perspective Fund® - Class R-3
Net assets at January 1, 2020	$1,134	$511	$3,744	$14,208	$1,226
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(5)	40	(71)	(7)
Total realized gain (loss) on investments and capital gains distributions	220	28	318	736	102
Net unrealized appreciation (depreciation) of investments	(18)	100	543	1,725	278
Net increase (decrease) in net assets resulting from operations	192	123	901	2,390	373
Changes from principal transactions:
Total unit transactions	(652)	5	697	(708)	(51)
Increase (decrease) in net assets derived from principal transactions	(652)	5	697	(708)	(51)
Total increase (decrease) in net assets	(460)	128	1,598	1,682	322
Net assets at December 31, 2020	674	639	5,342	15,890	1,548
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(7)	—	(126)	(8)
Total realized gain (loss) on investments and capital gains distributions	57	84	1,287	2,157	178
Net unrealized appreciation (depreciation) of investments	7	32	(623)	1,405	84
Net increase (decrease) in net assets resulting from operations	62	109	664	3,436	254
Changes from principal transactions:
Total unit transactions	27	21	(5,982)	(1,071)	(60)
Increase (decrease) in net assets derived from principal transactions	27	21	(5,982)	(1,071)	(60)
Total increase (decrease) in net assets	89	130	(5,318)	2,365	194
Net assets at December 31, 2021	$763	$769	$24	$18,255	$1,742

The accompanying notes are an integral part of these financial statements.

112

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	American Funds® New Perspective Fund® - Class R-4	American Funds® New Perspective Fund® - Class R-6	American Funds® New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares
Net assets at January 1, 2020	$239,015	$—	$770	$2,309	$39,661
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,737)	—	(8)	—	(54)
Total realized gain (loss) on investments and capital gains distributions	19,053	—	90	(21)	3,172
Net unrealized appreciation (depreciation) of investments	61,950	—	88	(81)	5,011
Net increase (decrease) in net assets resulting from operations	79,266	—	170	(102)	8,129
Changes from principal transactions:
Total unit transactions	9,844	—	(283)	(344)	(370)
Increase (decrease) in net assets derived from principal transactions	9,844	—	(283)	(344)	(370)
Total increase (decrease) in net assets	89,110	—	(113)	(446)	7,759
Net assets at December 31, 2020	328,125	—	657	1,863	47,420
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,868)	1	(5)	20	85
Total realized gain (loss) on investments and capital gains distributions	34,130	6	67	135	5,600
Net unrealized appreciation (depreciation) of investments	22,995	(1)	(39)	88	6,989
Net increase (decrease) in net assets resulting from operations	55,257	6	23	243	12,674
Changes from principal transactions:
Total unit transactions	(335)	684	91	(60)	55
Increase (decrease) in net assets derived from principal transactions	(335)	684	91	(60)	55
Total increase (decrease) in net assets	54,922	690	114	183	12,729
Net assets at December 31, 2021	$383,047	$690	$771	$2,046	$60,149

The accompanying notes are an integral part of these financial statements.

113

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Pax Sustainable Allocation Fund - Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares
Net assets at January 1, 2020	$40,352	$1,561	$71,157	$11,198	$780
Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	9	472	75	21
Total realized gain (loss) on investments and capital gains distributions	1,001	(120)	(1,064)	(125)	(71)
Net unrealized appreciation (depreciation) of investments	4,813	159	8,313	(801)	(4)
Net increase (decrease) in net assets resulting from operations	5,827	48	7,721	(851)	(54)
Changes from principal transactions:
Total unit transactions	(1,485)	143	503	(5,837)	(303)
Increase (decrease) in net assets derived from principal transactions	(1,485)	143	503	(5,837)	(303)
Total increase (decrease) in net assets	4,342	191	8,224	(6,688)	(357)
Net assets at December 31, 2020	44,694	1,752	79,381	4,510	423
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(113)	526	3,353	39	16
Total realized gain (loss) on investments and capital gains distributions	2,637	29	(284)	533	(2)
Net unrealized appreciation (depreciation) of investments	3,747	16	697	443	7
Net increase (decrease) in net assets resulting from operations	6,271	571	3,766	1,015	21
Changes from principal transactions:
Total unit transactions	(2,372)	2,728	180	(1,104)	(34)
Increase (decrease) in net assets derived from principal transactions	(2,372)	2,728	180	(1,104)	(34)
Total increase (decrease) in net assets	3,899	3,299	3,946	(89)	(13)
Net assets at December 31, 2021	$48,593	$5,051	$83,327	$4,421	$410

The accompanying notes are an integral part of these financial statements.

114

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Pioneer Balanced ESG Fund - Class K Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	PGIM High Yield Fund - Class R6
Net assets at January 1, 2020	$—	$683	$5	$15,331	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	22	—	624	—
Total realized gain (loss) on investments and capital gains distributions	—	9	—	(334)	—
Net unrealized appreciation (depreciation) of investments	—	22	—	(184)	—
Net increase (decrease) in net assets resulting from operations	—	53	—	106	—
Changes from principal transactions:
Total unit transactions	—	102	—	(1,001)	—
Increase (decrease) in net assets derived from principal transactions	—	102	—	(1,001)	—
Total increase (decrease) in net assets	—	155	—	(895)	—
Net assets at December 31, 2020	—	838	5	14,436	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	22	—	624	—
Total realized gain (loss) on investments and capital gains distributions	—	46	1	(62)	2
Net unrealized appreciation (depreciation) of investments	—	(56)	—	119	(1)
Net increase (decrease) in net assets resulting from operations	—	12	1	681	1
Changes from principal transactions:
Total unit transactions	6	95	(6)	833	187
Increase (decrease) in net assets derived from principal transactions	6	95	(6)	833	187
Total increase (decrease) in net assets	6	107	(5)	1,514	188
Net assets at December 31, 2021	$6	$945	$—	$15,950	$188

The accompanying notes are an integral part of these financial statements.

115

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	PGIM Jennison Utility Fund - Class Z	Royce Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	American Funds® SMALLCAP World Fund® - Class R-4	American Funds® SMALLCAP World Fund® - Class R-6
Net assets at January 1, 2020	$176	$6	$6,122	$27,352	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	9	(281)	—
Total realized gain (loss) on investments and capital gains distributions	5	1	(33)	1,436	—
Net unrealized appreciation (depreciation) of investments	(4)	(1)	149	8,718	—
Net increase (decrease) in net assets resulting from operations	2	—	125	9,873	—
Changes from principal transactions:
Total unit transactions	(21)	4	(1,211)	436	—
Increase (decrease) in net assets derived from principal transactions	(21)	4	(1,211)	436	—
Total increase (decrease) in net assets	(19)	4	(1,086)	10,309	—
Net assets at December 31, 2020	157	10	5,036	37,661	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(8)	(429)	—
Total realized gain (loss) on investments and capital gains distributions	25	2	732	5,533	1
Net unrealized appreciation (depreciation) of investments	(1)	—	551	(1,452)	2
Net increase (decrease) in net assets resulting from operations	24	2	1,275	3,652	3
Changes from principal transactions:
Total unit transactions	28	(3)	592	3,449	92
Increase (decrease) in net assets derived from principal transactions	28	(3)	592	3,449	92
Total increase (decrease) in net assets	52	(1)	1,867	7,101	95
Net assets at December 31, 2021	$209	$9	$6,903	$44,762	$95

The accompanying notes are an integral part of these financial statements.

116

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A
Net assets at January 1, 2020	$42,479	$227	$512	$7,674	$352
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	147	3
Total realized gain (loss) on investments and capital gains distributions	1,607	5	8	123	(1)
Net unrealized appreciation (depreciation) of investments	15,984	15	23	304	(3)
Net increase (decrease) in net assets resulting from operations	17,591	20	30	574	(1)
Changes from principal transactions:
Total unit transactions	3,398	(8)	(61)	4,577	9
Increase (decrease) in net assets derived from principal transactions	3,398	(8)	(61)	4,577	9
Total increase (decrease) in net assets	20,989	12	(31)	5,151	8
Net assets at December 31, 2020	63,468	239	481	12,825	360
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(3)	82	5
Total realized gain (loss) on investments and capital gains distributions	33,344	39	78	182	21
Net unrealized appreciation (depreciation) of investments	(24,093)	22	68	(538)	(3)
Net increase (decrease) in net assets resulting from operations	9,251	60	143	(274)	23
Changes from principal transactions:
Total unit transactions	(71,509)	(2)	130	(2,992)	(212)
Increase (decrease) in net assets derived from principal transactions	(71,509)	(2)	130	(2,992)	(212)
Total increase (decrease) in net assets	(62,258)	58	273	(3,266)	(189)
Net assets at December 31, 2021	$1,210	$297	$754	$9,559	$171

The accompanying notes are an integral part of these financial statements.

117

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Touchstone Small Company Fund - Class R6	Touchstone Value Fund - Institutional Class
Net assets at January 1, 2020	$22,530	$103,155	$55	$—	$17,249
Increase (decrease) in net assets
Operations:
Net investment income (loss)	881	3,254	1	—	306
Total realized gain (loss) on investments and capital gains distributions	(1,211)	(3,985)	(3)	—	217
Net unrealized appreciation (depreciation) of investments	(707)	(4,571)	(2)	—	361
Net increase (decrease) in net assets resulting from operations	(1,037)	(5,302)	(4)	—	884
Changes from principal transactions:
Total unit transactions	(2,428)	(12,090)	6	—	1,258
Increase (decrease) in net assets derived from principal transactions	(2,428)	(12,090)	6	—	1,258
Total increase (decrease) in net assets	(3,465)	(17,392)	2	—	2,142
Net assets at December 31, 2020	19,065	85,763	57	—	19,391
Increase (decrease) in net assets
Operations:
Net investment income (loss)	867	3,281	(1)	—	68
Total realized gain (loss) on investments and capital gains distributions	(1,114)	(4,282)	5	1	3,880
Net unrealized appreciation (depreciation) of investments	(695)	(3,883)	13	2	(649)
Net increase (decrease) in net assets resulting from operations	(942)	(4,884)	17	3	3,299
Changes from principal transactions:
Total unit transactions	(1,769)	(8,271)	9	191	(22,675)
Increase (decrease) in net assets derived from principal transactions	(1,769)	(8,271)	9	191	(22,675)
Total increase (decrease) in net assets	(2,711)	(13,155)	26	194	(19,376)
Net assets at December 31, 2021	$16,354	$72,608	$83	$194	$15

The accompanying notes are an integral part of these financial statements.

118

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	USAA Precious Metals and Minerals Fund - Class A Shares	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Explorer™ Fund - Admiral™ Shares	Vanguard® Equity Income Fund - Admiral™ Shares	Vanguard® Federal Money Market Fund - Investor Shares
Net assets at January 1, 2020	$—	$157	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(128)	3	—	—	—
Total realized gain (loss) on investments and capital gains distributions	491	8	—	—	—
Net unrealized appreciation (depreciation) of investments	531	2	—	—	—
Net increase (decrease) in net assets resulting from operations	894	13	—	—	—
Changes from principal transactions:
Total unit transactions	21,141	(41)	—	—	—
Increase (decrease) in net assets derived from principal transactions	21,141	(41)	—	—	—
Total increase (decrease) in net assets	22,035	(28)	—	—	—
Net assets at December 31, 2020	22,035	129	—	—	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(65)	2	—	—	—
Total realized gain (loss) on investments and capital gains distributions	(15)	—	2	3	—
Net unrealized appreciation (depreciation) of investments	(2,255)	(5)	(2)	2	—
Net increase (decrease) in net assets resulting from operations	(2,335)	(3)	—	5	—
Changes from principal transactions:
Total unit transactions	1,414	6	17	286	30
Increase (decrease) in net assets derived from principal transactions	1,414	6	17	286	30
Total increase (decrease) in net assets	(921)	3	17	291	30
Net assets at December 31, 2021	$21,114	$132	$17	$291	$30

The accompanying notes are an integral part of these financial statements.

119

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Vanguard® International Value Fund - Investor Shares	Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard® Variable Insurance Fund - Equity Income Portfolio	Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Net assets at January 1, 2020	$15	$—	$112	$181	$56
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	2	3	(1)
Total realized gain (loss) on investments and capital gains distributions	—	—	18	6	5
Net unrealized appreciation (depreciation) of investments	11	—	(8)	(3)	8
Net increase (decrease) in net assets resulting from operations	13	—	12	6	12
Changes from principal transactions:
Total unit transactions	59	—	1	11	4
Increase (decrease) in net assets derived from principal transactions	59	—	1	11	4
Total increase (decrease) in net assets	72	—	13	17	16
Net assets at December 31, 2020	87	—	125	198	72
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	1	2	(1)
Total realized gain (loss) on investments and capital gains distributions	4	—	2	27	4
Net unrealized appreciation (depreciation) of investments	3	—	34	14	6
Net increase (decrease) in net assets resulting from operations	10	—	37	43	9
Changes from principal transactions:
Total unit transactions	136	61	2	(98)	7
Increase (decrease) in net assets derived from principal transactions	136	61	2	(98)	7
Total increase (decrease) in net assets	146	61	39	(55)	16
Net assets at December 31, 2021	$233	$61	$164	$143	$88

The accompanying notes are an integral part of these financial statements.

120

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Vanguard® FTSE Social Index Fund - Institutional Shares	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class R6	Victory Sycamore Small Company Opportunity Fund - Class R
Net assets at January 1, 2020	$—	$289	$6,605	$—	$8
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	9	—	—
Total realized gain (loss) on investments and capital gains distributions	—	(22)	329	—	—
Net unrealized appreciation (depreciation) of investments	—	(6)	227	—	—
Net increase (decrease) in net assets resulting from operations	—	(31)	565	—	—
Changes from principal transactions:
Total unit transactions	—	(223)	694	—	1
Increase (decrease) in net assets derived from principal transactions	—	(223)	694	—	1
Total increase (decrease) in net assets	—	(254)	1,259	—	1
Net assets at December 31, 2020	—	35	7,864	—	9
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	41	5	—
Total realized gain (loss) on investments and capital gains distributions	—	23	1,172	(1)	1
Net unrealized appreciation (depreciation) of investments	1	(14)	1,304	—	1
Net increase (decrease) in net assets resulting from operations	1	9	2,517	4	2
Changes from principal transactions:
Total unit transactions	124	—	2,262	3	1
Increase (decrease) in net assets derived from principal transactions	124	—	2,262	3	1
Total increase (decrease) in net assets	125	9	4,779	7	3
Net assets at December 31, 2021	$125	$44	$12,643	$7	$12

The accompanying notes are an integral part of these financial statements.

121

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Large-Cap Value Fund - Institutional Class	Virtus NFJ Small-Cap Value Fund - Class A	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A
Net assets at January 1, 2020	$244	$8	$29	$221,428	$58
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	—	2,751	1
Total realized gain (loss) on investments and capital gains distributions	(29)	—	—	11,357	—
Net unrealized appreciation (depreciation) of investments	14	—	(2)	4,942	1
Net increase (decrease) in net assets resulting from operations	(14)	—	(2)	19,050	2
Changes from principal transactions:
Total unit transactions	(51)	—	(4)	(19,570)	7
Increase (decrease) in net assets derived from principal transactions	(51)	—	(4)	(19,570)	7
Total increase (decrease) in net assets	(65)	—	(6)	(520)	9
Net assets at December 31, 2020	179	8	23	220,908	67
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	—	1,340	1
Total realized gain (loss) on investments and capital gains distributions	6	2	4	17,413	23
Net unrealized appreciation (depreciation) of investments	41	—	1	12,453	(3)
Net increase (decrease) in net assets resulting from operations	48	2	5	31,206	21
Changes from principal transactions:
Total unit transactions	(12)	(4)	(17)	(20,588)	(31)
Increase (decrease) in net assets derived from principal transactions	(12)	(4)	(17)	(20,588)	(31)
Total increase (decrease) in net assets	36	(2)	(12)	10,618	(10)
Net assets at December 31, 2021	$215	$6	$11	$231,526	$57

The accompanying notes are an integral part of these financial statements.

122

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Large-Cap Growth Fund - Class R6	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Fund - Class R6
Net assets at January 1, 2020	$—	$3,571	$2,472	$856	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	25	43	21	—
Total realized gain (loss) on investments and capital gains distributions	—	(116)	4	8	—
Net unrealized appreciation (depreciation) of investments	—	64	38	2	—
Net increase (decrease) in net assets resulting from operations	—	(27)	85	31	—
Changes from principal transactions:
Total unit transactions	—	(2,955)	1,172	(69)	—
Increase (decrease) in net assets derived from principal transactions	—	(2,955)	1,172	(69)	—
Total increase (decrease) in net assets	—	(2,982)	1,257	(38)	—
Net assets at December 31, 2020	—	589	3,729	818	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14	13	12	—
Total realized gain (loss) on investments and capital gains distributions	6	(4)	20	12	—
Net unrealized appreciation (depreciation) of investments	(4)	10	(104)	(40)	—
Net increase (decrease) in net assets resulting from operations	2	20	(71)	(16)	—
Changes from principal transactions:
Total unit transactions	439	89	43	(333)	232
Increase (decrease) in net assets derived from principal transactions	439	89	43	(333)	232
Total increase (decrease) in net assets	441	109	(28)	(349)	232
Net assets at December 31, 2021	$441	$698	$3,701	$469	$232

The accompanying notes are an integral part of these financial statements.

123

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net assets at January 1, 2020	$248,617	$425,547	$2,191	$2,415	$28
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,375)	11,958	61	68	1
Total realized gain (loss) on investments and capital gains distributions	117	11,249	54	127	—
Net unrealized appreciation (depreciation) of investments	—	7,258	32	336	—
Net increase (decrease) in net assets resulting from operations	(1,258)	30,465	147	531	1
Changes from principal transactions:
Total unit transactions	86,780	29,071	(220)	2,035	(6)
Increase (decrease) in net assets derived from principal transactions	86,780	29,071	(220)	2,035	(6)
Total increase (decrease) in net assets	85,522	59,536	(73)	2,566	(5)
Net assets at December 31, 2020	334,139	485,083	2,118	4,981	23
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,887)	9,997	49	142	1
Total realized gain (loss) on investments and capital gains distributions	259	364	1	261	—
Net unrealized appreciation (depreciation) of investments	—	(18,655)	(79)	(142)	—
Net increase (decrease) in net assets resulting from operations	(1,628)	(8,294)	(29)	261	1
Changes from principal transactions:
Total unit transactions	(45,164)	(33,505)	(123)	269	—
Increase (decrease) in net assets derived from principal transactions	(45,164)	(33,505)	(123)	269	—
Total increase (decrease) in net assets	(46,792)	(41,799)	(152)	530	1
Net assets at December 31, 2021	$287,347	$443,284	$1,966	$5,511	$24

The accompanying notes are an integral part of these financial statements.

124

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2020	$105,196	$409	$83	$598,514	$5,930
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,676	19	—	(2,294)	(31)
Total realized gain (loss) on investments and capital gains distributions	(1,010)	(3)	11	75,310	667
Net unrealized appreciation (depreciation) of investments	714	5	12	93,750	1,089
Net increase (decrease) in net assets resulting from operations	4,380	21	23	166,766	1,725
Changes from principal transactions:
Total unit transactions	(7,975)	(64)	(10)	(56,682)	(217)
Increase (decrease) in net assets derived from principal transactions	(7,975)	(64)	(10)	(56,682)	(217)
Total increase (decrease) in net assets	(3,595)	(43)	13	110,084	1,508
Net assets at December 31, 2020	101,601	366	96	708,598	7,438
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,852	7	—	(6,363)	(61)
Total realized gain (loss) on investments and capital gains distributions	(114)	11	22	150,474	1,638
Net unrealized appreciation (depreciation) of investments	(106)	(11)	(5)	(18,374)	(229)
Net increase (decrease) in net assets resulting from operations	4,632	7	17	125,737	1,348
Changes from principal transactions:
Total unit transactions	3,191	(373)	(8)	(67,874)	(204)
Increase (decrease) in net assets derived from principal transactions	3,191	(373)	(8)	(67,874)	(204)
Total increase (decrease) in net assets	7,823	(366)	9	57,863	1,144
Net assets at December 31, 2021	$109,424	$—	$105	$766,461	$8,582

The accompanying notes are an integral part of these financial statements.

125

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2020	$16	$303,689	$1,231	$5	$39,309
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,360	17	—	523
Total realized gain (loss) on investments and capital gains distributions	1	23,361	95	—	3,568
Net unrealized appreciation (depreciation) of investments	(1)	(15,565)	(47)	—	2,720
Net increase (decrease) in net assets resulting from operations	—	11,156	65	—	6,811
Changes from principal transactions:
Total unit transactions	(1)	(30,946)	42	—	(3,820)
Increase (decrease) in net assets derived from principal transactions	(1)	(30,946)	42	—	(3,820)
Total increase (decrease) in net assets	(1)	(19,790)	107	—	2,991
Net assets at December 31, 2020	15	283,899	1,338	5	42,300
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,679	13	—	354
Total realized gain (loss) on investments and capital gains distributions	—	8,748	101	—	5,890
Net unrealized appreciation (depreciation) of investments	3	57,644	217	—	5,759
Net increase (decrease) in net assets resulting from operations	3	71,071	331	—	12,003
Changes from principal transactions:
Total unit transactions	(2)	(22,239)	(577)	—	1,369
Increase (decrease) in net assets derived from principal transactions	(2)	(22,239)	(577)	—	1,369
Total increase (decrease) in net assets	1	48,832	(246)	—	13,372
Net assets at December 31, 2021	$16	$332,731	$1,092	$5	$55,672

The accompanying notes are an integral part of these financial statements.

126

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2020	$12	$74,592	$44	$1,556	$44,624
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,110	1	22	537
Total realized gain (loss) on investments and capital gains distributions	—	3,570	3	143	4,606
Net unrealized appreciation (depreciation) of investments	1	(11,986)	(7)	(293)	(8,815)
Net increase (decrease) in net assets resulting from operations	1	(5,306)	(3)	(128)	(3,672)
Changes from principal transactions:
Total unit transactions	(2)	(8,408)	(5)	(185)	(5,523)
Increase (decrease) in net assets derived from principal transactions	(2)	(8,408)	(5)	(185)	(5,523)
Total increase (decrease) in net assets	(1)	(13,714)	(8)	(313)	(9,195)
Net assets at December 31, 2020	11	60,878	36	1,243	35,429
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,422	1	12	340
Total realized gain (loss) on investments and capital gains distributions	—	716	—	39	1,147
Net unrealized appreciation (depreciation) of investments	—	17,525	18	522	15,266
Net increase (decrease) in net assets resulting from operations	—	19,663	19	573	16,753
Changes from principal transactions:
Total unit transactions	—	(4,375)	(1)	(239)	(3,458)
Increase (decrease) in net assets derived from principal transactions	—	(4,375)	(1)	(239)	(3,458)
Total increase (decrease) in net assets	—	15,288	18	334	13,295
Net assets at December 31, 2021	$11	$76,166	$54	$1,577	$48,724

The accompanying notes are an integral part of these financial statements.

127

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net assets at January 1, 2020	$29,008	$28,186	$190	$14,297	$26,095
Increase (decrease) in net assets
Operations:
Net investment income (loss)	529	285	(1)	(79)	(173)
Total realized gain (loss) on investments and capital gains distributions	227	38	51	1,510	3,281
Net unrealized appreciation (depreciation) of investments	151	(158)	(5)	2,900	4,892
Net increase (decrease) in net assets resulting from operations	907	165	45	4,331	8,000
Changes from principal transactions:
Total unit transactions	60	(2,506)	(107)	(216)	(1,112)
Increase (decrease) in net assets derived from principal transactions	60	(2,506)	(107)	(216)	(1,112)
Total increase (decrease) in net assets	967	(2,341)	(62)	4,115	6,888
Net assets at December 31, 2020	29,975	25,845	128	18,412	32,983
Increase (decrease) in net assets
Operations:
Net investment income (loss)	413	123	—	(212)	(323)
Total realized gain (loss) on investments and capital gains distributions	(124)	(159)	18	2,683	5,069
Net unrealized appreciation (depreciation) of investments	8,514	7,129	(29)	(4,510)	(8,139)
Net increase (decrease) in net assets resulting from operations	8,803	7,093	(11)	(2,039)	(3,393)
Changes from principal transactions:
Total unit transactions	979	(633)	(24)	(379)	(3,189)
Increase (decrease) in net assets derived from principal transactions	979	(633)	(24)	(379)	(3,189)
Total increase (decrease) in net assets	9,782	6,460	(35)	(2,418)	(6,582)
Net assets at December 31, 2021	$39,757	$32,305	$93	$15,994	$26,401

The accompanying notes are an integral part of these financial statements.

128

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6
Net assets at January 1, 2020	$3	$50,704	$39,048	$363	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(202)	(334)	4	—
Total realized gain (loss) on investments and capital gains distributions	—	(2,141)	(1,997)	33	—
Net unrealized appreciation (depreciation) of investments	1	9,777	7,491	31	—
Net increase (decrease) in net assets resulting from operations	1	7,434	5,160	68	—
Changes from principal transactions:
Total unit transactions	(1)	(1,166)	(2,802)	40	—
Increase (decrease) in net assets derived from principal transactions	(1)	(1,166)	(2,802)	40	—
Total increase (decrease) in net assets	—	6,268	2,358	108	—
Net assets at December 31, 2020	3	56,972	41,406	471	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	(371)	—	2
Total realized gain (loss) on investments and capital gains distributions	—	3,235	2,816	75	—
Net unrealized appreciation (depreciation) of investments	—	7,197	4,636	1	(1)
Net increase (decrease) in net assets resulting from operations	—	10,387	7,081	76	1
Changes from principal transactions:
Total unit transactions	—	62	(2,378)	(87)	292
Increase (decrease) in net assets derived from principal transactions	—	62	(2,378)	(87)	292
Total increase (decrease) in net assets	—	10,449	4,703	(11)	293
Net assets at December 31, 2021	$3	$67,421	$46,109	$460	$293

The accompanying notes are an integral part of these financial statements.

129

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net assets at January 1, 2020	$431,537	$1,030,790	$942	$105,540	$96
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,984	3,850	27	2,918	2
Total realized gain (loss) on investments and capital gains distributions	37,258	99,687	(152)	(4,669)	3
Net unrealized appreciation (depreciation) of investments	31,507	66,951	96	924	9
Net increase (decrease) in net assets resulting from operations	73,749	170,488	(29)	(827)	14
Changes from principal transactions:
Total unit transactions	(7,302)	(31,522)	(167)	(7,335)	(2)
Increase (decrease) in net assets derived from principal transactions	(7,302)	(31,522)	(167)	(7,335)	(2)
Total increase (decrease) in net assets	66,447	138,966	(196)	(8,162)	12
Net assets at December 31, 2020	497,984	1,169,756	746	97,378	108
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,523	(1,911)	6	945	—
Total realized gain (loss) on investments and capital gains distributions	68,631	166,792	(22)	(3,571)	4
Net unrealized appreciation (depreciation) of investments	19,640	33,760	189	25,675	(3)
Net increase (decrease) in net assets resulting from operations	91,794	198,641	173	23,049	1
Changes from principal transactions:
Total unit transactions	12,545	(52,811)	(162)	(6,277)	(1)
Increase (decrease) in net assets derived from principal transactions	12,545	(52,811)	(162)	(6,277)	(1)
Total increase (decrease) in net assets	104,339	145,830	11	16,772	—
Net assets at December 31, 2021	$602,323	$1,315,586	$757	$114,150	$108

The accompanying notes are an integral part of these financial statements.

130

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Net assets at January 1, 2020	$8,458	$247	$1,361	$304	$69,980
Increase (decrease) in net assets
Operations:
Net investment income (loss)	120	2	13	5	1,363
Total realized gain (loss) on investments and capital gains distributions	278	—	(147)	6	(690)
Net unrealized appreciation (depreciation) of investments	639	31	305	3	4,815
Net increase (decrease) in net assets resulting from operations	1,037	33	171	14	5,488
Changes from principal transactions:
Total unit transactions	(304)	(10)	63	(169)	(3,181)
Increase (decrease) in net assets derived from principal transactions	(304)	(10)	63	(169)	(3,181)
Total increase (decrease) in net assets	733	23	234	(155)	2,307
Net assets at December 31, 2020	9,191	270	1,595	149	72,287
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	1	17	3	1,395
Total realized gain (loss) on investments and capital gains distributions	515	64	347	4	1,604
Net unrealized appreciation (depreciation) of investments	(453)	(24)	(118)	(14)	(7,114)
Net increase (decrease) in net assets resulting from operations	30	41	246	(7)	(4,115)
Changes from principal transactions:
Total unit transactions	(248)	(183)	523	(12)	(933)
Increase (decrease) in net assets derived from principal transactions	(248)	(183)	523	(12)	(933)
Total increase (decrease) in net assets	(218)	(142)	769	(19)	(5,048)
Net assets at December 31, 2021	$8,973	$128	$2,364	$130	$67,239

The accompanying notes are an integral part of these financial statements.

131

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2030 Portfolio - Service 2 Class
Net assets at January 1, 2020	$503	$12,222	$6,057	$1,859	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	119	89	16	—
Total realized gain (loss) on investments and capital gains distributions	5	1,145	273	75	—
Net unrealized appreciation (depreciation) of investments	29	(137)	690	143	—
Net increase (decrease) in net assets resulting from operations	45	1,127	1,052	234	—
Changes from principal transactions:
Total unit transactions	106	(6,326)	2,980	74	—
Increase (decrease) in net assets derived from principal transactions	106	(6,326)	2,980	74	—
Total increase (decrease) in net assets	151	(5,199)	4,032	308	—
Net assets at December 31, 2020	654	7,023	10,089	2,167	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	81	124	22	—
Total realized gain (loss) on investments and capital gains distributions	19	547	708	191	—
Net unrealized appreciation (depreciation) of investments	(65)	36	136	(24)	—
Net increase (decrease) in net assets resulting from operations	(34)	664	968	189	—
Changes from principal transactions:
Total unit transactions	(68)	(372)	65	(421)	4
Increase (decrease) in net assets derived from principal transactions	(68)	(372)	65	(421)	4
Total increase (decrease) in net assets	(102)	292	1,033	(232)	4
Net assets at December 31, 2021	$552	$7,315	$11,122	$1,935	$4

The accompanying notes are an integral part of these financial statements.

132

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2040 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2020	$18,659	$8,925	$1,970	$—	$17,160
Increase (decrease) in net assets
Operations:
Net investment income (loss)	180	56	19	—	137
Total realized gain (loss) on investments and capital gains distributions	2,213	409	109	—	2,354
Net unrealized appreciation (depreciation) of investments	(381)	542	192	—	(630)
Net increase (decrease) in net assets resulting from operations	2,012	1,007	320	—	1,861
Changes from principal transactions:
Total unit transactions	(11,147)	(1,310)	281	—	(11,785)
Increase (decrease) in net assets derived from principal transactions	(11,147)	(1,310)	281	—	(11,785)
Total increase (decrease) in net assets	(9,135)	(303)	601	—	(9,924)
Net assets at December 31, 2020	9,524	8,622	2,571	—	7,236
Increase (decrease) in net assets
Operations:
Net investment income (loss)	102	96	31	—	52
Total realized gain (loss) on investments and capital gains distributions	601	670	222	—	421
Net unrealized appreciation (depreciation) of investments	691	440	104	—	829
Net increase (decrease) in net assets resulting from operations	1,394	1,206	357	—	1,302
Changes from principal transactions:
Total unit transactions	2,520	914	332	15	1,595
Increase (decrease) in net assets derived from principal transactions	2,520	914	332	15	1,595
Total increase (decrease) in net assets	3,914	2,120	689	15	2,897
Net assets at December 31, 2021	$13,438	$10,742	$3,260	$15	$10,133

The accompanying notes are an integral part of these financial statements.

133

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2050 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net assets at January 1, 2020	$5,102	$2,745	$—	$7,159	$3,535
Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	27	—	54	25
Total realized gain (loss) on investments and capital gains distributions	221	146	—	1,019	268
Net unrealized appreciation (depreciation) of investments	621	284	—	(90)	434
Net increase (decrease) in net assets resulting from operations	884	457	—	983	727
Changes from principal transactions:
Total unit transactions	818	176	—	(4,800)	886
Increase (decrease) in net assets derived from principal transactions	818	176	—	(4,800)	886
Total increase (decrease) in net assets	1,702	633	—	(3,817)	1,613
Net assets at December 31, 2020	6,804	3,378	—	3,342	5,148
Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	36	—	14	31
Total realized gain (loss) on investments and capital gains distributions	460	215	—	250	398
Net unrealized appreciation (depreciation) of investments	663	334	—	283	503
Net increase (decrease) in net assets resulting from operations	1,185	585	—	547	932
Changes from principal transactions:
Total unit transactions	796	366	1	406	1,104
Increase (decrease) in net assets derived from principal transactions	796	366	1	406	1,104
Total increase (decrease) in net assets	1,981	951	1	953	2,036
Net assets at December 31, 2021	$8,785	$4,329	$1	$4,295	$7,184

The accompanying notes are an integral part of these financial statements.

134

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class
Net assets at January 1, 2020	$1,618	$—	$—	$3,374	$1,114
Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	—	—	38	10
Total realized gain (loss) on investments and capital gains distributions	76	—	—	329	59
Net unrealized appreciation (depreciation) of investments	219	—	—	(83)	43
Net increase (decrease) in net assets resulting from operations	309	—	—	284	112
Changes from principal transactions:
Total unit transactions	350	4	9	(2,581)	8
Increase (decrease) in net assets derived from principal transactions	350	4	9	(2,581)	8
Total increase (decrease) in net assets	659	4	9	(2,297)	120
Net assets at December 31, 2020	2,277	4	9	1,077	1,234
Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	1	1	7	9
Total realized gain (loss) on investments and capital gains distributions	151	5	6	45	54
Net unrealized appreciation (depreciation) of investments	235	(1)	—	(2)	(9)
Net increase (decrease) in net assets resulting from operations	408	5	7	50	54
Changes from principal transactions:
Total unit transactions	375	74	70	(64)	(133)
Increase (decrease) in net assets derived from principal transactions	375	74	70	(64)	(133)
Total increase (decrease) in net assets	783	79	77	(14)	(79)
Net assets at December 31, 2021	$3,060	$83	$86	$1,063	$1,155

The accompanying notes are an integral part of these financial statements.

135

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Index Solution Income Portfolio - Service 2 Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class
Net assets at January 1, 2020	$736	$197	$73,467	$59	$468
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	4	1,719	2	4
Total realized gain (loss) on investments and capital gains distributions	19	19	7,323	2	(2)
Net unrealized appreciation (depreciation) of investments	46	(29)	(10,714)	(5)	17
Net increase (decrease) in net assets resulting from operations	70	(6)	(1,672)	(1)	19
Changes from principal transactions:
Total unit transactions	(26)	(22)	(5,464)	(4)	(200)
Increase (decrease) in net assets derived from principal transactions	(26)	(22)	(5,464)	(4)	(200)
Total increase (decrease) in net assets	44	(28)	(7,136)	(5)	(181)
Net assets at December 31, 2020	780	169	66,331	54	287
Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	3	1,011	1	7
Total realized gain (loss) on investments and capital gains distributions	35	—	442	(2)	14
Net unrealized appreciation (depreciation) of investments	(6)	15	5,664	7	8
Net increase (decrease) in net assets resulting from operations	34	18	7,117	6	29
Changes from principal transactions:
Total unit transactions	(103)	(9)	(4,744)	—	(19)
Increase (decrease) in net assets derived from principal transactions	(103)	(9)	(4,744)	—	(19)
Total increase (decrease) in net assets	(69)	9	2,373	6	10
Net assets at December 31, 2021	$711	$178	$68,704	$60	$297

The accompanying notes are an integral part of these financial statements.

136

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2030 Portfolio - Service Class	Voya Solution 2035 Portfolio - Adviser Class
Net assets at January 1, 2020	$11,199	$135,241	$6,734	$—	$475
Increase (decrease) in net assets
Operations:
Net investment income (loss)	188	1,563	67	—	6
Total realized gain (loss) on investments and capital gains distributions	516	2,987	133	—	25
Net unrealized appreciation (depreciation) of investments	1,116	12,066	217	—	17
Net increase (decrease) in net assets resulting from operations	1,820	16,616	417	—	48
Changes from principal transactions:
Total unit transactions	1,784	(5,190)	(1,605)	—	(147)
Increase (decrease) in net assets derived from principal transactions	1,784	(5,190)	(1,605)	—	(147)
Total increase (decrease) in net assets	3,604	11,426	(1,188)	—	(99)
Net assets at December 31, 2020	14,803	146,667	5,546	—	376
Increase (decrease) in net assets
Operations:
Net investment income (loss)	338	2,885	135	—	7
Total realized gain (loss) on investments and capital gains distributions	931	6,750	333	—	17
Net unrealized appreciation (depreciation) of investments	245	4,510	73	3	27
Net increase (decrease) in net assets resulting from operations	1,514	14,145	541	3	51
Changes from principal transactions:
Total unit transactions	1,354	(437)	(275)	131	3
Increase (decrease) in net assets derived from principal transactions	1,354	(437)	(275)	131	3
Total increase (decrease) in net assets	2,868	13,708	266	134	54
Net assets at December 31, 2021	$17,671	$160,375	$5,812	$134	$430

The accompanying notes are an integral part of these financial statements.

137

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2040 Portfolio - Initial Class	Voya Solution 2040 Portfolio - Service Class
Net assets at January 1, 2020	$11,644	$154,810	$11,338	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	149	1,454	97	—	—
Total realized gain (loss) on investments and capital gains distributions	769	6,426	495	—	—
Net unrealized appreciation (depreciation) of investments	874	12,769	504	—	—
Net increase (decrease) in net assets resulting from operations	1,792	20,649	1,096	—	—
Changes from principal transactions:
Total unit transactions	1,465	(4,909)	(2,601)	—	—
Increase (decrease) in net assets derived from principal transactions	1,465	(4,909)	(2,601)	—	—
Total increase (decrease) in net assets	3,257	15,740	(1,505)	—	—
Net assets at December 31, 2020	14,901	170,550	9,833	—	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	213	2,345	161	—	—
Total realized gain (loss) on investments and capital gains distributions	997	7,554	706	—	—
Net unrealized appreciation (depreciation) of investments	863	12,710	402	—	—
Net increase (decrease) in net assets resulting from operations	2,073	22,609	1,269	—	—
Changes from principal transactions:
Total unit transactions	860	6,775	(912)	—	2
Increase (decrease) in net assets derived from principal transactions	860	6,775	(912)	—	2
Total increase (decrease) in net assets	2,933	29,384	357	—	2
Net assets at December 31, 2021	$17,834	$199,934	$10,190	$—	$2

The accompanying notes are an integral part of these financial statements.

138

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2050 Portfolio - Initial Class
Net assets at January 1, 2020	$18	$8,702	$113,924	$5,014	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	95	856	35	—
Total realized gain (loss) on investments and capital gains distributions	1	389	4,040	271	—
Net unrealized appreciation (depreciation) of investments	1	957	12,596	250	—
Net increase (decrease) in net assets resulting from operations	2	1,441	17,492	556	—
Changes from principal transactions:
Total unit transactions	—	1,002	(4,609)	(1,240)	—
Increase (decrease) in net assets derived from principal transactions	—	1,002	(4,609)	(1,240)	—
Total increase (decrease) in net assets	2	2,443	12,883	(684)	—
Net assets at December 31, 2020	20	11,145	126,807	4,330	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	142	1,359	63	—
Total realized gain (loss) on investments and capital gains distributions	2	1,144	10,006	403	—
Net unrealized appreciation (depreciation) of investments	1	737	9,485	224	—
Net increase (decrease) in net assets resulting from operations	3	2,023	20,850	690	—
Changes from principal transactions:
Total unit transactions	1	2,543	4,358	(510)	—
Increase (decrease) in net assets derived from principal transactions	1	2,543	4,358	(510)	—
Total increase (decrease) in net assets	4	4,566	25,208	180	—
Net assets at December 31, 2021	$24	$15,711	$152,015	$4,510	$—

The accompanying notes are an integral part of these financial statements.

139

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Solution 2050 Portfolio - Service Class	Voya Solution 2050 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class
Net assets at January 1, 2020	$—	$—	$4,029	$30,438	$1,692
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	35	173	4
Total realized gain (loss) on investments and capital gains distributions	—	—	260	2,156	(85)
Net unrealized appreciation (depreciation) of investments	—	—	590	3,349	113
Net increase (decrease) in net assets resulting from operations	—	—	885	5,678	32
Changes from principal transactions:
Total unit transactions	—	—	1,237	3,450	(517)
Increase (decrease) in net assets derived from principal transactions	—	—	1,237	3,450	(517)
Total increase (decrease) in net assets	—	—	2,122	9,128	(485)
Net assets at December 31, 2020	—	—	6,151	39,566	1,207
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	49	569	24
Total realized gain (loss) on investments and capital gains distributions	—	—	1,002	6,319	201
Net unrealized appreciation (depreciation) of investments	—	—	72	(230)	(14)
Net increase (decrease) in net assets resulting from operations	—	—	1,123	6,658	211
Changes from principal transactions:
Total unit transactions	11	—	1,719	2,887	128
Increase (decrease) in net assets derived from principal transactions	11	—	1,719	2,887	128
Total increase (decrease) in net assets	11	—	2,842	9,545	339
Net assets at December 31, 2021	$11	$—	$8,993	$49,111	$1,546

The accompanying notes are an integral part of these financial statements.

140

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Solution 2060 Portfolio - Initial Class	Voya Solution 2060 Portfolio - Service Class	Voya Solution 2060 Portfolio - Service 2 Class	Voya Solution 2065 Portfolio - Initial Class	Voya Solution 2065 Portfolio - Service Class
Net assets at January 1, 2020	$—	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—	4
Total realized gain (loss) on investments and capital gains distributions	—	—	—	—	8
Net unrealized appreciation (depreciation) of investments	—	—	—	—	19
Net increase (decrease) in net assets resulting from operations	—	—	—	—	31
Changes from principal transactions:
Total unit transactions	—	—	—	—	322
Increase (decrease) in net assets derived from principal transactions	—	—	—	—	322
Total increase (decrease) in net assets	—	—	—	—	353
Net assets at December 31, 2020	—	—	—	—	353
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—	38
Total realized gain (loss) on investments and capital gains distributions	—	—	—	—	129
Net unrealized appreciation (depreciation) of investments	—	—	—	—	(73)
Net increase (decrease) in net assets resulting from operations	—	—	—	—	94
Changes from principal transactions:
Total unit transactions	—	54	1	1	920
Increase (decrease) in net assets derived from principal transactions	—	54	1	1	920
Total increase (decrease) in net assets	—	54	1	1	1,014
Net assets at December 31, 2021	$—	$54	$1	$1	$1,367

The accompanying notes are an integral part of these financial statements.

141

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2020	$5,786	$855	$8,415	$38,441	$3,320
Increase (decrease) in net assets
Operations:
Net investment income (loss)	58	8	198	581	48
Total realized gain (loss) on investments and capital gains distributions	295	33	89	612	64
Net unrealized appreciation (depreciation) of investments	372	12	848	2,717	213
Net increase (decrease) in net assets resulting from operations	725	53	1,135	3,910	325
Changes from principal transactions:
Total unit transactions	90	(447)	2,299	(4,427)	(400)
Increase (decrease) in net assets derived from principal transactions	90	(447)	2,299	(4,427)	(400)
Total increase (decrease) in net assets	815	(394)	3,434	(517)	(75)
Net assets at December 31, 2020	6,601	461	11,849	37,924	3,245
Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	10	348	770	81
Total realized gain (loss) on investments and capital gains distributions	169	24	729	2,392	214
Net unrealized appreciation (depreciation) of investments	657	(8)	(322)	(1,158)	(110)
Net increase (decrease) in net assets resulting from operations	883	26	755	2,004	185
Changes from principal transactions:
Total unit transactions	634	(44)	672	(5,373)	(480)
Increase (decrease) in net assets derived from principal transactions	634	(44)	672	(5,373)	(480)
Total increase (decrease) in net assets	1,517	(18)	1,427	(3,369)	(295)
Net assets at December 31, 2021	$8,118	$443	$13,276	$34,555	$2,950

The accompanying notes are an integral part of these financial statements.

142

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Net assets at January 1, 2020	$7,654	$51	$34,644	$67,826	$351
Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	—	355	362	(1)
Total realized gain (loss) on investments and capital gains distributions	161	—	(473)	(2,145)	(60)
Net unrealized appreciation (depreciation) of investments	507	1	952	2,608	167
Net increase (decrease) in net assets resulting from operations	765	1	834	825	106
Changes from principal transactions:
Total unit transactions	(100)	(17)	(2,000)	(6,525)	(80)
Increase (decrease) in net assets derived from principal transactions	(100)	(17)	(2,000)	(6,525)	(80)
Total increase (decrease) in net assets	665	(16)	(1,166)	(5,700)	26
Net assets at December 31, 2020	8,319	35	33,478	62,126	377
Increase (decrease) in net assets
Operations:
Net investment income (loss)	106	—	210	51	(1)
Total realized gain (loss) on investments and capital gains distributions	192	4	1,041	1,393	32
Net unrealized appreciation (depreciation) of investments	378	4	7,669	14,149	42
Net increase (decrease) in net assets resulting from operations	676	8	8,920	15,593	73
Changes from principal transactions:
Total unit transactions	(361)	(25)	(1,595)	(6,069)	(5)
Increase (decrease) in net assets derived from principal transactions	(361)	(25)	(1,595)	(6,069)	(5)
Total increase (decrease) in net assets	315	(17)	7,325	9,524	68
Net assets at December 31, 2021	$8,634	$18	$40,803	$71,650	$445

The accompanying notes are an integral part of these financial statements.

143

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net assets at January 1, 2020	$156,083	$13,169	$145	$5,775	$260
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,365)	(130)	—	(7)	3
Total realized gain (loss) on investments and capital gains distributions	(1,978)	(490)	5	3	7
Net unrealized appreciation (depreciation) of investments	48,317	3,136	6	472	(13)
Net increase (decrease) in net assets resulting from operations	44,974	2,516	11	468	(3)
Changes from principal transactions:
Total unit transactions	(17,187)	(1,452)	(3)	36	(19)
Increase (decrease) in net assets derived from principal transactions	(17,187)	(1,452)	(3)	36	(19)
Total increase (decrease) in net assets	27,787	1,064	8	504	(22)
Net assets at December 31, 2020	183,870	14,233	153	6,279	238
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,718)	(97)	(1)	(69)	1
Total realized gain (loss) on investments and capital gains distributions	15,852	1,807	3	516	25
Net unrealized appreciation (depreciation) of investments	20,144	1,544	48	1,883	42
Net increase (decrease) in net assets resulting from operations	34,278	3,254	50	2,330	68
Changes from principal transactions:
Total unit transactions	(13,773)	19	(3)	4,237	(113)
Increase (decrease) in net assets derived from principal transactions	(13,773)	19	(3)	4,237	(113)
Total increase (decrease) in net assets	20,505	3,273	47	6,567	(45)
Net assets at December 31, 2021	$204,375	$17,506	$200	$12,846	$193

The accompanying notes are an integral part of these financial statements.

144

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Global Portfolio - Adviser Class
Net assets at January 1, 2020	$60,153	$1,487	$281,505	$1,061	$266
Increase (decrease) in net assets
Operations:
Net investment income (loss)	582	15	2,280	9	1
Total realized gain (loss) on investments and capital gains distributions	3,526	56	16,774	7	4
Net unrealized appreciation (depreciation) of investments	(5,653)	59	2,458	34	54
Net increase (decrease) in net assets resulting from operations	(1,545)	130	21,512	50	59
Changes from principal transactions:
Total unit transactions	(5,156)	(26)	(26,680)	(111)	(39)
Increase (decrease) in net assets derived from principal transactions	(5,156)	(26)	(26,680)	(111)	(39)
Total increase (decrease) in net assets	(6,701)	104	(5,168)	(61)	20
Net assets at December 31, 2020	53,452	1,591	276,337	1,000	286
Increase (decrease) in net assets
Operations:
Net investment income (loss)	324	11	1,270	7	(1)
Total realized gain (loss) on investments and capital gains distributions	2,403	30	7,766	21	29
Net unrealized appreciation (depreciation) of investments	13,907	240	38,671	152	10
Net increase (decrease) in net assets resulting from operations	16,634	281	47,707	180	38
Changes from principal transactions:
Total unit transactions	136	(113)	(18,724)	48	(55)
Increase (decrease) in net assets derived from principal transactions	136	(113)	(18,724)	48	(55)
Total increase (decrease) in net assets	16,770	168	28,983	228	(17)
Net assets at December 31, 2021	$70,222	$1,759	$305,320	$1,228	$269

The accompanying notes are an integral part of these financial statements.

145

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2020	$603,394	$1,758	$270	$21,263	$60,015
Increase (decrease) in net assets
Operations:
Net investment income (loss)	784	(1)	1	103	73
Total realized gain (loss) on investments and capital gains distributions	34,002	84	(13)	237	640
Net unrealized appreciation (depreciation) of investments	109,074	385	6	(697)	(1,950)
Net increase (decrease) in net assets resulting from operations	143,860	468	(6)	(357)	(1,237)
Changes from principal transactions:
Total unit transactions	(65,489)	23	(62)	(2,254)	(6,433)
Increase (decrease) in net assets derived from principal transactions	(65,489)	23	(62)	(2,254)	(6,433)
Total increase (decrease) in net assets	78,371	491	(68)	(2,611)	(7,670)
Net assets at December 31, 2020	681,765	2,249	202	18,652	52,345
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7,328)	(25)	—	37	(197)
Total realized gain (loss) on investments and capital gains distributions	60,963	152	8	488	598
Net unrealized appreciation (depreciation) of investments	40,559	194	49	4,711	13,878
Net increase (decrease) in net assets resulting from operations	94,194	321	57	5,236	14,279
Changes from principal transactions:
Total unit transactions	(53,209)	50	(19)	(1,363)	(5,781)
Increase (decrease) in net assets derived from principal transactions	(53,209)	50	(19)	(1,363)	(5,781)
Total increase (decrease) in net assets	40,985	371	38	3,873	8,498
Net assets at December 31, 2021	$722,750	$2,620	$240	$22,525	$60,843

The accompanying notes are an integral part of these financial statements.

146

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Net assets at January 1, 2020	$388	$—	$515,075	$1,259	$1,070
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(4,749)	(9)	(4)
Total realized gain (loss) on investments and capital gains distributions	46	—	67,490	139	61
Net unrealized appreciation (depreciation) of investments	60	—	80,714	185	295
Net increase (decrease) in net assets resulting from operations	105	—	143,455	315	352
Changes from principal transactions:
Total unit transactions	(39)	—	(48,241)	(186)	(160)
Increase (decrease) in net assets derived from principal transactions	(39)	—	(48,241)	(186)	(160)
Total increase (decrease) in net assets	66	—	95,214	129	192
Net assets at December 31, 2020	454	—	610,289	1,388	1,262
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	(6,492)	(14)	(4)
Total realized gain (loss) on investments and capital gains distributions	86	—	119,665	266	145
Net unrealized appreciation (depreciation) of investments	(28)	3	(38,420)	(79)	72
Net increase (decrease) in net assets resulting from operations	56	3	74,753	173	213
Changes from principal transactions:
Total unit transactions	(30)	389	(46,693)	62	(209)
Increase (decrease) in net assets derived from principal transactions	(30)	389	(46,693)	62	(209)
Total increase (decrease) in net assets	26	392	28,060	235	4
Net assets at December 31, 2021	$480	$392	$638,349	$1,623	$1,266

The accompanying notes are an integral part of these financial statements.

147

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Target In-Retirement Fund - Class R6	Voya Target Retirement 2025 Fund - Class R6	Voya Target Retirement 2030 Fund - Class R6
Net assets at January 1, 2020	$556,786	$3,244	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,252)	(23)	—	—	—
Total realized gain (loss) on investments and capital gains distributions	49,002	168	—	—	—
Net unrealized appreciation (depreciation) of investments	145,589	803	—	—	—
Net increase (decrease) in net assets resulting from operations	189,339	948	—	—	—
Changes from principal transactions:
Total unit transactions	(32,573)	(699)	—	—	—
Increase (decrease) in net assets derived from principal transactions	(32,573)	(699)	—	—	—
Total increase (decrease) in net assets	156,766	249	—	—	—
Net assets at December 31, 2020	713,552	3,493	—	—	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,751)	(29)	1	2	—
Total realized gain (loss) on investments and capital gains distributions	86,434	422	2	9	—
Net unrealized appreciation (depreciation) of investments	53,910	241	(2)	(10)	—
Net increase (decrease) in net assets resulting from operations	133,593	634	1	1	—
Changes from principal transactions:
Total unit transactions	(31,693)	(122)	26	85	2
Increase (decrease) in net assets derived from principal transactions	(31,693)	(122)	26	85	2
Total increase (decrease) in net assets	101,900	512	27	86	2
Net assets at December 31, 2021	$815,452	$4,005	$27	$86	$2

The accompanying notes are an integral part of these financial statements.

148

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Target Retirement 2035 Fund - Class R6	Voya Target Retirement 2040 Fund - Class R6	Voya Target Retirement 2045 Fund - Class R6	Voya Target Retirement 2050 Fund - Class R6	Voya Target Retirement 2055 Fund - Class R6
Net assets at January 1, 2020	$—	$—	$—	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—	—
Total realized gain (loss) on investments and capital gains distributions	—	—	—	—	—
Net unrealized appreciation (depreciation) of investments	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	—	—	—	—	—
Changes from principal transactions:
Total unit transactions	—	—	—	—	—
Increase (decrease) in net assets derived from principal transactions	—	—	—	—	—
Total increase (decrease) in net assets	—	—	—	—	—
Net assets at December 31, 2020	—	—	—	—	—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	4	—	1
Total realized gain (loss) on investments and capital gains distributions	16	—	25	2	9
Net unrealized appreciation (depreciation) of investments	(18)	—	(27)	(2)	(9)
Net increase (decrease) in net assets resulting from operations	1	—	2	—	1
Changes from principal transactions:
Total unit transactions	126	—	155	11	51
Increase (decrease) in net assets derived from principal transactions	126	—	155	11	51
Total increase (decrease) in net assets	127	—	157	11	52
Net assets at December 31, 2021	$127	$—	$157	$11	$52

The accompanying notes are an integral part of these financial statements.

149

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Target Retirement 2060 Fund - Class R6	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2020	$—	$7,835	$30,351	$71,733	$60,494
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	108	464	748	787
Total realized gain (loss) on investments and capital gains distributions	—	1,872	1,019	8,585	4,101
Net unrealized appreciation (depreciation) of investments	—	(869)	1,401	(143)	1,611
Net increase (decrease) in net assets resulting from operations	—	1,111	2,884	9,190	6,499
Changes from principal transactions:
Total unit transactions	—	587	499	(2,656)	(3,472)
Increase (decrease) in net assets derived from principal transactions	—	587	499	(2,656)	(3,472)
Total increase (decrease) in net assets	—	1,698	3,383	6,534	3,027
Net assets at December 31, 2020	—	9,533	33,734	78,267	63,521
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	72	546	769	892
Total realized gain (loss) on investments and capital gains distributions	1	730	639	5,015	4,275
Net unrealized appreciation (depreciation) of investments	(1)	1,661	1,487	6,727	2,820
Net increase (decrease) in net assets resulting from operations	—	2,463	2,672	12,511	7,987
Changes from principal transactions:
Total unit transactions	5	294	(1,708)	(2,851)	(1,691)
Increase (decrease) in net assets derived from principal transactions	5	294	(1,708)	(2,851)	(1,691)
Total increase (decrease) in net assets	5	2,757	964	9,660	6,296
Net assets at December 31, 2021	$5	$12,290	$34,698	$87,927	$69,817

The accompanying notes are an integral part of these financial statements.

150

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S
Net assets at January 1, 2020	$1,537	$1,215,091	$236	$86,802	$11,598
Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	3,165	1	1,265	107
Total realized gain (loss) on investments and capital gains distributions	154	157,388	26	182	13
Net unrealized appreciation (depreciation) of investments	64	11,258	15	(3,616)	(489)
Net increase (decrease) in net assets resulting from operations	227	171,811	42	(2,169)	(369)
Changes from principal transactions:
Total unit transactions	(177)	(125,246)	20	(9,083)	(1,079)
Increase (decrease) in net assets derived from principal transactions	(177)	(125,246)	20	(9,083)	(1,079)
Total increase (decrease) in net assets	50	46,565	62	(11,252)	(1,448)
Net assets at December 31, 2020	1,587	1,261,656	298	75,550	10,150
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1,415)	(1)	1,431	122
Total realized gain (loss) on investments and capital gains distributions	713	627,339	142	1,266	275
Net unrealized appreciation (depreciation) of investments	(313)	(290,153)	(63)	11,789	1,466
Net increase (decrease) in net assets resulting from operations	402	335,771	78	14,486	1,863
Changes from principal transactions:
Total unit transactions	(479)	(120,445)	(68)	(5,953)	(800)
Increase (decrease) in net assets derived from principal transactions	(479)	(120,445)	(68)	(5,953)	(800)
Total increase (decrease) in net assets	(77)	215,326	10	8,533	1,063
Net assets at December 31, 2021	$1,510	$1,476,982	$308	$84,083	$11,213

The accompanying notes are an integral part of these financial statements.

151

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2020	$386,977	$207	$310,525	$59	$132,714
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,089	2	1,375	1	184
Total realized gain (loss) on investments and capital gains distributions	49,124	35	11,508	(3)	5,848
Net unrealized appreciation (depreciation) of investments	911	(18)	3,893	5	(2,290)
Net increase (decrease) in net assets resulting from operations	52,124	19	16,776	3	3,742
Changes from principal transactions:
Total unit transactions	(33,977)	(96)	(28,774)	(19)	(10,264)
Increase (decrease) in net assets derived from principal transactions	(33,977)	(96)	(28,774)	(19)	(10,264)
Total increase (decrease) in net assets	18,147	(77)	(11,998)	(16)	(6,522)
Net assets at December 31, 2020	405,124	130	298,527	43	126,192
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58)	—	(216)	—	(488)
Total realized gain (loss) on investments and capital gains distributions	51,023	10	11,884	1	6,193
Net unrealized appreciation (depreciation) of investments	57,465	26	65,323	10	28,068
Net increase (decrease) in net assets resulting from operations	108,430	36	76,991	11	33,773
Changes from principal transactions:
Total unit transactions	(34,455)	1	(23,475)	(8)	(6,315)
Increase (decrease) in net assets derived from principal transactions	(34,455)	1	(23,475)	(8)	(6,315)
Total increase (decrease) in net assets	73,975	37	53,516	3	27,458
Net assets at December 31, 2021	$479,099	$167	$352,043	$46	$153,650

The accompanying notes are an integral part of these financial statements.

152

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2020	$165	$43,908	$9	$97,199	$2,678
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	727	—	(520)	(2)
Total realized gain (loss) on investments and capital gains distributions	—	(198)	—	10,574	472
Net unrealized appreciation (depreciation) of investments	3	2,280	1	25,669	551
Net increase (decrease) in net assets resulting from operations	4	2,809	1	35,723	1,021
Changes from principal transactions:
Total unit transactions	(23)	(1,648)	1	7,742	(127)
Increase (decrease) in net assets derived from principal transactions	(23)	(1,648)	1	7,742	(127)
Total increase (decrease) in net assets	(19)	1,161	2	43,465	894
Net assets at December 31, 2020	146	45,069	11	140,664	3,572
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	488	—	(834)	(8)
Total realized gain (loss) on investments and capital gains distributions	2	843	—	10,439	459
Net unrealized appreciation (depreciation) of investments	38	2,910	1	30,992	568
Net increase (decrease) in net assets resulting from operations	40	4,241	1	40,597	1,019
Changes from principal transactions:
Total unit transactions	(10)	(1,432)	—	(1,155)	(247)
Increase (decrease) in net assets derived from principal transactions	(10)	(1,432)	—	(1,155)	(247)
Total increase (decrease) in net assets	30	2,809	1	39,442	772
Net assets at December 31, 2021	$176	$47,878	$12	$180,106	$4,344

The accompanying notes are an integral part of these financial statements.

153

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2020	$177,976	$489	$536	$19,633	$20,857
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,389	1	—	(1)	(168)
Total realized gain (loss) on investments and capital gains distributions	14,540	40	16	903	2,538
Net unrealized appreciation (depreciation) of investments	23,483	51	(19)	(919)	4,099
Net increase (decrease) in net assets resulting from operations	39,412	92	(3)	(17)	6,469
Changes from principal transactions:
Total unit transactions	11,868	(41)	(40)	97	(2,272)
Increase (decrease) in net assets derived from principal transactions	11,868	(41)	(40)	97	(2,272)
Total increase (decrease) in net assets	51,280	51	(43)	80	4,197
Net assets at December 31, 2020	229,256	540	493	19,713	25,054
Increase (decrease) in net assets
Operations:
Net investment income (loss)	926	—	5	184	(247)
Total realized gain (loss) on investments and capital gains distributions	19,513	88	22	688	2,848
Net unrealized appreciation (depreciation) of investments	40,593	44	80	3,379	30
Net increase (decrease) in net assets resulting from operations	61,032	132	107	4,251	2,631
Changes from principal transactions:
Total unit transactions	5,561	(103)	(8)	724	(2,487)
Increase (decrease) in net assets derived from principal transactions	5,561	(103)	(8)	724	(2,487)
Total increase (decrease) in net assets	66,593	29	99	4,975	144
Net assets at December 31, 2021	$295,849	$569	$592	$24,688	$25,198

The accompanying notes are an integral part of these financial statements.

154

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I
Net assets at January 1, 2020	$183,792	$89,526	$141,444	$168	$20,131
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,227	245	(462)	—	526
Total realized gain (loss) on investments and capital gains distributions	14,338	3,274	(3,605)	(16)	544
Net unrealized appreciation (depreciation) of investments	11,970	13,971	16,720	29	376
Net increase (decrease) in net assets resulting from operations	27,535	17,490	12,653	13	1,446
Changes from principal transactions:
Total unit transactions	(7,140)	1,884	(13,353)	(51)	9,826
Increase (decrease) in net assets derived from principal transactions	(7,140)	1,884	(13,353)	(51)	9,826
Total increase (decrease) in net assets	20,395	19,374	(700)	(38)	11,272
Net assets at December 31, 2020	204,187	108,900	140,744	130	31,403
Increase (decrease) in net assets
Operations:
Net investment income (loss)	548	(261)	(1,285)	—	394
Total realized gain (loss) on investments and capital gains distributions	18,504	1,684	(46)	1	802
Net unrealized appreciation (depreciation) of investments	24,260	13,324	20,195	18	(2,013)
Net increase (decrease) in net assets resulting from operations	43,312	14,747	18,864	19	(817)
Changes from principal transactions:
Total unit transactions	(3,240)	5,040	(12,799)	(5)	(2,085)
Increase (decrease) in net assets derived from principal transactions	(3,240)	5,040	(12,799)	(5)	(2,085)
Total increase (decrease) in net assets	40,072	19,787	6,065	14	(2,902)
Net assets at December 31, 2021	$244,259	$128,687	$146,809	$144	$28,501

The accompanying notes are an integral part of these financial statements.

155

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class R6	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2020	$266,926	$—	$1,081	$64,232	$99
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,978)	—	(5)	(580)	—
Total realized gain (loss) on investments and capital gains distributions	13,250	—	120	(1,325)	(6)
Net unrealized appreciation (depreciation) of investments	90,230	—	295	16,909	20
Net increase (decrease) in net assets resulting from operations	101,502	—	410	15,004	14
Changes from principal transactions:
Total unit transactions	(16,199)	—	(244)	(4,034)	(55)
Increase (decrease) in net assets derived from principal transactions	(16,199)	—	(244)	(4,034)	(55)
Total increase (decrease) in net assets	85,303	—	166	10,970	(41)
Net assets at December 31, 2020	352,229	—	1,247	75,202	58
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,053)	—	(6)	(727)	—
Total realized gain (loss) on investments and capital gains distributions	55,372	—	259	7,136	7
Net unrealized appreciation (depreciation) of investments	(13,097)	—	(132)	(3,618)	(4)
Net increase (decrease) in net assets resulting from operations	39,222	—	121	2,791	3
Changes from principal transactions:
Total unit transactions	(18,074)	50	(327)	(4,695)	(8)
Increase (decrease) in net assets derived from principal transactions	(18,074)	50	(327)	(4,695)	(8)
Total increase (decrease) in net assets	21,148	50	(206)	(1,904)	(5)
Net assets at December 31, 2021	$373,377	$50	$1,041	$73,298	$53

The accompanying notes are an integral part of these financial statements.

156

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	Wanger International	Wanger Select	Wanger USA	American Funds® Washington Mutual Investors FundSM - Class R-3	American Funds® Washington Mutual Investors FundSM - Class R-4
Net assets at January 1, 2020	$40,999	$61,435	$95,744	$1,149	$233,053
Increase (decrease) in net assets
Operations:
Net investment income (loss)	474	(92)	(635)	10	1,872
Total realized gain (loss) on investments and capital gains distributions	(918)	2,402	(929)	(1)	12,949
Net unrealized appreciation (depreciation) of investments	5,288	11,679	21,083	18	(1,043)
Net increase (decrease) in net assets resulting from operations	4,844	13,989	19,519	27	13,778
Changes from principal transactions:
Total unit transactions	(4,263)	(7,218)	(13,176)	(145)	(13,722)
Increase (decrease) in net assets derived from principal transactions	(4,263)	(7,218)	(13,176)	(145)	(13,722)
Total increase (decrease) in net assets	581	6,771	6,343	(118)	56
Net assets at December 31, 2020	41,580	68,206	102,087	1,031	233,109
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(644)	7	6	1,165
Total realized gain (loss) on investments and capital gains distributions	648	6,962	4,417	106	23,286
Net unrealized appreciation (depreciation) of investments	6,391	(2,878)	3,738	148	36,820
Net increase (decrease) in net assets resulting from operations	6,953	3,440	8,162	260	61,271
Changes from principal transactions:
Total unit transactions	(5,755)	(6,014)	(8,657)	(194)	(14,923)
Increase (decrease) in net assets derived from principal transactions	(5,755)	(6,014)	(8,657)	(194)	(14,923)
Total increase (decrease) in net assets	1,198	(2,574)	(495)	66	46,348
Net assets at December 31, 2021	$42,778	$65,632	$101,592	$1,097	$279,457

The accompanying notes are an integral part of these financial statements.

157

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statements of Changes in Net Assets

For the Years Ended December 31, 2021 and 2020

(In thousands)

	American Funds® Washington Mutual Investors FundSM - Class R-6	Allspring Small Company Growth Fund - Administrator Class	Allspring Small Company Value Fund - Class A	Allspring Special Small Cap Value Fund - Class A
Net assets at January 1, 2020	$—	$7,076	$128	$118,289
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(76)	—	(662)
Total realized gain (loss) on investments and capital gains distributions	—	891	(1)	6,284
Net unrealized appreciation (depreciation) of investments	—	1,168	4	(7,281)
Net increase (decrease) in net assets resulting from operations	—	1,983	3	(1,659)
Changes from principal transactions:
Total unit transactions	—	328	—	(9,701)
Increase (decrease) in net assets derived from principal transactions	—	328	—	(9,701)
Total increase (decrease) in net assets	—	2,311	3	(11,360)
Net assets at December 31, 2020	—	9,387	131	106,929
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(136)	(2)	(1,077)
Total realized gain (loss) on investments and capital gains distributions	1	4,810	13	14,030
Net unrealized appreciation (depreciation) of investments	2	(3,176)	37	14,477
Net increase (decrease) in net assets resulting from operations	3	1,498	48	27,430
Changes from principal transactions:
Total unit transactions	73	2,249	24	(9,187)
Increase (decrease) in net assets derived from principal transactions	73	2,249	24	(9,187)
Total increase (decrease) in net assets	76	3,747	72	18,243
Net assets at December 31, 2021	$76	$13,134	$203	$125,172

The accompanying notes are an integral part of these financial statements.

158

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

1. ORGANIZATION

Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2021, the Account had 367 investment divisions (the “Divisions”), 196 of which invest in independently managed mutual funds and 171 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2021 and related Trusts are as follows:

AB Relative Value Fund, Inc.:	AIM Variable Insurance Funds:
AB Relative Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I
AB Variable Products Series Fund, Inc.:	Invesco V.I. Core Equity Fund - Series I
AB VPS Growth and Income Portfolio - Class A	Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Aberdeen Funds:	Invesco V.I. Global Fund - Series I
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	Invesco V.I. Global Strategic Income Fund - Series I
AIM Counselor Series Trust:	Invesco V.I. Main Street Fund - Series I
Invesco Capital Appreciation Fund - Class A	Invesco V.I. Main Street Small Cap Fund - Series I
Invesco Floating Rate ESG Fund - Class R5	Alger Funds:
AIM Equity Funds:	Alger Capital Appreciation Fund - Class A
Invesco Main Street Fund - Class A	Alger Funds II:
AIM Growth Series:	Alger Responsible Investing Fund - Class A
Invesco Main Street Mid Cap Fund® - Class A	Amana Mutual Funds Trust:
Invesco Small Cap Growth Fund - Class A	Amana Growth Fund - Investor Class
AIM International Mutual Funds:	Amana Income Fund - Investor Class
Invesco International Growth Fund - Class R5	American Balanced Fund:
Invesco International Small-Mid Company Fund - Class Y	American Funds® American Balanced Fund® - Class R-3
Invesco Oppenheimer International Growth Fund - Class Y	American Beacon Funds:
AIM Investment Funds:	American Beacon Small Cap Value Fund - Investor Class
Invesco Developing Markets Fund - Class A	American Century Capital Portfolios, Inc.:
Invesco Developing Markets Fund - Class R6	American Century Investments® Mid Cap Value Fund - R6 Class
Invesco Developing Markets Fund - Class Y	American Century Government Income Trust:
Invesco Health Care Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Invesco International Bond Fund - Class A	American Century Quantitative Equity Funds, Inc.:
AIM Investment Securities Funds:	American Century Investments® Disciplined Core Value Fund - A Class
Invesco High Yield Fund - Class R5	American Funds Fundamental Investors:
AIM Sector Funds:	American Funds® Fundamental Investors® - Class R-3
Invesco American Value Fund - Class R5	American Funds® Fundamental Investors® - Class R-4
Invesco Energy Fund - Class R5	American Mutual Fund:
Invesco Gold & Special Minerals Fund - Class A	American Funds® American Mutual Fund® - Class R-4
Invesco Small Cap Value Fund - Class A	American Funds® American Mutual Fund® - Class R-6
159

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

AMG Funds IV:	DFA U.S. Large Company Portfolio - Institutional Class
AMG River Road Mid Cap Value Fund - Class N	Dodge & Cox Funds:
Ariel Investment Trust:	Dodge & Cox International Stock Fund
Ariel Appreciation Fund - Investor Class	Dodge & Cox Stock Fund
Ariel Fund - Institutional Class	Eaton Vance Special Investment Trust:
Ariel Fund - Investor Class	Eaton Vance Large-Cap Value Fund - Class R Shares
Artisan Partners Funds, Inc.:	EuroPacific Growth Fund:
Artisan International Fund - Investor Shares	American Funds® EuroPacific Growth Fund® - Class R-3
BlackRock Equity Dividend Fund:	American Funds® EuroPacific Growth Fund® - Class R-4
BlackRock Equity Dividend Fund - Investor A Shares	American Funds® EuroPacific Growth Fund® - Class R-6
BlackRock FundsSM:	Federated Hermes World Investment Series, Inc.:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	Federated Hermes International Leaders Fund - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	Fidelity Concord Street Trust:
BlackRock Mid-Cap Value Series, Inc.:	Fidelity® 500 Index Fund
BlackRock Mid-Cap Value Fund - Institutional Shares	Fidelity Contrafund:
BlackRock Mid-Cap Value Fund - Investor A Shares	Fidelity Advisor® New Insights Fund - Class I
Bond Fund of America:	Fidelity Salem Street Trust:
American Funds® The Bond Fund of America® - Class R-4	Fidelity® Mid Cap Index Fund
Calvert Responsible Index Series, Inc.:	Fidelity® Small Cap Index Fund
Calvert US Large-Cap Core Responsible Index Fund - Class A	Fidelity Variable Insurance Products Fund:
Calvert Variable Series, Inc.:	Fidelity® VIP Equity-Income Portfolio - Initial Class
Calvert VP SRI Balanced Portfolio	Fidelity® VIP Growth Portfolio - Initial Class
Capital Income Builder:	Fidelity® VIP High Income Portfolio - Initial Class
American Funds® Capital Income Builder® - Class R-4	Fidelity® VIP Overseas Portfolio - Initial Class
Capital World Bond Fund:	Fidelity Variable Insurance Products Fund II:
American Funds® Capital World Bond Fund® - Class R-6	Fidelity® VIP Contrafund® Portfolio - Initial Class
Capital World Growth & Income Fund:	Fidelity® VIP Index 500 Portfolio - Initial Class
American Funds® Capital World Growth and Income Fund® - Class R-3	Fidelity Variable Insurance Products Fund V:
Cohen & Steers Real Estate Securities Fund, Inc.:	Fidelity® VIP Asset Manager Portfolio - Initial Class
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Franklin Mutual Series Funds:
Cohen & Steers Realty Shares, Inc.:	Franklin Mutual Global Discovery Fund - Class R
Cohen & Steers Realty Shares, Inc.	Franklin Strategic Series:
Columbia Acorn Trust:	Franklin Biotechnology Discovery Fund - Advisor Class
Columbia Acorn® Fund - Class A Shares	Franklin Natural Resources Fund - Advisor Class
Columbia Funds Series Trust:	Franklin Small-Mid Cap Growth Fund - Class A
Columbia Select Mid Cap Value Fund - Class A Shares	Franklin Templeton Variable Insurance Products Trust:
Columbia Select Mid Cap Value Fund - Institutional Class	Franklin Small Cap Value VIP Fund - Class 2
Columbia Funds Series Trust II:	Franklin Value Investors Trust:
Columbia Large Cap Value Fund - Advisor Class	Franklin Small Cap Value Fund - Class R6
CRM Mutual Fund Trust:	Goldman Sachs Trust:
CRM Mid Cap Value Fund - Investor Shares	Goldman Sachs Growth Opportunities Fund - Investor Shares
Davis Series, Inc.:	Growth Fund of America:
Davis Financial Fund - Class Y	American Funds® The Growth Fund of America® - Class R-3
Delaware Group® Equity Funds IV:	American Funds® The Growth Fund of America® - Class R-4
Delaware Smid Cap Growth Fund - Institutional Class	American Funds® The Growth Fund of America® - Class R-6
Delaware Group® Equity Funds V:	Hartford Mutual Funds, Inc.:
Delaware Small Cap Value Fund - Class A	The Hartford Capital Appreciation Fund - Class R4
Deutsche DWS Institutional Funds:	The Hartford Dividend And Growth Fund - Class R4
DWS Equity 500 Index Fund - Class S	The Hartford International Opportunities Fund - Class R4
Deutsche DWS Investment Trust:	Income Fund of America:
DWS Small Cap Growth Fund - Class S	American Funds® The Income Fund of America® - Class R-3
DFA Investment Dimensions Group Inc.:	Ivy Funds:
DFA Emerging Markets Core Equity Portfolio - Institutional Class	Delaware Ivy Science and Technology Fund - Class Y
DFA Inflation-Protected Securities Portfolio - Institutional Class	Janus Aspen Series:
DFA Real Estate Securities Portfolio - Institutional Class	Janus Henderson Balanced Portfolio - Institutional Shares
DFA U.S. Targeted Value Portfolio - Institutional Class	Janus Henderson Enterprise Portfolio - Institutional Shares
Dimensional Investment Group Inc.:	Janus Henderson Flexible Bond Portfolio - Institutional Shares
160

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Janus Henderson Global Research Portfolio - Institutional Shares	Pax Sustainable Allocation Fund - Investor Class
Janus Henderson Research Portfolio - Institutional Shares	PIMCO Funds:
JPMorgan Trust II:	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
JPMorgan Equity Income Fund - Class I Shares	PIMCO Variable Insurance Trust:
JPMorgan Equity Income Fund - Class R6 Shares	PIMCO VIT Real Return Portfolio - Administrative Class
JPMorgan Government Bond Fund - Class I Shares	Pioneer Equity Income Fund:
JPMorgan Government Bond Fund - Class R6 Shares	Pioneer Equity Income Fund - Class Y Shares
JPMorgan Large Cap Growth Fund - Class R6 Shares	Pioneer High Yield Fund:
Lazard Funds, Inc.:	Pioneer High Yield Fund - Class A Shares
Lazard International Equity Portfolio - Open Shares	Pioneer Series Trust IV:
Legg Mason Partners Investment Trust:	Pioneer Balanced ESG Fund - Class K Shares
ClearBridge Aggressive Growth Fund - Class I	Pioneer Series Trust XIV:
LKCM Funds:	Pioneer Strategic Income Fund - Class A Shares
LKCM Aquinas Catholic Equity Fund	Pioneer Variable Contracts Trust:
Loomis Sayles Funds I:	Pioneer Equity Income VCT Portfolio - Class I
Loomis Sayles Small Cap Value Fund - Retail Class	Pioneer High Yield VCT Portfolio - Class I
Loomis Sayles Funds II:	Prudential Investment Portfolios, Inc. :
Loomis Sayles Limited Term Government and Agency Fund - Class Y	PGIM High Yield Fund - Class R6
Lord Abbett Developing Growth Fund, Inc.:	Prudential Sector Funds, Inc.:
Lord Abbett Developing Growth Fund - Class A	PGIM Jennison Utility Fund - Class Z
Lord Abbett Investment Trust:	Royce Fund:
Lord Abbett Core Fixed Income Fund - Class A	Royce Total Return Fund - Service Class
Lord Abbett Short Duration Income Fund - Class R4	Schwartz Investment Trust:
Lord Abbett Mid Cap Stock Fund, Inc.:	Ave Maria Rising Dividend Fund
Lord Abbett Mid Cap Stock Fund - Class A	SMALLCAP World Fund, Inc.:
Lord Abbett Research Fund, Inc.:	American Funds® SMALLCAP World Fund® - Class R-4
Lord Abbett Small Cap Value Fund - Class A	American Funds® SMALLCAP World Fund® - Class R-6
Lord Abbett Securities Trust:	T. Rowe Price Equity Funds, Inc.:
Lord Abbett Fundamental Equity Fund - Class A	T. Rowe Price Large-Cap Growth Fund - I Class
Lord Abbett Series Fund, Inc.:	T. Rowe Price Mid-Cap Value Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	T. Rowe Price Mid-Cap Value Fund - R Class
MainStay Funds Trust:	T. Rowe Price Value Fund, Inc.:
MainStay CBRE Real Estate Fund - Class A	T. Rowe Price Value Fund - Advisor Class
Massachusetts Investors Growth Stock Fund:	TCW Funds Inc:
Massachusetts Investors Growth Stock Fund - Class A	TCW Total Return Bond Fund - Class N
Metropolitan West Funds:	Templeton Funds, Inc.:
Metropolitan West Total Return Bond Fund - Class I Shares	Templeton Foreign Fund - Class A
Metropolitan West Total Return Bond Fund - Class M Shares	Templeton Income Trust:
MFS Series Trust I:	Templeton Global Bond Fund - Advisor Class
MFS® New Discovery Fund - Class R3	Templeton Global Bond Fund - Class A
MFS Series Trust X:	Third Avenue Trust:
MFS® International Intrinsic Value Fund - Class R3	Third Avenue Real Estate Value Fund - Institutional Class
Neuberger Berman Equity Funds:	Touchstone Strategic Trust - June Funds:
Neuberger Berman Genesis Fund - Trust Class Shares	Touchstone Small Company Fund - Class R6
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	Touchstone Value Fund - Institutional Class
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	USAA Mutual Funds Trust:
New Perspective Fund:	USAA Precious Metals and Minerals Fund - Class A Shares
American Funds® New Perspective Fund® - Class R-3	Vanguard Bond Index Funds:
American Funds® New Perspective Fund® - Class R-4	Vanguard® Total Bond Market Index Fund - Admiral™ Shares
American Funds® New Perspective Fund® - Class R-6	Vanguard Explorer Fund:
New World Fund, Inc.:	Vanguard® Explorer™ Fund - Admiral™ Shares
American Funds® New World Fund® - Class R-4	Vanguard Fenway Funds:
Nuveen Investment Funds, Inc.:	Vanguard® Equity Income Fund - Admiral™ Shares
Nuveen Global Infrastructure Fund - Class I	Vanguard Money Market Reserves:
Parnassus Income Funds:	Vanguard® Federal Money Market Fund - Investor Shares
Parnassus Core Equity Fund - Investor Shares	Vanguard STAR Funds:
Pax World Funds Series Trust I:	Vanguard® Total International Stock Index Fund - Admiral™ Shares
161

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Vanguard Trustees’ Equity Fund:	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Vanguard® International Value Fund - Investor Shares	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6
Vanguard Variable Insurance Funds:	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Vanguard® Variable Insurance Fund - Diversified Value Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Vanguard® Variable Insurance Fund - Equity Income Portfolio	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	VY® T. Rowe Price Equity Income Portfolio - Service Class
Vanguard World Fund:	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Vanguard® FTSE Social Index Fund - Institutional Shares	VY® T. Rowe Price International Stock Portfolio - Service Class
Victory Portfolios:	Voya Mutual Funds:
Victory Integrity Small-Cap Value Fund - Class Y	Voya Multi-Manager International Small Cap Fund - Class A
Victory Sycamore Established Value Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I
Victory Sycamore Established Value Fund - Class R6	Voya Partners, Inc.:
Victory Sycamore Small Company Opportunity Fund - Class R	Voya Global Bond Portfolio - Adviser Class
Virtus Investment Trust:	Voya Global Bond Portfolio - Initial Class
Virtus NFJ Dividend Value Fund - Class A	Voya Global Bond Portfolio - Service Class
Virtus NFJ Large-Cap Value Fund - Institutional Class	Voya Index Solution 2025 Portfolio - Initial Class
Virtus NFJ Small-Cap Value Fund - Class A	Voya Index Solution 2025 Portfolio - Service Class
Voya Balanced Portfolio, Inc.:	Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Balanced Portfolio - Class I	Voya Index Solution 2030 Portfolio - Service 2 Class
Voya Equity Trust:	Voya Index Solution 2035 Portfolio - Initial Class
Voya Large Cap Value Fund - Class A	Voya Index Solution 2035 Portfolio - Service Class
Voya Large-Cap Growth Fund - Class R6	Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Funds Trust:	Voya Index Solution 2040 Portfolio - Initial Class
Voya Floating Rate Fund - Class A	Voya Index Solution 2045 Portfolio - Initial Class
Voya GNMA Income Fund - Class A	Voya Index Solution 2045 Portfolio - Service Class
Voya Intermediate Bond Fund - Class A	Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Intermediate Bond Fund - Class R6	Voya Index Solution 2050 Portfolio - Initial Class
Voya Government Money Market Portfolio:	Voya Index Solution 2055 Portfolio - Initial Class
Voya Government Money Market Portfolio - Class I	Voya Index Solution 2055 Portfolio - Service Class
Voya Intermediate Bond Portfolio:	Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Intermediate Bond Portfolio - Class I	Voya Index Solution 2065 Portfolio - Initial Class
Voya Intermediate Bond Portfolio - Class S	Voya Index Solution 2065 Portfolio - Service Class
Voya Investors Trust:	Voya Index Solution Income Portfolio - Initial Class
Voya Global Perspectives® Portfolio - Class I	Voya Index Solution Income Portfolio - Service Class
Voya High Yield Portfolio - Adviser Class	Voya Index Solution Income Portfolio - Service 2 Class
Voya High Yield Portfolio - Institutional Class	Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya Large Cap Growth Portfolio - Institutional Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service Class	Voya Solution 2025 Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Voya Large Cap Value Portfolio - Institutional Class	Voya Solution 2025 Portfolio - Service Class
Voya Large Cap Value Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class
Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Solution 2030 Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class	Voya Solution 2035 Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
VY® Clarion Global Real Estate Portfolio - Institutional Class	Voya Solution 2035 Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Service 2 Class
VY® Clarion Real Estate Portfolio - Institutional Class	Voya Solution 2040 Portfolio - Initial Class
VY® Clarion Real Estate Portfolio - Service Class	Voya Solution 2040 Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class	Voya Solution 2045 Portfolio - Adviser Class
VY® Invesco Growth and Income Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	Voya Solution 2045 Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	Voya Solution 2050 Portfolio - Initial Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	Voya Solution 2050 Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	Voya Solution 2050 Portfolio - Service 2 Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	Voya Solution 2055 Portfolio - Initial Class
162

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Voya Solution 2055 Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I
Voya Solution 2055 Portfolio - Service 2 Class	Voya Strategic Allocation Portfolios, Inc.:
Voya Solution 2060 Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I
Voya Solution 2060 Portfolio - Service Class	Voya Strategic Allocation Growth Portfolio - Class I
Voya Solution 2060 Portfolio - Service 2 Class	Voya Strategic Allocation Moderate Portfolio - Class I
Voya Solution 2065 Portfolio - Initial Class	Voya Variable Funds:
Voya Solution 2065 Portfolio - Service Class	Voya Growth and Income Portfolio - Class A
Voya Solution Balanced Portfolio - Service Class	Voya Growth and Income Portfolio - Class I
Voya Solution Income Portfolio - Adviser Class	Voya Growth and Income Portfolio - Class S
Voya Solution Income Portfolio - Initial Class	Voya Variable Portfolios, Inc.:
Voya Solution Income Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Solution Income Portfolio - Service 2 Class	Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Solution Moderately Conservative Portfolio - Service Class	Voya Index Plus LargeCap Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	Voya Index Plus LargeCap Portfolio - Class S
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	Voya Index Plus MidCap Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class S
VY® Baron Growth Portfolio - Adviser Class	Voya Index Plus SmallCap Portfolio - Class I
VY® Baron Growth Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class S
VY® Columbia Contrarian Core Portfolio - Service Class	Voya International Index Portfolio - Class I
VY® Columbia Small Cap Value II Portfolio - Adviser Class	Voya International Index Portfolio - Class S
VY® Columbia Small Cap Value II Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
VY® Invesco Comstock Portfolio - Adviser Class	Voya Russell™ Large Cap Growth Index Portfolio - Class S
VY® Invesco Comstock Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Adviser Class	Voya Russell™ Large Cap Index Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Initial Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
VY® Invesco Equity and Income Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class S
VY® Invesco Global Portfolio - Adviser Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
VY® Invesco Global Portfolio - Initial Class	Voya Russell™ Mid Cap Index Portfolio - Class I
VY® Invesco Global Portfolio - Service Class	Voya Russell™ Small Cap Index Portfolio - Class I
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	Voya Small Company Portfolio - Class I
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	Voya Small Company Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	Voya Variable Products Trust:
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	Voya MidCap Opportunities Portfolio - Class I
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya MidCap Opportunities Portfolio - Class R6
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya MidCap Opportunities Portfolio - Class S
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	Voya SmallCap Opportunities Portfolio - Class I
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class S
VY® T. Rowe Price Growth Equity Portfolio - Service Class	Wanger Advisors Trust:
Voya Separate Portfolios Trust:	Wanger International
Voya Target In-Retirement Fund - Class R6	Wanger Select
Voya Target Retirement 2025 Fund - Class R6	Wanger USA
Voya Target Retirement 2030 Fund - Class R6	Washington Mutual Investors Fund:
Voya Target Retirement 2035 Fund - Class R6	American Funds® Washington Mutual Investors FundSM - Class R-3
Voya Target Retirement 2040 Fund - Class R6	American Funds® Washington Mutual Investors FundSM - Class R-4
Voya Target Retirement 2045 Fund - Class R6	American Funds® Washington Mutual Investors FundSM - Class R-6
Voya Target Retirement 2050 Fund - Class R6	Wells Fargo Funds Trust:
Voya Target Retirement 2055 Fund - Class R6	Allspring Small Company Growth Fund - Administrator Class
Voya Target Retirement 2060 Fund - Class R6	Allspring Small Company Value Fund - Class A
Voya Series Fund, Inc.:	Allspring Special Small Cap Value Fund - Class A
163

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2021. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Global Fund - Series I	Invesco Oppenheimer V.I. Global Fund - Series I
Invesco V.I. Global Strategic Income Fund - Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
Invesco V.I. Main Street Fund - Series I	Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco V.I. Main Street Small Cap Fund - Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
AMG Funds IV:	AMG Funds IV:
AMG River Road Mid Cap Value Fund - Class N	AMG Managers Fairpointe Mid Cap Fund - Class N
BlackRock Mid-Cap Value Series, Inc.:	BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid-Cap Value Fund - Institutional Shares	BlackRock Mid Cap Dividend Fund - Institutional Shares
BlackRock Mid-Cap Value Fund - Investor A Shares	BlackRock Mid Cap Dividend Fund - Investor A Shares
Ivy Funds:	Ivy Funds, Inc.:
Delaware Ivy Science and Technology Fund - Class Y	Ivy Science and Technology Fund - Class Y
Virtus Investment Trust:	Allianz Funds:
Virtus NFJ Dividend Value Fund - Class A	AllianzGI Dividend Value Fund - Class A
Virtus NFJ Large-Cap Value Fund - Institutional Class	AllianzGI Large-Cap Value Fund - Institutional Class
Virtus NFJ Small-Cap Value Fund - Class A	AllianzGI Small-Cap Value Fund - Class A
Voya Partners, Inc.:	Voya Partners, Inc.:
VY® Invesco Global Portfolio - Adviser Class	VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Service Class
Wells Fargo Funds Trust:	Wells Fargo Funds Trust:
Allspring Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Growth Fund - Administrator Class
Allspring Small Company Value Fund - Class A	Wells Fargo Small Company Value Fund - Class A
Allspring Special Small Cap Value Fund - Class A	Wells Fargo Special Small Cap Value Fund - Class A

During 2021, the following Divisions were closed to contract owners:

AIM Investment Funds:	Voya Investors Trust:
Invesco Endeavor Fund - Class A	Voya High Yield Portfolio - Service Class

164

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.5%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

165

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

3. FINANCIAL INSTRUMENTS

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund’s next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2021 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2021. The Account had no liabilities as of December 31, 2021.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.	Quoted prices for similar assets or liabilities in active markets;
b.	Quoted prices for identical or similar assets or liabilities in non-active markets;
c.	Inputs other than quoted market prices that are observable; and
d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

166

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.50% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. RELATED PARTY TRANSACTIONS

Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Mutual Funds, Voya Partners, Inc., Voya Separate Portfolios Trust, Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.18% to 1.25% of the average net assets of each respective Fund.

167

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 follow:

	Purchases	Sales
	(In thousands)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	$16	$50
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	73	36
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	1,245	24,883
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	22	7
Invesco Floating Rate ESG Fund - Class R5	61	11
AIM Equity Funds:
Invesco Main Street Fund - Class A	839	499
AIM Growth Series:
Invesco Main Street Mid Cap Fund® - Class A	1,160	914
Invesco Small Cap Growth Fund - Class A	110	24
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	361	193
Invesco International Small-Mid Company Fund - Class Y	239	108
Invesco Oppenheimer International Growth Fund - Class Y	122	39
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	11,274	25,734
Invesco Developing Markets Fund - Class R6	103	—
Invesco Developing Markets Fund - Class Y	6,426	5,094
Invesco Endeavor Fund - Class A	6	31
Invesco Health Care Fund - Investor Class	63	39
Invesco International Bond Fund - Class A	4	3
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	137	53
AIM Sector Funds:
Invesco American Value Fund - Class R5	399	202
Invesco Energy Fund - Class R5	198	7
Invesco Gold & Special Minerals Fund - Class A	35	97
Invesco Small Cap Value Fund - Class A	247	181
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I	6,662	7,668
Invesco V.I. Core Equity Fund - Series I	1,647	4,953
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	3	3
Invesco V.I. Global Fund - Series I	21	8
Invesco V.I. Global Strategic Income Fund - Series I	5	1
Invesco V.I. Main Street Fund - Series I	6	12
Invesco V.I. Main Street Small Cap Fund - Series I	5,064	3,438
Alger Funds:
Alger Capital Appreciation Fund - Class A	121	42
Alger Funds II:
Alger Responsible Investing Fund - Class A	3,120	3,151
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	8,642	9,503
Amana Income Fund - Investor Class	5,692	9,672
American Balanced Fund:
American Funds® American Balanced Fund® - Class R-3	219	554
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	38	5
168

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Purchases	Sales
	(In thousands)
American Century Capital Portfolios, Inc.:
American Century Investments® Mid Cap Value Fund - R6 Class	$126	$—
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	12,878	3,994
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	4,495	1,309
American Funds Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	184	122
American Funds® Fundamental Investors® - Class R-4	18,273	12,972
American Mutual Fund:
American Funds® American Mutual Fund® - Class R-4	396	93
American Funds® American Mutual Fund® - Class R-6	26	—
AMG Funds IV:
AMG River Road Mid Cap Value Fund - Class N	13,277	3,299
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	39	19
Ariel Fund - Institutional Class	—	—
Ariel Fund - Investor Class	5,946	4,086
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares	2,266	1,906
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	295	125
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	3,471	1,308
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	7,654	4,792
BlackRock Mid-Cap Value Series, Inc.:
BlackRock Mid-Cap Value Fund - Institutional Shares	143	18
BlackRock Mid-Cap Value Fund - Investor A Shares	5,691	2,866
Bond Fund of America:
American Funds® The Bond Fund of America® - Class R-4	4,897	6,265
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	12	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	5,061	7,544
Capital Income Builder:
American Funds® Capital Income Builder® - Class R-4	2,134	808
Capital World Bond Fund:
American Funds® Capital World Bond Fund® - Class R-6	76	—
Capital World Growth & Income Fund:
American Funds® Capital World Growth and Income Fund® - Class R-3	149	83
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	3,285	241
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	2,104	2,739
Columbia Acorn Trust:
Columbia Acorn® Fund - Class A Shares	32	5
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	1,767	1,105
Columbia Select Mid Cap Value Fund - Institutional Class	—	1
Columbia Funds Series Trust II:
Columbia Large Cap Value Fund - Advisor Class	2,427	1,531
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	66	61
Davis Series, Inc.:
Davis Financial Fund - Class Y	35	33
169

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	$1,081	$34,475
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	3,762	2,614
Deutsche DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	392	51
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	19	3
DFA Investment Dimensions Group Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class	501	3,963
DFA Inflation-Protected Securities Portfolio - Institutional Class	1,466	3,630
DFA Real Estate Securities Portfolio - Institutional Class	87	—
DFA U.S. Targeted Value Portfolio - Institutional Class	1,627	27,483
Dimensional Investment Group Inc.:
DFA U.S. Large Company Portfolio - Institutional Class	615	308
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	19	102
Dodge & Cox Stock Fund	293	9
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—
EuroPacific Growth Fund:
American Funds® EuroPacific Growth Fund® - Class R-3	376	1,330
American Funds® EuroPacific Growth Fund® - Class R-4	37,380	24,112
American Funds® EuroPacific Growth Fund® - Class R-6	41	—
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	13	3
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund	616	—
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I	772	430
Fidelity Salem Street Trust:
Fidelity® Mid Cap Index Fund	316	—
Fidelity® Small Cap Index Fund	215	—
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	38,792	23,022
Fidelity® VIP Growth Portfolio - Initial Class	135,277	47,926
Fidelity® VIP High Income Portfolio - Initial Class	1,247	843
Fidelity® VIP Overseas Portfolio - Initial Class	3,816	4,265
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	206,530	145,772
Fidelity® VIP Index 500 Portfolio - Initial Class	23,784	23,202
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,090	1,504
Franklin Mutual Series Funds:
Franklin Mutual Global Discovery Fund - Class R	137	391
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	84	150
Franklin Natural Resources Fund - Advisor Class	155	10
Franklin Small-Mid Cap Growth Fund - Class A	108	51
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	10,935	11,621
Franklin Value Investors Trust:
Franklin Small Cap Value Fund - Class R6	58	—
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	127	12
170

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-3	$1,233	$3,136
American Funds® The Growth Fund of America® - Class R-4	52,553	49,465
American Funds® The Growth Fund of America® - Class R-6	21	—
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	—	—
The Hartford International Opportunities Fund - Class R4	624	556
Income Fund of America:
American Funds® The Income Fund of America® - Class R-3	94	439
Ivy Funds:
Delaware Ivy Science and Technology Fund - Class Y	13,570	7,548
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	4	7
Janus Henderson Enterprise Portfolio - Institutional Shares	41	53
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	—
Janus Henderson Global Research Portfolio - Institutional Shares	4	13
Janus Henderson Research Portfolio - Institutional Shares	5	16
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	2,250	883
JPMorgan Equity Income Fund - Class R6 Shares	10	—
JPMorgan Government Bond Fund - Class I Shares	633	2,822
JPMorgan Government Bond Fund - Class R6 Shares	54	—
JPMorgan Large Cap Growth Fund - Class R6 Shares	349	—
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	632	316
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund - Class I	114	58
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	10	1
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	2,738	1,721
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	229	395
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	40	130
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	4	4
Lord Abbett Short Duration Income Fund - Class R4	4,432	2,579
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	75	50
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	45	81
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	9	125
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	8,996	7,297
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	87	519
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	17	68
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	1,968	33,548
Metropolitan West Total Return Bond Fund - Class M Shares	3,234	5,030
171

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Purchases	Sales
	(In thousands)
MFS Series Trust I:
MFS® New Discovery Fund - Class R3	$303	$155
MFS Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	120	47
Neuberger Berman Equity Funds:
Neuberger Berman Genesis Fund - Trust Class Shares	116	28
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	813	6,794
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	2,919	2,488
New Perspective Fund:
American Funds® New Perspective Fund® - Class R-3	249	206
American Funds® New Perspective Fund® - Class R-4	39,228	17,188
American Funds® New Perspective Fund® - Class R-6	692	—
New World Fund, Inc.:
American Funds® New World Fund® - Class R-4	192	59
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	350	289
Parnassus Income Funds:
Parnassus Core Equity Fund - Investor Shares	9,090	5,028
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	4,018	4,616
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	4,537	1,284
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	13,002	9,470
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	637	1,383
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	70	88
Pioneer Series Trust IV:
Pioneer Balanced ESG Fund - Class K Shares	6	—
Pioneer Series Trust XIV:
Pioneer Strategic Income Fund - Class A Shares	194	33
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	(1)	5
Pioneer High Yield VCT Portfolio - Class I	3,546	2,089
Prudential Investment Portfolios, Inc.:
PGIM High Yield Fund - Class R6	188	—
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	63	12
Royce Fund:
Royce Total Return Fund - Service Class	2	4
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	2,316	1,118
SMALLCAP World Fund, Inc.:
American Funds® SMALLCAP World Fund® - Class R-4	10,871	4,032
American Funds® SMALLCAP World Fund® - Class R-6	93	—
T. Rowe Price Equity Funds, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	3,654	75,143
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	130	109
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	224	29
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	1,614	4,524
172

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	$27	$234
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	2,092	2,994
Templeton Global Bond Fund - Class A	5,642	10,631
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	19	4
Touchstone Strategic Trust - June Funds:
Touchstone Small Company Fund - Class R6	192	—
Touchstone Value Fund - Institutional Class	1,787	24,394
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares	8,754	7,405
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	35	26
Vanguard Explorer Fund:
Vanguard® Explorer™ Fund - Admiral™ Shares	19	—
Vanguard Fenway Funds:
Vanguard® Equity Income Fund - Admiral™ Shares	290	—
Vanguard Money Market Reserves:
Vanguard® Federal Money Market Fund - Investor Shares	32	2
Vanguard STAR Funds:
Vanguard® Total International Stock Index Fund - Admiral™ Shares	159	20
Vanguard Trustees’ Equity Fund:
Vanguard® International Value Fund - Investor Shares	61	—
Vanguard Variable Insurance Funds:
Vanguard® Variable Insurance Fund - Diversified Value Portfolio	5	1
Vanguard® Variable Insurance Fund - Equity Income Portfolio	18	111
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	12	1
Vanguard World Fund:
Vanguard® FTSE Social Index Fund - Institutional Shares	124	—
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	116	110
Victory Sycamore Established Value Fund - Class A	4,864	1,771
Victory Sycamore Established Value Fund - Class R6	775	721
Victory Sycamore Small Company Opportunity Fund - Class R	2	—
Virtus Investment Trust:
Virtus NFJ Dividend Value Fund - Class A	12	14
Virtus NFJ Large-Cap Value Fund - Institutional Class	—	3
Virtus NFJ Small-Cap Value Fund - Class A	1	18
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	10,183	25,986
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	127	150
Voya Large-Cap Growth Fund - Class R6	445	—
Voya Funds Trust:
Voya Floating Rate Fund - Class A	245	142
Voya GNMA Income Fund - Class A	976	920
Voya Intermediate Bond Fund - Class A	136	458
Voya Intermediate Bond Fund - Class R6	232	—
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	45,679	92,471
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	21,891	45,385
Voya Intermediate Bond Portfolio - Class S	141	214
173

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	$2,002	$1,453
Voya High Yield Portfolio - Adviser Class	1	—
Voya High Yield Portfolio - Institutional Class	15,627	7,583
Voya High Yield Portfolio - Service Class	27	393
Voya Large Cap Growth Portfolio - Adviser Class	21	8
Voya Large Cap Growth Portfolio - Institutional Class	141,861	79,287
Voya Large Cap Growth Portfolio - Service Class	2,148	871
Voya Large Cap Value Portfolio - Adviser Class	1	2
Voya Large Cap Value Portfolio - Institutional Class	13,793	27,687
Voya Large Cap Value Portfolio - Service Class	236	782
Voya Limited Maturity Bond Portfolio - Adviser Class	—	—
Voya U.S. Stock Index Portfolio - Institutional Class	9,996	3,643
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	1	1
VY® Clarion Global Real Estate Portfolio - Institutional Class	4,539	7,491
VY® Clarion Real Estate Portfolio - Adviser Class	—	—
VY® Clarion Real Estate Portfolio - Institutional Class	29	257
VY® Clarion Real Estate Portfolio - Service Class	2,754	5,873
VY® Invesco Growth and Income Portfolio - Institutional Class	5,715	4,323
VY® Invesco Growth and Income Portfolio - Service Class	2,389	2,899
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	10	25
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	3,615	2,882
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	6,010	7,249
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	—	—
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	9,038	5,875
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	4,803	5,319
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	55	90
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	293	—
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	108,038	27,875
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	169,743	79,609
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	25	167
VY® T. Rowe Price Equity Income Portfolio - Service Class	7,289	10,848
VY® T. Rowe Price International Stock Portfolio - Adviser Class	4	2
VY® T. Rowe Price International Stock Portfolio - Service Class	1,156	1,196
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A	20	189
Voya Multi-Manager International Small Cap Fund - Class I	1,370	605
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	16	21
Voya Global Bond Portfolio - Initial Class	8,573	6,105
Voya Global Bond Portfolio - Service Class	139	179
Voya Index Solution 2025 Portfolio - Initial Class	1,719	1,698
Voya Index Solution 2025 Portfolio - Service Class	1,924	1,285
Voya Index Solution 2025 Portfolio - Service 2 Class	350	654
Voya Index Solution 2030 Portfolio - Service 2 Class	4	—
Voya Index Solution 2035 Portfolio - Initial Class	3,683	535
Voya Index Solution 2035 Portfolio - Service Class	2,271	819
Voya Index Solution 2035 Portfolio - Service 2 Class	840	337
Voya Index Solution 2040 Portfolio - Initial Class	14	—
Voya Index Solution 2045 Portfolio - Initial Class	2,337	334
Voya Index Solution 2045 Portfolio - Service Class	1,665	483
Voya Index Solution 2045 Portfolio - Service 2 Class	727	158
Voya Index Solution 2050 Portfolio - Initial Class	1	—
Voya Index Solution 2055 Portfolio - Initial Class	1,261	723
Voya Index Solution 2055 Portfolio - Service Class	2,211	861
174

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Partners, Inc.: (continued)
Voya Index Solution 2055 Portfolio - Service 2 Class	$673	$181
Voya Index Solution 2065 Portfolio - Initial Class	81	—
Voya Index Solution 2065 Portfolio - Service Class	80	4
Voya Index Solution Income Portfolio - Initial Class	191	223
Voya Index Solution Income Portfolio - Service Class	175	273
Voya Index Solution Income Portfolio - Service 2 Class	51	131
Voya International High Dividend Low Volatility Portfolio - Adviser Class	5	11
Voya International High Dividend Low Volatility Portfolio - Initial Class	2,890	6,623
Voya International High Dividend Low Volatility Portfolio - Service Class	6	5
Voya Solution 2025 Portfolio - Adviser Class	25	23
Voya Solution 2025 Portfolio - Initial Class	4,440	2,005
Voya Solution 2025 Portfolio - Service Class	23,769	14,323
Voya Solution 2025 Portfolio - Service 2 Class	819	684
Voya Solution 2030 Portfolio - Service Class	131	—
Voya Solution 2035 Portfolio - Adviser Class	29	3
Voya Solution 2035 Portfolio - Initial Class	4,939	3,216
Voya Solution 2035 Portfolio - Service Class	26,139	9,478
Voya Solution 2035 Portfolio - Service 2 Class	1,228	1,556
Voya Solution 2040 Portfolio - Initial Class	—	—
Voya Solution 2040 Portfolio - Service Class	2	—
Voya Solution 2045 Portfolio - Adviser Class	3	—
Voya Solution 2045 Portfolio - Initial Class	4,836	1,144
Voya Solution 2045 Portfolio - Service Class	21,287	5,360
Voya Solution 2045 Portfolio - Service 2 Class	748	852
Voya Solution 2050 Portfolio - Initial Class	—	—
Voya Solution 2050 Portfolio - Service Class	10	—
Voya Solution 2050 Portfolio - Service 2 Class	—	—
Voya Solution 2055 Portfolio - Initial Class	3,212	508
Voya Solution 2055 Portfolio - Service Class	12,594	3,553
Voya Solution 2055 Portfolio - Service 2 Class	518	189
Voya Solution 2060 Portfolio - Initial Class	—	—
Voya Solution 2060 Portfolio - Service Class	54	—
Voya Solution 2060 Portfolio - Service 2 Class	1	—
Voya Solution 2065 Portfolio - Initial Class	1	—
Voya Solution 2065 Portfolio - Service Class	1,172	100
Voya Solution Balanced Portfolio - Service Class	1,620	929
Voya Solution Income Portfolio - Adviser Class	28	46
Voya Solution Income Portfolio - Initial Class	3,655	2,141
Voya Solution Income Portfolio - Service Class	4,215	7,460
Voya Solution Income Portfolio - Service 2 Class	442	718
Voya Solution Moderately Conservative Portfolio - Service Class	1,120	1,374
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	—	25
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	3,786	5,171
VY® American Century Small-Mid Cap Value Portfolio - Service Class	2,930	8,947
VY® Baron Growth Portfolio - Adviser Class	53	24
VY® Baron Growth Portfolio - Service Class	17,419	18,016
VY® Columbia Contrarian Core Portfolio - Service Class	3,402	1,725
VY® Columbia Small Cap Value II Portfolio - Adviser Class	1	5
VY® Columbia Small Cap Value II Portfolio - Service Class	8,810	4,599
VY® Invesco Comstock Portfolio - Adviser Class	3	115
VY® Invesco Comstock Portfolio - Service Class	7,811	7,350
VY® Invesco Equity and Income Portfolio - Adviser Class	56	136
VY® Invesco Equity and Income Portfolio - Initial Class	10,942	24,903
VY® Invesco Equity and Income Portfolio - Service Class	110	42
175

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Partners, Inc.: (continued)
VY® Invesco Global Portfolio - Adviser Class	$15	$58
VY® Invesco Global Portfolio - Initial Class	32,616	61,838
VY® Invesco Global Portfolio - Service Class	270	127
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	11	21
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	2,044	2,614
VY® JPMorgan Mid Cap Value Portfolio - Service Class	4,629	8,511
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	83	34
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	389	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	94,908	54,650
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	387	103
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	110	212
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	75,757	52,410
VY® T. Rowe Price Growth Equity Portfolio - Service Class	635	478
Voya Separate Portfolios Trust:
Voya Target In-Retirement Fund - Class R6	30	—
Voya Target Retirement 2025 Fund - Class R6	95	—
Voya Target Retirement 2030 Fund - Class R6	2	—
Voya Target Retirement 2035 Fund - Class R6	147	2
Voya Target Retirement 2040 Fund - Class R6	—	—
Voya Target Retirement 2045 Fund - Class R6	184	—
Voya Target Retirement 2050 Fund - Class R6	13	—
Voya Target Retirement 2055 Fund - Class R6	62	—
Voya Target Retirement 2060 Fund - Class R6	6	—
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	3,098	2,000
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	4,654	5,734
Voya Strategic Allocation Growth Portfolio - Class I	7,246	7,712
Voya Strategic Allocation Moderate Portfolio - Class I	7,595	6,357
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	631	485
Voya Growth and Income Portfolio - Class I	601,881	138,357
Voya Growth and Income Portfolio - Class S	158	101
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	3,120	7,642
Voya Global High Dividend Low Volatility Portfolio - Class S	902	1,581
Voya Index Plus LargeCap Portfolio - Class I	36,991	43,151
Voya Index Plus LargeCap Portfolio - Class S	11	1
Voya Index Plus MidCap Portfolio - Class I	6,681	29,212
Voya Index Plus MidCap Portfolio - Class S	—	8
Voya Index Plus SmallCap Portfolio - Class I	6,702	13,506
Voya Index Plus SmallCap Portfolio - Class S	1	11
Voya International Index Portfolio - Class I	5,118	6,062
Voya International Index Portfolio - Class S	1	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	15,711	17,019
Voya Russell™ Large Cap Growth Index Portfolio - Class S	460	696
Voya Russell™ Large Cap Index Portfolio - Class I	34,947	18,144
Voya Russell™ Large Cap Index Portfolio - Class S	38	117
Voya Russell™ Large Cap Value Index Portfolio - Class I	95	98
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,623	2,715
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	2,721	4,598
Voya Russell™ Mid Cap Index Portfolio - Class I	32,425	14,299
Voya Russell™ Small Cap Index Portfolio - Class I	13,631	8,852
Voya Small Company Portfolio - Class I	1,857	15,353
176

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Variable Portfolios, Inc.: (continued)
Voya Small Company Portfolio - Class S	$1	$6
Voya U.S. Bond Index Portfolio - Class I	6,781	8,136
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	54,959	27,197
Voya MidCap Opportunities Portfolio - Class R6	50	—
Voya MidCap Opportunities Portfolio - Class S	167	353
Voya SmallCap Opportunities Portfolio - Class I	10,460	8,754
Voya SmallCap Opportunities Portfolio - Class S	5	8
Wanger Advisors Trust:
Wanger International	2,018	7,223
Wanger Select	7,979	7,276
Wanger USA	8,646	13,914
Washington Mutual Investors Fund:
American Funds® Washington Mutual Investors FundSM - Class R-3	123	261
American Funds® Washington Mutual Investors FundSM - Class R-4	19,394	20,384
American Funds® Washington Mutual Investors FundSM - Class R-6	74	—
Wells Fargo Funds Trust:
Allspring Small Company Growth Fund - Administrator Class	8,994	2,195
Allspring Small Company Value Fund - Class A	39	6
Allspring Special Small Cap Value Fund - Class A	9,659	12,719
177

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

7. CHANGES IN UNITS

The changes in units outstanding were as follows:

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	5,498	6,892	(1,394)	1,317	1,597	(280)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	1,907	795	1,112	899	2,861	(1,962)
Aberdeen Funds:
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class	102,579	1,698,762	(1,596,183)	264,032	140,066	123,966
AIM Counselor Series Trust:
Invesco Capital Appreciation Fund - Class A	291	417	(126)	282	770	(488)
Invesco Floating Rate ESG Fund - Class R5	4,343	1,001	3,342	6,052	10,229	(4,177)
AIM Equity Funds:
Invesco Main Street Fund - Class A	28,654	26,362	2,292	31,355	49,700	(18,345)
AIM Growth Series:
Invesco Main Street Mid Cap Fund® - Class A	63,371	85,961	(22,590)	328,556	53,478	275,078
Invesco Small Cap Growth Fund - Class A	742	358	384	745	280	465
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	12,975	13,291	(316)	9,675	7,721	1,954
Invesco International Small-Mid Company Fund - Class Y	6,903	5,672	1,231	8,574	4,261	4,313
Invesco Oppenheimer International Growth Fund - Class Y	4,795	2,826	1,969	22,561	60,717	(38,156)
AIM Investment Funds:
Invesco Developing Markets Fund - Class A	250,872	509,224	(258,352)	315,848	764,251	(448,403)
Invesco Developing Markets Fund - Class R6	11,623	17	11,606	—	—	—
Invesco Developing Markets Fund - Class Y	357,980	406,868	(48,888)	318,076	753,578	(435,502)
Invesco Endeavor Fund - Class A	66	1,122	(1,056)	73	88	(15)
Invesco Health Care Fund - Investor Class	516	548	(32)	137	506	(369)
Invesco International Bond Fund - Class A	282	257	25	4,110	7,034	(2,924)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	10,111	4,656	5,455	20,748	56,571	(35,823)
AIM Sector Funds:
Invesco American Value Fund - Class R5	19,633	14,221	5,412	34,366	47,623	(13,257)
Invesco Energy Fund - Class R5	42,762	1,807	40,955	9,471	7,671	1,800
Invesco Gold & Special Minerals Fund - Class A	2,963	10,230	(7,267)	8,965	432	8,533
Invesco Small Cap Value Fund - Class A	4,646	3,689	957	445	399	46
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I	104,840	158,846	(54,006)	184,633	173,985	10,648
Invesco V.I. Core Equity Fund - Series I	212,988	364,899	(151,911)	257,231	352,192	(94,961)
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	9,431	9,527	(96)	9,741	9,839	(98)
Invesco V.I. Global Fund - Series I	15	72	(57)	37	209	(172)
Invesco V.I. Global Strategic Income Fund - Series I	—	—	—	—	—	—
Invesco V.I. Main Street Fund - Series I	36,162	36,527	(365)	37,670	38,050	(380)
Invesco V.I. Main Street Small Cap Fund - Series I	154,213	162,089	(7,876)	127,078	258,294	(131,216)
Alger Funds:
Alger Capital Appreciation Fund - Class A	2,276	1,735	541	693	372	321
Alger Funds II:
Alger Responsible Investing Fund - Class A	56,221	76,492	(20,271)	140,151	70,910	69,241
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	409,339	349,415	59,924	528,987	556,716	(27,729)
Amana Income Fund - Investor Class	215,304	418,390	(203,086)	262,384	472,081	(209,697)
American Balanced Fund:
American Funds® American Balanced Fund® - Class R-3	18,279	30,135	(11,856)	32,507	44,749	(12,242)
178

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	1,364	295	1,069	1,501	28,578	(27,077)
American Century Capital Portfolios, Inc.:
American Century Investments® Mid Cap Value Fund - R6 Class	11,778	21	11,757	—	—	—
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	1,203,544	633,151	570,393	1,250,660	726,494	524,166
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	58,312	54,736	3,576	54,472	90,648	(36,176)
American Funds Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	5,098	7,000	(1,902)	38,622	45,737	(7,115)
American Funds® Fundamental Investors® - Class R-4	388,932	672,409	(283,477)	528,541	913,736	(385,195)
American Mutual Fund:
American Funds® American Mutual Fund® - Class R-4	11,573	4,066	7,507	30,022	67,900	(37,878)
American Funds® American Mutual Fund® - Class R-6	2,354	—	2,354	—	—	—
AMG Funds IV:
AMG River Road Mid Cap Value Fund - Class N	80,027	184,768	(104,741)	113,141	269,952	(156,811)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	997	858	139	633	3,488	(2,855)
Ariel Fund - Institutional Class	26	—	26	—	—	—
Ariel Fund - Investor Class	196,609	151,178	45,431	49,073	114,681	(65,608)
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares	46,201	138,106	(91,905)	91,797	160,320	(68,523)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	13,300	12,343	957	16,740	14,338	2,402
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	176,752	117,792	58,960	260,447	148,754	111,693
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	446,996	457,035	(10,039)	682,785	533,629	149,156
BlackRock Mid-Cap Value Series, Inc.:
BlackRock Mid-Cap Value Fund - Institutional Shares	5,754	1,227	4,527	3,789	2,309	1,480
BlackRock Mid-Cap Value Fund - Investor A Shares	118,623	96,784	21,839	63,111	100,950	(37,839)
Bond Fund of America:
American Funds® The Bond Fund of America® - Class R-4	550,642	659,681	(109,039)	1,323,851	630,398	693,453
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	736	—	736	490	—	490
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	231,635	310,649	(79,014)	228,012	270,814	(42,802)
Capital Income Builder:
American Funds® Capital Income Builder® - Class R-4	192,869	108,998	83,871	274,154	147,622	126,532
Capital World Bond Fund:
American Funds® Capital World Bond Fund® - Class R-6	7,654	—	7,654	—	—	—
Capital World Growth & Income Fund:
American Funds® Capital World Growth and Income Fund® - Class R-3	5,946	5,228	718	23,447	25,424	(1,977)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	216,607	30,267	186,340	95,036	64,559	30,477
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	102,851	143,716	(40,865)	114,153	210,598	(96,445)
Columbia Acorn Trust:
Columbia Acorn® Fund - Class A Shares	2,610	2,638	(28)	2,775	2,583	192
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	58,862	58,369	493	37,433	73,545	(36,112)
Columbia Select Mid Cap Value Fund - Institutional Class	—	40	(40)	—	—	—
179

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Funds Series Trust II:
Columbia Large Cap Value Fund - Advisor Class	151,309	140,880	10,429	153,875	267,064	(113,189)
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	2,723	2,867	(144)	1,702	3,436	(1,734)
Davis Series, Inc.:
Davis Financial Fund - Class Y	3,019	3,153	(134)	3,372	3,829	(457)
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	46,823	1,030,411	(983,588)	148,873	102,688	46,185
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	213,666	160,935	52,731	72,017	81,796	(9,779)
Deutsche DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	3,890	976	2,914	3,774	849	2,925
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	845	142	703	581	735	(154)
DFA Investment Dimensions Group Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class	35,327	255,076	(219,749)	48,370	40,640	7,730
DFA Inflation-Protected Securities Portfolio - Institutional Class	123,472	288,280	(164,808)	139,151	63,354	75,797
DFA Real Estate Securities Portfolio - Institutional Class	7,580	—	7,580	—	—	—
DFA U.S. Targeted Value Portfolio - Institutional Class	117,429	1,623,596	(1,506,167)	306,886	179,439	127,447
Dimensional Investment Group Inc.:
DFA U.S. Large Company Portfolio - Institutional Class	54,266	27,191	27,075	—	—	—
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	3,363	7,746	(4,383)	5,951	5,422	529
Dodge & Cox Stock Fund	7,654	1,117	6,537	2,016	1,515	501
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—	—	—	—	—
EuroPacific Growth Fund:
American Funds® EuroPacific Growth Fund® - Class R-3	49,345	81,073	(31,728)	50,874	58,443	(7,569)
American Funds® EuroPacific Growth Fund® - Class R-4	1,118,681	1,571,882	(453,201)	1,205,452	2,171,460	(966,008)
American Funds® EuroPacific Growth Fund® - Class R-6	4,164	4	4,160	—	—	—
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	603	214	389	1,555	742	813
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund	54,456	—	54,456	—	—	—
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I	38,860	34,153	4,707	50,431	150,722	(100,291)
Fidelity Salem Street Trust:
Fidelity® Mid Cap Index Fund	29,745	2	29,743	—	—	—
Fidelity® Small Cap Index Fund	21,519	6	21,513	—	—	—
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,443,243	1,724,737	(281,494)	1,862,610	2,320,354	(457,744)
Fidelity® VIP Growth Portfolio - Initial Class	1,020,706	1,229,280	(208,574)	1,257,660	1,528,598	(270,938)
Fidelity® VIP High Income Portfolio - Initial Class	68,044	66,358	1,686	82,662	82,935	(273)
Fidelity® VIP Overseas Portfolio - Initial Class	118,504	190,153	(71,649)	153,068	345,859	(192,791)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,497,493	4,919,964	(1,422,471)	3,887,687	6,064,667	(2,176,980)
Fidelity® VIP Index 500 Portfolio - Initial Class	442,230	474,600	(32,370)	588,167	873,348	(285,181)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	26,312	39,617	(13,305)	35,974	70,753	(34,779)
Franklin Mutual Series Funds:
Franklin Mutual Global Discovery Fund - Class R	12,501	21,620	(9,119)	15,275	18,651	(3,376)
180

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	3,326	8,554	(5,228)	7,625	5,181	2,444
Franklin Natural Resources Fund - Advisor Class	25,404	1,781	23,623	13,440	11,364	2,076
Franklin Small-Mid Cap Growth Fund - Class A	3,111	2,331	780	2,689	8,237	(5,548)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	640,356	732,811	(92,455)	637,230	850,971	(213,741)
Franklin Value Investors Trust:
Franklin Small Cap Value Fund - Class R6	5,643	—	5,643	—	—	—
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	3,893	531	3,362	2,888	866	2,022
Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-3	52,948	95,492	(42,544)	51,772	78,684	(26,912)
American Funds® The Growth Fund of America® - Class R-4	853,013	1,580,645	(727,632)	1,023,520	2,030,485	(1,006,965)
American Funds® The Growth Fund of America® - Class R-6	1,721	—	1,721	—	—	—
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—	—	—	—	—
The Hartford Dividend And Growth Fund - Class R4	5	—	5	32	206	(174)
The Hartford International Opportunities Fund - Class R4	33,194	41,593	(8,399)	51,587	24,442	27,145
Income Fund of America:
American Funds® The Income Fund of America® - Class R-3	9,322	22,295	(12,973)	23,355	28,113	(4,758)
Ivy Funds:
Delaware Ivy Science and Technology Fund - Class Y	325,424	443,695	(118,271)	775,147	609,746	165,401
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	15	82	(67)	22	16	6
Janus Henderson Enterprise Portfolio - Institutional Shares	134	474	(340)	132	562	(430)
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	—	—	—	11	(11)
Janus Henderson Global Research Portfolio - Institutional Shares	14	241	(227)	31	417	(386)
Janus Henderson Research Portfolio - Institutional Shares	9	200	(191)	22	31	(9)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	150,244	81,913	68,331	566,941	135,003	431,938
JPMorgan Equity Income Fund - Class R6 Shares	902	—	902	—	—	—
JPMorgan Government Bond Fund - Class I Shares	56,170	253,856	(197,686)	551,685	282,743	268,942
JPMorgan Government Bond Fund - Class R6 Shares	5,379	—	5,379	—	—	—
JPMorgan Large Cap Growth Fund - Class R6 Shares	29,649	18	29,631	—	—	—
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	35,461	25,910	9,551	40,963	32,141	8,822
Legg Mason Partners Investment Trust:
ClearBridge Aggressive Growth Fund - Class I	1,988	3,204	(1,216)	2,371	2,980	(609)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	129	1	128	336	1	335
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	49,022	77,199	(28,177)	43,770	97,759	(53,989)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	23,455	39,134	(15,679)	105,996	42,783	63,213
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	1,185	2,633	(1,448)	1,157	814	343
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	1,045	1,064	(19)	2,690	2,215	475
Lord Abbett Short Duration Income Fund - Class R4	454,690	297,305	157,385	354,524	236,854	117,670
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	1,052	1,710	(658)	3,190	21,067	(17,877)
181

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	364	2,061	(1,697)	980	3,498	(2,518)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	591	5,190	(4,599)	280	59	221
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	397,379	567,466	(170,087)	472,526	757,674	(285,148)
MainStay Funds Trust:
MainStay CBRE Real Estate Fund - Class A	41,227	74,963	(33,736)	67,427	7,815	59,612
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	1,248	2,465	(1,217)	1,940	1,609	331
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	185,360	2,764,680	(2,579,320)	622,872	273,081	349,791
Metropolitan West Total Return Bond Fund - Class M Shares	432,444	592,794	(160,350)	829,286	786,575	42,711
MFS Series Trust I:
MFS® New Discovery Fund - Class R3	9,056	8,106	950	9,210	3,618	5,592
MFS Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	4,484	3,152	1,332	21,927	60,617	(38,690)
Neuberger Berman Equity Funds:
Neuberger Berman Genesis Fund - Trust Class Shares	4,734	4,248	486	5,209	5,032	177
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	45,698	326,492	(280,794)	75,005	29,429	45,576
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	54,897	87,284	(32,387)	54,033	84,509	(30,476)
New Perspective Fund:
American Funds® New Perspective Fund® - Class R-3	16,258	17,985	(1,727)	10,398	11,804	(1,406)
American Funds® New Perspective Fund® - Class R-4	982,998	972,173	10,825	1,700,576	1,125,631	574,945
American Funds® New Perspective Fund® - Class R-6	63,004	2	63,002	—	—	—
New World Fund, Inc.:
American Funds® New World Fund® - Class R-4	9,675	4,342	5,333	19,318	37,859	(18,541)
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	18,663	22,992	(4,329)	29,078	55,446	(26,368)
Parnassus Income FundsSM:
Parnassus Core Equity Fund - Investor Shares	264,812	232,468	32,344	328,318	305,123	23,195
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	181,758	270,475	(88,717)	157,675	227,926	(70,251)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	605,574	243,953	361,621	132,709	96,915	35,794
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	932,423	941,875	(9,452)	1,017,831	961,493	56,338
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	15,868	60,991	(45,123)	25,144	333,962	(308,818)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	9,821	11,423	(1,602)	10,963	27,187	(16,224)
Pioneer Series Trust IV:
Pioneer Balanced ESG Fund - Class K Shares	581	—	581	—	—	—
Pioneer Series Trust XIV:
Pioneer Strategic Income Fund - Class A Shares	16,156	10,247	5,909	35,422	28,487	6,935
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	—	148	(148)	—	2	(2)
Pioneer High Yield VCT Portfolio - Class I	165,288	129,622	35,666	90,963	139,217	(48,254)
Prudential Investment Portfolios, Inc.:
PGIM High Yield Fund - Class R6	18,268	—	18,268	—	—	—
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	2,458	703	1,755	2,833	4,612	(1,779)
182

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Royce Fund:
Royce Total Return Fund - Service Class	54	334	(280)	1,013	687	326
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	127,956	92,753	35,203	63,072	155,931	(92,859)
SMALLCAP World Fund, Inc.:
American Funds® SMALLCAP World Fund® - Class R-4	425,314	282,968	142,346	308,703	262,928	45,775
American Funds® SMALLCAP World Fund® - Class R-6	9,354	—	9,354	—	—	—
T. Rowe Price Equity Funds, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	174,273	2,261,109	(2,086,836)	326,871	185,131	141,740
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	2,400	2,355	45	1,147	1,409	(262)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	4,799	959	3,840	2,877	5,692	(2,815)
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	227,584	493,063	(265,479)	835,866	431,380	404,486
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	2,077	12,251	(10,174)	1,700	1,031	669
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	159,059	325,613	(166,554)	192,099	413,660	(221,561)
Templeton Global Bond Fund - Class A	388,983	763,341	(374,358)	490,379	1,012,954	(522,575)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,029	347	682	1,048	433	615
Touchstone Strategic Trust - June Funds:
Touchstone Small Company Fund - Class R6	18,363	20	18,343	—	—	—
Touchstone Value Fund - Institutional Class	116,210	1,332,915	(1,216,705)	233,714	137,487	96,227
USAA Mutual Funds Trust:
USAA Precious Metals and Minerals Fund - Class A Shares	577,263	492,968	84,295	1,450,214	380,998	1,069,216
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	2,955	2,366	589	10,045	13,554	(3,509)
Vanguard Explorer Fund:
Vanguard® Explorer™ Fund - Admiral™ Shares	1,613	20	1,593	—	—	—
Vanguard Fenway Funds:
Vanguard® Equity Income Fund - Admiral™ Shares	27,416	41	27,375	—	—	—
Vanguard Money Market Reserves:
Vanguard® Federal Money Market Fund - Investor Shares	3,238	222	3,016	—	—	—
Vanguard STAR Funds:
Vanguard® Total International Stock Index Fund - Admiral™ Shares	14,043	1,530	12,513	6,066	35	6,031
Vanguard Trustees’ Equity Fund:
Vanguard® International Value Fund - Investor Shares	6,413	—	6,413	—	—	—
Vanguard Variable Insurance Funds:
Vanguard® Variable Insurance Fund - Diversified Value Portfolio	3,856	3,848	8	3,861	3,870	(9)
Vanguard® Variable Insurance Fund - Equity Income Portfolio	250	2,670	(2,420)	402	6	396
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	1,727	1,607	120	1,600	1,537	63
Vanguard World Fund:
Vanguard® FTSE Social Index Fund - Institutional Shares	10,847	38	10,809	—	—	—
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	6,217	6,346	(129)	7,947	27,251	(19,304)
Victory Sycamore Established Value Fund - Class A	249,235	129,294	119,941	151,676	101,258	50,418
Victory Sycamore Established Value Fund - Class R6	71,287	70,642	645	—	—	—
Victory Sycamore Small Company Opportunity Fund - Class R	17	—	17	227	217	10
Virtus Investment Trust:
Virtus NFJ Dividend Value Fund - Class A	1,549	1,885	(336)	1,589	3,656	(2,067)
183

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Investment Trust: (continued)
Virtus NFJ Large-Cap Value Fund - Institutional Class	—	153	(153)	—	—	—
Virtus NFJ Small-Cap Value Fund - Class A	90	568	(478)	310	470	(160)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	4,854,410	5,298,013	(443,603)	4,248,686	4,781,899	(533,213)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	8,995	10,145	(1,150)	1,960	1,648	312
Voya Large-Cap Growth Fund - Class R6	37,974	—	37,974	—	—	—
Voya Funds Trust:
Voya Floating Rate Fund - Class A	21,271	12,818	8,453	35,649	314,841	(279,192)
Voya GNMA Income Fund - Class A	126,704	121,262	5,442	172,299	78,965	93,334
Voya Intermediate Bond Fund - Class A	35,214	52,737	(17,523)	36,917	42,194	(5,277)
Voya Intermediate Bond Fund - Class R6	23,037	—	23,037	—	—	—
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	14,294,372	17,063,719	(2,769,347)	25,693,622	19,850,984	5,842,638
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	7,182,918	8,353,614	(1,170,696)	32,774,297	31,572,536	1,201,761
Voya Intermediate Bond Portfolio - Class S	4,833	11,731	(6,898)	3,251	16,128	(12,877)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	137,804	115,680	22,124	197,493	40,549	156,944
Voya High Yield Portfolio - Adviser Class	16	3	13	33	394	(361)
Voya High Yield Portfolio - Institutional Class	2,159,213	1,921,374	237,839	2,456,615	3,034,282	(577,667)
Voya High Yield Portfolio - Service Class	810	15,420	(14,610)	8,210	10,388	(2,178)
Voya Large Cap Growth Portfolio - Adviser Class	7	179	(172)	9	315	(306)
Voya Large Cap Growth Portfolio - Institutional Class	1,287,743	2,793,291	(1,505,548)	1,854,256	3,521,597	(1,667,341)
Voya Large Cap Growth Portfolio - Service Class	25,978	30,549	(4,571)	44,674	52,115	(7,441)
Voya Large Cap Value Portfolio - Adviser Class	—	121	(121)	—	159	(159)
Voya Large Cap Value Portfolio - Institutional Class	2,208,570	3,186,495	(977,925)	2,841,938	4,651,419	(1,809,481)
Voya Large Cap Value Portfolio - Service Class	17,364	40,090	(22,726)	18,861	16,132	2,729
Voya Limited Maturity Bond Portfolio - Adviser Class	37	—	37	88	58	30
Voya U.S. Stock Index Portfolio - Institutional Class	343,361	260,169	83,192	435,071	553,921	(118,850)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	17	88	(71)	35	144	(109)
VY® Clarion Global Real Estate Portfolio - Institutional Class	395,375	618,228	(222,853)	395,820	993,299	(597,479)
VY® Clarion Real Estate Portfolio - Adviser Class	—	—	—	—	273	(273)
VY® Clarion Real Estate Portfolio - Institutional Class	942,375	951,986	(9,611)	955,114	964,886	(9,772)
VY® Clarion Real Estate Portfolio - Service Class	284,444	438,635	(154,191)	179,540	475,057	(295,517)
VY® Invesco Growth and Income Portfolio - Institutional Class	272,429	230,312	42,117	351,013	343,483	7,530
VY® Invesco Growth and Income Portfolio - Service Class	115,708	136,326	(20,618)	114,805	224,641	(109,836)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	39	739	(700)	392	4,018	(3,626)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	107,516	120,763	(13,247)	102,398	116,349	(13,951)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	193,148	284,132	(90,984)	236,658	272,131	(35,473)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	7	15	(8)	45	65	(20)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	242,770	239,944	2,826	289,063	355,331	(66,268)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	145,166	195,824	(50,658)	157,772	247,765	(89,993)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	—	2,913	(2,913)	1,811	165	1,646
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	26,789	—	26,789	—	—	—
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,077,445	1,638,779	438,666	2,576,272	2,951,646	(375,374)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	3,729,337	4,885,007	(1,155,670)	5,163,561	5,826,939	(663,378)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	86	5,551	(5,465)	1,078	9,022	(7,944)
VY® T. Rowe Price Equity Income Portfolio - Service Class	1,062,671	1,299,134	(236,463)	921,430	1,240,919	(319,489)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	41	98	(57)	159	225	(66)
VY® T. Rowe Price International Stock Portfolio - Service Class	60,749	71,034	(10,285)	55,901	72,959	(17,058)
184

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A	380	5,328	(4,948)	442	873	(431)
Voya Multi-Manager International Small Cap Fund - Class I	68,162	36,980	31,182	42,697	40,464	2,233
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	552	1,205	(653)	1,100	11,490	(10,390)
Voya Global Bond Portfolio - Initial Class	2,126,276	2,180,338	(54,062)	1,979,287	2,162,675	(183,388)
Voya Global Bond Portfolio - Service Class	23,819	28,637	(4,818)	25,800	18,733	7,067
Voya Index Solution 2025 Portfolio - Initial Class	54,911	66,246	(11,335)	149,663	402,319	(252,656)
Voya Index Solution 2025 Portfolio - Service Class	50,357	47,728	2,629	293,497	171,224	122,273
Voya Index Solution 2025 Portfolio - Service 2 Class	44,832	63,053	(18,221)	62,298	58,304	3,994
Voya Index Solution 2030 Portfolio - Service 2 Class	381	—	381	—	—	—
Voya Index Solution 2035 Portfolio - Initial Class	104,435	26,572	77,863	185,742	570,883	(385,141)
Voya Index Solution 2035 Portfolio - Service Class	56,117	27,803	28,314	160,407	212,882	(52,475)
Voya Index Solution 2035 Portfolio - Service 2 Class	43,970	31,841	12,129	33,406	20,219	13,187
Voya Index Solution 2040 Portfolio - Initial Class	1,351	—	1,351	—	—	—
Voya Index Solution 2045 Portfolio - Initial Class	58,284	14,470	43,814	177,960	559,972	(382,012)
Voya Index Solution 2045 Portfolio - Service Class	36,471	13,975	22,496	122,660	95,366	27,294
Voya Index Solution 2045 Portfolio - Service 2 Class	37,260	25,149	12,111	23,788	15,554	8,234
Voya Index Solution 2050 Portfolio - Initial Class	109	—	109	—	—	—
Voya Index Solution 2055 Portfolio - Initial Class	43,320	30,660	12,660	229,063	417,839	(188,776)
Voya Index Solution 2055 Portfolio - Service Class	82,421	43,693	38,728	127,947	85,138	42,809
Voya Index Solution 2055 Portfolio - Service 2 Class	26,522	13,850	12,672	23,410	7,392	16,018
Voya Index Solution 2065 Portfolio - Initial Class	5,828	20	5,808	486	170	316
Voya Index Solution 2065 Portfolio - Service Class	5,821	310	5,511	785	—	785
Voya Index Solution Income Portfolio - Initial Class	10,116	13,269	(3,153)	73,429	207,852	(134,423)
Voya Index Solution Income Portfolio - Service Class	7,450	14,479	(7,029)	37,831	37,848	(17)
Voya Index Solution Income Portfolio - Service 2 Class	8,810	14,898	(6,088)	11,427	13,107	(1,680)
Voya International High Dividend Low Volatility Portfolio - Adviser Class	117	865	(748)	227	2,479	(2,252)
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,173,715	1,573,020	(399,305)	1,294,557	1,820,068	(525,511)
Voya International High Dividend Low Volatility Portfolio - Service Class	1,827	1,873	(46)	778	1,092	(314)
Voya Solution 2025 Portfolio - Adviser Class	130	913	(783)	352	11,440	(11,088)
Voya Solution 2025 Portfolio - Initial Class	234,355	149,921	84,434	348,844	207,743	141,101
Voya Solution 2025 Portfolio - Service Class	1,042,235	1,040,621	1,614	1,108,161	1,336,091	(227,930)
Voya Solution 2025 Portfolio - Service 2 Class	137,320	149,464	(12,144)	71,742	161,863	(90,121)
Voya Solution 2030 Portfolio - Service Class	12,602	—	12,602	—	—	—
Voya Solution 2035 Portfolio - Adviser Class	205	72	133	304	7,260	(6,956)
Voya Solution 2035 Portfolio - Initial Class	268,114	196,299	71,815	280,317	179,139	101,178
Voya Solution 2035 Portfolio - Service Class	1,124,122	769,490	354,632	1,077,657	1,230,104	(152,447)
Voya Solution 2035 Portfolio - Service 2 Class	171,237	205,203	(33,966)	167,702	294,191	(126,489)
Voya Solution 2040 Portfolio - Initial Class	10	—	10	—	—	—
Voya Solution 2040 Portfolio - Service Class	210	—	210	—	—	—
Voya Solution 2045 Portfolio - Adviser Class	34	1	33	—	34	(34)
Voya Solution 2045 Portfolio - Initial Class	240,366	93,506	146,860	233,789	161,324	72,465
Voya Solution 2045 Portfolio - Service Class	712,614	525,076	187,538	827,609	960,119	(132,510)
Voya Solution 2045 Portfolio - Service 2 Class	69,860	86,886	(17,026)	73,481	129,931	(56,450)
Voya Solution 2050 Portfolio - Initial Class	42	—	42	—	—	—
Voya Solution 2050 Portfolio - Service Class	998	2	996	—	—	—
Voya Solution 2050 Portfolio - Service 2 Class	31	—	31	—	—	—
Voya Solution 2055 Portfolio - Initial Class	126,245	33,795	92,450	139,863	51,250	88,613
Voya Solution 2055 Portfolio - Service Class	389,412	261,653	127,759	491,476	279,999	211,477
Voya Solution 2055 Portfolio - Service 2 Class	39,627	35,000	4,627	25,446	54,631	(29,185)
Voya Solution 2060 Portfolio - Initial Class	2	—	2	—	—	—
185

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc.: (continued)
Voya Solution 2060 Portfolio - Service Class	5,024	—	5,024	—	—	—
Voya Solution 2060 Portfolio - Service 2 Class	52	—	52	—	—	—
Voya Solution 2065 Portfolio - Initial Class	68	—	68	—	—	—
Voya Solution 2065 Portfolio - Service Class	81,050	10,610	70,440	36,567	6,423	30,144
Voya Solution Balanced Portfolio - Service Class	87,288	54,908	32,380	53,278	46,007	7,271
Voya Solution Income Portfolio - Adviser Class	—	2,154	(2,154)	—	24,961	(24,961)
Voya Solution Income Portfolio - Initial Class	195,255	151,319	43,936	275,945	112,571	163,374
Voya Solution Income Portfolio - Service Class	165,784	478,562	(312,778)	204,243	461,236	(256,993)
Voya Solution Income Portfolio - Service 2 Class	110,480	134,932	(24,452)	92,480	119,522	(27,042)
Voya Solution Moderately Conservative Portfolio - Service Class	82,671	102,939	(20,268)	82,361	89,287	(6,926)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	—	617	(617)	12	558	(546)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	148,850	191,256	(42,406)	168,573	243,293	(74,720)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	450,187	638,924	(188,737)	546,373	818,118	(271,745)
VY® Baron Growth Portfolio - Adviser Class	345	444	(99)	2,117	3,980	(1,863)
VY® Baron Growth Portfolio - Service Class	763,940	994,741	(230,801)	778,591	1,194,283	(415,692)
VY® Columbia Contrarian Core Portfolio - Service Class	75,774	78,356	(2,582)	178,875	209,130	(30,255)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	161	(161)	—	217	(217)
VY® Columbia Small Cap Value II Portfolio - Service Class	376,796	222,756	154,040	59,896	59,749	147
VY® Invesco Comstock Portfolio - Adviser Class	20	3,752	(3,732)	545	1,344	(799)
VY® Invesco Comstock Portfolio - Service Class	649,720	684,313	(34,593)	591,822	803,640	(211,818)
VY® Invesco Equity and Income Portfolio - Adviser Class	669	4,561	(3,892)	363	1,574	(1,211)
VY® Invesco Equity and Income Portfolio - Initial Class	1,440,196	2,107,416	(667,220)	1,941,859	3,162,461	(1,220,602)
VY® Invesco Equity and Income Portfolio - Service Class	9,345	8,331	1,014	28,399	37,631	(9,232)
VY® Invesco Global Portfolio - Adviser Class	38	1,540	(1,502)	64	1,573	(1,509)
VY® Invesco Global Portfolio - Initial Class	2,071,740	3,317,821	(1,246,081)	2,158,439	4,358,039	(2,199,600)
VY® Invesco Global Portfolio - Service Class	3,912	2,729	1,183	4,836	4,098	738
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	17	531	(514)	692	2,917	(2,225)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	93,527	144,056	(50,529)	74,569	200,019	(125,450)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	774,395	894,635	(120,240)	421,582	595,445	(173,863)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	6	602	(596)	247	1,330	(1,083)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	34,769	19	34,750	—	—	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,202,022	2,030,373	(828,351)	1,638,486	2,834,857	(1,196,371)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	3,900	2,149	1,751	4,413	9,803	(5,390)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	7	3,860	(3,853)	306	3,962	(3,656)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	1,597,595	1,903,422	(305,827)	1,832,891	2,333,716	(500,825)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	12,784	15,043	(2,259)	20,069	35,510	(15,441)
Voya Separate Portfolios Trust:
Voya Target In-Retirement Fund - Class R6	2,638	—	2,638	—	—	—
Voya Target Retirement 2025 Fund - Class R6	8,173	—	8,173	—	—	—
Voya Target Retirement 2030 Fund - Class R6	152	—	152	—	—	—
Voya Target Retirement 2035 Fund - Class R6	12,202	192	12,010	—	—	—
Voya Target Retirement 2040 Fund - Class R6	12	—	12	—	—	—
Voya Target Retirement 2045 Fund - Class R6	14,665	—	14,665	—	—	—
Voya Target Retirement 2050 Fund - Class R6	1,029	—	1,029	—	—	—
Voya Target Retirement 2055 Fund - Class R6	4,961	58	4,903	—	—	—
Voya Target Retirement 2060 Fund - Class R6	458	—	458	—	—	—
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	145,140	135,531	9,609	220,141	172,160	47,981
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	565,795	614,086	(48,291)	580,123	571,187	8,936
Voya Strategic Allocation Growth Portfolio - Class I	484,022	552,095	(68,073)	491,491	579,979	(88,488)
186

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Year ended December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Strategic Allocation Portfolios, Inc.: (continued)
Voya Strategic Allocation Moderate Portfolio - Class I	1,059,283	1,114,817	(55,534)	784,968	918,384	(133,416)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	57	14,427	(14,370)	910	8,053	(7,143)
Voya Growth and Income Portfolio - Class I	6,352,623	7,900,845	(1,548,222)	6,237,376	8,476,083	(2,238,707)
Voya Growth and Income Portfolio - Class S	1,540	2,851	(1,311)	4,940	4,035	905
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	2,143,629	2,571,222	(427,593)	2,382,830	3,152,229	(769,399)
Voya Global High Dividend Low Volatility Portfolio - Class S	67,843	125,214	(57,371)	74,052	165,763	(91,711)
Voya Index Plus LargeCap Portfolio - Class I	1,603,402	2,169,910	(566,508)	1,790,620	2,533,860	(743,240)
Voya Index Plus LargeCap Portfolio - Class S	10	25	(15)	263	3,496	(3,233)
Voya Index Plus MidCap Portfolio - Class I	1,014,555	1,461,286	(446,731)	1,085,495	1,847,842	(762,347)
Voya Index Plus MidCap Portfolio - Class S	2	228	(226)	64	757	(693)
Voya Index Plus SmallCap Portfolio - Class I	576,680	721,567	(144,887)	522,914	846,578	(323,664)
Voya Index Plus SmallCap Portfolio - Class S	6	325	(319)	76	1,110	(1,034)
Voya International Index Portfolio - Class I	1,351,257	1,502,913	(151,656)	1,000,399	1,153,638	(153,239)
Voya International Index Portfolio - Class S	28	3	25	31	1	30
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,629,654	1,652,537	(22,883)	14,650,191	14,524,569	125,622
Voya Russell™ Large Cap Growth Index Portfolio - Class S	18,562	21,946	(3,384)	15,223	17,026	(1,803)
Voya Russell™ Large Cap Index Portfolio - Class I	1,306,057	1,165,652	140,405	1,955,641	1,511,950	443,691
Voya Russell™ Large Cap Index Portfolio - Class S	184,177	186,038	(1,861)	101,538	102,564	(1,026)
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,421	2,600	(179)	2,510	4,000	(1,490)
Voya Russell™ Large Cap Value Index Portfolio - Class S	154,425	133,775	20,650	197,568	195,430	2,138
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	66,520	108,439	(41,919)	94,804	143,295	(48,491)
Voya Russell™ Mid Cap Index Portfolio - Class I	1,019,798	1,092,172	(72,374)	1,358,865	1,741,156	(382,291)
Voya Russell™ Small Cap Index Portfolio - Class I	1,182,737	857,833	324,904	1,348,440	1,144,648	203,792
Voya Small Company Portfolio - Class I	668,262	887,672	(219,410)	655,767	943,745	(287,978)
Voya Small Company Portfolio - Class S	21	153	(132)	662	2,356	(1,694)
Voya U.S. Bond Index Portfolio - Class I	587,443	721,750	(134,307)	1,686,872	982,001	704,871
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	747,523	1,001,433	(253,910)	827,693	1,228,280	(400,587)
Voya MidCap Opportunities Portfolio - Class R6	4,541	—	4,541	—	—	—
Voya MidCap Opportunities Portfolio - Class S	7,016	14,086	(7,070)	9,560	15,634	(6,074)
Voya SmallCap Opportunities Portfolio - Class I	398,463	540,065	(141,602)	433,859	641,044	(207,185)
Voya SmallCap Opportunities Portfolio - Class S	—	185	(185)	—	1,658	(1,658)
Wanger Advisors Trust:
Wanger International	170,287	449,538	(279,251)	259,765	521,716	(261,951)
Wanger Select	61,382	192,220	(130,838)	112,839	320,652	(207,813)
Wanger USA	249,116	416,701	(167,585)	256,199	588,081	(331,882)
Washington Mutual Investors Fund:
American Funds® Washington Mutual Investors FundSM - Class R-3	17,633	22,855	(5,222)	14,144	20,044	(5,900)
American Funds® Washington Mutual Investors FundSM - Class R-4	589,202	1,044,238	(455,036)	823,778	1,317,189	(493,411)
American Funds® Washington Mutual Investors FundSM - Class R-6	6,837	—	6,837	—	—	—
Wells Fargo Funds Trust:
Allspring Small Company Growth Fund - Administrator Class	260,795	156,513	104,282	174,138	154,759	19,379
Allspring Small Company Value Fund - Class A	2,126	392	1,734	1,118	947	171
Allspring Special Small Cap Value Fund - Class A	137,383	289,631	(152,248)	149,974	370,353	(220,379)
187

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, follows:

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
	2021		4	$14.52	to	$37.15	$160	0.62%	0.60%	to	1.25%	1.86%	to	26.32%
	2020		6	$11.54	to	$28.84	$164	1.21%	0.70%	to	1.25%	1.86%	to	5.87%
	2019		6	$11.46	to	$28.25	$167	1.17%	0.70%	to	0.90%	22.02%	to	22.09%
	2018		8	$22.43	to	$23.46	$174	1.10%	0.60%	to	0.90%	-6.66%	to	-6.57%
	2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
AB VPS Growth and Income Portfolio - Class A
	2021		24	$36.49	to	$37.13	$868	0.79%	1.15%	to	1.25%	26.57%	to	26.68%
	2020		22	$28.83	to	$29.31	$653	1.48%	1.15%	to	1.25%	1.44%	to	1.56%
	2019		24	$28.42	to	$28.86	$700	1.26%	1.15%	to	1.25%	22.39%	to	22.50%
	2018		24	$23.22	to	$23.56	$572	1.01%	1.15%	to	1.25%	-6.82%	to	-6.69%
	2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
Aberdeen Emerging Markets Sustainable Leaders Fund - Institutional Class
	2021		3		$13.39		$46	0.00%		0.00%			-6.36%
	2020		1,600		$14.30		$22,876	0.28%		0.00%			22.96%
	2019		1,475		$11.63		$17,155	1.47%		0.00%			23.46%
	2018		1,322		$9.42		$12,452	2.69%		0.00%			-15.14%
	2017		1,117		$11.10		$12,399	1.56%		0.00%			26.28%
Invesco Capital Appreciation Fund - Class A
	2021		2	$40.58	to	$43.99	$96	0.00%	0.85%	to	1.30%	10.18%	to	21.32%
	2020		2	$34.18	to	$36.26	$83	0.00%	0.85%	to	1.20%	34.67%	to	35.15%
	2019		3	$25.38	to	$26.83	$75	0.00%	0.85%	to	1.20%	34.43%	to	34.89%
	2018		3	$18.88	to	$19.89	$66	0.00%	0.85%	to	1.20%	-7.09%	to	-6.75%
	2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
Invesco Floating Rate ESG Fund - Class R5
	2021		30	$11.82	to	$12.86	$370	4.11%	0.30%	to	1.40%	1.35%	to	6.11%
	2020		27	$11.27	to	$12.12	$312	4.17%	0.30%	to	1.40%	0.44%	to	1.51%
	2019		31	$11.22	to	$11.94	$359	5.96%	0.30%	to	1.40%	6.13%	to	7.28%
	2018		26	$10.57	to	$11.13	$279	5.52%	0.30%	to	1.40%	-1.49%	to	-0.27%
	2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
Invesco Main Street Fund - Class A
	2021		96	$21.48	to	$21.72	$2,065	0.66%	0.55%	to	1.20%	26.06%	to	26.43%
	2020		94	$17.04	to	$17.18	$1,598	0.80%	0.95%	to	1.20%	13.00%	to	13.32%
	2019		112	$13.13	to	$15.16	$1,650	1.02%	0.75%	to	1.20%	30.45%	to	30.91%
	2018		81	$10.03	to	$11.60	$910	1.17%	0.75%	to	1.20%	-9.05%	to	-8.57%
	2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
Invesco Main Street Mid Cap Fund® - Class A
	2021		252	$16.90	to	$17.25	$4,303	0.22%	0.30%	to	1.50%	5.06%	to	22.62%
	2020	05/15/2020	275	$13.94	to	$14.07	$3,850	(d)	0.25%	to	1.50%		(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
	2017		(d)		(d)		(d)	(d)		(d)			(d)
Invesco Small Cap Growth Fund - Class A
	2021		4		$59.36		$238	0.00%		1.00%			6.27%
	2020		4		$55.86		$203	0.00%		1.00%			55.43%
	2019		3		$35.94		$114	0.00%		1.00%			23.04%
	2018		3		$29.21		$91	0.00%		1.00%			9.90%
	2017		3		$32.42		$102	0.00%		1.00%			23.68%
188

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco International Growth Fund - Class R5
	2021		52	$14.32	to	$17.83	$870	2.00%		0.55%		4.99%	to	5.13%
	2020		52	$13.64	to	$16.96	$830	1.17%	0.75%	to	0.95%	12.63%	to	12.92%
	2019		50	$12.11	to	$15.02	$715	2.42%	0.75%	to	0.95%	27.21%	to	27.40%
	2018		46	$9.52	to	$11.79	$523	1.16%	0.75%	to	0.95%	-15.90%	to	-15.67%
	2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
Invesco International Small-Mid Company Fund - Class Y
	2021		53	$22.75	to	$25.03	$1,242	0.26%	0.15%	to	1.40%	12.57%	to	13.98%
	2020		52	$20.21	to	$21.96	$1,074	0.00%	0.15%	to	1.40%	23.30%	to	24.37%
	2019		48	$16.39	to	$17.19	$795	0.45%	0.55%	to	1.40%	23.33%	to	24.38%
	2018		40	$13.29	to	$13.82	$543	0.86%	0.55%	to	1.40%	-10.51%	to	-9.73%
	2017		41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
Invesco Oppenheimer International Growth Fund - Class Y
	2021		31	$14.91	to	$16.22	$475	0.45%	0.30%	to	1.40%	9.31%	to	10.57%
	2020		29	$13.64	to	$14.67	$405	0.00%	0.30%	to	1.40%	20.49%	to	21.70%
	2019		67	$11.32	to	$11.98	$770	1.27%	0.40%	to	1.40%	27.19%	to	28.54%
	2018		55	$8.90	to	$9.32	$492	1.45%	0.40%	to	1.40%	-20.46%	to	-19.72%
	2017		42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
Invesco Developing Markets Fund - Class A
	2021		3,068	$13.77	to	$128.88	$211,204	0.09%	0.00%	to	1.75%	-13.99%	to	-5.55%
	2020		3,326	$15.00	to	$139.34	$252,661	0.00%	0.00%	to	1.75%	15.18%	to	17.26%
	2019		3,775	$12.89	to	$118.87	$246,688	0.24%	0.00%	to	1.75%	21.86%	to	23.99%
	2018		4,037	$10.47	to	$95.87	$216,966	0.25%	0.00%	to	1.75%	-13.67%	to	-12.14%
	2017		4,354	$12.01	to	$109.12	$268,701	0.34%	0.00%	to	1.75%	32.45%	to	34.81%
Invesco Developing Markets Fund - Class R6
	2021	11/17/2021	12		$8.61		$100	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Developing Markets Fund - Class Y
	2021		2,820	$14.98	to	$16.83	$45,522	0.37%	0.00%	to	1.25%	-8.38%	to	-7.27%
	2020		2,869	$16.35	to	$18.15	$50,156	0.22%	0.00%	to	1.25%	16.04%	to	17.48%
	2019		3,305	$14.09	to	$15.45	$49,389	0.55%	0.00%	to	1.25%	22.74%	to	24.30%
	2018		3,523	$11.48	to	$12.43	$42,564	0.56%	0.00%	to	1.25%	-13.03%	to	-11.91%
	2017		3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
Invesco Health Care Fund - Investor Class
	2021		1	$101.99	to	$125.33	$100	0.00%	0.35%	to	1.60%	5.94%	to	11.47%
	2020		1	$93.82	to	$107.02	$92	0.00%	0.65%	to	1.50%	12.74%	to	13.69%
	2019		1	$83.22	to	$94.13	$115	0.00%	0.65%	to	1.50%	30.01%	to	31.14%
	2018		2	$64.01	to	$71.78	$132	0.00%	0.65%	to	1.50%	-1.04%	to	-0.19%
	2017		2	$64.67	to	$71.91	$109	0.00%	0.65%	to	1.50%	13.73%	to	14.72%
Invesco International Bond Fund - Class A
	2021		1	$10.60	to	$12.16	$8	0.00%	0.60%	to	1.75%	-11.81%	to	-10.72%
	2020		1	$12.02	to	$13.62	$9	3.77%	0.60%	to	1.75%	7.13%	to	8.53%
	2019		4	$11.70	to	$12.54	$44	5.59%	0.70%	to	1.40%	8.37%	to	8.67%
	2018		12	$10.99	to	$11.80	$135	4.75%	0.45%	to	1.25%	-7.02%	to	-6.27%
	2017		13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
189

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco High Yield Fund - Class R5
	2021		38	$12.13	to	$13.19	$475	4.83%	0.30%	to	1.40%	2.80%	to	3.86%
	2020		33	$11.80	to	$12.70	$395	8.54%	0.30%	to	1.40%	2.52%	to	3.67%
	2019		69	$11.51	to	$12.25	$800	6.15%	0.30%	to	1.40%	11.96%	to	13.22%
	2018		51	$10.28	to	$10.82	$533	5.54%	0.30%	to	1.40%	-4.64%	to	-3.57%
	2017		37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
Invesco American Value Fund - Class R5
	2021		69	$16.27	to	$17.36	$1,144	0.61%	0.55%	to	1.40%	0.24%	to	27.18%
	2020		64	$12.90	to	$13.65	$834	0.44%	0.55%	to	1.40%	0.23%	to	1.11%
	2019		77	$12.87	to	$13.50	$1,002	0.34%	0.55%	to	1.40%	23.39%	to	24.42%
	2018		72	$10.43	to	$10.85	$754	0.92%	0.55%	to	1.40%	-13.80%	to	-13.41%
	2017		62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
Invesco Energy Fund - Class R5
	2021		53	$4.61	to	$5.07	$254	3.44%	0.15%	to	1.40%	-3.09%	to	56.48%
	2020		12	$2.98	to	$3.24	$37	2.38%	0.15%	to	1.40%	-32.81%	to	14.34%
	2019		10	$4.43	to	$4.72	$47	2.20%	0.30%	to	1.40%	3.75%	to	5.12%
	2018		10	$4.27	to	$4.49	$44	2.41%	0.30%	to	1.40%	-27.50%	to	-26.75%
	2017		20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
Invesco Gold & Special Minerals Fund - Class A
	2021		11	$9.83	to	$11.20	$116	2.52%	0.45%	to	1.55%	-4.38%	to	-3.36%
	2020		18	$10.28	to	$11.59	$202	2.14%	0.45%	to	1.55%	22.39%	to	37.80%
	2019		10	$7.59	to	$8.26	$79	0.00%	0.80%	to	1.65%	44.02%	to	45.17%
	2018		8	$5.27	to	$5.69	$45	0.00%	0.80%	to	1.65%		-14.29%
	2017		8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
Invesco Small Cap Value Fund - Class A
	2021		2	$48.88	to	$54.09	$121	0.00%	0.20%	to	1.00%	12.03%	to	36.25%
	2020		1	$34.32	to	$39.70	$52	0.00%	0.20%	to	1.45%	9.71%	to	63.51%
	2019		1	$30.76	to	$35.90	$45	0.00%	0.20%	to	1.65%	29.90%	to	31.79%
	2018		2	$23.68	to	$27.24	$60	0.00%	0.20%	to	1.65%	-26.53%	to	-25.43%
	2017		4	$32.23	to	$36.53	$152	0.00%	0.20%	to	1.65%	16.35%	to	17.46%
Invesco V.I. American Franchise Fund - Series I
	2021		462	$37.30	to	$158.32	$44,259	0.00%	0.00%	to	1.50%	-5.93%	to	11.93%
	2020		516	$33.83	to	$141.45	$45,196	0.07%	0.00%	to	1.50%	40.25%	to	42.35%
	2019		505	$24.12	to	$99.37	$32,064	0.00%	0.00%	to	1.50%	34.67%	to	36.76%
	2018		553	$17.91	to	$72.66	$26,539	0.00%	0.00%	to	1.50%	-5.06%	to	-3.62%
	2017		560	$18.86	to	$75.39	$28,558	0.09%	0.00%	to	1.50%	25.44%	to	27.33%
Invesco V.I. Core Equity Fund - Series I
	2021		1,323	$22.84	to	$42.93	$36,852	0.67%	0.25%	to	1.95%	6.69%	to	27.42%
	2020		1,475	$18.10	to	$33.78	$32,553	1.26%	0.10%	to	1.95%	11.61%	to	13.73%
	2019		1,570	$16.09	to	$29.82	$30,828	0.97%	0.10%	to	1.95%	26.42%	to	28.80%
	2018		1,738	$12.62	to	$23.24	$27,039	0.93%	0.00%	to	1.95%	-11.17%	to	-9.39%
	2017		1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
	2021		1	$20.05	to	$41.26	$25	0.00%	1.25%	to	1.50%	17.32%	to	17.62%
	2020		1	$17.09	to	$35.08	$23	0.00%	1.25%	to	1.50%	38.61%	to	38.93%
	2019		1	$12.33	to	$25.25	$18	0.00%	1.25%	to	1.50%	37.31%	to	37.68%
	2018		1	$8.98	to	$18.34	$14	0.00%	1.25%	to	1.50%	-7.52%	to	-7.28%
	2017		2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%

190

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Global Fund - Series I
	2021		5	$70.36	to	$84.04	$407	0.00%	0.50%	to	1.25%	14.05%	to	14.92%
	2020		5	$59.62	to	$73.13	$359	0.61%	0.50%	to	1.40%	25.86%	to	27.01%
	2019		6	$33.47	to	$57.58	$292	0.76%	0.50%	to	1.40%	29.96%	to	31.13%
	2018		6	$25.59	to	$43.91	$231	1.17%	0.50%	to	1.40%	-14.40%	to	-13.61%
	2017		6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
Invesco V.I. Global Strategic Income Fund - Series I
	2021		4	$22.11	to	$25.50	$97	5.05%	0.65%	to	1.25%	-4.62%	to	-4.06%
	2020		4	$23.18	to	$27.19	$101	6.03%	0.55%	to	1.25%	2.11%	to	2.84%
	2019		4	$22.70	to	$26.44	$98	4.26%	0.55%	to	1.25%	9.40%	to	10.21%
	2018		4	$20.75	to	$23.99	$90	5.41%	0.55%	to	1.25%	-5.60%	to	-4.91%
	2017		4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
Invesco V.I. Main Street Fund - Series I
	2021		2	$29.82	to	$34.77	$63	0.00%	1.25%	to	1.50%	25.66%	to	25.98%
	2020		2	$23.73	to	$27.60	$59	1.67%	1.25%	to	1.50%	12.25%	to	12.52%
	2019		3	$21.14	to	$24.53	$61	1.75%	1.25%	to	1.50%	30.09%	to	30.48%
	2018		3	$16.25	to	$18.80	$53	1.68%	1.25%	to	1.50%	-9.27%	to	-9.05%
	2017		4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
Invesco V.I. Main Street Small Cap Fund - Series I
	2021		1,017	$16.39	to	$52.58	$36,267	0.39%	0.25%	to	1.50%	2.77%	to	22.24%
	2020		1,025	$13.41	to	$43.33	$30,180	0.53%	0.25%	to	1.50%	18.14%	to	28.88%
	2019		1,156	$11.22	to	$36.50	$29,094	0.20%	0.00%	to	1.50%	24.57%	to	26.47%
	2018		1,000	$18.81	to	$29.15	$24,778	0.33%	0.00%	to	1.50%	-11.67%	to	-10.32%
	2017		1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
Alger Capital Appreciation Fund - Class A
	2021		4	$57.33	to	$61.21	$253	0.00%	0.60%	to	1.15%	13.77%	to	16.51%
	2020		4	$49.32	to	$51.80	$189	0.00%	0.70%	to	1.15%	39.99%	to	40.65%
	2019		3	$35.23	to	$37.20	$123	0.00%	0.60%	to	1.15%	31.60%	to	32.34%
	2018		4	$26.77	to	$28.11	$115	0.00%	0.60%	to	1.15%	-2.12%	to	-1.58%
	2017		4	$27.35	to	$28.56	$103	0.00%	0.60%	to	1.15%	30.19%	to	30.41%
Alger Responsible Investing Fund - Class A
	2021		253	$38.72	to	$64.90	$14,467	0.00%	0.00%	to	1.50%	4.72%	to	23.93%
	2020		274	$31.41	to	$52.37	$12,770	0.00%	0.00%	to	1.50%	4.67%	to	35.78%
	2019		204	$22.32	to	$38.57	$7,080	0.00%	0.00%	to	1.50%	31.94%	to	33.88%
	2018		234	$15.94	to	$28.81	$6,124	0.00%	0.00%	to	1.50%	-3.15%	to	-1.64%
	2017		206	$16.43	to	$29.29	$5,544	0.00%	0.00%	to	1.50%	25.51%	to	27.40%
Amana Growth Fund - Investor Class
	2021		2,210	$19.75	to	$69.46	$100,379	0.08%	0.00%	to	1.50%	1.03%	to	31.51%
	2020		2,150	$15.05	to	$52.35	$77,907	0.24%	0.00%	to	1.50%	26.62%	to	32.85%
	2019		2,178	$11.37	to	$39.56	$62,144	0.40%	0.00%	to	1.70%	30.84%	to	33.09%
	2018		1,900	$20.93	to	$30.28	$46,429	0.46%	0.00%	to	1.70%	0.69%	to	2.43%
	2017		1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
Amana Income Fund - Investor Class
	2021		2,402	$15.73	to	$44.33	$86,060	0.76%	0.00%	to	1.50%	4.05%	to	22.50%
	2020		2,605	$12.88	to	$35.87	$77,421	1.10%	0.00%	to	1.50%	2.10%	to	60.49%
	2019		2,815	$11.34	to	$31.61	$74,306	1.25%	0.00%	to	1.50%	23.38%	to	25.29%
	2018		3,088	$18.69	to	$25.70	$66,562	1.19%	0.00%	to	1.50%	-6.64%	to	-5.21%
	2017		3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%

191

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds® American Balanced Fund® - Class R-3
	2021		50	$29.18	to	$36.18	$1,690	0.91%	0.20%	to	1.40%	8.00%	to	15.15%
	2020		62	$25.65	to	$31.42	$1,826	1.05%	0.20%	to	1.40%	6.15%	to	10.28%
	2019		74	$23.35	to	$29.41	$1,969	1.51%	0.00%	to	1.45%	17.04%	to	18.78%
	2018		124	$19.95	to	$24.76	$2,791	1.60%	0.00%	to	1.45%	-4.45%	to	-3.05%
	2017		126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
American Beacon Small Cap Value Fund - Investor Class
	2021		9	$14.26	to	$18.17	$142	0.84%	0.55%	to	1.25%	9.22%	to	26.97%
	2020		8	$11.26	to	$14.31	$97	0.36%	0.55%	to	1.25%	2.48%	to	3.17%
	2019		35	$10.96	to	$13.87	$463	1.03%	0.55%	to	1.25%	21.51%	to	22.42%
	2018		28	$8.99	to	$11.33	$315	0.32%	0.55%	to	1.25%	-16.96%	to	-16.38%
	2017		23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
American Century Investments® Mid Cap Value Fund - R6 Class
	2021	11/17/2021	12		$10.41		$122	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
	2021		3,321	$12.15	to	$16.67	$45,141	4.63%	0.00%	to	1.70%	1.77%	to	6.38%
	2020		2,750	$11.51	to	$15.67	$35,705	1.22%	0.00%	to	1.70%	8.38%	to	10.27%
	2019		2,226	$10.51	to	$14.21	$26,836	2.33%	0.00%	to	1.80%	5.96%	to	7.90%
	2018		2,568	$9.82	to	$13.17	$29,126	2.83%	0.00%	to	1.80%	-4.20%	to	-2.52%
	2017		2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
American Century Investments® Disciplined Core Value Fund - A Class
	2021		453	$31.89	to	$108.31	$14,615	0.82%	0.55%	to	1.20%	21.90%	to	22.58%
	2020		450	$26.16	to	$88.36	$11,886	1.54%	0.65%	to	1.20%	10.29%	to	10.88%
	2019		486	$23.72	to	$79.69	$11,609	1.84%	0.65%	to	1.20%	22.21%	to	22.90%
	2018		502	$19.41	to	$64.84	$9,812	1.69%	0.65%	to	1.20%	-8.18%	to	-7.70%
	2017		517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
American Funds® Fundamental Investors® - Class R-3
	2021		36	$29.46	to	$35.42	$1,221	0.88%	0.00%	to	1.35%	20.44%	to	22.05%
	2020		38	$24.46	to	$29.02	$1,054	1.21%	0.00%	to	1.35%	11.95%	to	65.15%
	2019		46	$21.39	to	$25.32	$1,090	1.31%	0.00%	to	1.45%	25.38%	to	27.17%
	2018		47	$17.06	to	$19.91	$889	1.25%	0.00%	to	1.45%	-8.33%	to	-6.96%
	2017		52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
American Funds® Fundamental Investors® - Class R-4
	2021		4,483	$30.07	to	$36.90	$146,196	1.20%	0.00%	to	1.50%	3.23%	to	22.43%
	2020		4,767	$24.93	to	$30.14	$127,998	1.53%	0.00%	to	1.50%	11.75%	to	18.60%
	2019		5,153	$22.02	to	$26.23	$121,394	1.56%	0.00%	to	1.50%	25.61%	to	27.58%
	2018		5,236	$17.53	to	$20.56	$97,554	1.56%	0.00%	to	1.50%	-8.03%	to	-6.67%
	2017		5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
American Funds® American Mutual Fund® - Class R-4
	2021		85	$29.83	to	$34.83	$2,648	1.74%	0.00%	to	1.40%	8.00%	to	24.93%
	2020		77	$24.22	to	$27.88	$1,951	2.20%	0.00%	to	1.40%	2.77%	to	4.73%
	2019		115	$23.45	to	$26.62	$2,782	0.90%	0.00%	to	1.40%	19.95%	to	21.66%
	2018		430	$19.55	to	$21.88	$9,173	2.09%	0.00%	to	1.40%	-3.46%	to	-2.15%
	2017		364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
192

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds® American Mutual Fund® - Class R-6
	2021	11/18/2021	2		$11.00		$26	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
AMG River Road Mid Cap Value Fund - Class N
	2021		997	$14.08	to	$32.56	$23,817	0.20%	0.00%	to	1.50%	9.06%	to	31.98%
	2020		1,102	$10.70	to	$24.67	$20,180	0.07%	0.00%	to	1.50%	2.34%	to	3.87%
	2019		1,259	$10.33	to	$23.75	$22,420	0.87%	0.00%	to	1.50%	13.72%	to	15.46%
	2018		1,202	$18.07	to	$20.57	$22,907	0.34%	0.00%	to	1.50%	-19.80%	to	-18.60%
	2017		1,477	$22.53	to	$25.27	$34,886	0.00%	0.00%	to	1.50%	9.85%	to	11.52%
Ariel Appreciation Fund - Investor Class
	2021		4	$31.41	to	$39.99	$126	0.90%	0.55%	to	1.90%	3.10%	to	24.79%
	2020		3	$25.43	to	$30.89	$97	0.73%	0.75%	to	1.90%	5.34%	to	6.55%
	2019		6	$24.14	to	$29.69	$177	0.68%	0.60%	to	1.90%	22.23%	to	23.86%
	2018		18	$19.75	to	$23.97	$412	0.85%	0.60%	to	1.90%	-15.60%	to	-14.51%
	2017		19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
Ariel Fund - Institutional Class
	2021	11/24/2021	—		$10.09		$—	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Ariel Fund - Investor Class
	2021		364	$33.16	to	$60.94	$13,561	0.05%	0.15%	to	1.90%	3.51%	to	30.19%
	2020		318	$25.82	to	$46.81	$9,371	0.29%	0.15%	to	1.90%	7.41%	to	94.29%
	2019		384	$23.82	to	$41.45	$10,234	0.88%	0.30%	to	1.90%	22.35%	to	24.30%
	2018		415	$19.40	to	$33.35	$9,051	0.95%	0.00%	to	1.90%	-15.32%	to	-13.68%
	2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
Artisan International Fund - Investor Shares
	2021		623	$14.98	to	$27.48	$10,176	0.63%	0.25%	to	1.80%	1.13%	to	8.76%
	2020		715	$13.95	to	$25.47	$10,829	0.21%	0.25%	to	1.80%	6.00%	to	16.43%
	2019		784	$13.16	to	$23.93	$11,144	0.92%	0.00%	to	1.50%	27.27%	to	29.27%
	2018		885	$10.34	to	$18.72	$9,892	1.12%	0.00%	to	1.50%	-12.22%	to	-10.87%
	2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
BlackRock Equity Dividend Fund - Investor A Shares
	2021		38	$30.87	to	$35.82	$1,309	1.18%	0.40%	to	1.65%	1.01%	to	19.60%
	2020		37	$26.13	to	$29.95	$1,066	1.58%	0.40%	to	1.65%	2.14%	to	19.19%
	2019		34	$25.76	to	$29.01	$964	1.85%	0.40%	to	1.60%	25.31%	to	26.74%
	2018		35	$20.48	to	$22.89	$769	1.54%	0.40%	to	1.65%	-8.98%	to	-7.81%
	2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
	2021		637	$19.93	to	$21.88	$13,697	0.21%	0.00%	to	1.40%	10.30%	to	12.09%
	2020		578	$18.03	to	$19.70	$11,225	0.19%	0.00%	to	1.40%	6.57%	to	19.75%
	2019		466	$15.26	to	$16.60	$7,651	0.48%	0.00%	to	1.40%	23.86%	to	25.67%
	2018		496	$12.32	to	$13.34	$6,535	0.45%	0.00%	to	1.40%	6.75%	to	8.20%
	2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
193

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
	2021		1,970	$19.43	to	$21.12	$39,626	0.00%	0.25%	to	1.50%	2.74%	to	11.51%
	2020		1,980	$17.65	to	$18.94	$35,936	0.00%	0.25%	to	1.50%	12.71%	to	19.10%
	2019		1,831	$14.99	to	$16.08	$28,072	0.31%	0.00%	to	1.50%	23.37%	to	25.23%
	2018		2,017	$12.15	to	$12.84	$24,939	0.11%	0.00%	to	1.50%	6.39%	to	7.99%
	2017		1,777	$11.42	to	$11.89	$20,564	0.00%	0.00%	to	1.50%	22.93%	to	24.76%
BlackRock Mid-Cap Value Fund - Institutional Shares
	2021		25	$18.58	to	$19.98	$471	1.03%	0.30%	to	1.25%	24.78%	to	25.98%
	2020		20	$14.89	to	$15.86	$308	1.39%	0.30%	to	1.25%	5.83%	to	6.87%
	2019		19	$13.95	to	$14.84	$269	1.75%	0.30%	to	1.40%	27.75%	to	29.16%
	2018		17	$10.92	to	$11.49	$188	2.00%	0.30%	to	1.40%	-10.78%	to	-9.81%
	2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
BlackRock Mid-Cap Value Fund - Investor A Shares
	2021		426	$40.93	to	$47.94	$18,663	0.84%	0.25%	to	1.50%	1.56%	to	25.76%
	2020		404	$32.95	to	$38.12	$14,194	1.13%	0.25%	to	1.50%	0.40%	to	32.14%
	2019		442	$31.31	to	$36.34	$14,680	1.42%	0.10%	to	1.50%	27.33%	to	29.09%
	2018		459	$24.59	to	$28.15	$11,923	1.66%	0.10%	to	1.50%	-11.10%	to	-9.83%
	2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
American Funds® The Bond Fund of America® - Class R-4
	2021		1,746	$11.19	to	$15.85	$23,831	1.39%	0.00%	to	1.50%	-2.42%	to	0.46%
	2020		1,855	$11.33	to	$16.00	$25,934	1.91%	0.00%	to	1.50%	0.39%	to	10.73%
	2019		1,162	$10.27	to	$14.45	$14,957	2.18%	0.00%	to	1.50%	6.40%	to	8.00%
	2018		879	$11.40	to	$13.38	$10,636	2.26%	0.00%	to	1.50%	-1.64%	to	-0.07%
	2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
Calvert US Large-Cap Core Responsible Index Fund - Class A
	2021		2		$17.24		$33	0.00%		1.00%			24.03%
	2020		1		$13.90		$16	0.00%		1.00%			24.55%
	2019	06/04/2019	1		$11.16		$8	(c)		1.00%			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
	2017		(c)		(c)		(c)	(c)		(c)			(c)
Calvert VP SRI Balanced Portfolio
	2021		1,197	$24.09	to	$80.49	$63,038	1.17%	0.00%	to	1.50%	3.34%	to	15.13%
	2020		1,276	$21.12	to	$70.43	$59,393	1.45%	0.00%	to	1.50%	12.16%	to	30.57%
	2019		1,319	$18.49	to	$61.56	$53,468	1.57%	0.00%	to	1.50%	22.56%	to	24.44%
	2018		1,371	$14.99	to	$49.86	$45,323	1.81%	0.00%	to	1.50%	-4.12%	to	-2.66%
	2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
American Funds® Capital Income Builder® - Class R-4
	2021		715	$13.39	to	$14.80	$9,892	3.29%	0.00%	to	1.50%	2.28%	to	15.00%
	2020		631	$11.82	to	$12.87	$7,663	3.57%	0.00%	to	1.50%	1.72%	to	16.87%
	2019		505	$11.62	to	$12.46	$5,991	3.27%	0.00%	to	1.50%	15.62%	to	17.33%
	2018		448	$10.05	to	$10.62	$4,575	3.48%	0.00%	to	1.50%	-8.47%	to	-7.09%
	2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
American Funds® Capital World Bond Fund® - Class R-6
	2021	11/17/2021	8		$9.78		$75	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
194

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds® Capital World Growth and Income Fund® - Class R-3
	2021		23	$31.58	to	$35.84	$786	1.37%	0.25%	to	1.25%	4.39%	to	14.14%
	2020		22	$27.95	to	$31.59	$670	1.07%	0.20%	to	1.25%	13.44%	to	25.34%
	2019		24	$24.61	to	$27.52	$637	1.51%	0.20%	to	1.25%	23.42%	to	24.69%
	2018		26	$19.94	to	$22.07	$557	1.79%	0.20%	to	1.25%	-11.69%	to	-10.76%
	2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
	2021		321	$16.24	to	$18.48	$5,699	1.76%	0.00%	to	1.50%	13.37%	to	41.49%
	2020		135	$11.55	to	$13.01	$1,706	3.00%	0.10%	to	1.50%	-4.47%	to	14.79%
	2019		104	$13.00	to	$13.14	$1,363	1.84%	0.80%	to	1.40%	29.59%	to	29.96%
	2018	06/04/2018	5	$9.96	to	$10.08	$53	(b)	0.95%	to	1.25%		(b)
	2017		(b)		(b)		(b)	(b)		(b)			(b)
Cohen & Steers Realty Shares, Inc.
	2021		399	$26.43	to	$31.01	$11,100	1.81%	0.00%	to	1.50%	8.30%	to	42.64%
	2020		440	$18.81	to	$21.74	$8,660	2.36%	0.00%	to	1.50%	-4.32%	to	4.02%
	2019		536	$19.66	to	$22.39	$10,992	2.65%	0.00%	to	1.50%	30.89%	to	32.96%
	2018		475	$15.02	to	$16.84	$7,400	3.67%	0.00%	to	1.50%	-5.59%	to	-4.21%
	2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
Columbia Acorn® Fund - Class A Shares
	2021		2	$38.49	to	$41.35	$101	1.03%	0.60%	to	1.20%	-4.86%	to	8.42%
	2020		3	$35.42	to	$37.82	$94	0.00%	0.70%	to	1.30%	7.20%	to	28.43%
	2019		2	$27.37	to	$29.19	$67	0.00%	0.80%	to	1.45%	24.41%	to	25.23%
	2018		3	$22.00	to	$23.31	$58	0.00%	0.80%	to	1.45%	-6.62%	to	-6.01%
	2017		3	$23.55	to	$24.80	$63	0.00%	0.80%	to	1.45%		23.94%
Columbia Select Mid Cap Value Fund - Class A Shares
	2021		285	$26.44	to	$32.88	$8,221	0.32%	0.00%	to	1.60%	26.06%	to	31.94%
	2020		284	$20.36	to	$24.92	$6,276	0.65%	0.00%	to	1.60%	1.39%	to	23.48%
	2019		320	$19.42	to	$23.40	$6,711	0.84%	0.00%	to	1.60%	29.21%	to	31.31%
	2018		448	$15.03	to	$17.82	$7,411	0.50%	0.00%	to	1.60%	-14.84%	to	-13.48%
	2017		472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
Columbia Select Mid Cap Value Fund - Institutional Class
	2021		—		$30.52		$2	0.00%		0.80%			31.21%
	2020		—		$23.26		$3	0.00%		0.80%			5.97%
	2019		—		$21.95		$2	0.00%		0.80%			30.50%
	2018		—		$16.82		$2	0.00%		0.80%			-13.92%
	2017		—		$19.54		$2	1.20%		0.80%			12.69%
Columbia Large Cap Value Fund - Advisor Class
	2021		830	$15.03	to	$26.80	$12,738	1.37%	0.00%	to	1.50%	5.78%	to	23.97%
	2020		819	$12.31	to	$21.21	$10,251	1.67%	0.00%	to	1.50%	4.06%	to	15.37%
	2019		933	$11.83	to	$21.20	$11,159	1.78%	0.00%	to	1.50%	28.31%	to	30.16%
	2018		898	$9.22	to	$16.44	$8,331	3.79%	0.00%	to	1.50%	-11.34%	to	-11.23%
	2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
CRM Mid Cap Value Fund - Investor Shares
	2021		2	$41.16	to	$45.84	$70	1.54%	0.60%	to	1.45%	8.31%	to	28.33%
	2020		2	$31.98	to	$35.72	$60	0.00%	0.60%	to	1.55%	8.85%	to	28.24%
	2019		3	$29.38	to	$32.16	$110	0.00%	0.70%	to	1.55%	22.79%	to	23.69%
	2018		11	$24.18	to	$26.00	$296	0.31%	0.70%	to	1.45%	-8.44%	to	-7.74%
	2017		12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
195

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Davis Financial Fund - Class Y
	2021		4	$18.75	to	$19.98	$80	1.40%	0.75%	to	1.25%	-3.80%	to	30.80%
	2020		4	$14.41	to	$14.87	$63	1.44%	0.75%	to	1.25%	-7.44%	to	-5.82%
	2019		5	$15.51	to	$17.26	$76	1.57%	0.30%	to	1.25%	24.98%	to	26.17%
	2018		4	$12.40	to	$13.68	$51	1.98%	0.30%	to	1.25%	-12.61%	to	-11.80%
	2017		3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
Delaware Smid Cap Growth Fund - Institutional Class
	2021		4		$31.89		$119	0.00%		0.00%			-8.20%
	2020		987		$34.74		$34,304	0.00%		0.00%			94.40%
	2019		941		$17.87		$16,822	0.00%		0.00%			35.58%
	2018		870		$13.18		$11,472	0.00%		0.00%			0.46%
	2017		714		$13.12		$9,364	0.00%		0.00%			35.40%
Delaware Small Cap Value Fund - Class A
	2021		217	$14.81	to	$24.03	$4,498	0.45%	0.15%	to	1.50%	7.01%	to	33.72%
	2020		164	$11.09	to	$18.18	$2,553	0.63%	0.00%	to	1.50%	-2.94%	to	53.44%
	2019		174	$11.30	to	$18.45	$2,812	0.95%	0.00%	to	1.50%	25.87%	to	27.86%
	2018		192	$13.26	to	$14.43	$2,656	0.60%	0.00%	to	1.50%	-18.80%	to	-17.59%
	2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
DWS Equity 500 Index Fund - Class S
	2021		28		$55.57		$1,541	1.29%		1.00%			27.08%
	2020		25		$43.73		$1,085	1.47%		1.00%			16.83%
	2019		22		$37.43		$820	1.77%		1.00%			29.83%
	2018		22		$28.83		$646	1.74%		1.00%			-5.23%
	2017		24		$30.42		$737	1.83%		1.00%			20.19%
DWS Small Cap Growth Fund - Class S
	2021		2	$19.43	to	$20.97	$40	0.00%	0.40%	to	1.40%	5.15%	to	12.44%
	2020		1	$17.45	to	$18.65	$24	0.00%	0.40%	to	1.40%	25.90%	to	27.22%
	2019		1	$13.86	to	$14.66	$21	0.00%	0.40%	to	1.40%	19.48%	to	20.56%
	2018		1	$11.60	to	$12.16	$16	0.00%	0.40%	to	1.40%	-14.45%	to	-13.51%
	2017		2	$13.56	to	$14.06	$31	0.00%	0.40%	to	1.40%	19.37%	to	20.58%
DFA Emerging Markets Core Equity Portfolio - Institutional Class
	2021		—		$15.00		$6	0.19%		0.00%			5.78%
	2020		220		$14.18		$3,121	1.80%		0.00%			13.90%
	2019		212		$12.45		$2,645	2.62%		0.00%			16.03%
	2018		188		$10.73		$2,016	2.34%		0.00%			-15.24%
	2017		138		$12.66		$1,752	2.38%		0.00%			36.57%
DFA Inflation-Protected Securities Portfolio - Institutional Class
	2021		27		$10.45		$285	0.52%		0.16%			-0.29%
	2020		192		$12.65		$2,430	1.60%		0.00%			11.65%
	2019		116		$11.33		$1,318	1.94%		0.00%			8.42%
	2018		100		$10.45		$1,050	2.33%		0.00%			-1.23%
	2017		63		$10.58		$670	2.58%		0.00%			3.22%
DFA Real Estate Securities Portfolio - Institutional Class
	2021	11/17/2021	8		$11.66		$88	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
196

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
DFA U.S. Targeted Value Portfolio - Institutional Class
	2021		6		$18.49		$117	0.87%		0.00%			38.81%
	2020		1,512		$13.32		$20,147	1.56%		0.00%			3.74%
	2019		1,385		$12.84		$17,780	1.47%		0.00%			21.48%
	2018		1,237		$10.57		$13,073	1.11%		0.00%			-15.78%
	2017		1,075		$12.55		$13,492	1.25%		0.00%			9.61%
DFA U.S. Large Company Portfolio - Institutional Class
	2021	11/17/2021	27		$11.44		$310	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Dodge & Cox International Stock Fund
	2021		6	$16.93	to	$18.51	$112	2.07%	1.00%	to	1.75%	9.16%	to	9.92%
	2020		11	$15.51	to	$17.78	$178	1.73%	0.50%	to	1.75%	0.57%	to	34.99%
	2019		10	$15.16	to	$17.50	$168	4.08%	0.50%	to	1.95%	20.41%	to	22.12%
	2018		9	$12.59	to	$14.33	$126	2.86%	0.50%	to	1.95%	-19.60%	to	-18.39%
	2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
Dodge & Cox Stock Fund
	2021		12	$38.48	to	$43.60	$491	0.92%	0.75%	to	1.80%	3.52%	to	30.42%
	2020		5	$29.58	to	$32.45	$158	2.05%	1.00%	to	1.85%	1.30%	to	31.81%
	2019		5	$28.12	to	$30.59	$135	1.37%	1.00%	to	1.85%	22.53%	to	23.60%
	2018		7	$22.95	to	$24.75	$156	1.27%	1.00%	to	1.85%	-8.78%	to	-7.99%
	2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
Eaton Vance Large-Cap Value Fund - Class R Shares
	2021		—		$36.35		$1	0.00%		0.70%			23.14%
	2020		—		$29.52		$1	0.00%		0.70%			1.30%
	2019		—		$29.14		$1	0.00%		0.70%			28.60%
	2018		—	$22.66	to	$23.78	$2	0.00%	0.20%	to	0.70%	-7.70%	to	-7.22%
	2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
American Funds® EuroPacific Growth Fund® - Class R-3
	2021		64	$13.02	to	$37.99	$2,055	0.88%	0.00%	to	1.55%	-2.72%	to	2.21%
	2020		95	$12.87	to	$37.17	$3,147	0.00%	0.00%	to	1.55%	22.48%	to	79.79%
	2019		103	$10.45	to	$29.87	$2,757	0.70%	0.00%	to	1.55%	24.67%	to	26.57%
	2018		149	$8.34	to	$23.60	$3,220	0.88%	0.00%	to	1.55%	-16.79%	to	-15.47%
	2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
American Funds® EuroPacific Growth Fund® - Class R-4
	2021		11,282	$14.43	to	$39.66	$347,213	1.38%	0.00%	to	1.50%	-7.63%	to	2.53%
	2020		11,735	$14.12	to	$38.69	$357,550	0.18%	0.00%	to	1.50%	22.06%	to	24.81%
	2019		12,700	$11.35	to	$31.00	$313,071	1.11%	0.00%	to	1.50%	25.11%	to	27.01%
	2018		13,659	$10.00	to	$24.42	$275,861	1.17%	0.00%	to	1.50%	-16.50%	to	-15.21%
	2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
American Funds® EuroPacific Growth Fund® - Class R-6
	2021	11/17/2021	4		$9.67		$40	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
197

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Federated Hermes International Leaders Fund - Institutional Shares
	2021		2	$15.32	to	$15.76	$31	0.00%	0.75%	to	1.25%	0.79%	to	4.23%
	2020		2	$14.78	to	$15.12	$24	0.00%	0.75%	to	1.25%	14.40%	to	15.76%
	2019		1	$12.92	to	$13.16	$10	0.00%	0.75%	to	1.25%	25.56%	to	26.05%
	2018		—	$10.33	to	$10.44	$2	0.00%	0.75%	to	1.15%		-21.27%
	2017	10/04/2017	—		$13.26		$—	(a)		0.75%			(a)
Fidelity® 500 Index Fund
	2021	11/17/2021	54		$11.44		$623	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Fidelity Advisor® New Insights Fund - Class I
	2021		78	$26.78	to	$51.14	$2,797	0.00%	0.15%	to	1.70%	7.51%	to	24.43%
	2020		74	$21.76	to	$42.70	$2,220	0.00%	0.15%	to	1.75%	18.83%	to	24.00%
	2019		174	$17.63	to	$34.58	$3,580	0.40%	0.40%	to	1.85%	27.06%	to	28.89%
	2018		149	$13.81	to	$26.83	$2,475	0.24%	0.40%	to	1.85%	-5.94%	to	-4.55%
	2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
Fidelity® Mid Cap Index Fund
	2021	11/16/2021	30		$10.71		$318	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Fidelity® Small Cap Index Fund
	2021	11/16/2021	22		$9.89		$213	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2021		4,840	$14.92	to	$81.40	$280,653	1.94%	0.00%	to	1.95%	6.03%	to	24.90%
	2020		5,121	$11.98	to	$65.93	$241,153	1.61%	0.00%	to	1.95%	1.66%	to	25.07%
	2019		5,579	$11.26	to	$62.51	$250,735	2.00%	0.00%	to	1.95%	24.96%	to	27.48%
	2018		6,151	$14.53	to	$49.61	$220,603	2.25%	0.00%	to	1.95%	-10.09%	to	-8.29%
	2017		7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
Fidelity® VIP Growth Portfolio - Initial Class
	2021		6,886	$44.22	to	$145.25	$616,385	0.00%	0.00%	to	1.75%	5.48%	to	23.22%
	2020		7,095	$36.21	to	$119.24	$529,088	0.07%	0.00%	to	1.75%	15.09%	to	43.90%
	2019		7,366	$25.39	to	$83.83	$387,431	0.26%	0.00%	to	1.75%	31.97%	to	34.29%
	2018		8,082	$19.08	to	$63.13	$319,689	0.26%	0.00%	to	1.75%	-1.88%	to	-0.16%
	2017		8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
Fidelity® VIP High Income Portfolio - Initial Class
	2021		466	$19.40	to	$20.13	$9,049	5.33%	0.55%	to	1.50%	2.86%	to	3.48%
	2020		464	$18.80	to	$19.57	$8,739	4.82%	0.95%	to	1.50%	1.19%	to	1.77%
	2019		465	$18.52	to	$19.34	$8,611	5.31%	0.95%	to	1.50%	13.43%	to	14.01%
	2018		475	$16.29	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.75%	to	-4.16%
	2017		512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
198

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
	2021		964	$16.24	to	$43.57	$30,324	0.52%	0.00%	to	1.50%	5.57%	to	19.66%
	2020		1,036	$13.69	to	$36.55	$27,873	0.38%	0.00%	to	1.50%	13.87%	to	15.61%
	2019		1,228	$11.95	to	$31.74	$28,627	1.72%	0.00%	to	1.50%	25.88%	to	27.78%
	2018		1,349	$9.44	to	$27.18	$25,131	1.57%	0.00%	to	1.50%	-16.09%	to	-14.77%
	2017		1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
Fidelity® VIP Contrafund® Portfolio - Initial Class
	2021		17,986	$18.92	to	$154.70	$1,761,258	0.06%	0.00%	to	1.95%	7.63%	to	27.84%
	2020		19,409	$14.84	to	$129.09	$1,504,973	0.24%	0.00%	to	1.95%	24.14%	to	30.58%
	2019		21,587	$11.40	to	$98.92	$1,291,583	0.47%	0.00%	to	1.95%	29.04%	to	31.60%
	2018		21,154	$17.00	to	$75.64	$1,099,134	0.73%	0.00%	to	1.95%	-8.19%	to	-6.37%
	2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
Fidelity® VIP Index 500 Portfolio - Initial Class
	2021		4,100	$106.89	to	$109.85	$440,104	1.27%	0.55%	to	1.20%	27.05%	to	27.64%
	2020		4,132	$84.13	to	$86.06	$348,862	1.61%	0.75%	to	1.20%	16.83%	to	17.36%
	2019		4,417	$72.01	to	$73.33	$318,967	2.02%	0.75%	to	1.20%	29.77%	to	30.36%
	2018		4,372	$55.49	to	$56.25	$243,084	2.00%	0.75%	to	1.20%	-5.63%	to	-5.21%
	2017		4,314	$58.80	to	$59.34	$253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2021		391	$45.73	to	$46.24	$17,881	1.64%	0.55%	to	1.20%	8.62%	to	8.93%
	2020		404	$42.10	to	$42.45	$17,022	1.41%	0.95%	to	1.20%	13.51%	to	13.81%
	2019		439	$37.09	to	$37.30	$16,286	1.81%	0.95%	to	1.20%	16.82%	to	17.11%
	2018		456	$31.75	to	$31.85	$14,470	1.72%	0.95%	to	1.20%	-6.48%	to	-6.24%
	2017		482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
Franklin Mutual Global Discovery Fund - Class R
	2021		24	$19.24	to	$37.69	$802	1.72%	0.00%	to	1.55%	-0.72%	to	19.12%
	2020		33	$16.11	to	$31.64	$944	2.25%	0.00%	to	1.55%	-6.31%	to	55.74%
	2019		37	$17.07	to	$33.26	$1,099	1.49%	0.00%	to	1.55%	22.13%	to	24.06%
	2018		54	$13.98	to	$26.81	$1,325	1.49%	0.00%	to	1.55%	-12.61%	to	-11.41%
	2017		66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
Franklin Biotechnology Discovery Fund - Advisor Class
	2021		20	$12.64	to	$17.18	$293	0.79%	0.40%	to	1.40%	-18.66%	to	-17.81%
	2020		25	$15.54	to	$20.99	$462	0.00%	0.40%	to	1.40%	28.11%	to	29.68%
	2019		22	$12.10	to	$16.24	$323	0.00%	0.40%	to	1.40%	33.26%	to	34.70%
	2018		25	$9.08	to	$12.11	$274	0.00%	0.40%	to	1.40%	-16.70%	to	-15.88%
	2017		24	$10.90	to	$14.45	$320	0.00%	0.40%	to	1.40%	17.46%	to	18.63%
Franklin Natural Resources Fund - Advisor Class
	2021		28	$5.93	to	$6.26	$174	2.04%	0.55%	to	1.25%	1.15%	to	35.50%
	2020		5	$4.41	to	$4.62	$22	5.26%	0.55%	to	1.25%	-22.36%	to	-21.83%
	2019		3	$5.63	to	$5.91	$16	0.00%	0.55%	to	1.40%	8.69%	to	9.65%
	2018		2	$5.18	to	$5.39	$12	0.00%	0.55%	to	1.40%	-24.60%	to	-23.87%
	2017		4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
Franklin Small-Mid Cap Growth Fund - Class A
	2021		6	$39.87	to	$62.64	$300	0.00%	0.20%	to	1.45%	0.67%	to	10.52%
	2020		5	$36.44	to	$56.15	$254	0.00%	0.30%	to	1.45%	12.43%	to	55.50%
	2019		11	$30.07	to	$36.69	$362	0.00%	0.20%	to	1.45%	29.89%	to	31.55%
	2018		11	$23.15	to	$27.89	$278	0.00%	0.20%	to	1.45%	-5.97%	to	-4.78%
	2017		12	$24.62	to	$29.29	$335	0.00%	0.20%	to	1.45%	19.81%	to	21.28%
199

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value VIP Fund - Class 2
	2021		2,468	$15.23	to	$63.97	$126,948	1.10%	0.00%	to	1.75%	1.40%	to	25.38%
	2020		2,561	$12.19	to	$51.03	$105,930	1.27%	0.00%	to	1.75%	3.37%	to	40.83%
	2019		2,774	$11.62	to	$48.51	$110,535	1.06%	0.00%	to	1.75%	24.16%	to	26.35%
	2018		2,961	$17.44	to	$38.40	$95,726	0.93%	0.00%	to	1.75%	-14.42%	to	-12.87%
	2017		3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
Franklin Small Cap Value Fund - Class R6
	2021	11/17/2021	6		$9.95		$56	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Goldman Sachs Growth Opportunities Fund - Investor Shares
	2021		8	$25.70	to	$28.28	$207	0.00%	0.15%	to	1.40%	4.91%	to	11.47%
	2020		4	$23.35	to	$25.37	$107	0.00%	0.15%	to	1.40%	32.41%	to	44.11%
	2019		2	$16.37	to	$17.32	$40	0.00%	0.40%	to	1.40%	33.04%	to	34.16%
	2018		1	$12.41	to	$12.91	$16	0.00%	0.40%	to	1.25%	-6.27%	to	-5.49%
	2017		4	$13.17	to	$13.66	$54	0.00%	0.40%	to	1.40%	25.50%	to	26.60%
American Funds® The Growth Fund of America® - Class R-3
	2021		175	$44.24	to	$66.09	$9,239	0.00%	0.00%	to	1.55%	17.10%	to	18.93%
	2020		218	$37.57	to	$55.57	$10,019	0.00%	0.00%	to	1.55%	32.90%	to	41.49%
	2019		245	$27.62	to	$40.45	$8,205	0.32%	0.00%	to	1.55%	25.74%	to	27.72%
	2018		364	$21.85	to	$31.67	$9,942	0.18%	0.00%	to	1.55%	-4.74%	to	-3.27%
	2017		418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
American Funds® The Growth Fund of America® - Class R-4
	2021		11,304	$23.03	to	$69.58	$649,493	0.03%	0.00%	to	1.50%	1.56%	to	19.27%
	2020		12,032	$19.45	to	$58.34	$586,093	0.23%	0.00%	to	1.50%	32.42%	to	37.83%
	2019		13,038	$14.22	to	$42.34	$466,449	0.69%	0.00%	to	1.50%	26.21%	to	28.11%
	2018		14,283	$11.19	to	$33.05	$402,267	0.53%	0.00%	to	1.50%	-4.43%	to	-2.96%
	2017		15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
American Funds® The Growth Fund of America® - Class R-6
	2021	11/17/2021	2		$11.26		$19	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
The Hartford Capital Appreciation Fund - Class R4
	2021		—		$36.53		$—	0.00%		0.65%			14.37%
	2020		—		$31.94		$—	0.00%		0.65%			19.98%
	2019		—		$26.62		$—	0.00%		0.65%			29.54%
	2018		—		$20.55		$—	0.00%		0.65%			-5.52%
	2017		—		$21.75		$—	0.48%		0.65%			20.43%
The Hartford Dividend And Growth Fund - Class R4
	2021		—		$39.22		$6	0.00%		0.65%			30.04%
	2020		—		$30.16		$4	0.00%		0.65%			6.91%
	2019		—		$28.21		$9	0.00%		0.65%			26.90%
	2018		—		$22.23		$7	0.00%		0.65%			-6.16%
	2017		—		$23.69		$7	1.35%		0.65%			16.99%
200

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford International Opportunities Fund - Class R4
	2021		149	$15.65	to	$16.74	$2,398	1.17%	0.30%	to	1.50%	-0.83%	to	6.96%
	2020		157	$14.80	to	$15.65	$2,386	0.40%	0.30%	to	1.50%	18.49%	to	24.82%
	2019		130	$12.49	to	$13.05	$1,656	1.21%	0.30%	to	1.50%	23.79%	to	25.24%
	2018		145	$10.09	to	$10.42	$1,479	1.34%	0.25%	to	1.50%	-20.17%	to	-19.11%
	2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
American Funds® The Income Fund of America® - Class R-3
	2021		15	$26.35	to	$33.56	$473	2.29%	0.20%	to	1.55%	7.47%	to	16.73%
	2020		28	$22.88	to	$28.75	$748	2.79%	0.20%	to	1.55%	3.06%	to	17.14%
	2019		33	$22.20	to	$27.52	$830	2.99%	0.20%	to	1.55%	16.66%	to	18.21%
	2018		42	$19.03	to	$23.98	$907	2.89%	0.00%	to	1.55%	-6.94%	to	-5.63%
	2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
Delaware Ivy Science and Technology Fund - Class Y
	2021		1,180	$28.53	to	$31.63	$34,909	0.00%	0.15%	to	1.50%	0.73%	to	15.27%
	2020		1,298	$25.09	to	$27.44	$33,598	0.00%	0.15%	to	1.50%	28.16%	to	74.59%
	2019		1,133	$18.72	to	$20.37	$21,764	0.00%	0.00%	to	1.50%	47.98%	to	49.81%
	2018		941	$12.65	to	$13.51	$12,191	0.00%	0.05%	to	1.50%	-6.50%	to	-5.13%
	2017		719	$13.53	to	$14.24	$9,902	0.00%	0.05%	to	1.50%	30.85%	to	32.46%
Janus Henderson Balanced Portfolio - Institutional Shares
	2021		2	$64.66	to	$96.15	$201	1.06%	0.50%	to	1.25%	15.75%	to	16.61%
	2020		2	$55.56	to	$83.07	$177	2.40%	0.50%	to	1.40%	12.72%	to	13.74%
	2019		2	$48.94	to	$73.58	$157	1.97%	0.50%	to	1.40%	20.90%	to	21.96%
	2018		2	$40.21	to	$60.78	$147	2.01%	0.50%	to	1.40%	-0.74%	to	0.18%
	2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
Janus Henderson Enterprise Portfolio - Institutional Shares
	2021		3	$87.04	to	$132.66	$368	0.28%	0.50%	to	1.25%	15.39%	to	16.25%
	2020		3	$75.02	to	$114.97	$356	0.00%	0.50%	to	1.25%	17.99%	to	18.88%
	2019		4	$63.24	to	$97.44	$344	0.33%	0.50%	to	1.25%	33.79%	to	34.81%
	2018		4	$47.00	to	$72.83	$263	0.35%	0.50%	to	1.25%	-1.66%	to	-0.92%
	2017		4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
Janus Henderson Flexible Bond Portfolio - Institutional Shares
	2021		—	$28.42	to	$37.30	$14	0.00%	0.80%	to	1.25%	-2.13%	to	-1.69%
	2020		—	$28.91	to	$38.11	$14	0.00%	0.80%	to	1.25%	9.10%	to	9.59%
	2019		—	$26.38	to	$34.93	$13	0.00%	0.80%	to	1.25%	8.21%	to	8.69%
	2018		—	$24.27	to	$32.28	$13	0.00%	0.50%	to	1.25%	-2.24%	to	-1.53%
	2017		1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
Janus Henderson Global Research Portfolio - Institutional Shares
	2021		1	$33.84	to	$62.11	$79	0.00%	0.50%	to	1.25%	16.64%	to	17.50%
	2020		2	$28.85	to	$53.25	$78	1.23%	0.50%	to	1.25%	18.57%	to	19.46%
	2019		2	$24.20	to	$44.91	$84	1.33%	0.50%	to	1.25%	27.44%	to	28.43%
	2018		2	$18.89	to	$35.24	$66	1.44%	0.50%	to	1.25%	-8.04%	to	-7.34%
	2017		2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
Janus Henderson Research Portfolio - Institutional Shares
	2021		1	$38.98	to	$86.38	$84	0.00%	0.50%	to	1.25%	18.83%	to	19.73%
	2020		1	$32.69	to	$72.69	$83	0.00%	0.50%	to	1.25%	31.30%	to	32.30%
	2019		1	$24.81	to	$55.36	$64	0.00%	0.50%	to	1.25%	33.85%	to	34.81%
	2018		2	$18.47	to	$41.36	$66	0.00%	0.50%	to	1.25%	-3.79%	to	-3.06%
	2017		2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
201

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Equity Income Fund - Class I Shares
	2021		729	$16.96	to	$22.63	$12,750	1.68%	0.15%	to	1.40%	23.41%	to	24.96%
	2020		660	$13.68	to	$18.11	$9,304	1.96%	0.15%	to	1.40%	1.74%	to	3.28%
	2019		228	$13.33	to	$17.36	$3,454	1.78%	0.30%	to	1.40%	24.50%	to	25.98%
	2018		116	$10.65	to	$13.78	$1,490	2.23%	0.30%	to	1.40%	-5.76%	to	-4.77%
	2017		92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
JPMorgan Equity Income Fund - Class R6 Shares
	2021	11/18/2021	1		$10.67		$10	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
JPMorgan Government Bond Fund - Class I Shares
	2021		373	$10.88	to	$11.20	$4,169	1.32%		0.55%		-2.94%	to	-2.78%
	2020		571	$11.21	to	$11.52	$6,559	1.81%	0.75%	to	0.95%	5.85%	to	6.08%
	2019		302	$10.59	to	$10.86	$3,274	2.31%	0.75%	to	0.95%	5.58%	to	5.85%
	2018		127	$10.03	to	$10.26	$1,305	1.74%	0.75%	to	0.95%	-0.10%	to	0.10%
	2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
JPMorgan Government Bond Fund - Class R6 Shares
	2021	11/19/2021	5		$10.01		$54	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
JPMorgan Large Cap Growth Fund - Class R6 Shares
	2021	11/17/2021	30		$11.43		$339	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Lazard International Equity Portfolio - Open Shares
	2021		101	$13.27	to	$14.00	$1,356	5.14%	0.30%	to	1.25%	4.48%	to	5.42%
	2020		91	$12.55	to	$13.28	$1,173	0.83%	0.30%	to	1.50%	6.81%	to	32.51%
	2019		82	$11.75	to	$12.19	$986	1.97%	0.50%	to	1.50%	19.05%	to	20.34%
	2018		73	$9.87	to	$10.13	$736	2.08%	0.50%	to	1.50%	-14.98%	to	-14.30%
	2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
ClearBridge Aggressive Growth Fund - Class I
	2021		27	$17.34	to	$18.86	$475	0.00%	0.30%	to	1.40%	6.64%	to	7.83%
	2020		28	$16.26	to	$17.49	$464	0.46%	0.30%	to	1.40%	14.44%	to	37.22%
	2019		28	$13.87	to	$14.64	$400	0.48%	0.30%	to	1.25%	22.96%	to	24.17%
	2018		37	$11.28	to	$11.90	$429	0.39%	0.05%	to	1.25%	-8.81%	to	-7.75%
	2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
LKCM Aquinas Catholic Equity Fund
	2021		3		$22.05		$70	0.00%		1.25%			23.81%
	2020		3		$17.81		$54	0.00%		1.25%			22.74%
	2019		3		$14.51		$39	0.00%		1.25%			29.55%
	2018		2		$11.20		$26	0.00%		1.25%			-9.16%
	2017		46	$12.33	to	$12.39	$569	0.28%	0.90%	to	1.25%	19.36%	to	19.71%
202

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
	2021		396	$27.82	to	$32.99	$11,853	0.00%	0.25%	to	1.50%	26.80%	to	28.37%
	2020		424	$21.94	to	$25.70	$9,957	0.21%	0.25%	to	1.50%	0.41%	to	19.93%
	2019		478	$21.85	to	$25.13	$11,127	0.14%	0.30%	to	1.50%	22.96%	to	24.41%
	2018		535	$17.77	to	$20.31	$10,075	0.00%	0.25%	to	1.50%	-18.04%	to	-16.97%
	2017		648	$21.68	to	$25.05	$14,804	0.00%	0.00%	to	1.50%	8.13%	to	9.77%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
	2021		93	$10.12	to	$10.23	$946	0.77%	0.55%	to	1.20%	-2.13%	to	-1.92%
	2020		109	$10.34	to	$10.43	$1,129	1.63%	0.95%	to	1.20%	2.17%	to	2.46%
	2019		46	$10.12	to	$10.18	$465	2.50%	0.95%	to	1.20%	2.22%	to	2.52%
	2018		42	$9.90	to	$9.93	$415	2.37%	0.95%	to	1.20%	0.20%	to	0.40%
	2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		0.10%
Lord Abbett Developing Growth Fund - Class A
	2021		2	$57.90	to	$65.22	$122	0.00%	0.50%	to	1.50%	-7.95%	to	-3.13%
	2020		3	$60.05	to	$69.57	$229	0.00%	0.20%	to	1.55%	19.58%	to	72.25%
	2019		3	$35.34	to	$40.39	$118	0.00%	0.20%	to	1.55%	29.88%	to	31.65%
	2018		4	$27.21	to	$30.68	$108	0.00%	0.20%	to	1.55%	3.46%	to	4.85%
	2017		4	$26.30	to	$29.26	$115	0.00%	0.20%	to	1.55%	27.91%	to	29.66%
Lord Abbett Core Fixed Income Fund - Class A
	2021		2	$11.68	to	$12.45	$27	0.00%	1.20%	to	1.75%	-2.59%	to	-0.08%
	2020		2	$11.99	to	$12.58	$27	0.00%	1.30%	to	1.75%	-0.25%	to	2.86%
	2019		2	$11.64	to	$11.70	$20	5.26%	1.40%	to	1.45%		6.30%
	2018		2	$10.95	to	$11.19	$18	4.76%	1.20%	to	1.45%	-1.88%	to	-1.67%
	2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
Lord Abbett Short Duration Income Fund - Class R4
	2021		944	$10.59	to	$11.34	$10,295	2.40%	0.30%	to	1.50%	-0.74%	to	0.62%
	2020		787	$10.65	to	$11.27	$8,592	2.75%	0.30%	to	1.50%	1.33%	to	5.42%
	2019		669	$10.51	to	$10.98	$7,163	3.60%	0.30%	to	1.50%	3.85%	to	5.07%
	2018		579	$10.12	to	$10.46	$5,944	3.87%	0.25%	to	1.50%	-0.39%	to	0.87%
	2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
Lord Abbett Mid Cap Stock Fund - Class A
	2021		16	$27.85	to	$37.87	$608	0.73%	0.35%	to	1.75%	26.65%	to	28.43%
	2020		17	$21.99	to	$29.68	$491	0.83%	0.35%	to	1.75%	0.96%	to	2.39%
	2019		35	$21.78	to	$29.18	$950	0.92%	0.20%	to	1.75%	20.80%	to	22.67%
	2018		35	$18.03	to	$23.98	$790	0.92%	0.20%	to	1.75%	-16.06%	to	-14.71%
	2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
Lord Abbett Small Cap Value Fund - Class A
	2021		6	$36.52	to	$43.68	$247	0.00%	0.60%	to	1.60%	24.43%	to	25.66%
	2020		8	$29.35	to	$35.65	$255	1.00%	0.45%	to	1.60%	-3.04%	to	23.91%
	2019		10	$30.27	to	$35.49	$348	0.17%	0.60%	to	1.60%	18.33%	to	19.54%
	2018		29	$25.58	to	$29.91	$820	0.00%	0.55%	to	1.60%	-13.29%	to	-12.36%
	2017		30	$29.49	to	$34.13	$981	0.00%	0.55%	to	1.60%	4.65%	to	5.73%
Lord Abbett Fundamental Equity Fund - Class A
	2021		1	$32.19	to	$33.76	$27	0.00%	0.60%	to	1.00%	1.29%	to	27.74%
	2020		5	$25.06	to	$26.04	$136	1.52%	0.70%	to	1.05%	1.28%	to	1.61%
	2019		5	$24.68	to	$25.29	$128	1.20%	0.80%	to	1.05%	21.52%	to	21.76%
	2018		10	$20.31	to	$20.77	$204	1.49%	0.80%	to	1.05%	-9.37%	to	-9.18%
	2017		9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
203

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
	2021		2,288	$14.43	to	$41.22	$73,545	0.59%	0.10%	to	1.50%	0.14%	to	28.58%
	2020		2,459	$11.24	to	$31.83	$61,685	0.93%	0.10%	to	1.50%	0.94%	to	2.39%
	2019		2,744	$11.00	to	$31.35	$68,398	0.93%	0.10%	to	1.50%	20.84%	to	22.53%
	2018		2,851	$13.50	to	$25.86	$61,697	0.68%	0.10%	to	1.50%	-16.31%	to	-15.13%
	2017		3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
MainStay CBRE Real Estate Fund - Class A
	2021		26	$15.71	to	$16.13	$414	5.36%	0.20%	to	1.55%	49.76%	to	51.88%
	2020	02/24/2020	60	$10.49	to	$10.62	$631	(d)	0.20%	to	1.55%		(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
	2017		(d)		(d)		(d)	(d)		(d)			(d)
Massachusetts Investors Growth Stock Fund - Class A
	2021		2	$49.66	to	$61.02	$107	0.00%	0.65%	to	1.80%	3.18%	to	25.27%
	2020		3	$41.44	to	$47.85	$142	0.00%	0.75%	to	1.60%	8.92%	to	21.51%
	2019		3	$34.40	to	$39.38	$104	0.00%	0.75%	to	1.60%	37.71%	to	38.86%
	2018		3	$24.98	to	$28.36	$77	1.33%	0.75%	to	1.60%	-0.83%	to	0.04%
	2017		3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
Metropolitan West Total Return Bond Fund - Class I Shares
	2021		9		$12.35		$113	1.14%		0.00%			-1.12%
	2020		2,588		$12.49		$32,327	1.74%		0.00%			9.08%
	2019		2,238		$11.45		$25,623	2.80%		0.00%			9.15%
	2018		1,935		$10.49		$20,298	2.72%		0.00%			0.10%
	2017		1,580		$10.48		$16,550	2.15%		0.00%			3.46%
Metropolitan West Total Return Bond Fund - Class M Shares
	2021		2,132	$11.01	to	$12.77	$24,902	1.06%	0.00%	to	1.50%	-2.78%	to	-0.27%
	2020		2,293	$11.19	to	$12.94	$27,357	1.51%	0.00%	to	1.50%	5.78%	to	8.83%
	2019		2,250	$10.32	to	$11.89	$24,877	2.58%	0.00%	to	1.50%	7.28%	to	8.88%
	2018		2,025	$10.03	to	$10.92	$21,058	2.50%	0.00%	to	1.50%		-1.57%
	2017		2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
MFS® New Discovery Fund - Class R3
	2021		23	$26.24	to	$28.55	$599	0.00%	0.15%	to	1.25%	0.00%	to	1.13%
	2020		22	$26.24	to	$28.23	$573	0.00%	0.15%	to	1.25%	39.09%	to	43.54%
	2019		16	$18.22	to	$19.00	$297	0.00%	0.65%	to	1.40%	38.77%	to	39.69%
	2018		9	$13.13	to	$13.53	$116	0.00%	0.75%	to	1.40%	-2.96%	to	-2.55%
	2017		8	$13.53	to	$13.83	$107	0.00%	0.80%	to	1.40%	24.43%	to	24.82%
MFS® International Intrinsic Value Fund - Class R3
	2021		39	$18.75	to	$20.63	$763	0.70%	0.15%	to	1.40%	8.76%	to	10.14%
	2020		38	$17.24	to	$18.73	$674	0.33%	0.15%	to	1.40%	17.87%	to	29.12%
	2019		77	$14.55	to	$15.48	$1,134	1.01%	0.30%	to	1.40%	23.83%	to	25.14%
	2018		54	$11.75	to	$12.37	$647	1.26%	0.30%	to	1.40%	-10.51%	to	-9.51%
	2017		47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
Neuberger Berman Genesis Fund - Trust Class Shares
	2021		19	$37.01	to	$41.01	$769	0.00%	0.75%	to	1.65%	0.24%	to	17.06%
	2020		19	$31.71	to	$34.64	$639	0.00%	0.85%	to	1.70%	22.62%	to	31.01%
	2019		18	$25.86	to	$27.75	$511	0.00%	0.95%	to	1.70%	27.14%	to	28.12%
	2018		17	$20.34	to	$21.66	$373	0.00%	0.95%	to	1.70%	-8.30%	to	-7.63%
	2017		13	$22.18	to	$24.51	$315	0.08%	0.35%	to	1.70%	13.57%	to	15.07%
204

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
	2021		1		$23.44		$24	0.00%		0.00%			23.63%
	2020		282		$18.96		$5,342	0.88%		0.00%			19.62%
	2019		236		$15.85		$3,744	0.84%		0.00%			26.09%
	2018		212		$12.57		$2,662	0.78%		0.00%			-5.63%
	2017		184		$13.32		$2,449	0.99%		0.00%			18.72%
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
	2021		514	$32.41	to	$39.83	$18,255	0.26%	0.00%	to	1.60%	2.14%	to	22.86%
	2020		546	$26.51	to	$32.42	$15,890	0.41%	0.25%	to	1.60%	17.33%	to	73.75%
	2019		577	$22.41	to	$27.26	$14,208	0.49%	0.25%	to	1.60%	23.59%	to	25.28%
	2018		617	$17.97	to	$21.79	$12,231	0.26%	0.25%	to	1.60%	-7.48%	to	-6.17%
	2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
American Funds® New Perspective Fund® - Class R-3
	2021		31	$48.98	to	$58.58	$1,742	0.00%	0.25%	to	1.25%	8.52%	to	17.04%
	2020		32	$42.26	to	$50.47	$1,548	0.00%	0.20%	to	1.25%	29.75%	to	32.68%
	2019		34	$32.19	to	$39.27	$1,226	0.54%	0.00%	to	1.25%	27.99%	to	29.60%
	2018		61	$25.15	to	$30.30	$1,712	0.64%	0.00%	to	1.25%	-7.33%	to	-6.16%
	2017		67	$27.14	to	$32.29	$2,010	0.12%	0.00%	to	1.25%	26.88%	to	28.44%
American Funds® New Perspective Fund® - Class R-4
	2021		7,801	$21.80	to	$65.77	$383,047	0.29%	0.00%	to	1.50%	0.61%	to	17.70%
	2020		7,790	$18.65	to	$55.88	$328,125	0.12%	0.00%	to	1.50%	25.29%	to	33.33%
	2019		7,215	$14.10	to	$41.91	$239,015	1.10%	0.00%	to	1.50%	28.11%	to	30.03%
	2018		6,920	$10.92	to	$32.23	$177,548	1.02%	0.00%	to	1.50%	-7.31%	to	-5.90%
	2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
American Funds® New Perspective Fund® - Class R-6
	2021	11/16/2021	63		$10.95		$690	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
American Funds® New World Fund® - Class R-4
	2021		46	$16.26	to	$18.10	$771	0.42%	0.00%	to	1.40%	3.30%	to	4.75%
	2020		41	$15.74	to	$17.28	$657	0.14%	0.00%	to	1.40%	21.26%	to	24.86%
	2019		59	$12.78	to	$13.84	$770	0.86%	0.00%	to	1.40%	25.79%	to	27.56%
	2018		103	$10.16	to	$10.85	$1,095	1.13%	0.00%	to	1.40%	-13.53%	to	-12.34%
	2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
Nuveen Global Infrastructure Fund - Class I
	2021		132	$15.50	to	$15.74	$2,046	2.20%	0.55%	to	1.20%	13.39%	to	13.72%
	2020		136	$13.67	to	$13.85	$1,863	1.10%	0.95%	to	1.20%	-3.66%	to	-3.43%
	2019		163	$14.19	to	$14.36	$2,309	2.55%	0.95%	to	1.20%	28.07%	to	28.44%
	2018		159	$11.08	to	$11.18	$1,766	2.47%	0.95%	to	1.20%	-8.73%	to	-8.56%
	2017		175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
Parnassus Core Equity FundSM - Investor Shares
	2021		1,751	$21.60	to	$65.39	$60,149	0.91%	0.00%	to	1.40%	25.78%	to	27.54%
	2020		1,719	$17.09	to	$51.27	$47,420	0.61%	0.00%	to	1.40%	19.51%	to	21.62%
	2019		1,695	$14.24	to	$42.30	$39,661	0.76%	0.00%	to	1.40%	28.87%	to	30.68%
	2018		1,677	$11.00	to	$32.37	$32,021	1.07%	0.00%	to	1.40%	-1.58%	to	-0.25%
	2017		1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
205

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pax Sustainable Allocation Fund - Investor Class
	2021		1,775	$21.19	to	$34.04	$48,593	0.84%	0.00%	to	1.50%	4.33%	to	15.31%
	2020		1,864	$18.55	to	$29.52	$44,694	1.02%	0.00%	to	1.50%	10.07%	to	16.22%
	2019		1,934	$16.10	to	$25.40	$40,352	1.59%	0.00%	to	1.50%	19.06%	to	20.84%
	2018		2,064	$13.44	to	$21.02	$35,911	2.09%	0.00%	to	1.50%	-5.51%	to	-4.06%
	2017		2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
	2021		662	$7.40	to	$8.11	$5,051	16.43%	0.30%	to	1.50%	4.05%	to	32.52%
	2020		301	$5.65	to	$6.12	$1,752	1.39%	0.30%	to	1.50%	-0.88%	to	0.33%
	2019		265	$5.70	to	$10.25	$1,561	3.97%	0.30%	to	1.50%	10.47%	to	11.60%
	2018		257	$5.16	to	$9.22	$1,362	5.64%	0.25%	to	1.50%	-15.50%	to	-14.40%
	2017		226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
PIMCO VIT Real Return Portfolio - Administrative Class
	2021		4,398	$11.95	to	$22.19	$83,327	4.94%	0.00%	to	1.80%	1.27%	to	5.57%
	2020		4,408	$11.46	to	$21.02	$79,381	1.45%	0.00%	to	1.80%	2.40%	to	11.75%
	2019		4,351	$10.38	to	$18.81	$71,157	1.67%	0.00%	to	1.60%	6.72%	to	8.41%
	2018		4,614	$9.69	to	$17.35	$70,080	2.46%	0.00%	to	1.60%	-3.75%	to	-2.17%
	2017		5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
Pioneer Equity Income Fund - Class Y Shares
	2021		170	$15.53	to	$27.00	$4,421	1.61%		0.55%		24.64%	to	24.94%
	2020		215	$12.46	to	$21.61	$4,510	1.63%	0.75%	to	0.95%	-0.80%	to	-0.69%
	2019		523	$12.56	to	$21.76	$11,198	2.06%	0.75%	to	0.95%	24.48%	to	24.84%
	2018		689	$10.09	to	$17.43	$11,896	2.51%	0.75%	to	0.95%	-9.51%	to	-9.36%
	2017		795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
Pioneer High Yield Fund - Class A Shares
	2021		17	$19.91	to	$25.35	$410	4.56%	0.40%	to	1.75%	1.32%	to	5.20%
	2020		19	$19.16	to	$23.87	$423	4.16%	0.45%	to	1.75%	1.27%	to	13.09%
	2019		35	$18.92	to	$24.21	$780	5.06%	0.20%	to	1.75%	12.15%	to	13.88%
	2018		37	$16.87	to	$21.26	$722	5.26%	0.20%	to	1.75%	-4.85%	to	-3.32%
	2017		39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
Pioneer Balanced ESG Fund - Class K Shares
	2021	11/17/2021	1		$10.66		$6	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Pioneer Strategic Income Fund - Class A Shares
	2021		59	$14.20	to	$16.58	$945	3.25%	0.45%	to	1.75%	-0.41%	to	1.59%
	2020		53	$14.16	to	$16.32	$838	3.68%	0.45%	to	1.75%	1.79%	to	6.95%
	2019		46	$13.55	to	$15.64	$683	2.89%	0.20%	to	1.65%	8.40%	to	9.91%
	2018		41	$12.50	to	$14.23	$562	3.25%	0.20%	to	1.65%	-3.55%	to	-2.06%
	2017		34	$12.86	to	$14.53	$483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
Pioneer Equity Income VCT Portfolio - Class I
	2021		—		$39.78		$—	0.00%		1.05%			24.39%
	2020		—		$31.98		$5	0.00%		1.05%			-1.11%
	2019		—		$32.34		$5	0.00%		1.05%			24.24%
	2018		—		$26.03		$—	0.00%		1.05%			-9.52%
	2017		—		$28.77		$—	1.70%		1.05%			14.26%
206

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
	2021		689	$19.31	to	$27.27	$15,950	5.13%	0.10%	to	1.50%	1.22%	to	5.57%
	2020		654	$18.44	to	$25.83	$14,436	5.16%	0.10%	to	1.50%	0.94%	to	2.38%
	2019		702	$18.15	to	$25.23	$15,331	4.93%	0.10%	to	1.50%	12.74%	to	14.37%
	2018		770	$16.00	to	$22.06	$14,827	4.71%	0.10%	to	1.50%	-4.72%	to	-3.42%
	2017		991	$16.70	to	$22.84	$20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
PGIM High Yield Fund - Class R6
	2021	11/17/2021	18		$10.27		$188	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
PGIM Jennison Utility Fund - Class Z
	2021		12	$16.49	to	$18.38	$209	1.09%	0.15%	to	1.25%	9.93%	to	15.05%
	2020		10	$14.62	to	$16.07	$157	1.80%	0.15%	to	1.25%	0.58%	to	4.14%
	2019		12	$13.84	to	$15.46	$176	1.97%	0.55%	to	1.40%	25.48%	to	26.37%
	2018		11	$11.03	to	$12.24	$128	2.58%	0.75%	to	1.40%	0.27%	to	0.89%
	2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
Royce Total Return Fund - Service Class
	2021		1		$13.70		$9	0.00%		0.85%			24.43%
	2020		1		$11.01		$10	0.00%		0.85%			2.99%
	2019		1		$10.68		$6	0.00%		1.10%			21.78%
	2018		—		$8.77		$3	0.00%		1.10%			-12.21%
	2017		—		$23.02		$3	0.36%		1.20%			11.91%
Ave Maria Rising Dividend Fund
	2021		368	$18.20	to	$19.72	$6,903	0.95%	0.30%	to	1.50%	5.98%	to	24.97%
	2020		333	$14.74	to	$15.78	$5,036	1.08%	0.30%	to	1.50%	4.84%	to	6.12%
	2019		426	$14.06	to	$14.87	$6,122	1.23%	0.30%	to	1.50%	25.76%	to	27.20%
	2018		430	$11.18	to	$11.71	$4,894	1.40%	0.25%	to	1.50%	-6.29%	to	-5.03%
	2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
American Funds® SMALLCAP World Fund® - Class R-4
	2021		1,590	$20.01	to	$35.80	$44,762	0.00%	0.00%	to	1.50%	-6.50%	to	10.29%
	2020		1,447	$18.31	to	$32.46	$37,661	0.00%	0.00%	to	1.50%	33.26%	to	37.48%
	2019		1,401	$13.44	to	$23.61	$27,352	0.00%	0.00%	to	1.50%	28.85%	to	30.80%
	2018		1,366	$10.38	to	$18.05	$20,382	0.00%	0.00%	to	1.50%	-11.04%	to	-9.70%
	2017		1,385	$11.60	to	$19.99	$23,121	0.37%	0.00%	to	1.50%	25.00%	to	26.84%
American Funds® SMALLCAP World Fund® - Class R-6
	2021	11/16/2021	9		$10.18		$95	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
T. Rowe Price Large-Cap Growth Fund - I Class
	2021		63	$11.38	to	$36.36	$1,210	0.00%	0.00%	to	0.16%	-4.21%	to	23.17%
	2020		2,150		$29.52		$63,468	0.00%		0.00%			39.57%
	2019		2,008		$21.15		$42,479	0.46%		0.00%			28.49%
	2018		1,833		$16.46		$30,175	0.29%		0.00%			4.31%
	2017		1,590		$15.78		$25,083	0.29%		0.00%			37.82%
207

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
T. Rowe Price Mid-Cap Value Fund - R Class
	2021		6	$40.29	to	$50.85	$297	0.37%	0.00%	to	1.30%	22.28%	to	23.87%
	2020		6	$32.95	to	$41.05	$239	0.43%	0.00%	to	1.30%	7.93%	to	17.96%
	2019		7	$30.53	to	$37.55	$227	0.39%	0.00%	to	1.30%	17.42%	to	18.98%
	2018		27	$26.00	to	$31.56	$788	0.42%	0.00%	to	1.30%	-12.22%	to	-11.07%
	2017		34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
T. Rowe Price Value Fund - Advisor Class
	2021		21		$35.74		$754	0.49%		1.00%			28.28%
	2020		17		$27.86		$481	0.60%		1.00%			9.13%
	2019		20		$25.53		$512	1.54%		1.00%			24.60%
	2018		19		$20.49		$399	1.22%		1.00%			-10.56%
	2017		18		$22.91		$418	1.06%		1.00%			17.49%
TCW Total Return Bond Fund - Class N
	2021		859	$10.84	to	$11.98	$9,559	1.73%	0.00%	to	1.50%	-2.61%	to	-0.86%
	2020		1,124	$11.13	to	$12.12	$12,825	2.55%	0.00%	to	1.50%	1.88%	to	8.02%
	2019		720	$10.46	to	$11.22	$7,674	4.03%	0.00%	to	1.50%	5.44%	to	7.06%
	2018		614	$9.91	to	$10.48	$6,183	3.33%	0.00%	to	1.50%	-1.00%	to	0.48%
	2017		593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
Templeton Foreign Fund - Class A
	2021		9	$12.59	to	$20.84	$171	2.64%	0.40%	to	1.65%	-5.72%	to	4.55%
	2020		19	$12.08	to	$20.60	$360	1.40%	0.20%	to	1.65%	-2.13%	to	20.28%
	2019		18	$12.24	to	$20.74	$352	2.84%	0.20%	to	1.65%	10.61%	to	12.23%
	2018		25	$10.97	to	$18.48	$423	2.43%	0.20%	to	1.65%	-16.40%	to	-15.15%
	2017		24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
Templeton Global Bond Fund - Advisor Class
	2021		1,577	$10.37	to	$10.81	$16,354	5.34%	0.00%	to	0.45%	-5.12%	to	-4.76%
	2020		1,743	$10.93	to	$11.35	$19,065	4.68%	0.00%	to	0.45%	-4.62%	to	-4.22%
	2019		1,965	$11.46	to	$11.85	$22,530	6.20%	0.00%	to	0.45%	0.44%	to	0.85%
	2018		2,147	$11.41	to	$11.75	$24,501	6.51%	0.00%	to	0.45%	0.97%	to	1.47%
	2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
Templeton Global Bond Fund - Class A
	2021		3,515	$9.42	to	$35.08	$72,608	5.09%	0.00%	to	1.50%	-6.48%	to	-1.95%
	2020		3,889	$10.06	to	$36.95	$85,763	4.37%	0.00%	to	1.50%	-5.85%	to	-4.40%
	2019		4,412	$10.68	to	$38.65	$103,155	5.83%	0.00%	to	1.50%	-0.84%	to	0.62%
	2018		5,240	$10.76	to	$38.41	$118,332	6.18%	0.00%	to	1.50%	-0.25%	to	1.27%
	2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
Third Avenue Real Estate Value Fund - Institutional Class
	2021		6	$13.91	to	$15.13	$83	0.00%	0.15%	to	1.25%	9.92%	to	30.43%
	2020		5	$10.79	to	$11.60	$57	1.79%	0.15%	to	1.25%	-11.85%	to	-8.88%
	2019		5	$11.80	to	$12.28	$55	2.06%	0.70%	to	1.40%	19.60%	to	20.27%
	2018		4	$9.95	to	$10.23	$42	1.67%	0.65%	to	1.25%	-20.91%	to	-20.42%
	2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
Touchstone Small Company Fund - Class R6
	2021	11/19/2021	18		$10.58		$194	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
208

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Touchstone Value Fund - Institutional Class
	2021		1		$19.93		$15	0.70%		0.00%			25.11%
	2020		1,217		$15.93		$19,391	1.67%		0.00%			3.58%
	2019		1,122		$15.38		$17,249	1.89%		0.00%			25.96%
	2018		985		$12.21		$12,022	2.08%		0.00%			-5.35%
	2017		804		$12.90		$10,377	2.02%		0.00%			14.36%
USAA Precious Metals and Minerals Fund - Class A Shares
	2021		1,154	$18.16	to	$18.55	$21,114	0.68%	0.15%	to	1.50%	-13.23%	to	-2.54%
	2020	06/29/2020	1,069	$20.55	to	$20.71	$22,035	(d)	0.15%	to	1.50%		(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
	2017		(d)		(d)		(d)	(d)		(d)			(d)
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
	2021		12		$10.92		$132	2.30%		1.00%			-2.67%
	2020		11		$11.22		$129	3.50%		1.00%			6.65%
	2019	07/19/2019	15		$10.52		$157	(c)		1.00%			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
	2017		(c)		(c)		(c)	(c)		(c)			(c)
Vanguard® Explorer™ Fund - Admiral™ Shares
	2021	11/17/2021	2		$10.66		$17	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Vanguard® Equity Income Fund - Admiral™ Shares
	2021	11/17/2021	27		$10.64		$291	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Vanguard® Federal Money Market Fund - Investor Shares
	2021	11/18/2021	3		$9.99		$30	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Vanguard® Total International Stock Index Fund - Admiral™ Shares
	2021		20	$10.29	to	$12.68	$233	2.50%	0.16%	to	1.00%	0.29%	to	7.55%
	2020		7		$11.79		$87	3.92%		1.00%			10.19%
	2019	07/19/2019	1		$10.70		$15	(c)		1.00%			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
	2017		(c)		(c)		(c)	(c)		(c)			(c)
Vanguard® International Value Fund - Investor Shares
	2021	11/17/2021	6		$9.50		$61	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
209

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Vanguard® Variable Insurance Fund - Diversified Value Portfolio
	2021		4	$34.37	to	$42.48	$164	1.38%	0.80%	to	2.00%	6.31%	to	27.91%
	2020		4	$26.87	to	$32.55	$125	2.53%	0.85%	to	2.00%	9.54%	to	20.78%
	2019		4	$24.53	to	$28.91	$112	3.57%	0.95%	to	2.00%	23.20%	to	24.50%
	2018		5	$19.91	to	$23.22	$112	2.59%	0.95%	to	2.00%	-10.92%	to	-10.00%
	2017		5	$22.35	to	$25.80	$120	0.00%	0.95%	to	2.00%	10.92%	to	12.13%
Vanguard® Variable Insurance Fund - Equity Income Portfolio
	2021		3	$36.37	to	$42.63	$143	2.35%	1.10%	to	2.00%	22.87%	to	23.96%
	2020		6	$29.60	to	$34.39	$198	2.64%	1.10%	to	2.00%	1.20%	to	2.11%
	2019		5	$29.25	to	$33.68	$181	2.86%	1.10%	to	2.00%	21.98%	to	23.05%
	2018		6	$23.98	to	$27.37	$169	2.24%	1.10%	to	2.00%	-7.84%	to	-7.00%
	2017		6	$26.02	to	$29.43	$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
	2021		2	$43.42	to	$53.67	$88	0.00%	0.80%	to	2.00%	0.02%	to	11.96%
	2020		2	$38.78	to	$46.97	$72	0.00%	0.85%	to	2.00%	20.73%	to	28.05%
	2019		1	$32.12	to	$37.86	$56	0.00%	0.95%	to	2.00%	25.57%	to	26.92%
	2018		2	$25.58	to	$29.83	$47	0.00%	0.95%	to	2.00%	-9.10%	to	-8.16%
	2017		1	$28.14	to	$32.48	$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
Vanguard® FTSE Social Index Fund - Institutional Shares
	2021	11/16/2021	11		$11.59		$125	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Victory Integrity Small-Cap Value Fund - Class Y
	2021		2	$17.38	to	$19.12	$44	0.00%	0.00%	to	1.25%	-2.01%	to	33.61%
	2020		3	$13.17	to	$14.31	$35	0.00%	0.00%	to	1.25%	-0.08%	to	1.20%
	2019		22	$13.18	to	$14.14	$289	0.28%	0.00%	to	1.25%	21.59%	to	23.06%
	2018		39	$10.77	to	$11.49	$435	0.52%	0.00%	to	1.40%	-19.69%	to	-18.63%
	2017		24	$13.41	to	$14.06	$332	0.06%	0.05%	to	1.40%	10.83%	to	11.47%
Victory Sycamore Established Value Fund - Class A
	2021		617	$17.55	to	$20.94	$12,643	1.60%	0.55%	to	1.20%	29.92%	to	30.48%
	2020		497	$13.45	to	$16.07	$7,864	1.12%	0.75%	to	1.20%	6.48%	to	7.00%
	2019		446	$12.57	to	$15.05	$6,605	1.14%	0.75%	to	1.20%	26.86%	to	27.36%
	2018		366	$9.87	to	$11.84	$4,299	1.05%	0.75%	to	1.20%	-11.34%	to	-10.84%
	2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
Victory Sycamore Established Value Fund - Class R6
	2021	11/24/2021	1		$10.43		$7	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Victory Sycamore Small Company Opportunity Fund - Class R
	2021		—	$38.03	to	$40.60	$12	0.00%	0.50%	to	1.05%	23.63%	to	24.31%
	2020		—	$30.76	to	$32.66	$9	0.00%	0.50%	to	1.05%	3.12%	to	36.71%
	2019		—	$29.83	to	$31.19	$8	0.00%	0.60%	to	1.05%	24.97%	to	25.51%
	2018		—	$23.87	to	$24.85	$8	0.00%	0.60%	to	1.05%	-9.75%	to	-9.31%
	2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
210

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Virtus NFJ Dividend Value Fund - Class A
	2021		6	$34.90	to	$35.79	$215	1.52%	0.80%	to	1.00%	10.46%	to	27.23%
	2020		6	$27.43	to	$28.73	$179	1.42%	0.60%	to	1.00%	-3.45%	to	11.79%
	2019		9	$28.41	to	$29.33	$244	1.85%	0.70%	to	1.00%	23.41%	to	23.76%
	2018		13	$23.02	to	$23.70	$297	1.91%	0.70%	to	1.00%	-11.02%	to	-10.73%
	2017		13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
Virtus NFJ Large-Cap Value Fund - Institutional Class
	2021		—		$23.90		$6	0.00%		0.80%			25.53%
	2020		—		$19.04		$8	0.00%		0.80%			1.49%
	2019		—		$18.76		$8	0.00%		0.80%			23.99%
	2018		—		$15.13		$6	0.00%		0.80%			-10.10%
	2017		—		$16.83		$7	2.04%		0.80%			20.39%
Virtus NFJ Small-Cap Value Fund - Class A
	2021		—	$34.10	to	$37.29	$11	0.00%	0.70%	to	1.20%	6.13%	to	23.35%
	2020		1	$26.63	to	$31.53	$23	0.00%	0.45%	to	1.45%	-5.97%	to	19.21%
	2019		1	$28.32	to	$31.91	$29	0.00%	0.70%	to	1.45%	22.49%	to	23.40%
	2018		9	$23.12	to	$26.44	$240	2.88%	0.55%	to	1.45%	-20.47%	to	-19.76%
	2017		12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
Voya Balanced Portfolio - Class I
	2021		4,852	$13.96	to	$83.46	$231,526	1.68%	0.00%	to	1.50%	4.07%	to	15.93%
	2020		5,295	$12.08	to	$72.68	$220,908	2.25%	0.00%	to	1.95%	2.71%	to	25.91%
	2019		5,828	$10.93	to	$66.19	$221,428	2.44%	0.00%	to	1.95%	16.82%	to	19.07%
	2018		6,211	$13.99	to	$56.10	$208,684	2.30%	0.00%	to	1.95%	-8.67%	to	-6.82%
	2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
Voya Large Cap Value Fund - Class A
	2021		2	$21.93	to	$24.51	$57	1.61%	0.20%	to	1.45%	1.27%	to	25.53%
	2020		4	$17.97	to	$19.22	$67	1.60%	0.35%	to	1.20%	4.36%	to	20.68%
	2019		3	$17.22	to	$18.26	$58	1.69%	0.35%	to	1.20%	23.09%	to	24.01%
	2018		4	$13.99	to	$14.63	$60	1.05%	0.45%	to	1.20%	-9.27%	to	-8.56%
	2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
Voya Large-Cap Growth Fund - Class R6
	2021	11/17/2021	38		$11.62		$441	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Floating Rate Fund - Class A
	2021		64	$10.95	to	$11.07	$698	3.42%	0.55%	to	1.20%	2.91%	to	3.17%
	2020		55	$10.64	to	$10.73	$589	1.63%	0.95%	to	1.20%	-3.18%	to	-2.90%
	2019		335	$10.58	to	$11.05	$3,571	5.33%	0.75%	to	1.20%	5.17%	to	5.59%
	2018		229	$10.02	to	$10.48	$2,318	4.21%	0.75%	to	1.20%	-1.42%	to	-0.99%
	2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
Voya GNMA Income Fund - Class A
	2021		291	$10.32	to	$19.83	$3,701	1.35%	0.25%	to	1.55%	-2.44%	to	0.18%
	2020		285	$10.54	to	$20.06	$3,729	2.42%	0.25%	to	1.55%	2.20%	to	3.51%
	2019		192	$10.29	to	$19.38	$2,472	2.79%	0.25%	to	1.55%	3.57%	to	4.93%
	2018		197	$9.89	to	$18.47	$2,539	2.39%	0.20%	to	1.55%	-0.68%	to	0.60%
	2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
211

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Fund - Class A
	2021		26	$15.33	to	$20.24	$469	2.33%	0.00%	to	1.55%	-2.91%	to	0.41%
	2020		44	$15.79	to	$20.51	$818	2.99%	0.00%	to	1.55%	0.57%	to	7.72%
	2019		49	$14.88	to	$19.04	$856	3.19%	0.00%	to	1.55%	7.83%	to	9.55%
	2018		52	$13.80	to	$17.38	$836	2.91%	0.00%	to	1.55%	-2.13%	to	-0.63%
	2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
Voya Intermediate Bond Fund - Class R6
	2021	11/17/2021	23		$10.08		$232	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Government Money Market Portfolio - Class I
	2021		21,066	$9.00	to	$57.57	$287,347	0.00%	0.00%	to	1.80%	-1.64%	to	0.13%
	2020		23,836	$9.15	to	$57.69	$334,139	0.22%	0.00%	to	1.80%	-1.51%	to	0.33%
	2019		17,995	$9.29	to	$57.69	$248,617	1.85%	0.00%	to	1.80%	0.11%	to	1.97%
	2018		16,792	$9.28	to	$56.76	$237,575	1.47%	0.00%	to	1.80%	-0.11%	to	1.57%
	2017		15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
Voya Intermediate Bond Portfolio - Class I
	2021		14,835	$11.02	to	$129.58	$443,284	2.99%	0.00%	to	1.95%	-2.82%	to	0.00%
	2020		16,006	$11.15	to	$131.68	$485,083	3.50%	0.00%	to	1.95%	5.77%	to	7.78%
	2019		14,803	$10.38	to	$123.14	$425,547	3.36%	0.00%	to	1.95%	7.68%	to	9.89%
	2018		14,410	$13.68	to	$113.27	$404,454	3.62%	0.00%	to	1.95%	-2.49%	to	-0.52%
	2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
Voya Intermediate Bond Portfolio - Class S
	2021		112		$17.63		$1,966	2.74%		0.35%			-1.40%
	2020		118		$17.88		$2,118	3.16%		0.35%			7.19%
	2019		131		$16.68		$2,191	3.12%		0.35%			9.16%
	2018		138		$15.28		$2,103	3.42%		0.35%			-1.16%
	2017		170		$15.46		$2,627	3.16%		0.35%			4.39%
Voya Global Perspectives® Portfolio - Class I
	2021		373	$13.19	to	$16.11	$5,511	3.60%	0.25%	to	1.50%	-0.51%	to	5.85%
	2020		351	$12.47	to	$15.22	$4,981	2.65%	0.25%	to	1.50%	0.53%	to	15.78%
	2019		194	$10.77	to	$13.03	$2,415	3.53%	0.35%	to	1.50%	16.56%	to	17.81%
	2018		181	$10.07	to	$11.06	$1,944	3.05%	0.40%	to	1.50%	-8.58%	to	-7.53%
	2017		204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
Voya High Yield Portfolio - Adviser Class
	2021		1		$16.62		$24	4.26%		0.35%			4.27%
	2020		1		$15.94		$23	3.92%		0.35%			4.94%
	2019		2		$15.19		$28	2.90%		0.35%			14.38%
	2018		3		$13.28		$41	5.00%		0.35%			-3.84%
	2017		3		$13.81		$39	6.55%		0.35%			5.42%
Voya High Yield Portfolio - Institutional Class
	2021		7,057	$11.15	to	$24.60	$109,424	5.36%	0.00%	to	1.95%	0.63%	to	5.31%
	2020		6,819	$10.77	to	$23.54	$101,601	5.26%	0.00%	to	1.95%	3.93%	to	6.03%
	2019		7,396	$10.32	to	$22.37	$105,196	4.72%	0.00%	to	1.95%	13.99%	to	15.36%
	2018		2,437	$12.72	to	$19.54	$35,318	6.01%	0.00%	to	1.20%	-4.12%	to	-2.97%
	2017		2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
212

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Adviser Class
	2021		2		$48.61		$105	0.00%		0.35%			18.47%
	2020		2		$41.03		$96	0.00%		0.35%			29.64%
	2019		3		$31.65		$83	0.00%		0.35%			31.44%
	2018		3		$24.08		$78	0.00%		0.35%			-2.39%
	2017		6		$24.67		$143	0.07%		0.35%			28.56%
Voya Large Cap Growth Portfolio - Institutional Class
	2021		16,448	$17.93	to	$65.90	$766,461	0.00%	0.00%	to	1.50%	2.86%	to	19.54%
	2020		17,954	$15.04	to	$55.65	$708,598	0.47%	0.00%	to	1.50%	28.93%	to	30.89%
	2019		19,621	$11.53	to	$42.93	$598,514	0.67%	0.00%	to	1.50%	30.75%	to	32.77%
	2018		20,013	$22.96	to	$32.64	$483,586	0.67%	0.00%	to	1.50%	-2.97%	to	-1.48%
	2017		21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
Voya Large Cap Growth Portfolio - Service Class
	2021		163	$31.85	to	$78.71	$8,582	0.00%	0.00%	to	1.50%	17.49%	to	21.14%
	2020		168	$26.79	to	$65.99	$7,438	0.24%	0.00%	to	1.50%	7.35%	to	30.60%
	2019		175	$20.59	to	$50.53	$5,930	0.26%	0.00%	to	1.50%	30.45%	to	32.42%
	2018		460	$15.60	to	$38.16	$12,694	0.41%	0.00%	to	1.50%	-3.24%	to	-1.75%
	2017		422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
Voya Large Cap Value Portfolio - Adviser Class
	2021		1		$20.75		$16	0.00%		0.35%			25.76%
	2020		1		$16.50		$15	0.00%		0.35%			5.23%
	2019		1		$15.68		$16	0.00%		0.35%			24.05%
	2018		1		$12.64		$15	0.00%		0.35%			-8.67%
	2017		1		$13.84		$21	1.85%		0.35%			12.43%
Voya Large Cap Value Portfolio - Institutional Class
	2021		13,521	$14.87	to	$29.82	$332,731	2.51%	0.00%	to	1.95%	6.01%	to	27.00%
	2020		14,499	$11.74	to	$23.48	$283,899	2.00%	0.00%	to	1.95%	4.22%	to	6.29%
	2019		16,308	$11.09	to	$22.09	$303,689	2.12%	0.00%	to	1.95%	22.71%	to	25.12%
	2018		17,753	$13.34	to	$17.66	$267,860	2.01%	0.00%	to	1.95%	-9.62%	to	-7.78%
	2017		20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
Voya Large Cap Value Portfolio - Service Class
	2021		49	$20.77	to	$25.87	$1,092	1.98%	0.15%	to	1.40%	4.95%	to	26.34%
	2020		72	$16.63	to	$20.82	$1,338	1.95%	0.30%	to	1.40%	2.28%	to	54.66%
	2019		69	$15.91	to	$19.31	$1,231	1.86%	0.10%	to	1.40%	23.05%	to	24.59%
	2018		85	$12.93	to	$16.36	$1,241	1.70%	0.10%	to	1.40%	-9.33%	to	-8.06%
	2017		107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
Voya Limited Maturity Bond Portfolio - Adviser Class
	2021		1		$10.69		$5	0.00%		0.35%			-0.93%
	2020		—		$10.79		$5	0.00%		0.35%			2.57%
	2019		—		$10.52		$5	0.00%		0.35%			3.24%
	2018		1		$10.19		$15	0.00%		0.35%			0.39%
	2017		1		$10.15		$11	1.36%		0.35%			0.59%
Voya U.S. Stock Index Portfolio - Institutional Class
	2021		2,505	$17.36	to	$58.74	$55,672	1.16%	0.00%	to	1.40%	10.78%	to	28.37%
	2020		2,421	$13.56	to	$45.76	$42,300	1.80%	0.00%	to	1.40%	14.38%	to	18.12%
	2019		2,540	$11.52	to	$38.74	$39,309	1.71%	0.00%	to	1.40%	29.30%	to	31.14%
	2018		1,301	$19.90	to	$29.54	$28,279	1.86%	0.00%	to	1.40%	-5.94%	to	-4.65%
	2017		1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
213

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
	2021		1		$12.60		$11	0.00%		0.35%			4.13%
	2020		1		$12.10		$11	0.00%		0.35%			10.20%
	2019		1		$10.98		$12	0.00%		0.35%			7.23%
	2018		2		$10.24		$20	0.00%		0.35%			-2.75%
	2017		3		$10.53		$32	0.90%		0.35%			1.84%
VY® Clarion Global Real Estate Portfolio - Institutional Class
	2021		3,671	$13.64	to	$23.89	$76,166	2.91%	0.00%	to	1.50%	9.70%	to	34.52%
	2020		3,894	$10.17	to	$17.76	$60,878	5.33%	0.00%	to	1.50%	-6.23%	to	9.19%
	2019		4,491	$10.72	to	$18.67	$74,592	2.97%	0.00%	to	1.50%	22.87%	to	24.80%
	2018		4,693	$12.81	to	$14.96	$64,343	5.37%	0.00%	to	1.50%	-9.92%	to	-8.56%
	2017		5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
VY® Clarion Real Estate Portfolio - Adviser Class
	2021		2		$26.54		$54	2.22%		0.35%			50.97%
	2020		2		$17.58		$36	2.50%		0.35%			-7.23%
	2019		2		$18.95		$44	2.53%		0.35%			27.27%
	2018		2		$14.89		$35	2.60%		0.35%			-8.31%
	2017		3		$16.24		$42	2.55%		0.35%			4.44%
VY® Clarion Real Estate Portfolio - Institutional Class
	2021		51	$26.52	to	$31.09	$1,577	1.84%	0.95%	to	1.95%	49.41%	to	50.92%
	2020		60	$17.75	to	$20.60	$1,243	2.43%	0.95%	to	1.95%	-8.13%	to	-7.21%
	2019		70	$19.32	to	$22.20	$1,556	2.42%	0.95%	to	1.95%	25.95%	to	27.22%
	2018		81	$15.34	to	$17.45	$1,419	2.96%	0.95%	to	1.95%	-9.23%	to	-8.30%
	2017		96	$16.90	to	$19.03	$1,820	2.32%	0.95%	to	1.95%	3.43%	to	4.50%
VY® Clarion Real Estate Portfolio - Service Class
	2021		1,623	$26.31	to	$34.71	$48,724	1.70%	0.00%	to	1.50%	11.41%	to	51.97%
	2020		1,777	$17.47	to	$22.84	$35,429	2.17%	0.00%	to	1.50%	-7.89%	to	-6.53%
	2019		2,072	$18.86	to	$24.44	$44,624	2.14%	0.00%	to	1.50%	26.19%	to	28.18%
	2018		2,224	$14.85	to	$19.07	$37,743	2.60%	0.00%	to	1.50%	-9.00%	to	-7.65%
	2017		2,860	$16.22	to	$20.65	$53,192	2.07%	0.00%	to	1.50%	3.59%	to	5.20%
VY® Invesco Growth and Income Portfolio - Institutional Class
	2021		1,398	$28.44	to	$29.66	$39,757	1.65%	0.00%	to	0.45%	28.63%	to	29.18%
	2020		1,355	$22.11	to	$22.96	$29,975	2.18%	0.00%	to	0.45%	2.74%	to	3.24%
	2019		1,348	$21.52	to	$22.24	$29,008	2.77%	0.00%	to	0.45%	24.47%	to	24.94%
	2018		1,580	$17.29	to	$17.80	$27,328	1.75%	0.00%	to	0.45%	-13.72%	to	-13.30%
	2017		1,642	$20.04	to	$20.53	$32,904	2.26%	0.00%	to	0.45%	13.61%	to	14.12%
VY® Invesco Growth and Income Portfolio - Service Class
	2021		962	$25.62	to	$39.24	$32,305	1.37%	0.00%	to	1.50%	27.03%	to	28.95%
	2020		982	$20.04	to	$30.43	$25,845	1.84%	0.00%	to	1.50%	1.35%	to	2.91%
	2019		1,092	$19.65	to	$29.57	$28,186	2.43%	0.00%	to	1.50%	22.89%	to	24.72%
	2018		1,248	$15.90	to	$23.71	$26,073	1.47%	0.00%	to	1.50%	-14.86%	to	-13.59%
	2017		1,363	$18.57	to	$27.44	$33,274	2.05%	0.00%	to	1.50%	12.17%	to	13.91%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
	2021		3		$30.48		$93	0.00%		0.35%			-10.67%
	2020		4		$34.12		$128	0.00%		0.35%			32.45%
	2019		7		$25.76		$190	0.00%		0.35%			30.83%
	2018		8		$19.69		$151	0.57%		0.35%			-17.37%
	2017		8		$23.83		$202	0.32%		0.35%			41.93%
214

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
	2021		514	$31.07	to	$31.42	$15,994	0.00%	0.55%	to	1.20%	-10.92%	to	-10.66%
	2020		527	$34.88	to	$35.17	$18,412	0.51%	0.95%	to	1.20%	32.12%	to	32.52%
	2019		541	$26.40	to	$26.54	$14,297	0.14%	0.95%	to	1.20%	30.56%	to	30.87%
	2018		561	$20.22	to	$20.28	$11,355	0.90%	0.95%	to	1.20%	-17.57%	to	-17.39%
	2017		655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
	2021		749	$14.93	to	$42.37	$26,401	0.00%	0.00%	to	1.50%	-12.14%	to	-6.69%
	2020		840	$16.74	to	$47.10	$32,983	0.31%	0.00%	to	1.50%	31.38%	to	33.39%
	2019		875	$12.66	to	$35.31	$26,095	0.01%	0.00%	to	1.50%	29.78%	to	31.73%
	2018		890	$9.70	to	$26.81	$20,389	0.62%	0.00%	to	1.50%	-18.02%	to	-16.74%
	2017		1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
	2021		—		$31.88		$3	0.00%		0.35%			17.55%
	2020		—		$27.12		$3	0.00%		0.35%			15.40%
	2019		—		$23.50		$3	0.00%		0.35%			25.53%
	2018		1		$18.72		$24	0.00%		0.35%			-11.15%
	2017		2		$21.06		$46	0.19%		0.35%			14.82%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
	2021		2,043	$33.00	to	$34.41	$67,421	0.40%	0.00%	to	0.45%	18.19%	to	18.70%
	2020		2,040	$27.92	to	$28.99	$56,972	0.00%	0.00%	to	0.45%	16.00%	to	16.52%
	2019		2,106	$24.07	to	$24.88	$50,704	1.19%	0.00%	to	0.45%	26.22%	to	26.74%
	2018		2,187	$19.07	to	$19.63	$41,715	0.66%	0.00%	to	0.45%	-10.76%	to	-10.32%
	2017		2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
	2021		994	$35.00	to	$54.82	$46,109	0.19%	0.00%	to	1.50%	1.49%	to	18.33%
	2020		1,044	$29.85	to	$46.33	$41,406	0.00%	0.00%	to	1.50%	14.58%	to	37.27%
	2019		1,134	$25.90	to	$39.84	$39,048	0.68%	0.00%	to	1.60%	24.50%	to	26.40%
	2018		1,109	$20.68	to	$31.52	$30,497	0.40%	0.00%	to	1.65%	-11.98%	to	-10.52%
	2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
	2021		14		$32.24		$460	0.43%		0.35%			17.54%
	2020		17		$27.43		$471	1.20%		0.35%			17.12%
	2019		16		$23.42		$363	1.21%		0.35%			23.59%
	2018		16		$18.95		$298	1.54%		0.35%			-0.26%
	2017		25		$19.00		$479	0.97%		0.35%			14.32%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6
	2021	11/17/2021	27		$10.93		$293	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
	2021		18,868	$31.92	to	$33.29	$602,323	1.09%	0.00%	to	0.45%	18.13%	to	18.68%
	2020		18,429	$27.02	to	$28.05	$497,984	1.50%	0.00%	to	0.45%	17.73%	to	18.25%
	2019		18,802	$22.95	to	$23.72	$431,537	1.83%	0.00%	to	0.45%	24.19%	to	24.71%
	2018		17,670	$18.48	to	$19.02	$326,569	2.53%	0.00%	to	0.45%	0.27%	to	0.74%
	2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
215

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2021		30,961	$18.43	to	$53.60	$1,315,586	0.80%	0.00%	to	1.65%	1.32%	to	18.40%
	2020		32,116	$15.68	to	$45.27	$1,169,756	1.25%	0.00%	to	1.50%	16.21%	to	17.98%
	2019		32,781	$13.39	to	$38.37	$1,030,790	1.54%	0.00%	to	1.50%	22.52%	to	24.35%
	2018		31,213	$10.85	to	$30.86	$806,219	2.19%	0.00%	to	1.50%	-1.02%	to	0.52%
	2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
	2021		24		$31.31		$757	1.20%		0.35%			24.54%
	2020		30		$25.14		$746	3.55%		0.35%			0.28%
	2019		38		$25.07		$942	2.29%		0.35%			25.48%
	2018		40		$19.98		$803	1.76%		0.35%			-10.00%
	2017		51		$22.20		$1,125	1.68%		0.35%			15.50%
VY® T. Rowe Price Equity Income Portfolio - Service Class
	2021		3,556	$14.15	to	$53.31	$114,150	1.62%	0.00%	to	1.65%	5.13%	to	25.29%
	2020		3,792	$11.33	to	$42.56	$97,378	3.50%	0.00%	to	1.65%	-0.74%	to	22.34%
	2019		4,111	$11.26	to	$42.16	$105,540	2.52%	0.00%	to	1.65%	24.30%	to	26.43%
	2018		3,572	$15.48	to	$33.35	$90,169	2.17%	0.00%	to	1.65%	-10.81%	to	-9.31%
	2017		3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
	2021		7		$15.67		$108	0.00%		0.35%			0.51%
	2020		7		$15.59		$108	1.96%		0.35%			13.71%
	2019		7		$13.71		$96	0.00%		0.35%			26.83%
	2018		8		$10.81		$91	1.06%		0.35%			-14.81%
	2017		8		$12.69		$98	0.84%		0.35%			27.03%
VY® T. Rowe Price International Stock Portfolio - Service Class
	2021		369	$13.29	to	$27.42	$8,973	0.65%	0.25%	to	1.50%	-6.80%	to	0.96%
	2020		379	$13.25	to	$27.16	$9,191	2.22%	0.25%	to	1.50%	12.78%	to	20.60%
	2019		396	$11.68	to	$24.68	$8,458	0.73%	0.00%	to	1.50%	25.71%	to	27.68%
	2018		412	$9.23	to	$19.33	$6,957	1.82%	0.00%	to	1.50%	-15.38%	to	-14.13%
	2017		452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
Voya Multi-Manager International Small Cap Fund - Class A
	2021		4	$32.62	to	$39.72	$128	1.01%	0.00%	to	1.10%	-1.03%	to	15.50%
	2020		9	$28.55	to	$34.39	$270	1.16%	0.00%	to	1.10%	14.11%	to	29.72%
	2019		9	$25.02	to	$29.81	$247	1.97%	0.00%	to	1.10%	23.12%	to	24.26%
	2018		12	$20.67	to	$23.99	$260	1.23%	0.00%	to	1.00%	-22.82%	to	-22.06%
	2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
Voya Multi-Manager International Small Cap Fund - Class I
	2021		138	$16.64	to	$17.80	$2,364	1.97%	0.30%	to	1.50%	0.54%	to	15.51%
	2020		107	$14.57	to	$15.41	$1,595	1.69%	0.30%	to	1.50%	14.01%	to	15.43%
	2019		105	$12.78	to	$13.35	$1,361	2.32%	0.30%	to	1.50%	22.77%	to	24.30%
	2018		133	$10.41	to	$10.74	$1,402	1.70%	0.25%	to	1.50%	-22.95%	to	-22.02%
	2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
Voya Global Bond Portfolio - Adviser Class
	2021		8		$16.42		$130	2.15%		0.35%			-5.58%
	2020		9		$17.39		$149	2.65%		0.35%			8.21%
	2019		19		$16.07		$304	2.42%		0.35%			6.99%
	2018		18		$15.02		$275	3.32%		0.35%			-2.78%
	2017		17		$15.45		$267	2.28%		0.35%			8.73%
216

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Initial Class
	2021		4,280	$10.64	to	$18.79	$67,239	2.93%	0.00%	to	1.95%	-6.63%	to	-2.03%
	2020		4,334	$11.21	to	$19.74	$72,287	2.83%	0.00%	to	1.95%	7.03%	to	9.24%
	2019		4,517	$10.29	to	$18.07	$69,980	2.87%	0.00%	to	1.95%	5.81%	to	7.91%
	2018		4,774	$12.91	to	$16.96	$70,474	3.78%	0.00%	to	1.95%	-3.94%	to	-1.97%
	2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
Voya Global Bond Portfolio - Service Class
	2021		37	$13.59	to	$15.28	$552	2.49%	0.25%	to	1.50%	-6.43%	to	1.07%
	2020		42	$14.46	to	$16.13	$654	2.42%	0.25%	to	1.50%	5.50%	to	8.62%
	2019		35	$13.42	to	$14.85	$503	2.56%	0.25%	to	1.50%	6.03%	to	7.21%
	2018		27	$12.38	to	$13.59	$356	3.06%	0.40%	to	1.50%	-3.63%	to	-2.58%
	2017		41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
Voya Index Solution 2025 Portfolio - Initial Class
	2021		258	$23.17	to	$33.08	$7,315	2.19%	0.00%	to	1.40%	9.15%	to	10.71%
	2020		269	$21.19	to	$29.88	$7,023	2.63%	0.00%	to	1.40%	10.86%	to	13.05%
	2019		522	$18.98	to	$26.43	$12,222	1.77%	0.00%	to	1.40%	17.12%	to	18.79%
	2018		545	$16.18	to	$22.25	$11,069	1.75%	0.00%	to	1.40%	-6.27%	to	-4.99%
	2017		510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
Voya Index Solution 2025 Portfolio - Service Class
	2021		384	$22.45	to	$29.69	$11,122	1.92%	0.00%	to	1.25%	2.08%	to	10.42%
	2020		382	$20.59	to	$27.07	$10,089	1.83%	0.00%	to	1.25%	11.42%	to	12.86%
	2019		259	$18.48	to	$24.14	$6,057	1.81%	0.00%	to	1.25%	17.20%	to	18.41%
	2018		216	$17.60	to	$20.51	$4,318	1.55%	0.00%	to	1.10%	-6.23%	to	-5.17%
	2017		203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
Voya Index Solution 2025 Portfolio - Service 2 Class
	2021		81	$22.05	to	$25.74	$1,935	1.95%	0.25%	to	1.55%	2.53%	to	9.92%
	2020		99	$20.31	to	$23.54	$2,167	1.69%	0.20%	to	1.55%	2.48%	to	12.52%
	2019		95	$18.40	to	$20.92	$1,859	2.01%	0.20%	to	1.50%	16.56%	to	17.99%
	2018		150	$15.72	to	$17.73	$2,527	1.08%	0.20%	to	1.55%	-6.76%	to	-5.49%
	2017		239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
Voya Index Solution 2030 Portfolio - Service 2 Class
	2021	12/22/2021	—		$10.61		$4	(e)		1.00%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2035 Portfolio - Initial Class
	2021		392	$27.00	to	$39.10	$13,438	1.97%	0.00%	to	1.40%	1.24%	to	14.16%
	2020		314	$26.28	to	$34.25	$9,524	2.77%	0.00%	to	1.40%	11.73%	to	14.40%
	2019		699	$23.15	to	$29.94	$18,659	1.76%	0.00%	to	1.40%	20.91%	to	22.60%
	2018		668	$18.99	to	$24.42	$14,903	1.58%	0.00%	to	1.40%	-8.18%	to	-6.92%
	2017		529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
Voya Index Solution 2035 Portfolio - Service Class
	2021		313	$26.17	to	$35.11	$10,742	1.74%	0.00%	to	1.25%	2.82%	to	13.84%
	2020		284	$23.27	to	$31.03	$8,622	1.37%	0.00%	to	1.25%	12.69%	to	14.12%
	2019		337	$20.65	to	$27.37	$8,925	1.65%	0.00%	to	1.25%	20.83%	to	22.37%
	2018		281	$17.09	to	$22.51	$6,123	1.36%	0.00%	to	1.25%	-8.27%	to	-7.12%
	2017		246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
217

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Service 2 Class
	2021		114	$25.75	to	$30.96	$3,260	1.75%	0.00%	to	1.55%	0.94%	to	13.66%
	2020		102	$23.39	to	$27.24	$2,571	1.50%	0.00%	to	1.40%	12.34%	to	13.93%
	2019		88	$20.51	to	$23.91	$1,970	1.55%	0.00%	to	1.55%	20.22%	to	22.05%
	2018		83	$17.06	to	$19.59	$1,514	0.93%	0.00%	to	1.55%	-8.57%	to	-7.11%
	2017		118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
Voya Index Solution 2040 Portfolio - Initial Class
	2021	12/21/2021	1		$10.81		$15	(e)		1.05%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2045 Portfolio - Initial Class
	2021		263	$31.24	to	$43.67	$10,133	1.67%	0.00%	to	1.40%	16.21%	to	17.87%
	2020		219	$26.72	to	$37.05	$7,236	2.73%	0.00%	to	1.40%	12.91%	to	15.78%
	2019		601	$23.27	to	$32.00	$17,160	1.60%	0.00%	to	1.40%	23.14%	to	24.85%
	2018		595	$18.78	to	$25.63	$13,991	1.38%	0.00%	to	1.40%	-9.44%	to	-8.14%
	2017		544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
Voya Index Solution 2045 Portfolio - Service Class
	2021		228	$28.82	to	$39.16	$8,785	1.49%	0.00%	to	1.25%	3.80%	to	17.56%
	2020		206	$24.82	to	$33.53	$6,804	1.38%	0.00%	to	1.25%	14.06%	to	15.52%
	2019		179	$21.76	to	$29.22	$5,102	1.53%	0.00%	to	1.25%	23.01%	to	24.56%
	2018		159	$17.69	to	$23.62	$3,653	1.23%	0.00%	to	1.25%	-9.61%	to	-8.45%
	2017		124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
Voya Index Solution 2045 Portfolio - Service 2 Class
	2021		135	$28.32	to	$34.06	$4,329	1.48%	0.00%	to	1.55%	4.10%	to	17.29%
	2020		123	$24.53	to	$29.04	$3,378	1.37%	0.00%	to	1.55%	3.64%	to	16.04%
	2019		115	$21.70	to	$25.18	$2,745	1.52%	0.00%	to	1.50%	22.53%	to	24.35%
	2018		97	$17.64	to	$20.25	$1,856	0.78%	0.00%	to	1.55%	-9.91%	to	-8.50%
	2017		131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
Voya Index Solution 2050 Portfolio - Initial Class
	2021	11/30/2021	—		$10.87		$1	(e)		0.95%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2055 Portfolio - Initial Class
	2021		141	$29.29	to	$34.48	$4,295	1.39%	0.00%	to	1.40%	16.32%	to	17.96%
	2020		128	$25.18	to	$29.23	$3,342	2.78%	0.00%	to	1.40%	13.83%	to	19.92%
	2019		317	$22.12	to	$25.33	$7,159	1.38%	0.00%	to	1.40%	23.44%	to	25.21%
	2018		277	$17.92	to	$20.23	$5,203	1.19%	0.00%	to	1.40%	-9.73%	to	-8.53%
	2017		197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
Voya Index Solution 2055 Portfolio - Service Class
	2021		237	$28.12	to	$33.50	$7,184	1.36%	0.00%	to	1.50%	4.10%	to	17.67%
	2020		198	$24.27	to	$28.47	$5,148	1.38%	0.00%	to	1.50%	13.41%	to	18.77%
	2019		155	$21.40	to	$24.73	$3,535	1.21%	0.00%	to	1.50%	23.06%	to	24.90%
	2018		122	$17.39	to	$19.80	$2,235	1.03%	0.00%	to	1.50%	-10.04%	to	-8.63%
	2017		101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
218

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2055 Portfolio - Service 2 Class
	2021		99	$27.48	to	$32.93	$3,060	1.35%	0.00%	to	1.55%	4.04%	to	17.44%
	2020		86	$23.77	to	$28.04	$2,277	1.23%	0.00%	to	1.55%	3.68%	to	14.97%
	2019		70	$21.00	to	$24.39	$1,618	1.30%	0.00%	to	1.55%	22.81%	to	24.69%
	2018		62	$17.10	to	$19.56	$1,152	0.74%	0.00%	to	1.55%	-10.19%	to	-8.77%
	2017		62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
Voya Index Solution 2065 Portfolio - Initial Class
	2021		6	$13.53	to	$13.83	$83	2.30%	0.00%	to	1.40%	0.58%	to	17.63%
	2020	08/24/2020	—	$11.60	to	$11.63	$4	(d)	0.70%	to	1.25%		(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
	2017		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Solution 2065 Portfolio - Service Class
	2021		6	$13.51	to	$13.64	$86	2.11%	0.65%	to	1.25%	0.30%	to	17.28%
	2020	10/22/2020	1		$11.63		$9	(d)		0.65%			(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
	2017		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Solution Income Portfolio - Initial Class
	2021		53	$17.39	to	$23.71	$1,063	1.78%	0.00%	to	1.40%	4.62%	to	6.09%
	2020		56	$16.60	to	$22.35	$1,077	3.50%	0.00%	to	1.40%	9.79%	to	11.30%
	2019		190	$15.10	to	$20.08	$3,374	2.05%	0.00%	to	1.40%	11.56%	to	13.19%
	2018		230	$13.51	to	$17.74	$3,732	1.98%	0.00%	to	1.40%	-4.37%	to	-3.08%
	2017		270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
Voya Index Solution Income Portfolio - Service Class
	2021		57	$16.86	to	$21.27	$1,155	1.34%	0.00%	to	1.25%	1.14%	to	5.80%
	2020		64	$16.14	to	$20.23	$1,234	1.62%	0.00%	to	1.25%	9.72%	to	11.08%
	2019		64	$14.71	to	$18.34	$1,114	2.04%	0.00%	to	1.25%	11.63%	to	12.85%
	2018		60	$14.71	to	$16.35	$948	2.37%	0.00%	to	1.10%	-4.26%	to	-3.22%
	2017		60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
Voya Index Solution Income Portfolio - Service 2 Class
	2021		40	$16.66	to	$19.68	$711	1.61%	0.00%	to	1.40%	1.57%	to	5.69%
	2020		46	$15.98	to	$18.62	$780	1.58%	0.00%	to	1.40%	1.56%	to	10.77%
	2019		48	$14.56	to	$16.81	$736	1.98%	0.00%	to	1.45%	11.06%	to	12.74%
	2018		71	$12.99	to	$14.91	$980	1.53%	0.00%	to	1.55%	-4.90%	to	-3.43%
	2017		86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
Voya International High Dividend Low Volatility Portfolio - Adviser Class
	2021		14		$12.70		$178	2.31%		0.35%			11.11%
	2020		15		$11.43		$169	2.73%		0.35%			-1.55%
	2019		17		$11.61		$197	1.55%		0.35%			15.75%
	2018		19		$10.03		$190	1.87%		0.35%			-15.64%
	2017		20		$11.89		$238	1.60%		0.35%			21.20%
Voya International High Dividend Low Volatility Portfolio - Initial Class
	2021		5,517	$11.54	to	$14.28	$68,704	2.48%	0.00%	to	1.50%	1.47%	to	12.09%
	2020		5,917	$10.45	to	$12.74	$66,331	3.33%	0.00%	to	1.50%	-2.23%	to	-0.70%
	2019		6,442	$10.68	to	$12.83	$73,467	2.15%	0.00%	to	1.50%	14.96%	to	16.74%
	2018		6,988	$9.29	to	$10.99	$69,069	2.19%	0.00%	to	1.50%	-16.23%	to	-14.94%
	2017		7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
219

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International High Dividend Low Volatility Portfolio - Service Class
	2021		4	$14.36	to	$15.78	$60	1.75%	0.40%	to	1.00%	0.83%	to	10.92%
	2020		4	$12.97	to	$13.96	$54	3.54%	0.50%	to	1.00%	-1.97%	to	3.51%
	2019		4	$13.05	to	$14.16	$59	1.46%	0.50%	to	1.10%	15.18%	to	15.65%
	2018		6	$11.26	to	$13.03	$78	1.46%	0.00%	to	1.15%	-16.16%	to	-15.78%
	2017		13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
Voya Solution 2025 Portfolio - Adviser Class
	2021		12		$23.96		$297	2.74%		0.35%			10.01%
	2020		13		$21.78		$287	1.32%		0.35%			12.91%
	2019		24		$19.29		$468	1.95%		0.35%			17.41%
	2018		28		$16.43		$457	1.88%		0.35%			-6.33%
	2017		29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
Voya Solution 2025 Portfolio - Initial Class
	2021		1,073	$15.09	to	$22.22	$17,671	2.93%	0.00%	to	1.20%	9.64%	to	10.99%
	2020		988	$13.69	to	$20.02	$14,803	2.25%	0.00%	to	1.20%	12.49%	to	13.81%
	2019		847	$12.12	to	$17.59	$11,199	2.58%	0.00%	to	1.20%	16.97%	to	18.37%
	2018		760	$10.32	to	$14.86	$8,566	2.34%	0.00%	to	1.20%	-6.62%	to	-5.47%
	2017		725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
Voya Solution 2025 Portfolio - Service Class
	2021		6,795	$13.53	to	$28.26	$160,375	2.82%	0.00%	to	1.50%	1.87%	to	10.68%
	2020		6,794	$12.26	to	$25.54	$146,667	1.99%	0.00%	to	1.50%	11.86%	to	13.59%
	2019		7,022	$10.83	to	$22.49	$135,241	2.31%	0.00%	to	1.50%	16.38%	to	18.12%
	2018		7,484	$13.10	to	$19.04	$124,074	2.03%	0.00%	to	1.50%	-7.13%	to	-5.71%
	2017		8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
Voya Solution 2025 Portfolio - Service 2 Class
	2021		229	$22.41	to	$26.94	$5,812	2.91%	0.00%	to	1.55%	7.76%	to	10.27%
	2020		241	$20.59	to	$24.12	$5,546	1.56%	0.10%	to	1.55%	11.66%	to	17.59%
	2019		332	$18.44	to	$21.29	$6,734	1.80%	0.10%	to	1.55%	16.12%	to	17.82%
	2018		455	$15.88	to	$18.23	$7,854	1.68%	0.00%	to	1.55%	-7.35%	to	-6.08%
	2017		471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
Voya Solution 2030 Portfolio - Service Class
	2021	11/22/2021	13	$10.58	to	$10.68	$134	(e)	0.50%	to	1.25%		(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2035 Portfolio - Adviser Class
	2021		16		$26.80		$430	1.99%		0.35%			13.32%
	2020		16		$23.65		$376	1.65%		0.35%			13.81%
	2019		23		$20.78		$475	2.05%		0.35%			21.10%
	2018		23		$17.16		$401	1.63%		0.35%			-8.87%
	2017		24		$18.83		$460	1.33%		0.35%			18.80%
Voya Solution 2035 Portfolio - Initial Class
	2021		973	$16.11	to	$24.99	$17,834	2.19%	0.00%	to	1.20%	12.93%	to	14.32%
	2020		901	$14.19	to	$21.86	$14,901	1.86%	0.00%	to	1.20%	13.30%	to	14.63%
	2019		800	$12.47	to	$19.07	$11,644	2.52%	0.00%	to	1.20%	20.81%	to	22.24%
	2018		635	$10.28	to	$15.60	$7,686	2.14%	0.00%	to	1.20%	-9.25%	to	-8.07%
	2017		517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
220

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Service Class
	2021		7,636	$14.32	to	$31.96	$199,934	2.20%	0.00%	to	1.50%	2.63%	to	14.09%
	2020		7,282	$12.59	to	$28.02	$170,550	1.74%	0.00%	to	1.50%	12.78%	to	14.46%
	2019		7,433	$11.03	to	$24.48	$154,810	2.22%	0.00%	to	1.50%	20.12%	to	21.98%
	2018		7,670	$13.30	to	$20.07	$134,108	1.80%	0.00%	to	1.50%	-9.72%	to	-8.31%
	2017		8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
Voya Solution 2035 Portfolio - Service 2 Class
	2021		355	$25.77	to	$30.62	$10,190	2.16%	0.00%	to	1.45%	12.29%	to	13.91%
	2020		389	$22.95	to	$26.88	$9,833	1.39%	0.00%	to	1.45%	12.67%	to	22.33%
	2019		515	$20.37	to	$23.52	$11,338	1.95%	0.00%	to	1.45%	19.89%	to	21.61%
	2018		614	$16.99	to	$19.34	$11,164	1.73%	0.00%	to	1.45%	-9.77%	to	-8.38%
	2017		618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
Voya Solution 2040 Portfolio - Initial Class
	2021	12/27/2021	—		$9.92		$—	(e)		1.20%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2040 Portfolio - Service Class
	2021	11/24/2021	—	$10.67	to	$10.79	$2	(e)	0.50%	to	1.50%		(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2045 Portfolio - Adviser Class
	2021		1		$28.54		$24	0.00%		0.35%			16.54%
	2020		1		$24.49		$20	0.00%		0.35%			15.63%
	2019		1		$21.18		$18	0.00%		0.35%			23.21%
	2018		1	$16.68	to	$17.19	$15	0.00%	0.35%	to	1.25%	-11.61%	to	-10.84%
	2017		1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
Voya Solution 2045 Portfolio - Initial Class
	2021		818	$16.94	to	$27.13	$15,711	1.88%	0.00%	to	1.20%	16.11%	to	17.50%
	2020		671	$14.52	to	$23.09	$11,145	1.62%	0.00%	to	1.20%	15.24%	to	16.56%
	2019		598	$12.55	to	$19.81	$8,702	2.28%	0.00%	to	1.20%	22.79%	to	24.28%
	2018		517	$10.18	to	$15.94	$6,196	1.82%	0.00%	to	1.20%	-11.16%	to	-10.05%
	2017		473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
Voya Solution 2045 Portfolio - Service Class
	2021		5,355	$15.13	to	$34.59	$152,015	1.92%	0.00%	to	1.50%	3.33%	to	17.25%
	2020		5,167	$12.94	to	$29.50	$126,807	1.55%	0.00%	to	1.50%	14.54%	to	16.29%
	2019		5,299	$11.16	to	$25.37	$113,924	1.98%	0.00%	to	1.50%	22.06%	to	23.93%
	2018		5,356	$13.13	to	$20.48	$94,948	1.44%	0.00%	to	1.50%	-11.56%	to	-10.19%
	2017		5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
Voya Solution 2045 Portfolio - Service 2 Class
	2021		145	$27.77	to	$33.39	$4,510	2.04%	0.00%	to	1.55%	5.52%	to	16.88%
	2020		162	$24.08	to	$28.21	$4,330	1.26%	0.10%	to	1.55%	14.34%	to	26.03%
	2019		219	$21.06	to	$24.31	$5,014	1.49%	0.10%	to	1.55%	21.80%	to	23.44%
	2018		278	$17.29	to	$19.85	$5,179	1.34%	0.00%	to	1.55%	-11.74%	to	-10.34%
	2017		274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
221

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2050 Portfolio - Initial Class
	2021	12/06/2021	—		$9.90		$—	(e)		1.20%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2050 Portfolio - Service Class
	2021	12/02/2021	1	$10.70	to	$10.83	$11	(e)	0.35%	to	1.50%		(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2050 Portfolio - Service 2 Class
	2021	11/19/2021	—		$10.75		$—	(e)	0.60%	to	0.65%		(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2055 Portfolio - Initial Class
	2021		438	$16.95	to	$33.44	$8,993	1.56%	0.00%	to	1.20%	16.14%	to	17.50%
	2020		345	$14.53	to	$28.46	$6,151	1.47%	0.00%	to	1.20%	14.99%	to	16.40%
	2019		257	$12.58	to	$24.45	$4,029	1.81%	0.00%	to	1.20%	23.32%	to	24.74%
	2018		179	$10.16	to	$19.60	$2,280	1.76%	0.00%	to	1.20%	-11.40%	to	-10.30%
	2017		144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
Voya Solution 2055 Portfolio - Service Class
	2021		1,779	$15.17	to	$32.52	$49,111	2.20%	0.00%	to	1.50%	-1.38%	to	17.32%
	2020		1,651	$12.97	to	$27.72	$39,566	1.32%	0.00%	to	1.50%	14.27%	to	16.03%
	2019		1,440	$11.21	to	$23.89	$30,438	1.71%	0.00%	to	1.50%	22.67%	to	24.49%
	2018		1,264	$16.85	to	$19.19	$22,428	1.21%	0.00%	to	1.50%	-11.92%	to	-10.54%
	2017		1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
Voya Solution 2055 Portfolio - Service 2 Class
	2021		52	$27.61	to	$31.93	$1,546	2.32%	0.00%	to	1.25%	3.52%	to	16.85%
	2020		47	$23.75	to	$26.99	$1,207	0.69%	0.10%	to	1.30%	1.31%	to	26.59%
	2019		76	$20.76	to	$23.32	$1,692	1.16%	0.10%	to	1.30%	22.62%	to	24.01%
	2018		89	$16.93	to	$18.94	$1,581	1.20%	0.00%	to	1.30%	-11.69%	to	-10.87%
	2017		71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
Voya Solution 2060 Portfolio - Initial Class
	2021	12/27/2021	—		$9.90		$—	(e)		1.20%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2060 Portfolio - Service Class
	2021	10/08/2021	5	$10.72	to	$10.79	$54	(e)	0.35%	to	1.25%		(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
222

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2060 Portfolio - Service 2 Class
	2021	09/02/2021	—	$10.73	to	$10.75	$1	(e)	0.60%	to	0.80%		(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2065 Portfolio - Initial Class
	2021	12/13/2021	—		$13.59		$1	(e)		1.20%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2065 Portfolio - Service Class
	2021		101	$13.47	to	$13.74	$1,367	5.23%	0.25%	to	1.50%	-0.80%	to	16.72%
	2020	08/12/2020	30	$11.66	to	$11.74	$353	(d)	0.30%	to	1.50%		(d)
	2019		(d)		(d)		(d)	(d)		(d)			(d)
	2018		(d)		(d)		(d)	(d)		(d)			(d)
	2017		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Balanced Portfolio - Service Class
	2021		405	$18.92	to	$22.44	$8,118	1.86%	0.25%	to	1.50%	1.66%	to	13.68%
	2020		372	$16.85	to	$19.74	$6,601	1.97%	0.25%	to	1.50%	11.22%	to	44.88%
	2019		365	$15.15	to	$17.42	$5,786	2.23%	0.30%	to	1.50%	17.72%	to	19.15%
	2018		377	$12.87	to	$14.62	$5,049	1.83%	0.30%	to	1.50%	-8.07%	to	-7.00%
	2017		436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
Voya Solution Income Portfolio - Adviser Class
	2021		21		$20.79		$443	2.65%		0.35%			5.80%
	2020		23		$19.65		$461	1.52%		0.35%			11.21%
	2019		48		$17.67		$855	2.68%		0.35%			12.48%
	2018		50		$15.71		$785	2.22%		0.35%			-3.56%
	2017		51		$16.29		$836	1.92%		0.35%			8.67%
Voya Solution Income Portfolio - Initial Class
	2021		830	$13.56	to	$17.65	$13,276	3.33%	0.00%	to	1.20%	5.38%	to	6.65%
	2020		786	$12.80	to	$16.55	$11,849	2.44%	0.00%	to	1.20%	10.86%	to	12.20%
	2019		623	$11.50	to	$14.75	$8,415	3.09%	0.00%	to	1.20%	12.08%	to	13.37%
	2018		654	$10.22	to	$13.01	$7,904	2.83%	0.00%	to	1.20%	-4.04%	to	-2.84%
	2017		697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
Voya Solution Income Portfolio - Service Class
	2021		1,771	$12.47	to	$23.38	$34,555	2.98%	0.00%	to	1.50%	0.57%	to	6.38%
	2020		2,084	$11.76	to	$21.98	$37,924	2.34%	0.00%	to	1.50%	2.99%	to	11.97%
	2019		2,341	$10.54	to	$19.63	$38,441	2.77%	0.00%	to	1.50%	11.39%	to	13.14%
	2018		2,857	$13.44	to	$17.35	$43,388	2.37%	0.00%	to	1.50%	-4.50%	to	-3.03%
	2017		3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
Voya Solution Income Portfolio - Service 2 Class
	2021		155	$16.86	to	$20.27	$2,950	3.13%	0.00%	to	1.55%	2.39%	to	6.24%
	2020		179	$16.11	to	$19.08	$3,245	1.92%	0.00%	to	1.55%	0.68%	to	15.34%
	2019		206	$14.65	to	$17.08	$3,320	2.48%	0.00%	to	1.55%	11.24%	to	12.96%
	2018		259	$13.17	to	$15.12	$3,691	2.09%	0.00%	to	1.55%	-4.70%	to	-3.20%
	2017		320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
223

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Moderately Conservative Portfolio - Service Class
	2021		482	$16.83	to	$19.97	$8,634	2.27%	0.25%	to	1.50%	1.52%	to	9.19%
	2020		502	$15.62	to	$18.29	$8,319	2.19%	0.25%	to	1.50%	9.69%	to	10.99%
	2019		509	$14.24	to	$16.38	$7,654	1.97%	0.30%	to	1.50%	13.20%	to	14.63%
	2018		467	$12.58	to	$14.37	$6,159	2.02%	0.25%	to	1.50%	-5.63%	to	-4.45%
	2017		529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
	2021		—		$42.14		$18	0.00%		0.35%			26.51%
	2020		1		$33.31		$35	0.00%		0.35%			3.00%
	2019		2		$32.34		$51	0.00%		0.35%			29.72%
	2018		2		$24.93		$39	1.79%		0.35%			-14.80%
	2017		3		$29.26		$73	0.89%		0.35%			10.50%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
	2021		1,122	$15.43	to	$39.53	$40,803	1.07%	0.00%	to	1.40%	25.79%	to	27.56%
	2020		1,164	$12.21	to	$30.99	$33,478	1.45%	0.00%	to	1.40%	2.41%	to	3.85%
	2019		1,239	$11.87	to	$29.84	$34,644	1.44%	0.00%	to	1.40%	29.12%	to	30.93%
	2018		1,535	$9.15	to	$22.79	$33,150	1.30%	0.00%	to	1.40%	-15.34%	to	-14.13%
	2017		1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
	2021		2,011	$14.75	to	$65.52	$71,650	0.85%	0.00%	to	1.50%	3.59%	to	27.30%
	2020		2,200	$11.62	to	$51.47	$62,126	1.22%	0.00%	to	1.50%	1.99%	to	40.10%
	2019		2,472	$11.26	to	$49.72	$67,826	1.22%	0.00%	to	1.50%	28.73%	to	30.67%
	2018		1,924	$20.50	to	$38.05	$57,494	1.06%	0.00%	to	1.50%	-15.64%	to	-14.34%
	2017		2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
VY® Baron Growth Portfolio - Adviser Class
	2021		8		$56.80		$445	0.00%		0.35%			19.73%
	2020		8		$47.44		$377	0.00%		0.35%			32.40%
	2019		10		$35.83		$351	0.00%		0.35%			37.75%
	2018		11		$26.01		$277	0.00%		0.35%			-2.47%
	2017		15		$26.67		$393	0.60%		0.35%			27.42%
VY® Baron Growth Portfolio - Service Class
	2021		3,319	$17.77	to	$97.81	$204,375	0.00%	0.00%	to	1.50%	2.54%	to	20.43%
	2020		3,550	$14.80	to	$81.22	$183,870	0.00%	0.00%	to	1.50%	27.93%	to	100.55%
	2019		3,965	$11.14	to	$60.95	$156,083	0.00%	0.00%	to	1.50%	36.46%	to	38.55%
	2018		3,388	$13.26	to	$44.00	$122,163	0.00%	0.00%	to	1.50%	-3.36%	to	-1.90%
	2017		3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
VY® Columbia Contrarian Core Portfolio - Service Class
	2021		274	$31.43	to	$81.83	$17,506	0.40%	0.00%	to	1.50%	3.82%	to	23.95%
	2020		277	$25.59	to	$66.02	$14,233	0.00%	0.00%	to	1.50%	19.63%	to	31.34%
	2019		307	$21.26	to	$54.36	$13,169	1.82%	0.00%	to	1.50%	31.09%	to	33.07%
	2018		345	$16.12	to	$40.85	$11,187	0.91%	0.00%	to	1.50%	-10.36%	to	-9.00%
	2017		401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
	2021		7		$28.26		$200	0.00%		0.35%			33.43%
	2020		7		$21.18		$153	0.00%		0.35%			8.89%
	2019		7		$19.45		$145	0.00%		0.35%			19.47%
	2018		8		$16.28		$125	0.00%		0.35%			-18.27%
	2017		8		$19.92		$167	0.16%		0.35%			10.30%
224

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Service Class
	2021		437	$26.73	to	$32.52	$12,846	0.29%	0.25%	to	1.50%	0.22%	to	33.88%
	2020		283	$20.21	to	$24.29	$6,279	0.56%	0.25%	to	1.50%	7.90%	to	27.11%
	2019		283	$18.73	to	$22.08	$5,775	0.34%	0.30%	to	1.50%	18.39%	to	19.87%
	2018		321	$15.82	to	$18.56	$5,486	0.27%	0.25%	to	1.50%	-19.00%	to	-17.98%
	2017		334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
VY® Invesco Comstock Portfolio - Adviser Class
	2021		6		$32.57		$193	0.93%		0.35%			32.24%
	2020		10		$24.63		$238	1.61%		0.35%			-1.08%
	2019		10		$24.90		$260	2.05%		0.35%			24.44%
	2018		11		$20.01		$228	0.90%		0.35%			-12.89%
	2017		19		$22.97		$438	0.97%		0.35%			16.90%
VY® Invesco Comstock Portfolio - Service Class
	2021		1,983	$14.88	to	$44.35	$70,222	1.56%	0.00%	to	1.95%	0.59%	to	32.95%
	2020		2,018	$11.23	to	$33.39	$53,452	1.87%	0.00%	to	1.95%	-2.39%	to	70.99%
	2019		2,230	$11.32	to	$33.58	$60,153	2.39%	0.00%	to	1.95%	22.76%	to	25.26%
	2018		2,329	$15.99	to	$26.84	$54,176	1.35%	0.00%	to	1.95%	-14.10%	to	-12.38%
	2017		2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
VY® Invesco Equity and Income Portfolio - Adviser Class
	2021		59		$29.62		$1,759	1.01%		0.35%			17.87%
	2020		63		$25.13		$1,591	1.30%		0.35%			9.02%
	2019		65		$23.05		$1,487	1.62%		0.35%			19.06%
	2018		70		$19.36		$1,346	1.51%		0.35%			-10.20%
	2017		72		$21.56		$1,561	1.28%		0.35%			9.94%
VY® Invesco Equity and Income Portfolio - Initial Class
	2021		10,551	$14.17	to	$35.98	$305,320	1.46%	0.00%	to	1.95%	3.82%	to	18.84%
	2020		11,219	$11.96	to	$30.28	$276,337	1.72%	0.00%	to	1.95%	7.81%	to	9.99%
	2019		12,440	$10.91	to	$27.53	$281,505	2.08%	0.00%	to	1.95%	17.77%	to	20.11%
	2018		13,640	$11.22	to	$23.79	$259,611	1.98%	0.00%	to	1.95%	-11.21%	to	-9.44%
	2017		15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
VY® Invesco Equity and Income Portfolio - Service Class
	2021		47	$17.39	to	$95.71	$1,228	1.26%	0.15%	to	1.00%	5.14%	to	18.32%
	2020		46	$14.56	to	$81.51	$1,000	1.46%	0.00%	to	1.15%	8.41%	to	9.63%
	2019		55	$13.43	to	$77.81	$1,061	1.70%	0.00%	to	1.15%	18.43%	to	19.82%
	2018		75	$11.34	to	$65.44	$1,169	1.63%	0.00%	to	1.15%	-10.71%	to	-9.67%
	2017		98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
VY® Invesco Global Portfolio - Adviser Class
	2021		7		$38.86		$269	0.00%		0.35%			14.40%
	2020		8		$33.97		$286	0.72%		0.35%			26.75%
	2019		10		$26.80		$266	0.00%		0.35%			30.60%
	2018		11		$20.52		$219	1.49%		0.35%			-13.89%
	2017		19		$23.83		$453	0.74%		0.35%			35.32%
VY® Invesco Global Portfolio - Initial Class
	2021		17,589	$16.78	to	$50.61	$722,750	0.00%	0.00%	to	1.80%	0.24%	to	15.38%
	2020		18,835	$14.58	to	$43.94	$681,765	1.04%	0.00%	to	1.80%	19.68%	to	84.17%
	2019		21,035	$11.45	to	$33.95	$603,394	0.50%	0.00%	to	1.80%	29.47%	to	31.81%
	2018		22,797	$15.32	to	$26.86	$512,694	1.64%	0.00%	to	1.80%	-14.76%	to	-13.20%
	2017		24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
225

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Global Portfolio - Service Class
	2021		54	$45.98	to	$48.30	$2,620	0.00%	1.00%	to	1.25%	13.70%	to	14.00%
	2020		53	$40.44	to	$42.37	$2,249	0.85%	1.00%	to	1.25%	25.86%	to	26.14%
	2019		52	$32.13	to	$33.59	$1,758	0.19%	1.00%	to	1.25%	29.82%	to	30.14%
	2018		53	$24.75	to	$25.81	$1,362	1.39%	1.00%	to	1.25%	-14.48%	to	-14.25%
	2017		55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
	2021		6		$38.85		$240	0.45%		0.35%			28.68%
	2020		7		$30.19		$202	0.85%		0.35%			-0.26%
	2019		9		$30.27		$270	0.78%		0.35%			25.34%
	2018		10		$24.15		$244	1.01%		0.35%			-12.66%
	2017		13		$27.65		$351	0.37%		0.35%			13.00%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
	2021		886	$15.28	to	$26.39	$22,525	0.94%		0.55%		28.62%	to	28.86%
	2020		937	$11.88	to	$20.48	$18,652	1.17%	0.75%	to	0.95%	-0.42%	to	-0.19%
	2019		1,062	$11.93	to	$20.52	$21,263	1.20%	0.75%	to	0.95%	25.32%	to	25.50%
	2018		1,206	$9.52	to	$16.35	$19,362	1.40%	0.75%	to	0.95%	-12.82%	to	-12.61%
	2017		1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
	2021		1,149	$30.20	to	$65.30	$60,843	0.67%	0.00%	to	1.55%	1.26%	to	29.51%
	2020		1,269	$23.53	to	$50.42	$52,345	0.97%	0.00%	to	1.50%	-1.22%	to	0.28%
	2019		1,443	$23.68	to	$50.28	$60,015	0.95%	0.00%	to	1.50%	24.34%	to	26.20%
	2018		1,639	$18.93	to	$39.84	$54,651	1.12%	0.00%	to	1.50%	-13.50%	to	-12.18%
	2017		1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
	2021		9		$55.60		$480	0.00%		0.35%			12.85%
	2020		9		$49.27		$454	0.00%		0.35%			30.79%
	2019		10		$37.67		$388	0.29%		0.35%			36.09%
	2018		11		$27.68		$292	0.00%		0.35%			-4.12%
	2017		11		$28.87		$331	0.25%		0.35%			23.69%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6
	2021	11/17/2021	35		$11.27		$392	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
	2021		11,242	$16.69	to	$70.71	$638,349	0.00%	0.00%	to	1.50%	1.49%	to	13.81%
	2020		12,071	$14.70	to	$62.13	$610,289	0.09%	0.00%	to	1.50%	22.49%	to	31.85%
	2019		13,267	$11.19	to	$47.13	$515,075	0.30%	0.00%	to	1.50%	35.15%	to	37.21%
	2018		13,886	$21.35	to	$34.35	$403,457	0.19%	0.00%	to	1.50%	-4.67%	to	-3.21%
	2017		15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
	2021		37	$39.66	to	$63.45	$1,623	0.00%	0.25%	to	1.25%	12.16%	to	13.30%
	2020		35	$35.36	to	$56.00	$1,388	0.08%	0.25%	to	1.25%	8.35%	to	31.09%
	2019		41	$27.25	to	$42.72	$1,259	0.24%	0.25%	to	1.25%	35.24%	to	36.53%
	2018		49	$20.15	to	$31.29	$1,206	0.00%	0.25%	to	1.25%	-4.68%	to	-3.66%
	2017		53	$21.14	to	$32.48	$1,378	0.44%	0.25%	to	1.25%	22.91%	to	24.11%
226

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
	2021		21		$61.21		$1,266	0.00%		0.35%			19.04%
	2020		25		$51.42		$1,262	0.00%		0.35%			35.53%
	2019		28		$37.94		$1,070	0.00%		0.35%			29.71%
	2018		32		$29.25		$928	0.00%		0.35%			-1.91%
	2017		56		$29.82		$1,656	0.00%		0.35%			32.42%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
	2021		9,453	$18.62	to	$147.88	$815,452	0.00%	0.00%	to	1.50%	-0.25%	to	20.08%
	2020		9,759	$15.55	to	$124.05	$713,552	0.00%	0.00%	to	1.50%	29.53%	to	36.70%
	2019		10,261	$11.41	to	$91.45	$556,786	0.20%	0.00%	to	1.50%	28.88%	to	30.84%
	2018		8,845	$22.50	to	$72.09	$449,287	0.25%	0.00%	to	1.50%	-2.60%	to	-1.08%
	2017		9,153	$23.10	to	$72.88	$469,719	0.05%	0.00%	to	1.50%	31.59%	to	33.60%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
	2021		57	$56.73	to	$74.88	$4,005	0.00%	0.00%	to	1.55%	14.46%	to	19.77%
	2020		59	$48.11	to	$62.52	$3,493	0.00%	0.00%	to	1.55%	18.03%	to	36.36%
	2019		75	$36.40	to	$45.85	$3,244	0.00%	0.00%	to	1.45%	28.58%	to	30.48%
	2018		102	$28.31	to	$35.14	$3,407	0.05%	0.00%	to	1.45%	-2.75%	to	-1.32%
	2017		118	$29.11	to	$35.61	$3,994	0.00%	0.00%	to	1.45%	31.30%	to	33.22%
Voya Target In-Retirement Fund - Class R6
	2021	11/18/2021	3		$10.35		$27	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Target Retirement 2025 Fund - Class R6
	2021	11/17/2021	8		$10.49		$86	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Target Retirement 2030 Fund - Class R6
	2021	12/06/2021	—		$10.56		$2	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Target Retirement 2035 Fund - Class R6
	2021	11/17/2021	12		$10.61		$127	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Target Retirement 2040 Fund - Class R6
	2021	12/28/2021	—		$10.68		$—	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
227

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Target Retirement 2045 Fund - Class R6
	2021	11/17/2021	15		$10.71		$157	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Target Retirement 2050 Fund - Class R6
	2021	12/03/2021	1		$10.70		$11	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Target Retirement 2055 Fund - Class R6
	2021	11/17/2021	5		$10.70		$52	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Target Retirement 2060 Fund - Class R6
	2021	12/08/2021	—		$10.73		$5	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya Corporate Leaders 100 Fund - Class I
	2021		589	$18.60	to	$21.81	$12,290	1.56%	0.25%	to	1.50%	1.66%	to	27.47%
	2020		579	$14.69	to	$17.11	$9,533	2.11%	0.25%	to	1.50%	10.24%	to	26.09%
	2019		531	$13.25	to	$15.30	$7,835	2.12%	0.30%	to	1.50%	26.62%	to	28.25%
	2018		539	$10.40	to	$11.95	$6,239	2.21%	0.25%	to	1.50%	-8.13%	to	-7.00%
	2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
Voya Strategic Allocation Conservative Portfolio - Class I
	2021		1,065	$18.83	to	$38.78	$34,698	2.60%	0.00%	to	1.50%	3.29%	to	9.13%
	2020		1,114	$17.41	to	$35.67	$33,734	2.37%	0.00%	to	1.50%	8.79%	to	10.45%
	2019		1,105	$15.90	to	$32.43	$30,351	2.72%	0.00%	to	1.50%	13.11%	to	14.84%
	2018		1,103	$13.98	to	$32.37	$26,327	2.75%	0.00%	to	1.50%	-5.49%	to	-4.02%
	2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
Voya Strategic Allocation Growth Portfolio - Class I
	2021		2,232	$21.81	to	$53.86	$87,927	1.92%	0.00%	to	1.95%	1.28%	to	17.37%
	2020		2,300	$18.76	to	$46.11	$78,267	1.90%	0.00%	to	1.95%	12.15%	to	14.40%
	2019		2,388	$16.54	to	$40.49	$71,733	2.64%	0.00%	to	1.95%	20.43%	to	22.86%
	2018		2,476	$13.59	to	$35.34	$60,918	2.13%	0.00%	to	1.95%	-10.09%	to	-8.32%
	2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
Voya Strategic Allocation Moderate Portfolio - Class I
	2021		1,974	$20.56	to	$47.48	$69,817	2.30%	0.00%	to	1.60%	5.40%	to	13.86%
	2020		2,029	$18.22	to	$41.89	$63,521	2.16%	0.00%	to	1.50%	8.95%	to	12.77%
	2019		2,163	$16.31	to	$37.33	$60,494	2.83%	0.00%	to	1.50%	17.49%	to	19.27%
	2018		2,310	$13.80	to	$33.56	$54,755	2.42%	0.00%	to	1.50%	-7.49%	to	-6.05%
	2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
228

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
	2021		42		$36.17		$1,510	0.52%		0.35%			27.94%
	2020		56		$28.27		$1,587	0.90%		0.35%			16.34%
	2019		63		$24.30		$1,537	1.28%		0.35%			27.83%
	2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
	2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
Voya Growth and Income Portfolio - Class I
	2021		18,167	$17.02	to	$1,140.41	$1,476,982	1.03%	0.00%	to	1.95%	8.04%	to	29.01%
	2020		19,715	$13.23	to	$892.37	$1,261,656	1.27%	0.00%	to	1.95%	14.94%	to	25.35%
	2019		21,954	$11.32	to	$768.20	$1,215,091	1.65%	0.00%	to	1.95%	26.38%	to	28.90%
	2018		24,740	$17.26	to	$601.68	$1,069,882	1.82%	0.00%	to	1.95%	-6.30%	to	-4.45%
	2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
Voya Growth and Income Portfolio - Class S
	2021		8	$33.98	to	$53.87	$308	0.66%	0.30%	to	1.35%	8.01%	to	28.15%
	2020		10	$26.66	to	$41.49	$298	1.12%	0.40%	to	1.35%	15.34%	to	25.27%
	2019		9	$23.03	to	$35.44	$236	1.41%	0.45%	to	1.35%	26.82%	to	27.99%
	2018		9	$18.10	to	$27.69	$190	1.10%	0.45%	to	1.35%	-5.96%	to	-5.11%
	2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
Voya Global High Dividend Low Volatility Portfolio - Class I
	2021		5,556	$13.05	to	$16.49	$84,083	2.58%	0.00%	to	1.55%	5.12%	to	20.89%
	2020		5,984	$10.82	to	$13.64	$75,550	2.29%	0.00%	to	1.55%	-2.80%	to	16.67%
	2019		6,754	$10.95	to	$13.75	$86,802	2.82%	0.00%	to	1.55%	19.83%	to	21.68%
	2018		6,855	$10.61	to	$11.30	$74,924	5.37%	0.00%	to	1.55%	-10.31%	to	-8.87%
	2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
Voya Global High Dividend Low Volatility Portfolio - Class S
	2021		728	$15.38	to	$16.33	$11,213	2.30%	0.35%	to	1.20%	9.06%	to	20.16%
	2020		785	$12.91	to	$13.59	$10,150	2.02%	0.35%	to	1.20%	-2.27%	to	-1.45%
	2019		877	$13.21	to	$13.79	$11,598	2.60%	0.35%	to	1.20%	19.98%	to	20.96%
	2018		965	$10.99	to	$11.56	$10,636	4.58%	0.00%	to	1.25%	-10.21%	to	-9.12%
	2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
Voya Index Plus LargeCap Portfolio - Class I
	2021		6,973	$16.99	to	$89.44	$479,099	1.03%	0.00%	to	1.95%	7.68%	to	29.25%
	2020		7,540	$13.18	to	$69.47	$405,124	1.48%	0.00%	to	1.95%	1.57%	to	15.94%
	2019		8,283	$11.41	to	$60.18	$386,977	1.55%	0.00%	to	1.95%	27.51%	to	30.03%
	2018		9,223	$16.17	to	$48.43	$334,558	1.53%	0.00%	to	1.95%	-8.64%	to	-6.80%
	2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
Voya Index Plus LargeCap Portfolio - Class S
	2021		4		$42.87		$167	0.67%		0.35%			28.47%
	2020		4		$33.37		$130	1.78%		0.35%			15.23%
	2019		7		$28.96		$207	1.55%		0.35%			29.29%
	2018		8		$22.40		$181	1.05%		0.35%			-7.36%
	2017		8		$24.18		$201	0.88%		0.35%			23.87%
Voya Index Plus MidCap Portfolio - Class I
	2021		5,944	$15.37	to	$91.47	$352,043	0.91%	0.00%	to	1.95%	5.68%	to	27.75%
	2020		6,390	$12.07	to	$71.61	$298,527	1.26%	0.00%	to	1.95%	6.15%	to	8.25%
	2019		7,153	$11.18	to	$66.15	$310,525	1.35%	0.00%	to	1.95%	24.66%	to	27.09%
	2018		6,970	$17.16	to	$52.05	$271,771	1.11%	0.00%	to	1.95%	-16.01%	to	-14.32%
	2017		7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
229

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus MidCap Portfolio - Class S
	2021		1		$36.85		$46	0.00%		0.35%			27.07%
	2020		1		$29.00		$43	1.96%		0.35%			7.61%
	2019		2		$26.95		$59	1.69%		0.35%			26.29%
	2018		3		$21.34		$59	1.54%		0.35%			-14.84%
	2017		3		$25.06		$71	0.84%		0.35%			12.93%
Voya Index Plus SmallCap Portfolio - Class I
	2021		3,139	$27.79	to	$63.84	$153,650	0.73%	0.00%	to	1.95%	2.97%	to	28.45%
	2020		3,284	$21.83	to	$49.70	$126,192	0.99%	0.00%	to	1.95%	-0.43%	to	32.65%
	2019		3,608	$20.90	to	$47.16	$132,714	1.04%	0.00%	to	1.95%	19.46%	to	21.85%
	2018		4,022	$17.32	to	$38.72	$122,776	0.96%	0.00%	to	1.95%	-14.10%	to	-12.38%
	2017		4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
Voya Index Plus SmallCap Portfolio - Class S
	2021		5		$32.82		$176	0.62%		0.35%			27.70%
	2020		6		$25.70		$146	0.64%		0.35%			4.73%
	2019		7		$24.54		$165	0.63%		0.35%			21.13%
	2018		8		$20.26		$155	0.57%		0.35%			-12.94%
	2017		8		$23.27		$193	0.50%		0.35%			9.25%
Voya International Index Portfolio - Class I
	2021		3,357	$12.24	to	$24.08	$47,878	1.98%	0.00%	to	1.65%	0.16%	to	10.93%
	2020		3,509	$11.22	to	$21.93	$45,069	2.48%	0.00%	to	1.65%	6.11%	to	8.28%
	2019		3,662	$10.57	to	$20.52	$43,908	3.01%	0.00%	to	1.65%	19.44%	to	21.42%
	2018		3,694	$8.85	to	$17.06	$37,196	2.96%	0.00%	to	1.65%	-15.15%	to	-13.74%
	2017		3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
Voya International Index Portfolio - Class S
	2021		1		$23.93		$12	0.00%		0.35%			10.23%
	2020		—		$21.71		$11	0.00%		0.35%			7.26%
	2019		—		$20.24		$9	0.00%		0.35%			20.62%
	2018		—		$16.78		$7	0.00%		0.35%			-14.17%
	2017		1		$19.55		$10	2.40%		0.35%			24.05%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
	2021		2,210	$76.95	to	$93.02	$180,106	0.50%	0.00%	to	1.50%	6.19%	to	30.66%
	2020		2,233	$59.78	to	$71.19	$140,664	0.54%	0.00%	to	1.50%	25.39%	to	60.74%
	2019		2,107	$43.83	to	$51.41	$97,199	0.91%	0.00%	to	1.50%	33.83%	to	35.83%
	2018		1,942	$32.75	to	$37.85	$66,554	1.11%	0.00%	to	1.50%	-2.44%	to	-0.97%
	2017		1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
	2021		52	$76.52	to	$87.38	$4,344	0.33%	0.00%	to	1.30%	14.60%	to	30.37%
	2020		55	$59.12	to	$66.81	$3,572	0.48%	0.00%	to	1.35%	32.44%	to	38.11%
	2019		57	$43.38	to	$48.52	$2,678	0.69%	0.00%	to	1.35%	33.64%	to	35.49%
	2018		48	$32.46	to	$36.27	$1,671	0.89%	0.00%	to	1.35%	-2.55%	to	-1.22%
	2017		41	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
Voya Russell™ Large Cap Index Portfolio - Class I
	2021		7,324	$36.44	to	$44.78	$295,849	1.10%	0.00%	to	1.55%	1.33%	to	27.40%
	2020		7,183	$28.87	to	$35.15	$229,256	1.38%	0.00%	to	1.60%	3.92%	to	21.84%
	2019		6,740	$24.07	to	$28.85	$177,976	1.61%	0.00%	to	1.60%	29.27%	to	31.38%
	2018		6,414	$18.62	to	$21.96	$130,188	1.65%	0.00%	to	1.60%	-5.00%	to	-3.47%
	2017		5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
230

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Index Portfolio - Class S
	2021		10		$59.85		$569	0.90%		0.95%			25.92%
	2020		11		$47.53		$540	1.17%		0.95%			20.42%
	2019		12		$39.47		$489	1.54%		0.95%			29.71%
	2018		14		$30.43		$423	1.39%		0.95%			-4.58%
	2017		14		$31.89		$441	1.38%		0.95%			21.12%
Voya Russell™ Large Cap Value Index Portfolio - Class I
	2021		16	$36.67	to	$37.13	$592	2.21%	1.15%	to	1.25%	21.46%	to	21.58%
	2020		16	$30.19	to	$30.54	$493	0.97%	1.15%	to	1.25%	0.23%	to	0.33%
	2019		18	$30.12	to	$30.44	$536	2.38%	1.15%	to	1.25%	24.36%	to	24.45%
	2018		23	$24.22	to	$24.46	$558	2.28%	1.15%	to	1.25%	-7.80%	to	-7.70%
	2017		25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
Voya Russell™ Large Cap Value Index Portfolio - Class S
	2021		676	$34.41	to	$41.60	$24,688	1.89%	0.00%	to	1.50%	3.88%	to	22.71%
	2020		656	$28.46	to	$33.90	$19,713	0.91%	0.00%	to	1.50%	-0.32%	to	10.61%
	2019		654	$28.55	to	$33.50	$19,633	2.17%	0.00%	to	1.50%	23.75%	to	25.61%
	2018		620	$23.07	to	$26.67	$14,982	2.02%	0.00%	to	1.50%	-8.27%	to	-6.85%
	2017		612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2021		410	$57.58	to	$69.61	$25,198	0.02%	0.00%	to	1.50%	-2.93%	to	12.02%
	2020		452	$52.18	to	$62.14	$25,054	0.16%	0.00%	to	1.50%	27.91%	to	34.53%
	2019		501	$39.37	to	$46.19	$20,857	0.57%	0.00%	to	1.50%	32.51%	to	34.51%
	2018		492	$29.71	to	$34.34	$15,370	0.43%	0.00%	to	1.50%	-6.78%	to	-5.37%
	2017		487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
Voya Russell™ Mid Cap Index Portfolio - Class I
	2021		8,112	$15.69	to	$39.69	$244,259	0.97%	0.00%	to	1.50%	2.08%	to	22.16%
	2020		8,185	$12.88	to	$32.49	$204,187	1.26%	0.00%	to	1.60%	13.37%	to	22.35%
	2019		8,567	$11.08	to	$27.85	$183,792	1.55%	0.00%	to	1.60%	27.88%	to	29.96%
	2018		8,181	$10.05	to	$21.43	$140,564	1.48%	0.00%	to	1.60%	-10.72%	to	-9.31%
	2017		8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
Voya Russell™ Small Cap Index Portfolio - Class I
	2021		5,503	$15.13	to	$36.50	$128,687	0.65%	0.00%	to	1.50%	-3.45%	to	14.35%
	2020		5,179	$13.27	to	$31.92	$108,900	0.94%	0.00%	to	1.50%	6.52%	to	31.52%
	2019		4,975	$11.13	to	$26.70	$89,526	1.13%	0.00%	to	1.50%	23.32%	to	25.18%
	2018		4,174	$9.77	to	$21.33	$67,456	1.16%	0.00%	to	1.55%	-12.65%	to	-11.27%
	2017		3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
Voya Small Company Portfolio - Class I
	2021		2,284	$13.35	to	$100.88	$146,809	0.15%	0.00%	to	1.50%	-1.66%	to	14.77%
	2020		2,504	$11.75	to	$88.26	$140,744	0.51%	0.00%	to	1.50%	10.19%	to	12.28%
	2019		2,792	$10.57	to	$78.92	$141,444	0.42%	0.00%	to	1.50%	24.32%	to	26.26%
	2018		3,081	$26.63	to	$65.49	$127,882	0.57%	0.00%	to	1.50%	-17.12%	to	-15.84%
	2017		3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
Voya Small Company Portfolio - Class S
	2021		4		$38.52		$144	0.00%		0.35%			14.07%
	2020		4		$33.77		$130	0.67%		0.35%			11.64%
	2019		6		$30.25		$168	0.00%		0.35%			25.41%
	2018		5		$24.12		$129	0.00%		0.35%			-16.34%
	2017		5		$28.83		$146	0.19%		0.35%			10.63%
231

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya U.S. Bond Index Portfolio - Class I
	2021		2,069	$10.80	to	$15.91	$28,501	2.09%	0.00%	to	1.80%	-3.63%	to	-0.28%
	2020		2,203	$11.04	to	$16.21	$31,403	2.93%	0.00%	to	1.80%	0.14%	to	7.21%
	2019		1,499	$10.33	to	$15.12	$20,131	2.44%	0.00%	to	1.80%	6.41%	to	8.31%
	2018		1,292	$11.54	to	$13.96	$16,449	2.27%	0.00%	to	1.80%	-2.12%	to	-0.36%
	2017		1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
Voya MidCap Opportunities Portfolio - Class I
	2021		6,705	$17.21	to	$76.93	$373,377	0.00%	0.00%	to	1.60%	-0.87%	to	12.06%
	2020		6,959	$15.40	to	$68.98	$352,229	0.11%	0.00%	to	1.55%	35.49%	to	41.14%
	2019		7,360	$10.94	to	$49.12	$266,926	0.28%	0.00%	to	1.55%	27.36%	to	29.38%
	2018		7,662	$15.24	to	$38.17	$226,057	0.00%	0.00%	to	1.55%	-8.91%	to	-7.48%
	2017		7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
Voya MidCap Opportunities Portfolio - Class R6
	2021	11/24/2021	5		$11.02		$50	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Voya MidCap Opportunities Portfolio - Class S
	2021		21	$41.85	to	$61.70	$1,041	0.00%	0.20%	to	1.55%	1.24%	to	11.49%
	2020		28	$38.01	to	$55.37	$1,247	0.09%	0.30%	to	1.55%	38.62%	to	40.34%
	2019		34	$27.42	to	$39.47	$1,081	0.10%	0.30%	to	1.55%	27.06%	to	28.65%
	2018		41	$21.58	to	$30.69	$1,008	0.00%	0.30%	to	1.55%	-9.14%	to	-7.96%
	2017		41	$23.75	to	$33.37	$1,104	0.00%	0.30%	to	1.55%	22.87%	to	24.37%
Voya SmallCap Opportunities Portfolio - Class I
	2021		2,838	$14.39	to	$53.31	$73,298	0.00%	0.00%	to	1.50%	-2.90%	to	4.67%
	2020		2,980	$13.78	to	$51.04	$75,202	0.00%	0.00%	to	1.50%	22.42%	to	26.40%
	2019		3,187	$10.94	to	$40.47	$64,232	0.00%	0.00%	to	1.50%	23.83%	to	25.71%
	2018		3,223	$11.82	to	$32.26	$55,777	0.00%	0.00%	to	1.55%	-17.17%	to	-15.85%
	2017		3,289	$14.22	to	$38.42	$69,587	0.08%	0.00%	to	1.55%	16.96%	to	18.73%
Voya SmallCap Opportunities Portfolio - Class S
	2021		1		$41.88		$53	0.00%		0.35%			4.00%
	2020		1		$40.27		$58	0.00%		0.35%			25.65%
	2019		3		$32.05		$99	0.00%		0.35%			24.95%
	2018		4		$25.65		$104	0.00%		0.35%			-16.40%
	2017		4		$30.68		$109	0.00%		0.35%			18.05%
Wanger International
	2021		1,919	$19.73	to	$24.90	$42,778	0.55%	0.00%	to	1.50%	-1.67%	to	18.80%
	2020		2,199	$16.76	to	$20.96	$41,580	1.80%	0.00%	to	1.50%	12.67%	to	85.96%
	2019		2,460	$14.79	to	$18.32	$40,999	0.82%	0.00%	to	1.50%	28.06%	to	29.93%
	2018		2,737	$11.48	to	$14.10	$35,293	2.21%	0.00%	to	1.50%	-18.97%	to	-17.69%
	2017		2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
Wanger Select
	2021		1,469	$26.65	to	$52.74	$65,632	0.00%	0.00%	to	1.55%	-3.91%	to	5.84%
	2020		1,599	$25.41	to	$49.83	$68,206	0.69%	0.00%	to	1.55%	23.56%	to	26.63%
	2019		1,807	$20.24	to	$39.35	$61,435	0.07%	0.00%	to	1.65%	27.17%	to	29.32%
	2018		2,040	$15.80	to	$30.43	$54,081	0.18%	0.00%	to	1.65%	-13.71%	to	-12.41%
	2017		2,337	$18.20	to	$34.74	$71,676	0.18%	0.00%	to	1.75%	24.48%	to	26.65%
232

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger USA
	2021		1,983	$19.17	to	$59.88	$101,592	0.77%	0.00%	to	1.50%	-3.64%	to	8.92%
	2020		2,151	$17.76	to	$54.98	$102,087	0.00%	0.00%	to	1.55%	22.32%	to	28.43%
	2019		2,483	$14.43	to	$44.26	$95,744	0.27%	0.00%	to	1.55%	29.07%	to	31.10%
	2018		2,601	$11.11	to	$33.76	$77,471	0.11%	0.00%	to	1.55%	-2.96%	to	-1.42%
	2017		2,586	$11.39	to	$34.26	$79,557	0.00%	0.00%	to	1.75%	17.50%	to	19.58%
American Funds® Washington Mutual Investors FundSM - Class R-3
	2021		25	$35.84	to	$45.64	$1,097	1.13%	0.20%	to	1.55%	3.20%	to	27.73%
	2020		31	$28.42	to	$35.41	$1,031	1.47%	0.25%	to	1.55%	5.69%	to	8.57%
	2019		37	$26.89	to	$34.41	$1,149	1.38%	0.00%	to	1.55%	23.24%	to	25.13%
	2018		98	$21.82	to	$27.50	$2,484	1.50%	0.00%	to	1.55%	-4.80%	to	-3.53%
	2017		113	$22.92	to	$27.46	$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
American Funds® Washington Mutual Investors FundSM - Class R-4
	2021		7,221	$15.51	to	$49.42	$279,457	1.47%	0.00%	to	1.50%	7.92%	to	28.45%
	2020		7,676	$12.11	to	$38.52	$233,109	1.73%	0.00%	to	1.50%	6.12%	to	7.69%
	2019		8,170	$11.28	to	$35.80	$233,053	1.90%	0.00%	to	1.50%	23.61%	to	25.48%
	2018		8,042	$11.02	to	$28.56	$189,561	1.90%	0.00%	to	1.50%	-4.48%	to	-2.98%
	2017		7,659	$11.44	to	$29.47	$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
American Funds® Washington Mutual Investors FundSM - Class R-6
	2021	11/17/2021	7		$11.09		$76	(e)		0.16%			(e)
	2020		(e)		(e)		(e)	(e)		(e)			(e)
	2019		(e)		(e)		(e)	(e)		(e)			(e)
	2018		(e)		(e)		(e)	(e)		(e)			(e)
	2017		(e)		(e)		(e)	(e)		(e)			(e)
Allspring Small Company Growth Fund - Administrator Class
	2021		560	$23.12	to	$24.75	$13,134	0.00%	0.30%	to	1.50%	3.07%	to	15.01%
	2020		456	$20.33	to	$21.52	$9,387	0.00%	0.30%	to	1.50%	21.29%	to	54.63%
	2019		437	$16.02	to	$16.81	$7,076	0.00%	0.30%	to	1.50%	24.27%	to	25.69%
	2018		461	$12.85	to	$13.37	$6,008	0.00%	0.25%	to	1.50%	-5.34%	to	-4.39%
	2017		46	$13.53	to	$13.94	$636	0.00%	0.30%	to	1.50%	18.87%	to	19.72%
Allspring Small Company Value Fund - Class A
	2021		14		$14.87		$203	0.00%		1.00%			35.43%
	2020		12		$10.98		$131	0.77%		1.00%			1.01%
	2019	09/20/2019	12		$10.87		$128	(c)		1.00%			(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
	2017		(c)		(c)		(c)	(c)		(c)			(c)
Allspring Special Small Cap Value Fund - Class A
	2021		1,919	$29.16	to	$80.80	$125,172	0.26%	0.00%	to	1.55%	5.48%	to	27.69%
	2020		2,071	$23.04	to	$63.33	$106,929	0.34%	0.00%	to	1.55%	-0.39%	to	28.20%
	2019		2,292	$22.98	to	$62.67	$118,289	0.86%	0.00%	to	1.55%	26.07%	to	27.99%
	2018		2,450	$18.11	to	$49.00	$99,804	0.46%	0.00%	to	1.55%	-15.07%	to	-13.71%
	2017		2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
233

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

(a)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2018, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2020, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2021, this data is not meaningful and is therefore not presented.

234

Item 8.        Financial Statements and Supplementary Data

C-1

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2021 and 2020, the related consolidated statements of comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2021, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter
The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

C-2

Deferred policy acquisition costs and Value of business acquired
Description of the Matter	As disclosed in Note 1 and Note 5 to the consolidated financial statements, the Company’s deferred policy acquisition costs and value of business acquired (“DAC/VOBA”) totaled $409 million at December 31, 2021, net of unrealized gains and losses, which represented deferred acquisition costs and value of business acquired related to fixed and variable deferred annuity contracts. The carrying amount of the DAC related to fixed and variable deferred annuity contracts is the total of costs deferred, less amortization net of interest. The carrying amount of the VOBA related to fixed and variable deferred annuity contracts is the outstanding value of in-force business acquired, based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition, less amortization net of interest. DAC and VOBA related to fixed and variable deferred annuity contracts are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

As described in Note 1 to the consolidated financial statements, there is a significant amount of uncertainty inherent in calculating estimated gross profits as the calculation includes significant management judgment in developing certain assumptions such as persistency, interest crediting rates, fee income, returns associated with separate account performance, expenses to administer the business, and certain economic variables. Management’s assumptions are adjusted, known as unlocking, over time for emerging experience and expected changes in trends. The unlocking results in DAC/VOBA amortization being recalculated, using the new assumptions for estimated gross profits, that results either in additional or less cumulative amortization expense.

Auditing management’s estimate of DAC/VOBA related to fixed and variable deferred annuity contracts was complex due to the highly judgmental nature of assumptions included in the projection of estimated gross profits used in the valuation of DAC/VOBA.
How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the DAC/VOBA estimation process, including, among others, controls related to management’s evaluation of the need to update assumptions based on the comparison of actual Company experience to previous assumptions and updating investment margins for current and expected future market conditions.

We utilized actuarial specialists to assist with our audit procedures, which included, among others, reviewing the methodology applied by management by comparing to the methodology used in prior periods as well as industry practice. To assess the assumptions used in measuring estimated gross profits, we compared the significant assumptions noted above with historical experience, observable market data and management’s estimates of prospective changes in these assumptions. We also independently recalculated estimated gross profits for a sample of policies for comparison with the actuarial result developed by management.

C-3

Accounting for Reinsurance Transaction on January 4, 2021
Description of the Matter	As discussed in Note 7 to the consolidated financial statements, on January 4, 2021, the Company entered into a reinsurance agreement with Resolution Life U.S. Holdings, Inc (Resolution Life US). As a result of the reinsurance transaction, the Company reinsured $3.5 billion of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements and recorded a reinsurance recoverable of $2.5 billion. The Company ceded $2.4 billion in premiums and $2.5 billion in policyholder benefits. The Company transferred invested assets with a fair market value of $3.7 billion as consideration for the reinsurance arrangements. The Company also recognized non-cash assets of $73 million and $1.5 billion relating to a cost of reinsurance asset and deposit asset, respectively.

Auditing the reinsurance transaction on January 4, 2021 was complex due to multiple elements of the transaction including the assessment of risk transfer, determination of the cost of reinsurance asset, accounting for transfers of assets and liabilities and recording of the reinsurance recoverable and deposit asset amounts.
How We Addressed the Matter in Our Audit	We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the reinsurance agreement process including, among others, controls related to whether the agreement passes risk transfer, the determination of the cost of reinsurance, and the accounting for transfers of assets and liabilities and recording of the reinsurance recoverable and deposit asset amounts.

Our audit procedures included, among others, assessing the terms of the reinsurance agreement with certain subsidiaries of Resolution Life US, evaluating management’s risk transfer conclusion, testing the calculation of the cost of reinsurance and the recognized investments gains and benefit expense amounts, and testing the reinsurance recoverable and deposit asset recorded.

/s/ Ernst and Young LLP
We have served as the Company's auditor since 2001
San Antonio, Texas
March 11, 2022

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2021 and 2020
(In millions, except share and per share data)

	As of December 31,
	2021	2020
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,074 as of 2021 and $24,667 as of 2020; allowance for credit losses of $48 as of 2021 and $14 as of 2020)	$24,360	$28,043
Fixed maturities, at fair value using the fair value option	1,253	1,730
Equity securities, at fair value (cost of $141 as of 2021 and $116 as of 2020)	141	116
Short-term investments	—	17
Mortgage loans on real estate	4,233	4,694
Less: Allowance for credit losses	11	67
Mortgage loans on real estate, net	4,222	4,627
Policy loans	171	187
Limited partnerships/corporations	980	815
Derivatives	149	145
Securities pledged (amortized cost of $725 as of 2021 and $169 as of 2020)	799	220
Other investments	143	43
Total investments	32,218	35,943
Cash and cash equivalents	436	360
Short-term investments under securities loan agreements, including collateral delivered	808	249
Accrued investment income	285	304
Premiums receivable and reinsurance recoverable	3,598	1,219
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	422	173
Short-term loan to affiliate	130	653
Current income tax recoverable	—	5
Due from affiliates	70	118
Property and equipment	72	63
Other assets	1,635	242
Assets held in separate accounts	96,964	87,319
Total assets	$136,638	$126,648

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2021 and 2020
(In millions, except share and per share data)

	As of December 31,
	2021	2020
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$32,926	$33,127
Payable for securities purchased	—	26
Payables under securities loan agreements, including collateral held	811	208
Due to affiliates	110	125
Derivatives	144	216
Current income taxes	42	—
Deferred income taxes	227	439
Other liabilities	384	291
Liabilities related to separate accounts	96,964	87,319
Total liabilities	131,608	121,751

Commitments and Contingencies (Note 12)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2021 and 2020, respectively; $50 par value per share)	3	3
Additional paid-in capital	3,191	2,873
Accumulated other comprehensive income (loss)	1,423	1,882
Retained earnings	413	139
Total shareholder's equity	5,030	4,897
Total liabilities and shareholder's equity	$136,638	$126,648

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2021, 2020 and 2019
(In millions)

	Year Ended December 31,
	2021	2020	2019
Revenues:
Net investment income	$1,949	$1,858	$1,689
Fee income	1,088	905	877
Premiums	(2,425)	32	31
Broker-dealer commission revenue	2	2	2
Net gains (losses):
Total impairments	(2)	(37)	(41)
Less: Portion of impairments recognized in Other comprehensive income (loss)	—	—	2
Net impairments recognized in earnings	(2)	(37)	(43)
Other net gains (losses)	168	(273)	(101)
Total net gains (losses)	166	(310)	(144)
Other revenue	38	(1)	14
Total revenues	818	2,486	2,469
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	(1,483)	1,049	1,013
Operating expenses	1,213	1,090	1,056
Broker-dealer commission expense	2	2	2
Net amortization of Deferred policy acquisition costs and Value of business acquired	97	192	65
Interest expense	—	1	1
Total benefits and expenses	(171)	2,334	2,137
Income (loss) before income taxes	989	152	332
Income tax expense (benefit)	163	(14)	32
Net income (loss)	$826	$166	$300

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2021, 2020 and 2019
(In millions)

	Year Ended December 31,
	2021	2020	2019
Net income (loss)	$826	$166	$300
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities	(580)	748	1,324
Pension and other postretirement benefits liability	(1)	(1)	(1)
Other comprehensive income (loss), before tax	(581)	747	1,323
Income tax expense (benefit) related to items of other comprehensive income (loss)	(122)	157	276
Other comprehensive income (loss), after tax	(459)	590	1,047
Comprehensive income (loss)	$367	$756	$1,347

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2021, 2020 and 2019
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2019	$3	$2,816	$108	$508	$3,435
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Balance as of December 31, 2019	3	2,873	1,292	275	4,443
Adjustment for adoption of ASU 2016-13	—	—	—	(8)	(8)
Comprehensive income (loss):
Net income (loss)	—	—	—	166	166
Other comprehensive income (loss), after tax	—	—	590	—	590
Total comprehensive income (loss)					756
Dividends paid and distributions of capital	—	—	—	(294)	(294)
Balance as of December 31, 2020	3	2,873	1,882	139	4,897
Net income (loss)	—	—	—	826	826
Other comprehensive income (loss), after tax	—	—	(459)	—	(459)
Total comprehensive income (loss)					367
Dividends paid and distributions of capital	—	—	—	(552)	(552)
Contribution of capital	—	318	—	—	318
Balance as of December 31, 2021	$3	$3,191	$1,423	$413	$5,030

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2021, 2020 and 2019
(In millions)

	Year Ended December 31,
	2021	2020	2019

Cash Flows from Operating Activities:
Net income (loss)	$826	$166	$300
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(60)	(59)	(49)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	99	194	65
Net accretion/amortization of discount/premium	(21)	(7)	5
Future policy benefits, claims reserves and interest credited	705	757	568
Deferred income tax (benefit) expense	208	(20)	23
Net (gains) losses	(166)	310	144
Depreciation and amortization	8	10	21
(Gains) losses on limited partnerships/corporations	(147)	(23)	(35)
Change in:
Accrued investment income	19	(11)	9
Premiums receivable and reinsurance recoverable	(83)	85	105
Other receivables and asset accruals	(5)	21	55
Due to/from affiliates	33	(21)	2
Other payables and accruals	61	(84)	158
Other, net	(13)	(12)	(8)
Net cash provided by operating activities	1,464	1,306	1,363

C-10

	Year Ended December 31,
	2021	2020	2019

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$4,832	$3,487	$3,956
Fixed maturities, trading	33	—	—
Equity securities	158	145	3
Mortgage loans on real estate	606	403	803
Limited partnerships/corporations	318	104	70
Acquisition of:
Fixed maturities	(5,743)	(4,988)	(4,582)
Fixed maturities, trading	(33)	—	—
Equity securities	(178)	(178)	(12)
Mortgage loans on real estate	(690)	(433)	(555)
Limited partnerships/corporations	(238)	(158)	(190)
Derivatives, net	(54)	46	23
Policy loans, net	16	18	5
Short-term investments, net	15	(15)	50
Short-term loan to affiliate, net	523	(584)	(69)
Collateral received (delivered), net	44	11	(86)
Receipts on deposit asset contracts	70	—	—
Other, net	(110)	(5)	(3)
Net cash used in investing activities	(431)	(2,147)	(587)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$4,281	$5,197	$3,395
Maturities and withdrawals from investment contracts	(4,718)	(4,220)	(3,686)
Settlements on deposit liability contracts	—	(1)	(5)
Proceeds from loans with affiliates, net	12	7	—
Dividends paid and distributions of capital	(552)	(294)	(396)
Capital contribution from parent	20	—	57
Net cash (used in) provided by financing activities	(957)	689	(635)
Net increase (decrease) in cash and cash equivalents	76	(152)	141
Cash and cash equivalents, beginning of period	360	512	371
Cash and cash equivalents, end of period	$436	$360	$512

Supplemental cash flow information:
Income taxes paid (received), net	$(92)	$2	$(13)
Noncash capital contribution from parent	298	—	—

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company derives its revenue mainly from (a) Investment income earned on investments, (b) Fee income generated from separate account assets supporting variable options under variable annuity contract investments, as designated by contract owners, (c) Premiums, (d) Net gains (losses) on investments and changes in fair value of embedded derivatives on product guarantees, and (e) Other revenue which includes certain other fees. The Company's benefits and expenses primarily consist of (a) Interest credited and other benefits to contract owners/policyholders, (b) Operating expenses, which include expenses related to the selling and servicing of the various products offered by us and other general business expenses, and (c) Amortization of DAC and VOBA. In addition, the Company collects broker-dealer commission revenues through Voya Financial Partners, LLC ("VFP"), which are, in turn, paid to broker-dealers and expensed.

The Company offers qualified and non-qualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as non-qualified deferred compensation plans and related services. The Company's products are offered primarily to public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions to better align business activities to the Company's priorities. This business was transferred as part of the Individual Life Transaction described below. The Company's products are generally distributed through independent brokers and advisors, third-party administrators and consultants.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and non-qualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. In addition to these non-insurance subsidiaries, VRIAC owns the wholly-owned non-insurance subsidiary, VFP.

On January 4, 2021, VRIAC's ultimate parent, Voya Financial, Inc. ("Voya Financial"), completed a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

shares of the capital stock of Security Life of Denver Company ("SLD") and Security Life of Denver International Limited ("SLDI"), including the capital stock of several subsidiaries of SLD and SLDI. Refer to the Reinsurance Note for additional information on the reinsurance transactions associated with the Resolution MTA.

Effective as of March 1, 2021, VRIAC acquired 49.9% of the issued and outstanding common stock of Voya Special Investments, Inc. from Voya Financial. The investment has been accounted for as an equity method investment and recognized within Other investments in Consolidated Balance Sheets. Also, effective as of March 1, 2021, the Company acquired $80 of SLD issued surplus notes and $73 of Resolution (Life U.S. Intermediate Holdings Ltd.) issued preferred shares from affiliated entities, which were received in connection with the Individual Life Transaction.

On June 9, 2021, Voya Financial completed the sale of the independent financial planning channel of Voya Financial Advisors, Inc. ("VFA") to Cetera Financial Group, Inc. (“Cetera”), one of the nation’s largest networks of independently managed broker-dealers. VFA is one of the channels through which VRIAC distributes its products. In connection with this transaction, VFA transferred more than 800 independent financial professionals serving retail customers with approximately $38 billion in assets under advisement to Cetera, while retaining approximately 500 field and phone-based financial professionals who support our business.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, and VRA. Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates, and the differences may be material to the Consolidated Financial Statements.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:
•   Reserves for future policy benefits;
•   Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•   Valuation of investments and derivatives;
•   Impairments;
•   Income taxes; and
•   Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company measures its equity securities at fair value and recognizes any changes in fair value in net income.

The Company's fixed maturities are generally designated as available-for-sale. In addition, the Company has fixed maturities accounted for using the fair value option ("FVO"), and in the second quarter of 2021, the Company established a trading portfolio of fixed maturity debt securities. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. Trading securities are valued at fair value, with the changes in fair value recorded in Other net gains (losses) and interest income recorded in Net investment income in the Consolidated Statements of Operations. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net gains (losses). Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Other net gains (losses).

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors, and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios (“DSC”), loan-to-value (“LTV”), collateral size, seniority of the loan, segmentation, and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Other net gains (losses). Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of the Company's investment in outstanding common stock of an affiliate, Voya Special Investments, Inc., which is accounted for as an equity method investment. Other investments also include Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of FHLB stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Pledged: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a minimum rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net gains (losses) as impairments in the Consolidated Statements of Operations.

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•    When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•    Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
•    When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•    The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net gains (losses) as impairments. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses. The Company evaluates the collectability of accrued interest receivable as part of its quarterly impairment evaluation of available-for-sale investments. Losses are recorded in Net investment income when the Company believes the uncollectability of the accrued interest receivable is confirmed.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•    Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.
•    Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net gains (losses) in the Consolidated Statements of Operations.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net gains (losses). Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net gains (losses).

In addition, the Company previously had coinsurance with funds withheld reinsurance arrangements that were recaptured in March 2020, accounted for under the deposit method, that contained embedded derivatives, the fair value of which was based on the change in the fair value of the underlying assets held in trust. Changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions may have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's deferred annuity products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates an 8% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include general account investment returns, crediting rates, expense and fees as well as policyholder behavior assumptions such as premiums, surrenders and lapses.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years.

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2021 and 2020, contract cost assets were $104 and $105, respectively. For the years ended December 31, 2021, 2020 and 2019, amortization expenses of $23, $23 and $23, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.4% to 5.3%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•    Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•    Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.3% for the year 2021, 4.3% for the year 2020 and 5.3% for the year 2019. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
•    For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances.

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the stabilizer ("Stabilizer") products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net gains (losses).

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•     Such separate accounts are legally recognized;
•     Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•     Investments are directed by the contract owner or participant; and
•     All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $514, $423 and $405 for the years ended December 31, 2021, 2020 and 2019, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $180, $158 and $82 for the years ended December 31, 2021, 2020 and 2019, respectively, the Company recognizes revenue as related consideration is received and provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2021, 2020 and 2019, such revenue represents approximately 21.2%, 23.4% and 19.7% respectively, of total revenues. In calculating the percentage for the year ended December 31, 2021, the Company excluded the

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

day one impact of ceded premiums from the Reinsurance transaction entered into pursuant to the close of the Resolution MTA For the years ended December 31, 2021, 2020 and 2019, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $107 and $88 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2021 and 2020, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between our financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return.

Temporary differences between our financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies we would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable balances are reported net of the allowance for credit losses in the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in Policyholder benefits in the Consolidated Statements of Operations.

Current reinsurance recoverable balances deemed probable of recovery and payable balances under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue in the Consolidated Statements of Operations.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirement, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new Accounting Standard Updates ("ASUs") issued by the Financial Accounting Standards Board ("FASB") and the impact of the adoption on the Company's financial statements:

Standard	Description of Requirements	Effective Date and Method of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2019-12, Simplifying the Accounting for Income Taxes
This standard, issued in December 2019, simplifies the accounting for income taxes by eliminating certain exceptions to the general principles and simplifying several aspects of ASC 740, Income taxes, including requirements related to the following:
•   The intraperiod tax allocation exception to the incremental approach,
•   The tax basis step-up in goodwill obtained in a transaction that is not a business combination,
•   Hybrid tax regimes,
•   Ownership changes in investments - changes from a subsidiary to an equity method investment,
•   Separate financial statements of entities not subject to tax,
•   Interim-period accounting for enacted changes in tax law, and
•   The year-to-date loss limitation in interim-period tax accounting.
		January 1, 2021 on a prospective basis, except for those provisions that required retrospective or modified retrospective method.	Adoption of the ASU did not have an impact on the Company's financial condition, results of operations, or cash flows.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Standard	Description of Requirements	Effective Date and Method of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2016-13, Measurement of Credit Losses on Financial Instruments
This standard, issued in June 2016:
•    Introduces a new current expected credit loss ("CECL") model to measure impairment on certain types of financial instruments,
•    Requires an entity to estimate lifetime expected credit losses, under the new CECL model, based on relevant information about historical events, current conditions, and reasonable and supportable forecasts,
•    Modifies the impairment model for available-for-sale debt securities, and
•    Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.
In addition, the FASB issued various amendments during 2018, 2019, and 2020 to clarify the provisions of ASU 2016-13.
January 1, 2020, using the modified retrospective method for financial assets measured at amortized cost and the prospective method for available-for-sale debt securities.
The Company recorded a $8 decrease, net of tax, to Unappropriated retained earnings as of January 1, 2020 for the cumulative effect of adopting ASU 2016-13. The transition adjustment includes recognition of an allowance for credit losses of $12 related to mortgage loans, net of the effect of DAC/VOBA and other intangibles of $2 and deferred income taxes of $2.

The provisions that required prospective adoption had no effect on the Company's financial condition, results of operations, or cash flows.

In addition, disclosures have been updated to reflect accounting policy changes made as a result of the implementation of ASU
2016-13. (See the Significant Accounting Policies section.)

Comparative information has not been adjusted and continues to be reported under previously applicable U.S. GAAP.

ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income	This standard, issued in February 2018, permits a reclassification from accumulated other comprehensive income ("AOCI") to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017 ("Tax Reform"). Stranded tax effects arise because U.S. GAAP requires that the impact of a change in tax laws or rates on deferred tax liabilities and assets be reported in net income, even if related to items recognized within accumulated other comprehensive income. The amount of the reclassification would be based on the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate, applied to deferred tax liabilities and assets reported within accumulated other comprehensive income.	January 1, 2019 with the change reported in the period of adoption.
The impact to the January 1, 2019 Consolidated Balance Sheet was an increase to AOCI of $137, with a corresponding decrease to Retained earnings. The ASU did not have a material impact on the Company's results of operations, cash flows, or disclosures.

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

The following table provides a description of future adoptions of new accounting standards that may have an impact on the Company's financial statements when adopted:

Standard	Description of Requirements	Effective Date and Transition Provisions	Effect on the Financial Statements or Other Significant Matters
ASU 2020-04, Reference Rate Reform
This standard, issued in March 2020, provides temporary optional expedients and exceptions for applying U.S. GAAP principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met.

In January, 2021, the FASB issued ASU 2021-01 which clarified the scope of relief related to ASU 2020-04.
		The amendments are effective as of March 12, 2020, the issuance date of the ASU. An entity may elect to apply the amendments prospectively through December 31, 2022.	The Company expects that it may elect to apply some of the expedients and exceptions provided in ASU 2020-04; however, the Company is still evaluating its options under this guidance as the reference rate reform adoption process continues. To date, adoption of the ASU has not had an impact on the Company’s financial condition and results of operations. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and hedging relationships as transition progresses.
ASU 2018-12, Targeted Improvements to the Accounting for Long- Duration Contracts	This standard, issued in August 2018, changes the measurement and disclosures of insurance liabilities and DAC for long-duration contracts issued by insurers.	In November, 2020, the FASB released ASU 2020-11, which deferred the effective date of the amendments in ASU 2018-12 for SEC filers to fiscal years ending after December 15, 2022, including interim periods within those fiscal years. Initial adoption for the liability for future policy benefits and DAC is required to be reported using either a full retrospective or modified retrospective approach. For market risk benefits, full retrospective application is required.	Evaluation of the implications of these requirements and related potential financial statement impacts is continuing. The Company does not plan to early adopt the ASU and expects to apply a modified retrospective transition method for the liability of future policy benefits and DAC. While it is not possible to estimate the expected impact of adoption at this time, the Company believes there is a reasonable possibility that implementation of ASU 2018-12 may result in a significant impact on Shareholder’s equity and future earnings patterns.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and fair value option ("FVO") fixed maturities were as follows as of December 31, 2021:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$554	$137	$—	$—	$691	$—
U.S. Government agencies and authorities	20	—	—	—	20	—
State, municipalities and political subdivisions	716	88	1	—	803	—
U.S. corporate public securities	7,314	994	39	—	8,269	—
U.S. corporate private securities	3,620	334	15	—	3,939	—
Foreign corporate public securities and foreign governments(1)	2,352	253	14	—	2,591	—
Foreign corporate private securities(1)	2,563	188	1	—	2,703	47
Residential mortgage-backed securities	3,081	97	20	7	3,164	1
Commercial mortgage-backed securities	2,766	130	15	—	2,881	—
Other asset-backed securities	1,341	16	6	—	1,351	—
Total fixed maturities, including securities pledged	24,327	2,237	111	7	26,412	48
Less: Securities pledged	725	74	—	—	799	—
Total fixed maturities	$23,602	$2,163	$111	$7	$25,613	$48
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net gains (losses) in the Consolidated Statements of Operations.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2020:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	Allowance for credit losses
Fixed maturities:
U.S. Treasuries	$535	$186	$—	$—	$721	$—
U.S. Government agencies and authorities	18	1	—	—	19	—
State, municipalities and political subdivisions	698	116	—	—	814	—
U.S. corporate public securities	7,632	1,531	7	—	9,156	—
U.S. corporate private securities	3,870	536	27	—	4,379	—
Foreign corporate public securities and foreign governments(1)	2,539	413	1	—	2,951	—
Foreign corporate private securities(1)	2,991	348	25	—	3,303	11
Residential mortgage-backed securities	4,071	171	15	11	4,237	1
Commercial mortgage-backed securities	2,712	207	26	—	2,893	—
Other asset-backed securities	1,500	28	6	—	1,520	2
Total fixed maturities, including securities pledged	26,566	3,537	107	11	29,993	14
Less: Securities pledged	169	52	1	—	220	—
Total fixed maturities	$26,397	$3,485	$106	$11	$29,773	$14
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net gains (losses) in the Consolidated Statements of Operations.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2021, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$334	$339
After one year through five years	3,324	3,476
After five years through ten years	4,058	4,429
After ten years	9,423	10,772
Mortgage-backed securities	5,847	6,045
Other asset-backed securities	1,341	1,351
Fixed maturities, including securities pledged	$24,327	$26,412

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2021 and 2020, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Total Shareholder's Equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2021
Communications	$883	$154	$2	$1,035
Financial	2,713	275	13	2,975
Industrial and other companies	7,004	713	26	7,691
Energy	1,385	216	14	1,587
Utilities	2,658	310	10	2,958
Transportation	854	71	1	924
Total	$15,497	$1,739	$66	$17,170

December 31, 2020
Communications	$950	$231	$1	$1,180
Financial	2,921	472	2	3,391
Industrial and other companies	7,284	1,155	13	8,426
Energy	1,571	259	22	1,808
Utilities	3,025	530	1	3,554
Transportation	929	128	20	1,037
Total	$16,680	$2,775	$59	$19,396

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and reported at fair value with changes in the fair value recorded in Other net gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2021 and 2020, approximately 45.1% and 48.2%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2021 and 2020, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

The Company engages in securities lending whereby the initial collateral is required at a minimum rate of 102% of the market value of the loaned securities.  The lending agent retains the collateral and invests it in high quality liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss. As of December 31, 2021 and 2020, the fair value of loaned securities was $739 and $143, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2021 and 2020, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $677 and $74, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2021 and 2020, liabilities to return collateral of $677 and $74, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2021 and 2020, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $87 and $70, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged as of the dates indicated:

	December 31, 2021	December 31, 2020
U.S. Treasuries	$42	$70
U.S. corporate public securities	479	54
Foreign corporate public securities and foreign governments	243	20
Payables under securities loan agreements	$764	$144

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value and ownership interest of these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and does not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Fair Value Measurements Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO, for which changes in fair value are reflected in Other net gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

	Year Ended December 31, 2021
	Residential mortgage-backed securities	Commercial mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1, 2021	$1	$—	$11	$2	$14
Credit losses on securities for which credit losses were not previously recorded	1	—	35	—	36
Initial allowance for credit losses recognized on financial assets accounted for as PCD	—	—	—	—	—
Reductions for securities sold during the period	—	—	—	—	—
Reductions for intent to sell or more likely than not will be required to sell securities prior to recovery of amortized cost	—	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	(1)	—	1	(2)	(2)
Write-offs	—	—	—	—	—
Recoveries of amounts previously written off	—	—	—	—	—
Balance as of December 31, 2021	$1	$—	$47	$—	$48

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Year Ended December 31, 2020
	Residential mortgage-backed securities	Commercial mortgage-backed securities	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1, 2020	$—	$—	$—	$—	$—
Credit losses on securities for which credit losses were not previously recorded	1	—	11	2	14
Initial allowance for credit losses recognized on financial assets accounted for as PCD	—	—	—	—	—
Reductions for securities sold during the period	—	—	—	—	—
Reductions for intent to sell or more likely than not will be required to sell securities prior to recovery of amortized cost	—	—	—	—	—
Increase (decrease) on securities with allowance recorded in previous period	—	—	—	—	—
Write-offs	—	—	—	—	—
Recoveries of amounts previously written off	—	—	—	—	—
Balance as of December 31, 2020	$1	$—	$11	$2	$14

Unrealized Capital Losses

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2021:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities	Fair Value	Unrealized Capital Losses	Number of securities
U.S. Treasuries	$7	$—	4	$7	$—	2	$14	$—	6
State, municipalities and political subdivisions	33	1	21	—	—	—	33	1	21
U.S. corporate public securities	1,237	32	290	110	7	138	1,347	39	428
U.S. corporate private securities	325	2	35	94	13	8	419	15	43
Foreign corporate public securities and foreign governments	425	13	90	21	1	17	446	14	107
Foreign corporate private securities	54	1	7	10	—	1	64	1	8
Residential mortgage-backed	400	11	181	241	9	96	641	20	277
Commercial mortgage-backed	780	8	178	155	7	27	935	15	205
Other asset-backed	577	4	183	70	2	48	647	6	231
Total	$3,838	$72	989	$708	$39	337	$4,546	$111	1,326

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company concluded that an allowance for credit losses was unnecessary for these securities because the unrealized losses are not credit related.

The following table presents available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by market sector and duration as of December 31, 2020:

	Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses	Number of Securities	Fair Value	Unrealized Capital Losses	Number of Securities	Fair Value	Unrealized Capital Losses	Number of Securities
U.S. Treasuries	$8	$—	2	$—	$—	—	$8	$—	2
State, municipalities and political subdivisions	5	—	2	—	—	—	5	—	2
U.S. corporate public securities	199	5	182	22	2	4	221	7	186
U.S. corporate private securities	316	10	29	71	17	7	387	27	36
Foreign corporate public securities and foreign governments	32	1	22	6	—	2	38	1	24
Foreign corporate private securities	176	25	20	3	—	1	179	25	21
Residential mortgage-backed	613	11	134	119	4	54	732	15	188
Commercial mortgage-backed	579	25	105	33	1	7	612	26	112
Other asset-backed	206	1	59	265	5	88	471	6	147
Total	$2,134	$78	555	$519	$29	163	$2,653	$107	718

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not impaired as of December 31, 2021. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

Gross unrealized capital losses on fixed maturities, including securities pledged, increased $4 from $107 to $111 for the year ended December 31, 2021. The change in gross unrealized capital losses was primarily due to higher interest rates in the front end of the yield curve. As of December 31, 2021, $4 of the total $111 of gross unrealized losses were from 4 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are impaired.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2021			2020			2019
	Impairment		No. of Securities	Impairment		No. of Securities	Impairment		No. of Securities
State municipalities, and political subdivisions	$—		—	$—	*	6	$—	*	6
U.S. corporate public securities	—		—	12		43	11		25
U.S. corporate private securities	—		—	—	*	2	1		16
Foreign corporate public securities and foreign governments(1)	—		—	1		22	3		15
Foreign corporate private securities(1)				—	*	7	18		11
Residential mortgage-backed	2		13	3		44	4		71
Commercial mortgage-backed	—	*	1	20		106	—	*	18
Other asset-backed	—		—	1		61	3		73
Total	$2		14	$37		291	$40		235
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific credit allowance recorded in connection with the troubled debt restructuring. A credit allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2021, the Company did not have any new commercial mortgage loan troubled debt restructurings or new private placement troubled debt restructurings. As of December 31, 2020, the Company had eight commercial mortgage loan troubled debt restructurings with a pre-modification carrying value and post-modification carrying value of $45. For the year ended December 31, 2020, the Company had no new private placement troubled debt restructurings.

For the years ended December 31, 2021 and 2020, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default or commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific performance, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.
The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated. The information is updated as of December 31, 2021 and 2020, respectively.

	As of December 31, 2021
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2021	$215	$273	$182	$—	$—	$670
2020	114	202	69	—	—	385
2019	150	145	61	—	—	356
2018	127	43	3	—	—	173
2017	543	202	3	—	—	748
2016	290	227	1	—	—	518
2015 and prior	1,161	207	15	—	—	1,383
Total	$2,600	$1,299	$334	$—	$—	$4,233

	As of December 31, 2020
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2020	$164	$206	$39	$—	$—	$409
2019	209	165	107	—	—	481
2018	124	91	73	—	—	288
2017	499	356	6	—	—	861
2016	399	275	1	—	—	675
2015 and prior	1,574	391	15	—	—	1,980
Total	$2,969	$1,484	$241	$—	$—	$4,694

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated. The information is updated as of December 31, 2021 and 2020, respectively.

	As of December 31, 2021
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2021	$556	$23	$34	$57	$—	$670
2020	342	15	23	5	—	385
2019	206	43	84	23	—	356
2018	96	3	49	25	—	173
2017	355	139	93	161	—	748
2016	440	17	44	17	—	518
2015 and prior	1,065	137	122	59	—	1,383
Total	$3,060	$377	$449	$347	$—	$4,233

	As of December 31, 2020
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Commercial mortgage loans secured by land or construction loans	Total
2020	$298	$93	$18	$—	$—	$409
2019	319	77	36	49	—	481
2018	102	79	60	47	—	288
2017	494	204	103	60	—	861
2016	591	53	31	—	—	675
2015 and prior	1,676	178	72	54	—	1,980
Total	$3,480	$684	$320	$210	$—	$4,694

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated. The information is updated as of December 31, 2021 and 2020, respectively.

	As of December 31, 2021
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2021	$79	$58	$120	$132	$96	$118	$9	$36	$22	$670
2020	70	159	25	33	34	30	1	12	21	385
2019	48	106	10	103	34	12	15	11	17	356
2018	32	60	53	8	6	9	—	5	—	173
2017	87	82	311	129	44	55	4	36	—	748
2016	74	120	162	28	44	63	7	14	6	518
2015 and prior	364	317	252	64	135	102	45	85	19	1,383
Total	$754	$902	$933	$497	$393	$389	$81	$199	$85	$4,233

	As of December 31, 2020
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2020	$84	$159	$35	$37	$32	$29	$1	$12	$20	$409
2019	63	122	11	137	54	39	17	11	27	481
2018	49	98	57	34	26	11	—	13	—	288
2017	99	98	352	136	74	60	5	37	—	861
2016	156	127	180	32	72	72	9	21	6	675
2015 and prior	526	423	326	141	198	180	49	108	29	1,980
Total	$977	$1,027	$961	$517	$456	$391	$81	$202	$82	$4,694

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated. The information is updated as of December 31, 2021 and 2020, respectively.

	As of December 31, 2021
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2021	$24	$159	$368	$104	$—	$7	$8	$670
2020	51	72	124	138	—	—	—	385
2019	30	66	173	67	20	—	—	356
2018	35	72	31	15	3	17	—	173
2017	90	355	184	116	3	—	—	748
2016	103	212	68	127	—	5	3	518
2015 and prior	528	196	267	153	63	139	37	1,383
Total	$861	$1,132	$1,215	$720	$89	$168	$48	$4,233

	As of December 31, 2020
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2020	$51	$73	$141	$144	$—	$—	$—	$409
2019	32	73	283	71	22	—	—	481
2018	49	78	124	17	3	17	—	288
2017	102	415	204	136	4	—	—	861
2016	129	244	138	144	9	7	4	675
2015 and prior	792	305	338	261	79	166	39	1,980
Total	$1,155	$1,188	$1,228	$773	$117	$190	$43	$4,694
The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2021	December 31, 2020
Allowance for credit losses, balance at January 1	$67	$12	(1)
Credit losses on mortgage loans for which credit losses were not previously recorded	1	5
Change in allowance due to transfer of loans from Voya Reinsurance portfolios to Resolution	(7)	—
Increase (decrease) on mortgage loans with allowance recorded in previous period	(50)	52
Provision for expected credit losses	11	69
Write-offs	—	(2)
Recoveries of amounts previously written-off	—	—
Allowance for credit losses, balance at December 31	$11	$67
(1) On January 1, 2020, as a result of implementing ASU 2016-13 Measurement of Credit Losses of Financial Instruments, the Company recorded a transition adjustment for Allowance for credit losses on mortgage loans on real estate of $12.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents past due commercial mortgage loans as of the dates indicated:

	December 31, 2021	December 31, 2020
Delinquency:
Current	$4,233	$4,691
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	—	3
Total	$4,233	$4,694

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. As of December 31, 2021, the Company had no commercial mortgage loan in non-accrual status. As of December 31, 2020, the Company had one commercial mortgage loan in non-accrual status. There was no interest income recognized on loans in non-accrual status for the years ended December 31, 2021 and 2020.

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Fixed maturities	$1,453	$1,603	$1,432
Equity securities	12	9	6
Mortgage loans on real estate	179	200	224
Policy loans	8	12	7
Short-term investments and cash equivalents	3	2	3
Limited partnerships and other	364	107	91
Gross investment income	2,019	1,933	1,763
Less: investment expenses	70	75	74
Net investment income	$1,949	$1,858	$1,689

As of December 31, 2021, the Company had no investments in fixed maturities that did not produce net investment income. For the year ended December 31, 2020, the Company had $1 of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Gains (Losses)

Net gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Net gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net gains (losses) also include changes in fair value of trading debt securities and changes in fair value of equity securities. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Fixed maturities, available-for-sale, including securities pledged	$515	$(23)	$11
Fixed maturities, at fair value option	(562)	(257)	(47)
Equity securities, at fair value	6	3	(16)
Derivatives	(18)	49	(82)
Embedded derivatives - fixed maturities	(4)	—	2
Guaranteed benefit derivatives	35	(27)	(11)
Mortgage loans	99	(56)	—
Other investments	95	1	(1)
Net gains (losses)	$166	$(310)	$(144)

On June 1, 2021, the Company fully disposed of a 9.99% equity interest in VA Capital which was originally acquired as part of a Master Transaction Agreement dated December 20, 2017, related to the sale of substantially all of our Closed Block Variable Annuity (CBVA) and Annuity business. The disposition resulted in a net realized gain of $95 reported as Other net gains (losses) in the Consolidated Statements of Operations.

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Proceeds on sales	$5,275	$1,512	$2,418
Gross gains	538	85	30
Gross losses	8	59	25

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2021			December 31, 2020
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$18	$—	$—	$18	$—	$—
Foreign exchange contracts	567	14	15	628	3	36
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	10,514	135	129	14,155	137	171
Foreign exchange contracts	34	—	—	83	—	3
Equity contracts	—	—	—	55	5	5
Credit contracts	110	—	—	188	—	1
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	7	—	N/A	11	—
Within products	N/A	—	28	N/A	—	59
Managed custody guarantees	N/A	—	1	N/A	—	4
Total		$156	$173		$156	$279
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2021 and 2020. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

	December 31, 2021
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$110	$—	$—
Equity contracts	—	—	—
Foreign exchange contracts	601	14	15
Interest rate contracts	9,576	135	129
		149	144
Counterparty netting(1)		(140)	(140)
Cash collateral netting(1)		(7)	(2)
Securities collateral netting(1)		(2)	(1)
Net receivables/payables		$—	$1
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2020
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$188	$—	$1
Equity contracts	55	5	5
Foreign exchange contracts	711	3	39
Interest rate contracts	12,567	137	171
		145	216
Counterparty netting(1)		(141)	(141)
Cash collateral netting(1)		(1)	(43)
Securities collateral netting(1)		—	(28)
Net receivables/payables		$3	$4
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets.

As of December 31, 2021, the Company held $8 and pledged $2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2020, the Company held $5 and delivered $43 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2021, the Company delivered $60 of securities and held $2 securities as collateral. As of December 31, 2020, the Company delivered $77 of securities and held no securities as collateral.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the periods indicated:

	Year Ended December 31
	2021		2020		2019
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	Net investment income	Net investment income and Other net gains/(losses)	Net investment income	Net investment income and Other net gains/(losses)	Net investment income	Net investment income and Other net gains/(losses)
Amount of Gain or (Loss) Recognized in Other Comprehensive Income	$(1)	$33	$1	$(23)	$2	$—
Amount of Gain or (Loss) Reclassified from Accumulated Other Comprehensive Income	—	3	—	7	—	10

Interest Rate Contracts	Foreign Exchange Contracts
The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the periods indicated:

	Year Ended December 31,
	2021		2020		2019
	Net investment income	Other net gains/(losses)	Net investment income	Other net gains/(losses)	Net investment income	Other net gains/(losses)
Total amounts of line items presented in the statement of operations in which the effects of cash flow hedges are recorded	$1,949	$168	$1,858	$(273)	1,689	(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	8	(5)	10	(3)	10	—

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss) Recognized in Income on Derivative	Year Ended December 31,
		2021	2020	2019
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Other net gains (losses)	$(16)	$51	$(85)
Foreign exchange contracts	Other net gains (losses)	1	(2)	1
Equity contracts	Other net gains (losses)	—	—	1
Credit contracts	Other net gains (losses)	2	3	1
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	Other net gains (losses)	(4)	—	2
Within products	Other net gains (losses)	31	(23)	(11)
Within reinsurance agreements	Policyholder benefits	—	23	(102)
Managed custody guarantees	Other net gains (losses)	4	(4)	—
Total		$18	$48	$(193)

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$510	$181	$—	$691
U.S. Government agencies and authorities	—	20	—	20
State, municipalities and political subdivisions	—	803	—	803
U.S. corporate public securities	—	8,264	5	8,269
U.S. corporate private securities	—	2,560	1,379	3,939
Foreign corporate public securities and foreign governments(1)	—	2,591	—	2,591
Foreign corporate private securities (1)	—	2,431	272	2,703
Residential mortgage-backed securities	—	3,130	34	3,164
Commercial mortgage-backed securities	—	2,881	—	2,881
Other asset-backed securities	—	1,318	33	1,351
Total fixed maturities, including securities pledged	510	24,179	1,723	26,412
Equity securities	27	—	114	141
Derivatives:
Interest rate contracts	—	135	—	135
Foreign exchange contracts	—	14	—	14
Equity contracts	—	—	—	—
Credit contracts	—	—	—	—
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,244	—	—	1,244
Assets held in separate accounts	91,474	5,174	316	96,964
Total assets	$93,255	$29,502	$2,153	$124,910
Percentage of Level to total	74%	24%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$9	$9
Stabilizer and MCGs	—	—	20	20
Other derivatives:
Interest rate contracts	—	129	—	129
Foreign exchange contracts	—	15	—	15
Equity contracts	—	—	—	—
Credit contracts	—	—	—	—
Total liabilities	$—	$144	$29	$173
(1) Primarily U.S. dollar denominated.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$548	$173	$—	$721
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	814	—	814
U.S. corporate public securities	—	9,099	57	9,156
U.S. corporate private securities	—	3,093	1,286	4,379
Foreign corporate public securities and foreign governments(1)	—	2,951	—	2,951
Foreign corporate private securities (1)	—	3,008	295	3,303
Residential mortgage-backed securities	—	4,204	33	4,237
Commercial mortgage-backed securities	—	2,893	—	2,893
Other asset-backed securities	—	1,483	37	1,520
Total fixed maturities, including securities pledged	548	27,737	1,708	29,993
Equity securities	17	—	99	116
Derivatives:
Interest rate contracts	7	130	—	137
Foreign exchange contracts	—	3	—	3
Equity contracts	—	5	—	5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	610	16	—	626
Assets held in separate accounts	81,096	6,001	222	87,319
Total assets	$82,278	$33,892	$2,029	$118,199
Percentage of Level to total	69%	29%	2%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$10	$10
Stabilizer and MCGs	—	—	53	53
Other derivatives:
Interest rate contracts	—	171	—	171
Foreign exchange contracts	—	39	—	39
Equity contracts	—	5	—	5
Credit contracts	—	1	—	1
Total liabilities	$—	$216	$63	$279
(1) Primarily U.S. dollar denominated.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2021
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$57	$—	$—	$5	$—	$—	$(3)	$—	$(54)	$5	$—	$—
U.S. Corporate private securities	1,286	13	(46)	201	—	(103)	(161)	283	(94)	1,379	—	(33)
Foreign corporate private securities(1)	295	(31)	22	38	—	(22)	(30)	—	—	272	3	19
Residential mortgage-backed securities	33	(12)	—	21	—	(7)	—	1	(2)	34	(12)	—
Other asset-backed securities	37	—	(2)	14	—	—	(34)	18	—	33	—	(1)
Total fixed maturities, including securities pledged	1,708	(30)	(26)	279	—	(132)	(228)	302	(150)	1,723	(9)	(15)
Fixed maturities, trading, at fair value	—	—	—	33	—	(33)	—	—	—	—	—	—
Equity securities, at fair value	99	7	—	75	—	(30)	(37)	—	—	114	—	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(53)	33	—	—	(1)	—	1	—	—	(20)	—	—
FIA(2)	(10)	2	—	—	(2)	—	1	—	—	(9)	—	—
Assets held in separate accounts(4)	222	1	—	225	—	(13)	—	—	(119)	316	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Condensed Consolidated Statements of Comprehensive Income

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2020
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$47	$—	$4	$—	$—	$(10)	$(11)	$27	$—	$57	$—	$4
U.S. Corporate private securities	1,002	—	33	255	—	(9)	(89)	294	(200)	1,286	—	33
Foreign corporate private securities(1)	190	(9)	(21)	190	—	(11)	(4)	4	(44)	295	2	(21)
Residential mortgage-backed securities	16	(7)	—	32	—	—	—	—	(8)	33	(7)	—
Other asset-backed securities	48	—	—	4	—	—	(15)	—	—	37	—	—
Total fixed maturities, including securities pledged	1,303	(16)	16	481	—	(30)	(119)	325	(252)	1,708	(5)	16
Equity securities, at fair value	63	2	—	35	—	—	(1)	—	—	99	2	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(22)	(29)	—	—	(2)	—	—	—	—	(53)	—	—
FIA(2)	(11)	2	—	—	(2)	—	1	—	—	(10)	—	—
Assets held in separate accounts(4)	115	—	—	161	—	(2)	—	3	(55)	222	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on securities in the Consolidated Statements of Comprehensive Income.

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2021 and 2020, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2021		December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$26,412	$26,412	$29,993	$29,993
Equity securities	141	141	116	116
Mortgage loans on real estate	4,233	4,495	4,694	5,013
Policy loans	171	171	187	187
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,244	1,244	626	626
Deposit assets(2)	1,407	1,425	—	—
Derivatives	149	149	145	145
Short-term loan to affiliate	130	130	653	653
Other investments	143	143	43	43
Assets held in separate accounts	96,964	96,964	87,319	87,319
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	28,128	35,256	28,169	36,741
Funding agreements with fixed maturities	925	925	795	796
Supplementary contracts, immediate annuities and other	257	267	288	345
Derivatives:
Guaranteed benefit derivatives:
FIA	9	9	10	10
Stabilizer and MCGs	20	20	53	53
Other derivatives	144	144	216	216
Short-term debt(3)	19	19	8	8
Long-term debt(3)	2	2	3	3
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.
(2) Included in Other Assets on the Consolidated Balance Sheets.
(3) Included in Other Liabilities on the Consolidated Balance Sheets.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Deposit assets	Level 3
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Short-term debt and Long-term debt	Level 2

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2019	$536	$551		$1,087
Deferrals of commissions and expenses	43	6		49
Amortization:
Amortization, excluding unlocking	(72)	(66)		(138)
Unlocking (1)	2	(2)		—
Interest accrued	35	38	(2)	73
Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019	288	305		593
Impact of ASU 2016-13	2	—		2
Deferrals of commissions and expenses	56	3		59
Amortization:
Amortization, excluding unlocking	(84)	(76)		(160)
Unlocking (1)	(5)	(94)		(99)
Interest accrued	35	32	(2)	67
Net amortization included in the Consolidated Statements of Operations	(54)	(138)		(192)
Change in unrealized capital gains/losses on available-for-sale securities	(170)	(130)		(300)
Balance as of December 31, 2020	122	40		162
Deferrals of commissions and expenses	55	4		59
Amortization:
Amortization, excluding unlocking	(94)	(86)		(180)
Unlocking (1)	6	17		23
Interest accrued	35	25	(2)	60
Net amortization included in the Consolidated Statements of Operations	(53)	(44)		(97)
Change in unrealized capital gains/losses on available-for-sale securities	146	139		285
Balance as of December 31, 2021	$270	$139		$409
(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking.
(2)     Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2021, 2020 and 2019.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2022	$27
2023	22
2024	17
2025	15
2026	12

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2021 and 2020, the account value for the separate account contracts with guaranteed minimum benefits was $44.2 billion and $46.9 billion, respectively. The additional liability related to minimum guarantees as of December 31, 2021 and 2020 was $25 and $57, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2021 and 2020 was $9.0 billion and $9.2 billion, respectively.

7.    Reinsurance

As of December 31, 2021, the Company has reinsurance treaties with 3 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company previously had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which was accounted for under the deposit method of accounting. This agreement was recaptured in Q1 2020. Refer to the Related Party Transactions Note for further detail.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2021	2020
Premiums receivable	$(3)	$—
Reinsurance recoverable, net of allowance for credit losses	3,601	1,219
Total	$3,598	$1,219

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Information regarding the effect of reinsurance on the Consolidated Statement of Operations is as follows for the periods indicated:

	Year ended December 31,
	2021	2020	2019
Premiums:
Direct premiums	$34	$32	$31
Reinsurance assumed	—	—	—
Reinsurance ceded	(2,459)	—	—
Net premiums	$(2,425)	$32	$31

Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	$1,138	$1,088	$1,051
Reinsurance assumed	8	7	6
Reinsurance ceded	(2,629)	(46)	(44)
Net interest credited and other benefits to contract owners / policyholders	$(1,483)	$1,049	$1,013

Concurrently with the sale of SLD by Resolution Life US disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, SLD entered into reinsurance agreements with ReliaStar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") resulted in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products were ceded to SLD and related assets transferred. The reinsurance obligation with counterparty SLD are secured by collateralized assets held in a trust. RLI, RLNY, and VRIAC continue to be subsidiaries of Voya Financial. The reinsurance transaction does not extinguish the Company’s primary liability to its policyholders. As a result of the reinsurance transactions on January 4, 2021, the Company reinsured $3.5 billion of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. As of January 4, 2021, reinsurance recoverable associated with these transactions was $2.5 billion. The Company ceded $2.4 billion in premiums and $2.5 billion in policyholder benefits. The Company transferred assets with a fair market value of $3.7 billion as consideration for the reinsurance arrangements. As a result of the transfer of invested assets the Company recognized $0.5 billion in pre-tax realized gains. The Company also recognized a non-cash liability of $73 relating to the pretax net cost of reinsurance liability and $1.5 billion deposit asset, respectively, on January 4, 2021 as a result of entering into the reinsurance agreements. The aggregate deferred intangibles will be amortized as a charge to earnings over the life of the underlying policies. The deposit relates to liabilities related to Contract owner account balances that currently exist for the related underlying policies.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2021 and 2020, the Company had $1.1 billion and $1.2 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2021, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amount of $78, as well as an extraordinary dividend in the aggregate amount of $474. During the year ended December 31, 2020 and December 31, 2019 , VRIAC paid an ordinary dividend in the amount of $294 and $396 to its Parent, respectively.

During the year ended December 31, 2021, VRIAC received $318 capital contributions from its Parent, comprised of cash and non-cash assets. During the year ended December 31, 2020, VRIAC did not receive capital contributions from its Parent. During the year ended December 31, 2019, VRIAC received capital contributions of $57 from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $794, $299 and $325 for the years ended December 31, 2021, 2020 and 2019, respectively. Statutory capital and surplus was $2.2 billion and $2.0 billion for the years ended December 31, 2021 and 2020, respectively.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2021	2020	2019
Fixed maturities, net of impairment	$2,126	$3,430	$2,113
Derivatives(1)	77	73	117
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(567)	(855)	(551)
Premium deficiency reserve adjustment	—	(434)	(211)
Other	—	2	—
Unrealized capital gains (losses), before tax	1,636	2,216	1,468
Deferred income tax asset (liability)	(215)	(337)	(180)
Unrealized capital gains (losses), after tax	1,421	1,879	1,288
Pension and other postretirement benefits liability, net of tax	2	3	4
AOCI	$1,423	$1,882	$1,292
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2021, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $20.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2021
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(756)		$160	$(596)
Other	(1)		—	(1)
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	(549)		115	(434)
DAC/VOBA and Sales inducements	288	(1)	(61)	227
Premium deficiency reserve adjustment	434		(91)	343
Change in unrealized gains (losses) on available-for-sale securities	(584)		123	(461)

Derivatives:
Derivatives	25	(2)	(5)	20
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(21)		4	(17)
Change in unrealized gains (losses) on derivatives	4		(1)	3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$(581)		$122	$(459)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2020
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,309		$(275)	$1,034
Other	2		—	2
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	8		(2)	6
DAC/VOBA and Sales inducements	(302)	(1)	63	(239)
Premium deficiency reserve adjustment	(224)		47	(177)
Change in unrealized gains (losses) on available-for-sale securities	793		(167)	626

Derivatives:
Derivatives	(22)	(2)	5	(17)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains (losses) on derivatives	(45)		10	(35)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Accumulated other comprehensive income (loss)	$747		$(157)	$590
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2019
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$1,996		$(419)	$1,577
Other	—		—	—
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	(11)		2	(9)
DAC/VOBA and Sales inducements	(479)	(1)	100	(379)
Premium deficiency reserve adjustment	(160)		33	(127)
Change in unrealized gains (losses) on available-for-sale securities	1,346		(284)	1,062

Derivatives:
Derivatives	1	(2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(23)		5	(18)
Change in unrealized gains (losses) on derivatives	(22)		5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1)	(3)	3	2
Change in pension and other postretirement benefits liability	(1)		3	2
Change in Accumulated other comprehensive income (loss)	$1,323		$(276)	$1,047
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Current tax expense (benefit):
Federal	$(45)	$6	$9
Total current tax expense (benefit)	(45)	6	9
Deferred tax expense (benefit):
Federal	208	(20)	23
Total deferred tax expense (benefit)	208	(20)	23
Total income tax expense (benefit)	$163	$(14)	$32

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2021	2020	2019
Income (loss) before income taxes	$989	$152	$332
Tax rate	21.0%	21.0%	21.0%
Income tax expense (benefit) at federal statutory rate	208	32	70
Tax effect of:
Dividends received deduction	(33)	(37)	(35)
Tax attributes	(11)	(8)	(4)
Other	(1)	(1)	1
Income tax expense (benefit)	$163	$(14)	$32
Effective tax rate	16.5%	(9.2)%	9.6%

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2021	2020
Deferred tax assets
Insurance reserves	$—	$112
Investments	57	9
Compensation and benefits	63	60
Loss carryforwards	211	—
Other assets	—	35
Total gross assets	331	216

Deferred tax liabilities
Net unrealized investment (gains) losses	(463)	(645)
Insurance reserves	(23)	—
Deferred policy acquisition costs	(71)	(10)
Other liabilities	(1)	—
Total gross liabilities	(558)	(655)
Net deferred income tax asset (liability)	$(227)	$(439)

Due to the Individual Life Transaction, $1,668 of federal net operating loss ("NOL") carryforwards were contributed to VRIAC in 2021. The following table sets forth the NOLs as of the dates indicated.

	December 31,
	2021		2020
Federal net operating loss carryforward	$1,006	(1)	$—
(1) NOL not subject to expiration.

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2021 and 2020, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2021 and 2020 of $128 and $128, respectively, in continuing operations, offset by a corresponding benefit in Other comprehensive income.

Tax Sharing Agreement

As of December 31, 2021 and 2020, the Company had a (payable)/receivable from Voya Financial of $(42) and $5, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2021 and December 31, 2020.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2021 and December 31, 2020.

Tax Regulatory Matters

For the tax years 2019 through 2021, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2019 and 2020 tax years, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did conduct any review or provide any letters of assurance for those tax years.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $13, $11 and $11 for the years ended December 31, 2021, 2020 and 2019, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4.0-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $18, $17 and $15, for the years ended December 31, 2021, 2020 and 2019, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Change in benefit obligation:
Benefit obligation, January 1	$84	$82
Interest cost	2	3
Benefits paid	(6)	(6)
Actuarial (gains) losses on obligation	(3)	5
Benefit obligation, December 31	$78	$84

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Accrued benefit cost	$(78)	$(84)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$(78)	$(84)

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assumptions

The discount rate used in the measurement of the December 31, 2021 and 2020 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2021	2020
Discount rate	3.00%	2.67%
In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2021	2020	2019
Discount rate	2.67%	3.36%	4.46%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Interest cost	$2	$3	$3
Net (gain) loss recognition	(3)	5	4
Net periodic (benefit) cost	$(1)	$8	$7

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2022	$6
2023	6
2024	5
2025	5
2026	5
2027-2031	24

In 2022, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $34, $27 and $31 for the years ended December 31, 2021, 2020 and 2019, respectively.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

 The Company recognized tax benefits of $8, $6 and $7 for the years ended 2021, 2020 and 2019, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net Income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•    The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•    The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•    The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
•    Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•    The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2021, 2020, and 2019.

12.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2021, 2020 and 2019, rent expense for leases was $3, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2021 the Company had off-balance sheet commitments to acquire mortgage loans of $73 and purchase limited partnerships and private placement investments of $590.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2021	2020
Fixed maturity collateral pledged to FHLB(1)	$1,124	$997
FHLB restricted stock(2)	47	44
Other fixed maturities-state deposits	14	14
Cash and cash equivalents	3	4
Securities pledged(3)	799	220
Total restricted assets	$1,987	$1,279
(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $739 and $143 as of December 31, 2021 and 2020, respectively. In addition, as of December 31, 2021 and 2020, the Company delivered securities as collateral of $60 and $77, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2021, the Company had $925 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2021, assets with a market value of approximately $1,124 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance Sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2021, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Ravarino, et al. v. Voya Financial, Inc., et al. (USDC District of Connecticut, No. 3:21-cv-01658)(filed December 14, 2021). In this putative class action, the plaintiffs allege that the named defendants, which include VRIAC, breached their fiduciary duties of prudence and loyalty in the administration of the Voya 401(k) Savings Plan. The plaintiffs claim that the named defendants did not exercise proper prudence in their management of allegedly poorly performing investment options, including proprietary funds, and passed excessive investment-management and other administrative fees for proprietary and non-proprietary funds onto plan participants. The plaintiffs also allege that the defendants engaged in self-dealing through the inclusion of the Voya Stable Value Option into the plan offerings and by setting the “crediting rate” for participants’ investment in the Stable Value Fund artificially low in relation to Voya’s general account investment returns in order to maximize the spread and Voya’s profits at the participants’ expense. The complaint seeks disgorgement of unjust profits as well as costs incurred. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

13.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•    Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2021, 2020 and 2019, expenses were incurred in the amounts of $69, $73 and $68, respectively.

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•     Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial and information technology services. For the years ended December 31, 2021, 2020 and 2019, expenses were incurred in the amounts of $505, $458 and $443, respectively.
•     Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2021, 2020 and 2019, revenue under the VIM intercompany agreement was $67, $57 and $59, respectively.

•     Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2021, 2020 and 2019 commission expenses incurred by VRIAC were $84, $81 and $82, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

Reinsurance Agreements

In March 2020, the Company recaptured an automatic reinsurance agreement entered into in 2012 with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsured to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The agreement was accounted for under the deposit method. The recapture resulted in a loss of $20 that was recorded in the Consolidated Statements of Operations for the year ended December 31, 2020.

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual fund products issued by certain of its affiliates. For each of the years ended December 31, 2021, 2020 and 2019, distribution revenues received by VFP related to affiliated mutual fund products were $31, $26, and $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2026, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2021, 2020, and 2019, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred immaterial interest expense and earned interest income of $1, $5 and $2 for the years ended December 31, 2021, 2020 and 2019. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2021, the Company had an outstanding receivable of $130 and VIPS had a $19 outstanding payable. As of December 31, 2020, the Company had an outstanding receivable of $653 and VIPS had a $7 outstanding payable from/to Voya Financial under the reciprocal loan agreement.

C-73

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)		Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
(b)		Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
(d)	(1)	Variable Annuity Contract (GIP-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 033-75984), as filed on April 28, 1995 and to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75980), as filed on August 19, 1997.
	(2)	Form of Variable Annuity Contract (GAIPH-HF) • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 033-75984), as filed on April 28, 1995.
	(3)	Form of Variable Annuity Contract (GUIH-HF) • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 033-75984), as filed on April 28, 1995.
	(4)	Endorsement (EGAAE-IO) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(5)	Endorsement (EGISA-IA) to Contracts GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(6)	Endorsement (EVPE-IC) to Contracts GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(7)	Endorsement (EGE2MF5-IB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
	(8)	Endorsement (EGAWGA-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(9)	Endorsement (EGAWGU-HC) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(10)	Endorsement (ETCI-IB) to Contracts GIH-CDA-HB, GIP-CDA-HB and IMT-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(11)	Endorsement (EGP-MDRPM-96) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.

	(12)	Endorsement (EEGEDP-IB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(13)	Endorsement (EPUMF-IC) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(14)	Endorsement (EGECVT-HI) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(15)	Endorsement (ERPH-HB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(16)	Endorsement (EEIMEDH-IB) to Contract GIH-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(17)	Endorsement (EPAMAR-HD) to Contracts GIH-CDA-HB and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(18)	Endorsement (EG401-GIE-98) to Contracts G-CDA-HF, GIH-CDA-HB, G-CDA-HD and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 033-75974), as filed on April 15, 1999.
	(19)	Endorsement (EEGTRRA-CORP(01)) to Contracts G-CDA-HF, GTCC-FF, I-CDA-HD, GIH-CDA-HB, IMT-CDA-HO, G-CDA-HD and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 033-75974), as filed on April 12, 2002.
	(20)	Endorsement E-GMIRCORP-16 to Contracts G-CDA-HF, GIH-CDA-HB, G-CDA-HD and GIP-CDA-HB • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75980), as filed on April 11, 2018.
	(21)	Endorsement E-SECURE-20 • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75980), as filed on April 12, 2021.
(e)		Variable Annuity Contract Application 155634 (01/14) • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75980), as filed on April 13, 2017.
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(g)		Not applicable
(h)	(1)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.
	(2)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, to the Fund Participation, Administrative and Shareholder Service Agreement dated as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Voya Investments Distributor LLC and each retail, insurance dedicated, registered investment company listed on Schedule A of the Agreement • Incorporated by reference to Post-Effective Amendment No. 73 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 5, 2021.

	(3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(i)		Not applicable
(j)	(1)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(2)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
	(3)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.
	(4)	Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.
	(5)	Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
	(6)	Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)	(1)	Initial Summary Prospectus for 401 Contract
	(2)	Initial Summary Prospectus for HR 10 Contract
	(3)	Not applicable
	(4)	Not applicable
99.16		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director and President
Michael S. Smith, 230 Park Avenue, New York, NY 10169	Director, Chairman and Executive Vice President
Robert L. Grubka, 20 Washington Avenue South, Minneapolis, MN 55401	Director and Senior Vice President
Michael R. Katz, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill, 30 Braintree Hill Office Park, Braintree, MA 02184	Director, Senior Vice President and Chief Risk Officer
Mona M. Zielke, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Director and Vice President

C. Landon Cobb, Jr., 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
William S. Harmon, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Rachel M. Reid, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Assistant Secretary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Michele White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski, One Orange Way , Windsor, CT 06095-4774	Vice President, Compliance
Monalisa Chowdhury, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President
Regina A. Gordon, One Orange Way , Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen, One Orange Way , Windsor, CT 06095-4774	Vice President
Kyle A. Puffer, One Orange Way , Windsor, CT 06095-4774	Vice President and Appointed Actuary
John Thistle, One Orange Way , Windsor, CT 06095-4774	Vice President
Melissa A. O’Donnell, 20 Washington Avenue, South, Minneapolis, MN 55401	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2022

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

03/31/22	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Benefit Strategies, LLC Non-Insurer (New Hampshire) 26-0003294

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*a) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

03/31/22	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*b) Non-Insurer (Delaware) 84-3548142

Oconee Real Estate Holdings LLC (*c) Non-Insurer (Delaware ) 85-1578755

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

03/31/22	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, LLC Non-Insurer (Connecticut) 06-1465377

Voya Custom Investments LLC Non-Insurer (Delaware) 02-0488491

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

03/31/22	Voya Special Investments, Inc. (*d) Non-Insurer (Delaware) 85-1775946

Page 4	VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

*a	Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.
*b	RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.
*c	Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 19% by ReliaStar Life Insurance Company, owned 8.6% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.
*d	Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.
*e	VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-77d. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Item 31. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (1) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (2) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (3) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (4) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (5) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act); (6) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act); and (7) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Andre D. Robinson, One Orange Way, Windsor, CT 06095-4774	Director
Bridget J. A. Witzeman, One Orange Way, Windsor, CT 06095-4774	Managing Director
Rajat P. Badhwar, One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Risk Officer
Melissa A. O’Donnell, 20 Washington Avenue, South, Minneapolis, MN 55401	Secretary
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001	Vice President
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President

Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Justina Richards, 9020 Overlook Blvd, Brentwood, TN 37027Work at Home, Georgia	Vice President and Assistant Treasurer
Frank W. Snodgrass, 9020 Overlook Blvd, Brentwood, TN 37027	Vice President
Brian Stevens, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 84258	Vice President
Katrina Walker, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Tina M. Schultz, 20 Washington Avenue, South, Minneapolis, MN 55401	Assistant Secretary
Judson Bryant, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Cindy S. Craytor, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$72,250,740.95

*	Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2021.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the classes of Contract covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 29th day of April, 2022.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

Robert L. Grubka*	Director
Robert L. Grubka

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director
Heather H. Lavallee		April 29, 2022

Francis G. O’Neill*	Director
Francis G. O’Neill

Director
Mona M. Zielke

Michael S. Smith*	Director
Michael S. Smith

C. Landon Cobb, Jr.*	Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli
*Attorney-in-Fact

*	Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

27(o)(1)	Initial Summary Prospectus for 401 Contract

27(o)(2)	Initial Summary Prospectus for HR 10 Contract

99.16	Powers of Attorney